UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-02224

MML Series Investment Fund

(Exact name of registrant as specified in charter)

1295 State Street, Springfield, MA 01111
(Address of principal executive offices) (Zip code)

Richard J. Byrne 1295 State Street, Springfield, MA 01111
(Name and address of agent for service)

Registrant’s telephone number, including area code: 413-788-8411

Date of fiscal year end: 12/31/2012

Date of reporting period: 6/30/2012

Item 1. Reports to Stockholders.

MML Series Investment Fund
Semiannual Report

MML Blue Chip Growth Fund

MML Equity Index Fund

MML Large Cap Value Fund

MML Small Cap Growth Equity Fund

This semiannual report pertains to certain funds offered through the Series. Your variable product prospectus will list which of these funds are available through your variable product.

June 30, 2012

MassMutual
FINANCIAL GROUP®

We'll help you get there.®

This material must be preceded or accompanied by a current prospectus (or summary prospectus, if available) for the MML Series Investment Fund. Investors should consider a Fund’s investment objective, risks, and charges and expenses carefully before investing. This and other information about the investment company is available in the prospectus (or summary prospectus, if available). Read it carefully before investing.

MML Series Investment Fund – President’s Letter to Shareholders

To Our

Shareholders

Richard J. Byrne

“The first six months of 2012 remind us that it is impossible to predict what the financial markets will do, particularly over short periods of time. Our longstanding belief is that investors should avoid being swayed by the latest news out of Wall Street (or even Europe). Knowing that unexpected events affect the markets all the time, it is critical to plan ahead and maintain an investment strategy that relies on solid investment fundamentals. Your financial professional can likely provide invaluable assistance in this effort.”

June 30, 2012

Welcome to the MML Series Investment Fund Semiannual Report covering the six months ended June 30, 2012. Investors continued to navigate numerous economic and geo-political challenges and drove major U.S. and international stock indexes higher during the period, with U.S. stocks leading the way. On the U.S. economic front, the unemployment level remained in a tight range of between 8.1% and 8.3%, with some storm clouds on the horizon in the form of increased jobless claims in June 2012 – and the creation of fewer-than-projected new jobs during the period. Conversely, the housing market showed some signs of recovery, including a 5.9% increase in pending sales of existing homes throughout the country in June that largely reversed the 5.5% dip that occurred in May. The price of crude oil rose to a peak of nearly $110 per barrel in late February, dropped 29% to slightly more than $78 in mid-June, and rebounded somewhat by the end of the quarter to about $85. Oil’s overall decline during the period undermined the performance of energy stocks, but provided consumers with some relief in the form of lower prices at the gas pump. The price of gold rose in January and February before reversing course to finish essentially flat for the six-month period.

For the first half of 2012, the technology-heavy NASDAQ Composite® Index returned 13.30%, the large-cap stock S&P 500® Index advanced 9.48%, the small-cap stock Russell 2000® Index gained 8.53%, and the blue-chip stock Dow Jones Industrial AverageSM (the “Dow”) rose 6.82%. Foreign stocks from both developed and emerging markets trailed their U.S. counterparts significantly, as indicated by the MSCI® EAFE® Index’s return of 2.96%, representing foreign developed markets, and the 3.94% advance of the MSCI Emerging Markets Index. U.S. fixed-income investments advanced modestly, with the Barclays U.S. Aggregate Bond Index returning 2.37%.*

Key events that defined the period

The year started off with a significant rally that lifted stocks here and abroad, as share prices ground out steady gains punctuated by brief and shallow corrections during the first quarter of 2012. Evidence of an improving U.S. economy and investors who were mainly undaunted by Europe’s ongoing sovereign debt crisis were the primary factors driving the market’s gains through March. As the period progressed, data pointing to an economic slowdown in the U.S. and increasing investor concerns over Europe were primarily responsible for the volatility that characterized much of the second quarter, particularly April and May.

In January 2012, Standard & Poor’s downgraded the government debt of France, Spain, Italy, and Austria on concerns over high debt levels and the countries’ significant need to refinance in 2013. In February, the European Union downgraded its growth outlook for the region’s economies, raising new questions about the virtues of austerity plans and setting the stage for renegotiation of the budget-deficit targets for some member states. Continued improvements in U.S. economic data drove a higher level of confidence among investors for a firmer economic recovery. Encouraging economic data during February included a solid decline in claims for unemployment benefits. In March, Greece successfully passed a sovereign debt restructuring that cut its debt by approximately $140 billion. That same month, Chinese Premier Wen Jiabao cut that country’s 2012 target growth rate to 7.5%. Here at home, the economy strengthened, personal spending increased, and incomes also grew modestly.

*	Indexes are unmanaged, do not incur fees or expenses and cannot be purchased directly for investment.

(Continued)

1

MML Series Investment Fund – President’s Letter to Shareholders (Continued)

April began with the release of the minutes from the Federal Open Market Committee’s (“FOMC”) most recent meeting at which the Federal Reserve (the “Fed”) made no changes to key interest rates, but kept “Operation Twist” in place. Under Operation Twist, the Fed has been selling shorter-term U.S. Treasury securities and using the proceeds to buy those with longer terms in an effort to lower long-term interest rates. The FOMC minutes stated that economic conditions were “expected to warrant an exceptionally low federal funds rate through late 2014.” In June, the Fed announced that Operation Twist would continue through the end of 2012.

News from Europe and China was mixed in April and enough to trigger volatility in equity markets here and abroad. Prices on Spanish and Italian debt fell after rallying earlier in the year. In May, economic reports pointed to the potential for a slowdown in U.S. economic growth, and concerns over the European economy and the fate of the euro zone dominated the markets. Signals from Europe indicated deeper economic weakness and concern over Greece’s potential exit from the euro as its national currency. Germany reported larger-than-expected gains in factory orders and a surprise gain in industrial output, and China reported slower export growth and the country’s lowest industrial production growth since 2009. In June, the positive reaction to the election of a pro-austerity government in Greece was overshadowed by news that the yield of Spanish 10-year bonds hit an all-time high of more than 7%, driving Spain’s borrowing costs to potentially unsustainable levels.

On June 28, three months after conducting hearings on the subject, the U.S. Supreme Court revealed that it had voted five to four to uphold the Affordable Care Act, the health care law signed by President Obama in 2010. The ruling left the law essentially intact, with most mandates taking effect in 2014.

The second quarter, which seemed to contain an especially busy news cycle of both positive and negative developments, ended with some good news for investors when Germany’s finance minister signaled the country’s potential willingness to take action sooner than expected to support short-term measures that would offer the euro zone additional bailout funds. Additionally, strong earnings announcements helped support stock prices in the U.S., and companies with noteworthy names from across numerous industries reported solid results.

Keeping it in perspective

The first six months of 2012 remind us that it is impossible to predict what the financial markets will do, particularly over short periods of time. Our longstanding belief is that investors should avoid being swayed by the latest news out of Wall Street (or even Europe). Knowing that unexpected events affect the markets all the time, it is critical to plan ahead and maintain an investment strategy that relies on solid investment fundamentals. Your financial professional can likely provide invaluable assistance in this effort.

Thank you for your continued confidence in MassMutual. We continue to work diligently to help you take the steps you need to take to prepare for a more secure financial future, despite what may be occurring in the financial markets – or the world.

Sincerely,

Richard J. Byrne

President

The information provided is the opinion of MassMutual Retirement Services Investment Services as of 7/1/12 and is subject to change without notice. It is not to be construed as tax, legal or investment advice. Of course, past performance does not guarantee future results.

2

MML Series Investment Fund – Portfolio Summaries

What is the investment approach of MML Blue Chip Growth Fund, and who is the Fund’s subadviser?

The Fund seeks long-term capital growth. Income is a secondary objective. Under normal circumstances, the Fund invests at least 80% of net assets in the common stocks of large- and medium-sized blue chip growth companies. The Fund’s subadviser currently defines blue chip growth companies to mean firms that, in its view, are well-established in their industries and have the potential for above-average earnings growth. The Fund’s subadviser is T. Rowe Price Associates, Inc. (T. Rowe Price).

MML Blue Chip Growth Fund Largest Holdings (% of Net Assets) on 6/30/12 (Unaudited)

Apple, Inc.	10.0%
Google, Inc. Class A	4.1%
Amazon.com, Inc.	4.0%
Danaher Corp.	3.1%
Priceline.com, Inc.	3.0%
MasterCard, Inc. Class A	2.9%
Starbucks Corp.	2.5%
American Tower Corp.	2.2%
QUALCOMM, Inc.	2.0%
Praxair, Inc.	2.0%

35.8%

MML Blue Chip Growth Fund Sector Table (% of Net Assets) on 6/30/12 (Unaudited)

Communications	21.6%
Consumer, Cyclical	16.3%
Technology	15.6%
Consumer, Non-cyclical	15.5%
Industrial	12.0%
Financial	8.6%
Energy	4.8%
Basic Materials	4.5%
Mutual Funds	0.0%

Total Long-Term Investments	98.9%
Short-Term Investments and Other Assets and Liabilities	1.1%

Net Assets	100.0%

3

MML Series Investment Fund – Portfolio Summaries (Continued)

What is the investment approach of MML Equity Index Fund, and who is the Fund’s subadviser?

The Fund’s investment objective is to provide investment results that correspond to the price and yield performance of publicly traded common stocks in the aggregate as represented by the S&P 500® Index (the “Index”). Under normal circumstances, the Fund invests at least 80% (and, typically, substantially all) of its net assets in the equity securities of companies included within the Index. The Fund’s subadviser is Northern Trust Investments, Inc. (NTI).

“Standard & Poor’s®,” “S&P®,” “Standard & Poor’s 500,” “500,” and “S&P 500” are trademarks of The McGraw-Hill Companies and have been licensed for use by the Fund. The Fund is not sponsored, endorsed, sold, or promoted by Standard & Poor’s, and Standard & Poor’s makes no representation regarding the advisability of investing in the Fund.

MML Equity Index Fund Largest Holdings (% of Net Assets) on 6/30/12 (Unaudited)

Apple, Inc.	4.4%
Exxon Mobil Corp.	3.2%
Microsoft Corp.	1.8%
International Business Machines Corp.	1.8%
General Electric Co.	1.8%
AT&T, Inc.	1.7%
Chevron Corp.	1.7%
Johnson & Johnson	1.5%
Wells Fargo & Co.	1.4%
The Coca-Cola Co.	1.4%

20.7%

MML Equity Index Fund Sector Table (% of Net Assets) on 6/30/12 (Unaudited)

Consumer, Non-cyclical	22.1%
Technology	14.3%
Financial	14.0%
Communications	11.4%
Energy	10.7%
Industrial	10.4%
Consumer, Cyclical	8.7%
Utilities	3.6%
Basic Materials	3.4%
Diversified	0.0%

Total Long-Term Investments	98.6%
Short-Term Investments and Other Assets and Liabilities	1.4%

Net Assets	100.0%

4

MML Series Investment Fund – Portfolio Summaries (Continued)

What is the investment approach of MML Large Cap Value Fund, and who is the Fund’s subadviser?

The Fund seeks both capital growth and income by investing primarily in large-capitalization companies that the Fund’s subadviser believes are undervalued. Under normal circumstances, the Fund will invest at least 80% of its net assets in common stocks of companies with market capitalizations at the time of purchase of at least $5 billion. The Fund’s subadviser is Davis Selected Advisers, L.P. (Davis).

MML Large Cap Value Fund Largest Holdings (% of Net Assets) on 6/30/12 (Unaudited)

Wells Fargo & Co.	6.5%
American Express Co.	6.4%
CVS Caremark Corp.	6.0%
Costco Wholesale Corp.	4.8%
Bank of New York Mellon Corp.	4.5%
Loews Corp.	3.1%
Google, Inc. Class A	3.1%
The Progressive Corp.	2.9%
Bed Bath & Beyond, Inc.	2.6%
Berkshire Hathaway, Inc. Class A	2.6%

42.5%

MML Large Cap Value Fund Sector Table (% of Net Assets) on 6/30/12 (Unaudited)

Financial	35.1%
Consumer, Cyclical	15.9%
Consumer, Non-cyclical	11.8%
Energy	9.4%
Communications	7.4%
Basic Materials	5.5%
Technology	4.3%
Industrial	2.7%
Diversified	1.2%

Total Long-Term Investments	93.3%
Short-Term Investments and Other Assets and Liabilities	6.7%

Net Assets	100.0%

MML Large Cap Value Fund Country Weightings (% of Net Assets) on 6/30/12 (Unaudited)

United States	75.0%
Switzerland	5.1%
Canada	4.6%
United Kingdom	3.2%
Hong Kong	2.1%
Netherlands	1.1%
Netherlands Antilles	0.7%
China	0.5%
Bermuda	0.4%
Mexico	0.4%
Brazil	0.2%

Total Long-Term Investments	93.3%
Short-Term Investments and Other Assets and Liabilities	6.7%

Net Assets	100.0%

5

MML Series Investment Fund – Portfolio Summaries (Continued)

What is the investment approach of MML Small Cap Growth Equity Fund, and who are the Fund’s subadvisers?

The Fund seeks long-term capital appreciation by investing primarily in equity securities of smaller companies that the Fund’s subadvisers believe offer potential for long-term growth. Under normal circumstances, the Fund invests at least 80% of its net assets in the securities of companies whose market capitalizations at the time of purchase are within the market capitalization range of companies included in the Russell 2000® Index or the S&P SmallCap 600 Index. The Fund’s subadvisers are Wellington Management Company, LLP (Wellington Management), which managed approximately 52% of the Fund’s portfolio; and Waddell & Reed Investment Management Company (Waddell & Reed), which was responsible for approximately 48% of the Fund’s portfolio, as of June 30, 2012.

MML Small Cap Growth Equity Fund Largest Holdings (% of Net Assets) on 6/30/12 (Unaudited)

Portfolio Recovery Associates, Inc.	2.9%
Wabtec Corp.	2.5%
Dril-Quip, Inc.	2.3%
Under Armour, Inc. Class A	2.2%
Cyberonics, Inc.	2.0%
Volcano Corp.	2.0%
MICROS Systems, Inc.	1.7%
Stratasys, Inc.	1.6%
Dexcom, Inc.	1.5%
Sapient Corp.	1.5%

20.2%

MML Small Cap Growth Equity Fund Sector Table (% of Net Assets) on 6/30/12 (Unaudited)

Consumer, Non-cyclical	19.1%
Industrial	16.7%
Technology	15.5%
Consumer, Cyclical	15.2%
Financial	11.4%
Communications	9.8%
Energy	6.0%
Basic Materials	2.0%
Mutual Funds	1.3%
Utilities	0.3%

Total Long-Term Investments	97.3%
Short-Term Investments and Other Assets and Liabilities	2.7%

Net Assets	100.0%

6

MML Blue Chip Growth Fund – Portfolio of Investments

June 30, 2012 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.9%

COMMON STOCK — 98.9%
Advertising — 0.2%
Omnicom Group, Inc.	14,800	$719,280

Aerospace & Defense — 1.2%
The Boeing Co.	33,900	2,518,770
United Technologies Corp.	16,500	1,246,245

		3,765,015

Apparel — 1.5%
Nike, Inc. Class B	24,470	2,147,977
Ralph Lauren Corp.	19,000	2,661,140

		4,809,117

Automotive & Parts — 0.2%
Johnson Controls, Inc.	23,900	662,269

Banks — 1.2%
Northern Trust Corp.	18,100	832,962
State Street Corp.	18,700	834,768
U.S. Bancorp	56,300	1,810,608
Wells Fargo & Co.	7,600	254,144

		3,732,482

Beverages — 0.3%
The Coca-Cola Co.	600	46,914
Monster Beverage Corp. (a)	11,800	840,160

		887,074

Biotechnology — 3.3%
Alexion Pharmaceuticals, Inc. (a)	29,400	2,919,420
Amgen, Inc.	820	59,893
Biogen Idec, Inc. (a)	32,900	4,750,102
Celgene Corp. (a)	36,500	2,341,840
Regeneron Pharmaceuticals, Inc. (a)	4,100	468,302
Vertex Pharmaceuticals, Inc. (a)	1,000	55,920

		10,595,477

Chemicals — 4.5%
Air Products & Chemicals, Inc.	800	64,584
Ecolab, Inc.	26,400	1,809,192
Monsanto Co.	32,650	2,702,767
Praxair, Inc.	59,330	6,450,951
The Sherwin-Williams Co.	25,100	3,321,985

		14,349,479

Commercial Services — 5.8%
MasterCard, Inc. Class A	21,390	9,200,053
McKesson Corp.	51,500	4,828,125
Visa, Inc. Class A	35,680	4,411,118

		18,439,296

Computers — 12.0%
Accenture PLC Class A	13,350	802,201
Apple, Inc. (a)	54,720	31,956,480

	Number of Shares	Value
EMC Corp. (a)	149,600	$3,834,248
IHS, Inc. Class A (a)	13,000	1,400,490
International Business Machines Corp.	100	19,558

		38,012,977

Distribution & Wholesale — 2.2%
Fastenal Co.	74,600	3,007,126
Fossil, Inc. (a)	28,500	2,181,390
W.W. Grainger, Inc.	9,500	1,816,780

		7,005,296

Diversified Financial — 5.1%
American Express Co.	64,050	3,728,351
Ameriprise Financial, Inc.	13,400	700,284
BlackRock, Inc.	1,300	220,766
The Charles Schwab Corp.	100	1,293
Citigroup, Inc.	1,100	30,151
Franklin Resources, Inc.	45,350	5,033,396
The Goldman Sachs Group, Inc.	750	71,895
IntercontinentalExchange, Inc. (a)	14,850	2,019,303
Invesco Ltd.	134,500	3,039,700
JP Morgan Chase & Co.	19,000	678,870
Morgan Stanley	3,700	53,983
TD Ameritrade Holding Corp.	28,800	489,600

		16,067,592

Electronics — 0.0%
Amphenol Corp. Class A	600	32,952

Foods — 0.7%
Whole Foods Market, Inc.	23,800	2,268,616

Hand & Machine Tools — 0.1%
Stanley Black & Decker, Inc.	5,700	366,852

Health Care – Products — 1.3%
Baxter International, Inc.	16,500	876,975
Covidien PLC	15,000	802,500
Edwards Lifesciences Corp. (a)	11,100	1,146,630
Henry Schein, Inc. (a)	400	31,396
Intuitive Surgical, Inc. (a)	50	27,690
Stryker Corp.	25,130	1,384,663

		4,269,854

Health Care – Services — 1.1%
Thermo Fisher Scientific, Inc.	28,500	1,479,435
UnitedHealth Group, Inc.	33,000	1,930,500

		3,409,935

Insurance — 0.2%
Marsh & McLennan Cos., Inc.	17,800	573,694
Prudential Financial, Inc.	1,500	72,645

		646,339

Internet — 17.2%
Amazon.com, Inc. (a)	56,250	12,844,688

The accompanying notes are an integral part of the financial statements.

7

MML Blue Chip Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Baidu, Inc. Sponsored ADR (Cayman Islands) (a)	50,200	$5,771,996
eBay, Inc. (a)	107,100	4,499,271
Expedia, Inc.	700	33,649
Facebook, Inc. (b)	57,635	1,703,921
Facebook, Inc. Class A (a)	5,800	180,496
Facebook, Inc. Class A (b)	20,341	601,361
Google, Inc. Class A (a)	22,600	13,109,582
Groupon, Inc. (a)	72,800	773,864
Liberty Interactive Corp. Class A (a)	53,700	955,323
LinkedIn Corp. (a)	11,700	1,243,359
Priceline.com, Inc. (a)	14,400	9,569,088
Tencent Holdings Ltd.	113,700	3,357,619

		54,644,217

Leisure Time — 1.3%
Carnival Corp.	84,000	2,878,680
Harley-Davidson, Inc.	26,900	1,230,137

		4,108,817

Lodging — 3.0%
Las Vegas Sands Corp.	81,600	3,548,784
Marriott International, Inc. Class A	79,187	3,104,130
Starwood Hotels & Resorts Worldwide, Inc.	53,200	2,821,728
Wynn Resorts Ltd.	2,000	207,440

		9,682,082

Machinery – Construction & Mining — 0.0%
Caterpillar, Inc.	1,300	110,383

Machinery – Diversified — 0.4%
Cummins, Inc.	3,200	310,112
Deere & Co.	100	8,087
Roper Industries, Inc.	9,000	887,220

		1,205,419

Manufacturing — 4.2%
3M Co.	7,200	645,120
Danaher Corp.	191,160	9,955,613
General Electric Co.	13,100	273,004
Honeywell International, Inc.	43,000	2,401,120

		13,274,857

Media — 1.6%
Discovery Communications, Inc. Series C (a)	52,075	2,608,437
The Walt Disney Co.	53,300	2,585,050

		5,193,487

Metal Fabricate & Hardware — 1.5%
Precision Castparts Corp.	29,100	4,786,659

Oil & Gas — 2.5%
Concho Resources, Inc. (a)	18,000	1,532,160
EOG Resources, Inc.	23,590	2,125,695
EQT Corp.	19,000	1,018,970

	Number of Shares	Value
Occidental Petroleum Corp.	11,600	$994,932
Pioneer Natural Resources Co.	12,700	1,120,267
Range Resources Corp.	18,300	1,132,221

		7,924,245

Oil & Gas Services — 2.3%
Cameron International Corp. (a)	35,400	1,511,934
FMC Technologies, Inc. (a)	20,800	815,984
Halliburton Co.	200	5,678
Schlumberger Ltd.	76,900	4,991,579

		7,325,175

Pharmaceuticals — 3.4%
Allergan, Inc.	24,460	2,264,262
Cardinal Health, Inc.	42,800	1,797,600
Express Scripts Holding Co. (a)	74,800	4,176,084
Gilead Sciences, Inc. (a)	42,100	2,158,888
Perrigo Co.	3,700	436,341

		10,833,175

Real Estate Investment Trusts (REITS) — 2.2%
American Tower Corp.	99,770	6,974,921

Retail — 8.1%
Bed Bath & Beyond, Inc. (a)	10,300	636,540
Chipotle Mexican Grill, Inc. (a)	6,500	2,469,675
Coach, Inc.	30,500	1,783,640
CVS Caremark Corp.	18,800	878,524
Dollar General Corp. (a)	15,400	837,606
Dollar Tree, Inc. (a)	12,800	688,640
The Home Depot, Inc.	11,600	614,684
Limited Brands, Inc.	18,500	786,805
McDonald’s Corp.	17,150	1,518,289
Michael Kors Holdings Ltd. (a)	6,400	267,776
O’Reilly Automotive, Inc. (a)	26,500	2,219,905
PVH Corp.	21,600	1,680,264
Ross Stores, Inc.	8,100	506,007
Starbucks Corp.	148,500	7,918,020
Tiffany & Co.	100	5,295
Tim Hortons, Inc.	600	31,584
Yum! Brands, Inc.	43,000	2,770,060

		25,613,314

Semiconductors — 2.0%
Altera Corp.	14,350	485,604
Broadcom Corp. Class A (a)	118,750	4,013,750
Xilinx, Inc.	50,600	1,698,642

		6,197,996

Software — 1.7%
Autodesk, Inc. (a)	45,600	1,595,544
Cerner Corp. (a)	100	8,266
Fiserv, Inc. (a)	3,770	272,269
Intuit, Inc.	13,700	813,095
Microsoft Corp.	3,950	120,831
Oracle Corp.	1,100	32,670

The accompanying notes are an integral part of the financial statements.

8

MML Blue Chip Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Red Hat, Inc. (a)	11,200	$632,576
Salesforce.com, Inc. (a)	15,000	2,073,900

		5,549,151

Telecommunications — 2.5%
Juniper Networks, Inc. (a)	86,350	1,408,368
QUALCOMM, Inc.	117,100	6,520,128

		7,928,496

Transportation — 4.1%
C.H. Robinson Worldwide, Inc.	100	5,853
Expeditors International of Washington, Inc.	8,800	341,000
FedEx Corp.	55,300	5,066,033
J.B. Hunt Transport Services, Inc.	11,000	655,600
Kansas City Southern	16,300	1,133,828
Union Pacific Corp.	49,300	5,881,983
United Continental Holdings, Inc. (a)	2,500	60,825

		13,145,122

TOTAL COMMON STOCK (Cost $237,529,994)		314,537,418

TOTAL EQUITIES (Cost $237,529,994)		314,537,418

MUTUAL FUNDS — 0.0%
Diversified Financial — 0.0%
T. Rowe Price Reserve Investment Fund	1,000	1,000

TOTAL MUTUAL FUNDS (Cost $1,000)		1,000

TOTAL LONG-TERM INVESTMENTS (Cost $237,530,994)		314,538,418

	Principal Amount
SHORT-TERM INVESTMENTS — 1.0%
Repurchase Agreement — 1.0%
State Street Bank & Trust Co. Repurchase Agreement, dated 6/29/12, 0.010%, due 7/02/12 (c)	$3,062,532	3,062,532

Value
TOTAL SHORT-TERM INVESTMENTS (Cost $3,062,532)	$3,062,532

TOTAL INVESTMENTS — 99.9% (Cost $240,593,526) (d)	317,600,950

Other Assets/(Liabilities) — 0.1%	464,734

NET ASSETS — 100.0%	$318,065,684

Notes to Portfolio of Investments

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	This security is valued in good faith under procedures established by the Board of Trustees.
(c)	Maturity value of $3,062,535. Collateralized by U.S. Government Agency obligations with a rate of 3.000%, maturity date of 12/01/26, and an aggregate market value, including accrued interest, of $3,124,929.
(d)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

9

MML Equity Index Fund – Portfolio of Investments

June 30, 2012 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.6%

COMMON STOCK — 98.6%
Advertising — 0.2%
The Interpublic Group of Companies, Inc.	10,950	$118,807
Omnicom Group, Inc.	6,740	327,564

		446,371

Aerospace & Defense — 1.9%
The Boeing Co.	18,499	1,374,476
General Dynamics Corp.	8,906	587,440
Goodrich Corp.	3,100	393,390
L-3 Communications Holdings, Inc.	2,377	175,922
Lockheed Martin Corp.	6,591	573,944
Northrop Grumman Corp.	6,244	398,305
Raytheon Co.	8,228	465,622
Rockwell Collins, Inc.	3,616	178,449
United Technologies Corp.	22,473	1,697,386

		5,844,934

Agriculture — 2.2%
Altria Group, Inc.	50,294	1,737,658
Archer-Daniels-Midland Co.	16,177	477,545
Lorillard, Inc.	3,204	422,768
Philip Morris International, Inc.	42,135	3,676,700
Reynolds American, Inc.	8,184	367,216

		6,681,887

Airlines — 0.1%
Southwest Airlines Co.	19,194	176,969

Apparel — 0.4%
Nike, Inc. Class B	9,079	796,955
Ralph Lauren Corp.	1,610	225,497
VF Corp.	2,141	285,716

		1,308,168

Auto Manufacturers — 0.4%
Ford Motor Co.	94,254	903,896
Paccar, Inc.	8,780	344,088

		1,247,984

Automotive & Parts — 0.2%
BorgWarner, Inc. (a)	2,826	185,357
The Goodyear Tire & Rubber Co. (a)	5,977	70,589
Johnson Controls, Inc.	16,875	467,606

		723,552

Banks — 4.3%
Bank of America Corp.	266,188	2,177,418
Bank of New York Mellon Corp.	29,471	646,889
BB&T Corp.	17,194	530,435
Capital One Financial Corp.	14,325	783,005
Comerica, Inc.	4,829	148,299
Fifth Third Bancorp	22,825	305,855
First Horizon National Corp.	6,141	53,120

	Number of Shares	Value
Huntington Bancshares, Inc.	21,470	$137,408
KeyCorp	23,291	180,272
M&T Bank Corp.	3,120	257,618
Northern Trust Corp.	5,946	273,635
PNC Financial Services Group, Inc.	13,099	800,480
Regions Financial Corp.	34,703	234,245
State Street Corp.	12,038	537,376
SunTrust Banks, Inc.	13,279	321,750
U.S. Bancorp	46,802	1,505,152
Wells Fargo & Co.	131,268	4,389,602
Zions Bancorp	4,655	90,400

		13,372,959

Beverages — 2.7%
Brown-Forman Corp. Class B	2,433	235,636
The Coca-Cola Co.	55,735	4,357,920
Coca-Cola Enterprises, Inc.	7,439	208,590
Constellation Brands, Inc. Class A (a)	3,958	107,103
Dr. Pepper Snapple Group, Inc.	5,229	228,769
Molson Coors Brewing Co. Class B	3,899	162,237
Monster Beverage Corp. (a)	3,790	269,848
PepsiCo, Inc.	38,642	2,730,444

		8,300,547

Biotechnology — 1.2%
Alexion Pharmaceuticals, Inc. (a)	4,735	470,185
Amgen, Inc.	19,197	1,402,149
Biogen Idec, Inc. (a)	5,926	855,596
Celgene Corp. (a)	10,902	699,472
Life Technologies Corp. (a)	4,447	200,071

		3,627,473

Building Materials — 0.0%
Masco Corp.	8,649	119,962

Chemicals — 2.3%
Air Products & Chemicals, Inc.	5,191	419,070
Airgas, Inc.	1,734	145,673
CF Industries Holdings, Inc.	1,633	316,377
The Dow Chemical Co.	29,498	929,187
E.I. du Pont de Nemours & Co.	23,127	1,169,532
Eastman Chemical Co.	3,426	172,568
Ecolab, Inc.	7,229	495,403
FMC Corp.	3,430	183,436
International Flavors & Fragrances, Inc.	1,966	107,737
Monsanto Co.	13,200	1,092,696
The Mosaic Co.	7,334	401,610
PPG Industries, Inc.	3,747	397,632
Praxair, Inc.	7,356	799,818
The Sherwin-Williams Co.	2,108	278,994
Sigma-Aldrich Corp.	3,017	223,047

		7,132,780

The accompanying notes are an integral part of the financial statements.

10

MML Equity Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Coal — 0.1%
Alpha Natural Resources, Inc. (a)	5,305	$46,206
CONSOL Energy, Inc.	5,666	171,340
Peabody Energy Corp.	6,806	166,883

		384,429

Commercial Services — 1.8%
Apollo Group, Inc. Class A (a)	2,640	95,542
Automatic Data Processing, Inc.	12,107	673,876
DeVry, Inc.	1,375	42,584
Donnelley (R.R.) & Sons Co.	4,678	55,060
Equifax, Inc.	2,982	138,961
H&R Block, Inc.	7,253	115,903
Iron Mountain, Inc.	4,154	136,916
MasterCard, Inc. Class A	2,621	1,127,318
McKesson Corp.	5,818	545,437
Moody’s Corp.	4,836	176,756
Paychex, Inc.	7,961	250,055
Quanta Services, Inc. (a)	5,380	129,497
Robert Half International, Inc.	3,562	101,766
SAIC, Inc.	6,758	81,907
Total System Services, Inc.	3,866	92,513
Visa, Inc. Class A	12,310	1,521,885
Western Union Co.	15,040	253,274

		5,539,250

Computers — 8.0%
Accenture PLC Class A	15,878	954,109
Apple, Inc. (a)	23,096	13,488,064
Cognizant Technology Solutions Corp. Class A (a)	7,559	453,540
Computer Sciences Corp.	3,907	96,972
Dell, Inc. (a)	36,715	459,672
EMC Corp. (a)	51,852	1,328,967
Hewlett-Packard Co.	48,745	980,262
International Business Machines Corp.	28,495	5,573,052
Lexmark International, Inc. Class A	1,776	47,206
NetApp, Inc. (a)	8,903	283,293
SanDisk Corp. (a)	6,058	220,996
Seagate Technology PLC	9,348	231,176
Teradata Corp. (a)	4,179	300,930
Western Digital Corp. (a)	5,846	178,186

		24,596,425

Cosmetics & Personal Care — 1.9%
Avon Products, Inc.	10,505	170,286
Colgate-Palmolive Co.	11,784	1,226,715
The Estee Lauder Cos., Inc. Class A	5,600	303,072
The Procter & Gamble Co.	67,705	4,146,931

		5,847,004

Distribution & Wholesale — 0.3%
Fastenal Co.	7,272	293,134
Fossil, Inc. (a)	1,304	99,808

	Number of Shares	Value
Genuine Parts Co.	3,871	$233,228
W.W. Grainger, Inc.	1,496	286,095

		912,265

Diversified Financial — 4.0%
American Express Co.	24,727	1,439,359
Ameriprise Financial, Inc.	5,369	280,584
BlackRock, Inc.	3,154	535,612
The Charles Schwab Corp.	26,803	346,563
Citigroup, Inc.	72,429	1,985,279
CME Group, Inc.	1,638	439,164
Discover Financial Services	13,169	455,384
E*TRADE Financial Corp. (a)	6,419	51,609
Federated Investors, Inc. Class B	2,205	48,179
Franklin Resources, Inc.	3,492	387,577
The Goldman Sachs Group, Inc.	12,155	1,165,178
IntercontinentalExchange, Inc. (a)	1,800	244,764
Invesco Ltd.	11,129	251,515
JP Morgan Chase & Co.	93,997	3,358,513
Legg Mason, Inc.	3,093	81,562
Morgan Stanley	37,610	548,730
The NASDAQ OMX Group, Inc.	2,940	66,650
NYSE Euronext	6,333	161,998
SLM Corp.	11,984	188,269
T. Rowe Price Group, Inc.	6,313	397,467

		12,433,956

Electric — 3.4%
The AES Corp. (a)	16,022	205,562
Ameren Corp.	6,039	202,548
American Electric Power Co., Inc.	11,914	475,369
CenterPoint Energy, Inc.	10,420	215,381
CMS Energy Corp.	6,515	153,102
Consolidated Edison, Inc.	7,269	452,059
Dominion Resources, Inc.	14,116	762,264
DTE Energy Co.	4,215	250,076
Duke Energy Corp.	33,120	763,747
Edison International	8,014	370,247
Entergy Corp.	4,356	295,729
Exelon Corp.	20,999	789,982
FirstEnergy Corp.	10,310	507,149
Integrys Energy Group, Inc.	1,961	111,522
NextEra Energy, Inc.	10,331	710,876
Northeast Utilities	7,732	300,079
NRG Energy, Inc. (a)	5,609	97,372
Pepco Holdings, Inc.	5,535	108,320
PG&E Corp.	10,392	470,446
Pinnacle West Capital Corp.	2,663	137,784
PPL Corp.	14,286	397,294
Progress Energy, Inc.	7,349	442,189
Public Service Enterprise Group, Inc.	12,492	405,990
SCANA Corp.	2,887	138,114
The Southern Co.	21,473	994,200

The accompanying notes are an integral part of the financial statements.

11

MML Equity Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
TECO Energy, Inc.	5,429	$98,048
Wisconsin Energy Corp.	5,752	227,607
Xcel Energy, Inc.	11,978	340,295

		10,423,351

Electrical Components & Equipment — 0.3%
Emerson Electric Co.	18,111	843,610
Molex, Inc.	3,305	79,122

		922,732

Electronics — 0.4%
Agilent Technologies, Inc.	8,592	337,150
Amphenol Corp. Class A	3,962	217,593
FLIR Systems, Inc.	3,803	74,159
Jabil Circuit, Inc.	4,524	91,973
PerkinElmer, Inc.	2,764	71,311
TE Connectivity Ltd.	10,628	339,139
Waters Corp. (a)	2,217	176,185

		1,307,510

Energy – Alternate Sources — 0.0%
First Solar, Inc. (a)	1,470	22,138

Engineering & Construction — 0.1%
Fluor Corp.	4,160	205,255
Jacobs Engineering Group, Inc. (a)	3,141	118,918

		324,173

Entertainment — 0.0%
International Game Technology	7,272	114,534

Environmental Controls — 0.3%
Republic Services, Inc.	7,828	207,129
Stericycle, Inc. (a)	2,101	192,598
Waste Management, Inc.	11,417	381,328

		781,055

Foods — 1.9%
Campbell Soup Co.	4,421	147,573
ConAgra Foods, Inc.	10,282	266,612
Dean Foods Co. (a)	4,462	75,988
General Mills, Inc.	16,016	617,257
H.J. Heinz Co.	7,910	430,146
The Hershey Co.	3,781	272,345
Hormel Foods Corp.	3,466	105,436
The J.M. Smucker Co.	2,783	210,172
Kellogg Co.	6,131	302,442
Kraft Foods, Inc. Class A	43,804	1,691,711
The Kroger Co.	13,873	321,715
McCormick & Co., Inc.	3,319	201,297
Safeway, Inc.	5,928	107,593
Sysco Corp.	14,432	430,218
Tyson Foods, Inc. Class A	7,060	132,940
Whole Foods Market, Inc.	4,048	385,855

		5,699,300

	Number of Shares	Value
Forest Products & Paper — 0.1%
International Paper Co.	10,752	$310,840
MeadWestvaco Corp.	4,337	124,689

		435,529

Gas — 0.2%
AGL Resources, Inc.	2,947	114,196
NiSource, Inc.	7,087	175,403
Sempra Energy	5,883	405,221

		694,820

Hand & Machine Tools — 0.1%
Snap-on, Inc.	1,396	86,901
Stanley Black & Decker, Inc.	4,223	271,792

		358,693

Health Care – Products — 3.2%
Baxter International, Inc.	13,599	722,787
Becton, Dickinson & Co.	5,006	374,199
Boston Scientific Corp. (a)	35,482	201,183
C.R. Bard, Inc.	2,062	221,541
CareFusion Corp. (a)	5,556	142,678
Covidien PLC	11,933	638,416
Edwards Lifesciences Corp. (a)	2,854	294,818
Intuitive Surgical, Inc. (a)	979	542,160
Johnson & Johnson	67,848	4,583,811
Medtronic, Inc.	25,682	994,664
St. Jude Medical, Inc.	7,742	308,983
Stryker Corp.	7,962	438,706
Varian Medical Systems, Inc. (a)	2,746	166,874
Zimmer Holdings, Inc.	4,372	281,382

		9,912,202

Health Care – Services — 1.4%
Aetna, Inc.	8,569	332,220
Cigna Corp.	7,115	313,060
Coventry Health Care, Inc.	3,601	114,476
DaVita, Inc. (a)	2,327	228,535
Humana, Inc.	4,009	310,457
Laboratory Corporation of America Holdings (a)	2,368	219,300
Quest Diagnostics, Inc.	3,884	232,652
Tenet Healthcare Corp. (a)	10,535	55,203
Thermo Fisher Scientific, Inc.	9,048	469,682
UnitedHealth Group, Inc.	25,621	1,498,828
WellPoint, Inc.	8,168	521,037

		4,295,450

Holding Company – Diversified — 0.0%
Leucadia National Corp.	4,867	103,521

Home Builders — 0.1%
D.R. Horton, Inc.	7,070	129,947
Lennar Corp. Class A	4,077	126,020
PulteGroup, Inc. (a)	8,439	90,297

		346,264

The accompanying notes are an integral part of the financial statements.

12

MML Equity Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Home Furnishing — 0.1%
Harman International Industries, Inc.	1,695	$67,122
Whirlpool Corp.	1,904	116,449

		183,571

Household Products — 0.4%
Avery Dennison Corp.	2,634	72,014
Beam, Inc.	3,897	243,523
The Clorox Co.	3,214	232,886
Kimberly-Clark Corp.	9,658	809,051

		1,357,474

Housewares — 0.0%
Newell Rubbermaid, Inc.	7,118	129,120

Insurance — 3.5%
ACE Ltd.	8,391	622,025
Aflac, Inc.	11,532	491,148
The Allstate Corp.	12,182	427,466
American International Group, Inc. (a)	15,766	505,931
Aon PLC	8,065	377,281
Assurant, Inc.	2,108	73,443
Berkshire Hathaway, Inc. Class B (a)	43,454	3,621,022
The Chubb Corp.	6,666	485,418
Cincinnati Financial Corp.	3,990	151,899
Genworth Financial, Inc. Class A (a)	12,148	68,758
The Hartford Financial Services Group, Inc.	10,988	193,718
Lincoln National Corp.	7,152	156,414
Loews Corp.	7,575	309,893
Marsh & McLennan Cos., Inc.	13,419	432,494
MetLife, Inc.	26,172	807,406
Principal Financial Group, Inc.	7,421	194,653
The Progressive Corp.	15,014	312,742
Prudential Financial, Inc.	11,610	562,272
Torchmark Corp.	2,379	120,259
The Travelers Cos., Inc.	9,614	613,758
Unum Group	6,946	132,877
XL Group PLC	7,756	163,186

		10,824,063

Internet — 3.0%
Akamai Technologies, Inc. (a)	4,460	141,605
Amazon.com, Inc. (a)	8,902	2,032,772
eBay, Inc. (a)	28,380	1,192,244
Expedia, Inc.	2,235	107,436
F5 Networks, Inc. (a)	1,982	197,328
Google, Inc. Class A (a)	6,281	3,643,420
Netflix, Inc. (a)	1,376	94,215
Priceline.com, Inc. (a)	1,230	817,359
Symantec Corp. (a)	17,704	258,655
TripAdvisor, Inc. (a)	2,347	104,887
VeriSign, Inc. (a)	3,880	169,052
Yahoo!, Inc. (a)	30,082	476,198

		9,235,171

	Number of Shares	Value
Iron & Steel — 0.2%
Allegheny Technologies, Inc.	2,563	$81,734
Cliffs Natural Resources, Inc.	3,555	175,226
Nucor Corp.	7,766	294,331
United States Steel Corp.	3,605	74,263

		625,554

Leisure Time — 0.2%
Carnival Corp.	11,162	382,522
Harley-Davidson, Inc.	5,709	261,072

		643,594

Lodging — 0.3%
Marriott International, Inc. Class A	6,543	256,486
Starwood Hotels & Resorts Worldwide, Inc.	4,874	258,517
Wyndham Worldwide Corp.	3,579	188,756
Wynn Resorts Ltd.	1,950	202,254

		906,013

Machinery – Construction & Mining — 0.6%
Caterpillar, Inc.	16,107	1,367,645
Ingersoll-Rand PLC	7,400	312,132
Joy Global, Inc.	2,659	150,845

		1,830,622

Machinery – Diversified — 0.8%
Cummins, Inc.	4,734	458,772
Deere & Co.	9,817	793,901
Eaton Corp.	8,314	329,484
Flowserve Corp.	1,359	155,945
Rockwell Automation, Inc.	3,515	232,201
Roper Industries, Inc.	2,409	237,479
Xylem, Inc.	4,482	112,812

		2,320,594

Manufacturing — 3.7%
3M Co.	17,152	1,536,819
Cooper Industries PLC	3,898	265,766
Danaher Corp.	14,212	740,161
Dover Corp.	4,563	244,622
General Electric Co.	261,682	5,453,453
Honeywell International, Inc.	19,276	1,076,372
Illinois Tool Works, Inc.	11,777	622,886
Leggett & Platt, Inc.	3,453	72,962
Pall Corp.	2,871	157,359
Parker Hannifin Corp.	3,753	288,531
Textron, Inc.	6,914	171,951
Tyco International Ltd.	11,466	605,978

		11,236,860

Media — 3.2%
Cablevision Systems Corp. Class A	5,137	68,271
CBS Corp. Class B	16,021	525,168
Comcast Corp. Class A	66,657	2,131,024
DIRECTV Class A (a)	16,182	790,005
Discovery Communications, Inc. Series A (a)	6,318	341,172

The accompanying notes are an integral part of the financial statements.

13

MML Equity Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Gannett Co., Inc.	5,938	$87,467
The McGraw-Hill Cos., Inc.	6,938	312,210
News Corp. Class A	52,008	1,159,258
Scripps Networks Interactive Class A	2,280	129,641
Time Warner Cable, Inc.	7,683	630,774
Time Warner, Inc.	23,699	912,412
Viacom, Inc. Class B	13,030	612,671
The Walt Disney Co.	44,100	2,138,850
The Washington Post Co. Class B	123	45,980

		9,884,903

Metal Fabricate & Hardware — 0.2%
Precision Castparts Corp.	3,587	590,026

Mining — 0.6%
Alcoa, Inc.	26,644	233,135
Freeport-McMoRan Copper & Gold, Inc.	23,505	800,816
Newmont Mining Corp.	12,279	595,654
Titanium Metals Corp.	1,884	21,308
Vulcan Materials Co.	3,145	124,888

		1,775,801

Office Equipment/Supplies — 0.1%
Pitney Bowes, Inc.	5,079	76,033
Xerox Corp.	33,365	262,582

		338,615

Oil & Gas — 8.7%
Anadarko Petroleum Corp.	12,367	818,695
Apache Corp.	9,620	845,502
Cabot Oil & Gas Corp.	5,230	206,062
Chesapeake Energy Corp.	16,466	306,268
Chevron Corp.	48,743	5,142,387
ConocoPhillips	31,197	1,743,288
Denbury Resources, Inc. (a)	9,612	145,237
Devon Energy Corp.	9,962	577,696
Diamond Offshore Drilling, Inc.	1,690	99,930
EOG Resources, Inc.	6,688	602,656
EQT Corp.	3,750	201,113
Exxon Mobil Corp.	115,490	9,882,479
Helmerich & Payne, Inc.	2,668	116,005
Hess Corp.	7,561	328,525
Marathon Oil Corp.	17,356	443,793
Marathon Petroleum Corp.	8,397	377,193
Murphy Oil Corp.	4,810	241,895
Nabors Industries Ltd. (a)	7,244	104,314
Newfield Exploration Co. (a)	3,330	97,602
Noble Corp. (a)	6,159	200,352
Noble Energy, Inc.	4,392	372,529
Occidental Petroleum Corp.	20,063	1,720,804
Phillips 66 (a)	15,418	512,494
Pioneer Natural Resources Co.	3,024	266,747
QEP Resources, Inc.	4,370	130,969
Range Resources Corp.	3,995	247,171

	Number of Shares	Value
Rowan Cos. PLC (a)	3,023	$97,734
Southwestern Energy Co. (a)	8,599	274,566
Sunoco, Inc.	2,666	126,635
Tesoro Corp. (a)	3,385	84,490
Valero Energy Corp.	13,589	328,174
WPX Energy, Inc. (a)	5,046	81,644

		26,724,949

Oil & Gas Services — 1.4%
Baker Hughes, Inc.	10,843	445,647
Cameron International Corp. (a)	6,063	258,951
FMC Technologies, Inc. (a)	5,958	233,733
Halliburton Co.	22,754	645,986
National Oilwell Varco, Inc.	10,528	678,424
Schlumberger Ltd.	32,965	2,139,758

		4,402,499

Packaging & Containers — 0.1%
Ball Corp.	3,852	158,124
Bemis Co., Inc.	2,592	81,233
Owens-Illinois, Inc. (a)	3,952	75,760
Sealed Air Corp.	4,881	75,363

		390,480

Pharmaceuticals — 5.7%
Abbott Laboratories	38,863	2,505,498
Allergan, Inc.	7,590	702,606
AmerisourceBergen Corp.	6,184	243,340
Bristol-Myers Squibb Co.	41,633	1,496,706
Cardinal Health, Inc.	8,547	358,974
DENTSPLY International, Inc.	3,489	131,919
Eli Lilly & Co.	25,187	1,080,774
Express Scripts Holding Co. (a)	19,891	1,110,514
Forest Laboratories, Inc. (a)	6,510	227,785
Gilead Sciences, Inc. (a)	18,675	957,654
Hospira, Inc. (a)	4,119	144,083
Mead Johnson Nutrition Co.	5,005	402,953
Merck & Co., Inc.	75,079	3,134,548
Mylan, Inc. (a)	10,702	228,702
Patterson Cos., Inc.	2,206	76,041
Perrigo Co.	2,330	274,777
Pfizer, Inc.	184,973	4,254,379
Watson Pharmaceuticals, Inc. (a)	3,177	235,066

		17,566,319

Pipelines — 0.5%
Kinder Morgan, Inc.	12,452	401,203
ONEOK, Inc.	5,080	214,935
Spectra Energy Corp.	16,192	470,540
The Williams Cos., Inc.	15,428	444,635

		1,531,313

Real Estate — 0.0%
CBRE Group, Inc. (a)	8,052	131,731

The accompanying notes are an integral part of the financial statements.

14

MML Equity Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Real Estate Investment Trusts (REITS) — 2.1%
American Tower Corp.	9,775	$683,370
Apartment Investment & Management Co. Class A	3,270	88,388
AvalonBay Communities, Inc.	2,343	331,488
Boston Properties, Inc.	3,694	400,319
Equity Residential	7,405	461,776
HCP, Inc.	10,362	457,482
Health Care REIT, Inc.	5,278	307,707
Host Hotels & Resorts, Inc.	17,703	280,061
Kimco Realty Corp.	9,966	189,653
Plum Creek Timber Co., Inc.	3,941	156,458
Prologis, Inc.	11,426	379,686
Public Storage	3,517	507,890
Simon Property Group, Inc.	7,491	1,166,049
Ventas, Inc.	7,150	451,308
Vornado Realty Trust	4,594	385,804
Weyerhaeuser Co.	13,382	299,222

		6,546,661

Retail — 6.4%
Abercrombie & Fitch Co. Class A	2,030	69,304
AutoNation, Inc. (a)	1,088	38,385
AutoZone, Inc. (a)	664	243,801
Bed Bath & Beyond, Inc. (a)	5,740	354,732
Best Buy Co., Inc.	6,832	143,199
Big Lots, Inc. (a)	1,633	66,610
CarMax, Inc. (a)	5,666	146,976
Chipotle Mexican Grill, Inc. (a)	781	296,741
Coach, Inc.	7,086	414,389
Costco Wholesale Corp.	10,665	1,013,175
CVS Caremark Corp.	31,655	1,479,238
Darden Restaurants, Inc.	3,149	159,434
Dollar Tree, Inc. (a)	5,706	306,983
Family Dollar Stores, Inc.	2,875	191,130
GameStop Corp. Class A	3,181	58,403
The Gap, Inc.	8,298	227,033
The Home Depot, Inc.	37,809	2,003,499
J.C. Penney Co., Inc.	3,582	83,496
Kohl’s Corp.	5,920	269,301
Limited Brands, Inc.	5,925	251,990
Lowe’s Cos., Inc.	29,067	826,666
Macy’s, Inc.	10,186	349,889
McDonald’s Corp.	25,093	2,221,483
Nordstrom, Inc.	3,972	197,369
O’Reilly Automotive, Inc. (a)	3,102	259,855
Ross Stores, Inc.	5,561	347,396
Sears Holdings Corp. (a)	959	57,252
Staples, Inc.	16,926	220,884
Starbucks Corp.	18,732	998,790
Target Corp.	16,335	950,534
Tiffany & Co.	3,100	164,145
The TJX Cos., Inc.	18,295	785,404
Urban Outfitters, Inc. (a)	2,703	74,576

	Number of Shares	Value
Wal-Mart Stores, Inc.	42,624	$2,971,745
Walgreen Co.	21,312	630,409
Yum! Brands, Inc.	11,404	734,646

		19,608,862

Savings & Loans — 0.1%
Hudson City Bancorp, Inc.	13,221	84,218
People’s United Financial, Inc.	8,958	104,002

		188,220

Semiconductors — 2.3%
Advanced Micro Devices, Inc. (a)	14,762	84,586
Altera Corp.	7,994	270,517
Analog Devices, Inc.	7,443	280,378
Applied Materials, Inc.	31,609	362,239
Broadcom Corp. Class A (a)	12,250	414,050
Intel Corp.	124,226	3,310,623
KLA-Tencor Corp.	4,131	203,452
Lam Research Corp. (a)	4,915	185,492
Linear Technology Corp.	5,739	179,803
LSI Corp. (a)	14,288	91,015
Microchip Technology, Inc.	4,855	160,603
Micron Technology, Inc. (a)	24,506	154,633
NVIDIA Corp. (a)	15,223	210,382
Teradyne, Inc. (a)	4,446	62,511
Texas Instruments, Inc.	28,219	809,603
Xilinx, Inc.	6,485	217,701

		6,997,588

Software — 3.9%
Adobe Systems, Inc. (a)	12,271	397,212
Autodesk, Inc. (a)	5,664	198,183
BMC Software, Inc. (a)	4,010	171,147
CA, Inc.	8,728	236,441
Cerner Corp. (a)	3,641	300,965
Citrix Systems, Inc. (a)	4,571	383,690
The Dun & Bradstreet Corp.	1,218	86,685
Electronic Arts, Inc. (a)	7,829	96,688
Fidelity National Information Services, Inc.	5,920	201,754
Fiserv, Inc. (a)	3,355	242,298
Intuit, Inc.	7,282	432,187
Microsoft Corp.	184,680	5,649,361
Oracle Corp.	95,848	2,846,686
Red Hat, Inc. (a)	4,785	270,257
Salesforce.com, Inc. (a)	3,407	471,052

		11,984,606

Telecommunications — 5.1%
AT&T, Inc.	144,810	5,163,925
CenturyLink, Inc.	15,407	608,422
Cisco Systems, Inc.	132,299	2,271,574
Corning, Inc.	37,553	485,560
Crown Castle International Corp. (a)	6,367	373,488
Frontier Communications Corp.	25,258	96,738

The accompanying notes are an integral part of the financial statements.

15

MML Equity Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Harris Corp.	2,755	$115,297
JDS Uniphase Corp. (a)	5,851	64,361
Juniper Networks, Inc. (a)	13,082	213,367
MetroPCS Communications, Inc. (a)	6,957	42,090
Motorola Solutions, Inc.	7,210	346,873
QUALCOMM, Inc.	42,337	2,357,324
Sprint Nextel Corp. (a)	74,115	241,615
Verizon Communications, Inc.	70,158	3,117,822
Windstream Corp.	14,526	140,321

		15,638,777

Textiles — 0.0%
Cintas Corp.	2,759	106,525

Toys, Games & Hobbies — 0.1%
Hasbro, Inc.	2,923	99,002
Mattel, Inc.	8,429	273,437

		372,439

Transportation — 1.8%
C.H. Robinson Worldwide, Inc.	3,976	232,715
CSX Corp.	25,767	576,150
Expeditors International of Washington, Inc.	5,194	201,267
FedEx Corp.	7,772	711,993
Norfolk Southern Corp.	8,033	576,528
Ryder System, Inc.	1,289	46,417
Union Pacific Corp.	11,757	1,402,728
United Parcel Service, Inc. Class B	23,739	1,869,684

		5,617,482

TOTAL COMMON STOCK (Cost $238,599,006)		304,128,619

TOTAL EQUITIES (Cost $238,599,006)		304,128,619

TOTAL LONG-TERM INVESTMENTS (Cost $238,599,006)		304,128,619

	Principal Amount
SHORT-TERM INVESTMENTS — 1.4%
Repurchase Agreement — 1.3%
State Street Bank & Trust Co. Repurchase Agreement, dated 6/29/12, 0.010%, due 7/02/12 (b)	$3,828,260	3,828,260

Time Deposits — 0.0%
Euro Time Deposit 0.010% 7/02/12	43,932	43,932

U.S. Treasury Bills — 0.1%
U.S. Treasury Bill 0.000% 11/01/12 (c)	315,000	314,850

Value
TOTAL SHORT-TERM INVESTMENTS (Cost $4,187,042)	$4,187,042

TOTAL INVESTMENTS — 100.0% (Cost $242,786,048) (d)	308,315,661

Other Assets/(Liabilities) — 0.0%	47,228

NET ASSETS — 100.0%	$308,362,889

Notes to Portfolio of Investments

(a)	Non-income producing security.
(b)	Maturity value of $3,828,263. Collateralized by U.S. Government Agency obligations with a rate of 3.000%, maturity date of 12/01/26, and an aggregate market value, including accrued interest, of $3,905,401.
(c)	This security is held as collateral for open futures contracts. (Note 2).
(d)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

16

MML Large Cap Value Fund – Portfolio of Investments

June 30, 2012 (Unaudited)

	Number of Shares	Value
EQUITIES — 93.3%

COMMON STOCK — 93.3%
Aerospace & Defense — 0.4%
Lockheed Martin Corp.	9,260	$806,362

Agriculture — 1.0%
Philip Morris International, Inc.	23,240	2,027,922

Auto Manufacturers — 0.5%
Paccar, Inc.	29,110	1,140,821

Banks — 12.9%
Bank of New York Mellon Corp.	434,340	9,533,763
Julius Baer Group Ltd. (a)	108,665	3,934,358
Wells Fargo & Co.	412,873	13,806,473

		27,274,594

Beverages — 4.2%
The Coca-Cola Co.	37,330	2,918,833
Diageo PLC Sponsored ADR (United Kingdom)	40,400	4,164,028
Heineken Holding NV Class A	40,150	1,797,035

		8,879,896

Building Materials — 0.2%
Martin Marietta Materials, Inc.	5,530	435,875

Chemicals — 4.3%
Air Products & Chemicals, Inc.	30,620	2,471,953
Ecolab, Inc.	17,470	1,197,219
Monsanto Co.	37,650	3,116,667
Potash Corp. of Saskatchewan, Inc.	35,196	1,537,713
Praxair, Inc.	7,000	761,110

		9,084,662

Coal — 0.3%
China Coal Energy Co. Class H	845,900	703,254

Commercial Services — 2.2%
Iron Mountain, Inc.	103,499	3,411,327
Visa, Inc. Class A	9,760	1,206,629

		4,617,956

Computers — 0.4%
Hewlett-Packard Co.	41,900	842,609

Cosmetics & Personal Care — 0.2%
Natura Cosmeticos SA	13,700	320,587

Distribution & Wholesale — 0.3%
Li & Fung Ltd.	308,400	597,627

Diversified Financial — 8.4%
American Express Co.	232,932	13,558,972
Ameriprise Financial, Inc.	15,950	833,547
The Charles Schwab Corp.	76,560	989,921
CME Group, Inc.	1,510	404,846
The Goldman Sachs Group, Inc.	8,800	843,568
JP Morgan Chase & Co.	32,116	1,147,504

		17,778,358

	Number of Shares	Value
Electrical Components & Equipment — 0.3%
Emerson Electric Co.	15,860	$738,759

Electronics — 0.3%
Agilent Technologies, Inc.	18,590	729,472

Foods — 0.6%
Nestle SA	3,070	183,130
Sysco Corp.	18,570	553,572
Unilever NV NY Shares	16,760	558,946

		1,295,648

Forest Products & Paper — 0.0%
Sino-Forest Corp. (a) (b)	152,310	-
Sino-Forest Corp. (Acquired 12/17/09, Cost $61,902) (a) (b) (c) (d)	3,900	-

		-

Health Care – Products — 0.2%
Baxter International, Inc.	1,000	53,150
Johnson & Johnson	6,590	445,220

		498,370

Holding Company – Diversified — 1.2%
China Merchants Holdings International Co. Ltd.	819,036	2,499,762

Housewares — 0.1%
Hunter Douglas NV	6,765	263,764

Insurance — 11.9%
ACE Ltd.	21,440	1,589,347
Alleghany Corp. (a)	8,942	3,038,045
Aon PLC	6,000	280,680
Berkshire Hathaway, Inc. Class A (a)	44	5,497,580
Everest Re Group Ltd.	3,290	340,482
Fairfax Financial Holdings Ltd.	2,640	1,034,088
Fairfax Financial Holdings Ltd. (Subordinate Voting Shares)	1,070	423,691
Loews Corp.	162,950	6,666,284
Markel Corp. (a)	595	262,812
The Progressive Corp.	297,550	6,197,966

		25,330,975

Internet — 4.8%
Expedia, Inc.	17,145	824,160
Google, Inc. Class A (a)	11,325	6,569,293
Groupon, Inc. (a)	43,000	457,090
Liberty Interactive Corp. Class A (a)	58,650	1,043,384
Netflix, Inc. (a)	17,790	1,218,081

		10,112,008

Leisure Time — 0.6%
Harley-Davidson, Inc.	27,630	1,263,520

The accompanying notes are an integral part of the financial statements.

17

MML Large Cap Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Machinery – Construction & Mining — 1.1%
BHP Billiton PLC	42,200	$1,205,082
Rio Tinto PLC	23,672	1,130,559

		2,335,641

Media — 2.5%
Grupo Televisa SAB Sponsored ADR (Mexico)	19,710	423,371
The Walt Disney Co.	99,270	4,814,595

		5,237,966

Oil & Gas — 8.0%
Canadian Natural Resources Ltd.	175,880	4,722,378
Devon Energy Corp.	35,840	2,078,362
EOG Resources, Inc.	53,860	4,853,324
Occidental Petroleum Corp.	59,130	5,071,580
OGX Petroleo e Gas Participacoes SA (a)	64,300	176,077

		16,901,721

Oil & Gas Services — 1.1%
Schlumberger Ltd.	17,540	1,138,521
Transocean Ltd.	28,159	1,259,552

		2,398,073

Packaging & Containers — 0.3%
Sealed Air Corp.	38,400	592,896

Pharmaceuticals — 3.5%
Express Scripts Holding Co. (a)	89,280	4,984,502
Merck & Co., Inc.	13,845	578,029
Pfizer, Inc.	22,880	526,240
Roche Holding AG	8,250	1,424,176

		7,512,947

Real Estate — 1.8%
Brookfield Asset Management, Inc. Class A	56,700	1,876,770
Hang Lung Properties Ltd.	325,000	2,002,991

		3,879,761

Retail — 14.3%
Bed Bath & Beyond, Inc. (a)	89,020	5,501,436
CarMax, Inc. (a)	34,070	883,776
Cie Financiere Richemont SA	5,300	290,867
Costco Wholesale Corp.	106,230	10,091,850
CVS Caremark Corp.	274,268	12,816,543
Tiffany & Co.	6,260	331,467
Walgreen Co.	17,510	517,946

		30,433,885

Semiconductors — 1.7%
Intel Corp.	24,350	648,927
Texas Instruments, Inc.	102,610	2,943,881

		3,592,808

Software — 2.3%
Activision Blizzard, Inc.	101,670	1,219,023

	Number of Shares	Value
Microsoft Corp.	62,810	$1,921,358
Oracle Corp.	55,650	1,652,805

		4,793,186

Telecommunications — 0.2%
America Movil SAB de CV Sponsored ADR (Mexico)	16,980	442,499

Transportation — 1.2%
China Shipping Development Co. Ltd. Class H	555,700	262,853
Kuehne & Nagel International AG	21,000	2,222,746

		2,485,599

TOTAL COMMON STOCK (Cost $169,824,855)		197,849,783

TOTAL EQUITIES (Cost $169,824,855)		197,849,783

	Principal Amount
BONDS & NOTES — 0.0%

CORPORATE DEBT — 0.0%
Forest Products & Paper — 0.0%
Sino-Forest Corp. (Acquired 7/23/08, Cost $350,424) (c) (d) (e) 5.000% 8/01/13	$359,000	82,570

TOTAL CORPORATE DEBT (Cost $350,424)		82,570

TOTAL BONDS & NOTES (Cost $350,424)		82,570

TOTAL LONG-TERM INVESTMENTS (Cost $170,175,279)		197,932,353

SHORT-TERM INVESTMENTS — 5.7%
Repurchase Agreement — 5.7%
State Street Bank & Trust Co. Repurchase Agreement, dated 6/29/12, 0.010%, due 7/02/12 (f)	12,169,167	12,169,167

TOTAL SHORT-TERM INVESTMENTS (Cost $12,169,167)		12,169,167

TOTAL INVESTMENTS — 99.0% (Cost $182,344,446) (g)		210,101,520

Other Assets/(Liabilities) — 1.0%		2,191,663

NET ASSETS — 100.0%		$212,293,183

The accompanying notes are an integral part of the financial statements.

18

MML Large Cap Value Fund – Portfolio of Investments (Continued)

Notes to Portfolio of Investments

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	This security is valued in good faith under procedures established by the Board of Trustees.
(c)	Restricted security. Certain securities are restricted as to resale. At June 30, 2012, these securities amounted to a value of $82,570 or 0.04% of net assets. The Funds generally bear the costs, if any, associated with the disposition of restricted securities.
(d)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2012, these securities amounted to a value of $82,570 or 0.04% of net assets.
(e)	Security is currently in default due to bankruptcy or failure to make payment of principal or interest of the issuer. Income is not being accrued. At June 30, 2012, these securities amounted to a value of $82,570 or 0.04% of net assets.
(f)	Maturity value of $12,169,177. Collateralized by U.S. Government Agency obligations with rates ranging from 2.265% – 3.000%, maturity dates ranging from 12/01/26 – 4/01/34, and an aggregate market value, including accrued interest, of $12,413,743.
(g)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

19

MML Small Cap Growth Equity Fund – Portfolio of Investments

June 30, 2012 (Unaudited)

	Number of Shares	Value
EQUITIES — 96.0%

COMMON STOCK — 96.0%
Aerospace & Defense — 1.9%
Aerovironment, Inc. (a)	11,555	$304,012
Esterline Technologies Corp. (a)	18,540	1,155,969
Moog, Inc. Class A (a)	37,650	1,556,828
Teledyne Technologies, Inc. (a)	26,760	1,649,754

		4,666,563

Airlines — 0.6%
Spirit Airlines, Inc. (a)	45,120	878,035
US Airways Group, Inc. (a)	52,710	702,625

		1,580,660

Apparel — 2.4%
Deckers Outdoor Corp. (a)	2,130	93,741
Steven Madden Ltd. (a)	15,060	478,155
Under Armour, Inc. Class A (a)	58,000	5,479,840

		6,051,736

Automotive & Parts — 0.9%
Dana Holding Corp.	69,750	893,497
Meritor, Inc. (a)	29,470	153,833
Tenneco, Inc. (a)	46,580	1,249,276

		2,296,606

Banks — 3.0%
BancorpSouth, Inc.	52,160	757,363
Boston Private Financial Holdings, Inc.	114,900	1,026,057
East West Bancorp, Inc.	3,800	89,148
First Horizon National Corp.	93,060	804,969
International Bancshares Corp.	45,030	878,985
MB Financial, Inc.	37,370	804,950
National Penn Bancshares, Inc.	84,100	804,837
Pinnacle Financial Partners, Inc. (a)	56,690	1,106,022
Popular, Inc. (a)	36,470	605,767
PrivateBancorp, Inc.	17,520	258,595
Western Alliance Bancorp (a)	43,500	407,160

		7,543,853

Beverages — 0.9%
The Boston Beer Co., Inc. Class A (a)	18,400	2,226,400

Biotechnology — 1.5%
Arena Pharmaceuticals, Inc. (a)	23,270	232,235
Immunogen, Inc. (a)	26,340	441,985
Incyte Corp. (a)	38,290	869,183
Momenta Pharmaceuticals, Inc. (a)	25,400	343,408
NPS Pharmaceuticals, Inc. (a)	43,350	373,243
Seattle Genetics, Inc. (a)	56,920	1,445,199

		3,705,253

Building Materials — 0.7%
Armstrong World Industries, Inc.	12,210	600,244

	Number of Shares	Value
Lennox International, Inc.	14,120	$658,415
Trex Co., Inc. (a)	14,774	444,550

		1,703,209

Chemicals — 1.7%
American Vanguard Corp.	82,100	2,183,039
Ferro Corp. (a)	137,590	660,432
Methanex Corp.	50,685	1,411,070

		4,254,541

Commercial Services — 3.1%
The Advisory Board Co. (a)	14,160	702,194
AerCap Holdings NV (a)	77,460	873,749
American Public Education, Inc. (a)	2,640	84,480
AVEO Pharmaceuticals, Inc. (a)	38,200	464,512
Convergys Corp.	76,280	1,126,656
CoStar Group, Inc. (a)	2,700	219,240
Forrester Research, Inc.	24,300	822,798
Huron Consulting Group, Inc. (a)	17,910	566,852
PAREXEL International Corp. (a)	30,587	863,471
Rent-A-Center, Inc.	13,810	465,949
Wright Express Corp. (a)	24,510	1,512,757

		7,702,658

Computers — 6.0%
Cadence Design Systems, Inc. (a)	78,260	860,078
LivePerson, Inc. (a)	41,720	795,183
LogMeIn, Inc. (a)	91,500	2,792,580
MICROS Systems, Inc. (a)	81,600	4,177,920
Quantum Corp. (a)	244,140	495,604
Stratasys, Inc. (a)	81,700	4,048,235
Sykes Enterprises, Inc. (a)	83,078	1,325,925
Syntel, Inc.	11,490	697,443

		15,192,968

Cosmetics & Personal Care — 0.3%
Elizabeth Arden, Inc. (a)	17,920	695,475

Distribution & Wholesale — 0.1%
WESCO International, Inc. (a)	3,000	172,650

Diversified Financial — 6.2%
Financial Engines, Inc. (a)	117,180	2,513,511
Greenhill & Co., Inc.	84,000	2,994,600
Investment Technology Group, Inc. (a)	61,100	562,120
Knight Capital Group, Inc. Class A (a)	40,660	485,481
Manning & Napier, Inc.	3,500	49,805
National Financial Partners Corp. (a)	47,330	634,222
Netspend Holdings, Inc. (a)	18,860	173,323
Portfolio Recovery Associates, Inc. (a)	79,800	7,282,548
Waddell & Reed Financial, Inc. Class A	24,890	753,669

The accompanying notes are an integral part of the financial statements.

20

MML Small Cap Growth Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
WisdomTree Investments, Inc. (a)	40,600	$266,742

		15,716,021

Electrical Components & Equipment — 0.2%
Universal Display Corp. (a)	11,230	403,606

Electronics — 2.2%
Coherent, Inc. (a)	11,350	491,455
Faro Technologies, Inc. (a)	71,800	3,021,344
Jabil Circuit, Inc.	64,750	1,316,367
Rogers Corp. (a)	18,800	744,668

		5,573,834

Entertainment — 0.8%
Churchill Downs, Inc.	18,850	1,108,192
DreamWorks Animation SKG, Inc. Class A (a)	42,570	811,384

		1,919,576

Environmental Controls — 1.3%
Waste Connections, Inc.	108,500	3,246,320

Forest Products & Paper — 0.3%
KapStone Paper and Packaging Corp. (a)	44,860	711,031

Gas — 0.3%
Southwest Gas Corp.	16,750	731,138

Health Care – Products — 6.7%
ABIOMED, Inc. (a)	18,890	431,070
Bruker Corp. (a)	38,010	505,913
Cyberonics, Inc. (a)	110,200	4,952,388
Dexcom, Inc. (a)	300,100	3,889,296
HeartWare International, Inc. (a)	9,410	835,608
Insulet Corp. (a)	67,480	1,442,047
Volcano Corp. (a)	171,860	4,923,789

		16,980,111

Health Care – Services — 1.1%
Coventry Health Care, Inc.	20,370	647,562
Health Management Associates, Inc. Class A (a)	156,150	1,225,778
HEALTHSOUTH Corp. (a)	2,900	67,454
Kindred Healthcare, Inc. (a)	89,240	877,229

		2,818,023

Home Builders — 1.3%
Meritage Home Corp. (a)	45,730	1,552,076
PulteGroup, Inc. (a)	54,490	583,043
Standard Pacific Corp. (a)	176,400	1,091,916

		3,227,035

Household Products — 0.2%
Tumi Holdings, Inc. (a)	27,380	479,150

Insurance — 0.6%
eHealth, Inc. (a)	48,480	781,013

	Number of Shares	Value
Protective Life Corp.	26,350	$774,953

		1,555,966

Internet — 6.3%
Bazaarvoice, Inc. (a)	6,920	125,944
BroadSoft, Inc. (a)	94,040	2,723,398
Constant Contact, Inc. (a)	27,610	493,667
DealerTrack Holdings, Inc. (a)	17,260	519,699
Dice Holdings, Inc. (a)	81,600	766,224
Dropbox, Inc. (b)	12,328	111,557
HomeAway, Inc. (a)	16,780	364,797
IAC/InterActiveCorp	36,900	1,682,640
OpenTable, Inc. (a)	54,800	2,466,548
Sapient Corp.	378,100	3,807,467
Shutterfly, Inc. (a)	27,065	830,625
Splunk, Inc. (a)	3,300	92,730
TripAdvisor, Inc. (a)	13,180	589,014
ValueClick, Inc. (a)	47,100	771,969
Web.com Group, Inc. (a)	27,180	497,938

		15,844,217

Leisure Time — 1.1%
Brunswick Corp.	8,180	181,760
LIFE TIME FITNESS, Inc. (a)	55,400	2,576,654

		2,758,414

Machinery – Diversified — 4.0%
DXP Enterprises, Inc. (a)	6,450	267,611
Gardner Denver, Inc.	55,700	2,947,087
The Middleby Corp. (a)	1,900	189,259
Sauer-Danfoss, Inc.	7,870	274,899
Wabtec Corp.	81,500	6,357,815

		10,036,671

Manufacturing — 3.2%
Acuity Brands, Inc.	64,980	3,308,132
Colfax Corp. (a)	7,800	215,046
Fabrinet (a)	37,460	470,123
FreightCar America, Inc.	23,938	549,856
Hexcel Corp. (a)	48,400	1,248,236
Polypore International, Inc. (a)	19,390	783,162
Proto Labs, Inc. (a)	50,200	1,443,752

		8,018,307

Media — 1.4%
FactSet Research Systems, Inc.	37,462	3,481,718

Oil & Gas — 1.9%
Atwood Oceanics, Inc. (a)	18,830	712,527
Carrizo Oil & Gas, Inc. (a)	22,020	517,690
Comstock Resources, Inc. (a)	37,570	616,899
Lone Pine Resources, Inc. (a)	84,850	233,338
Patterson-UTI Energy, Inc.	44,080	641,805
Rex Energy Corp. (a)	54,200	607,582
Rosetta Resources, Inc. (a)	30,250	1,108,360

The accompanying notes are an integral part of the financial statements.

21

MML Small Cap Growth Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Tourmaline Oil Corp. (a)	12,290	$324,482

		4,762,683

Oil & Gas Services — 3.6%
Core Laboratories NV	21,900	2,538,210
Dril-Quip, Inc. (a)	87,800	5,758,802
Flotek Industries, Inc. (a)	3,940	36,800
ION Geophysical Corp. (a)	104,053	685,709
Tidewater, Inc.	1,000	46,360

		9,065,881

Packaging & Containers — 1.1%
Graphic Packaging Holding Co. (a)	182,570	1,004,135
Silgan Holdings, Inc.	39,170	1,672,167

		2,676,302

Pharmaceuticals — 5.3%
Algeta ASA (a)	10,320	295,305
Alkermes Plc (a)	38,700	656,739
Amylin Pharmaceuticals, Inc. (a)	63,710	1,798,534
Auxilium Pharmaceuticals, Inc. (a)	12,290	330,478
AVANIR Pharmaceuticals, Inc. (a)	43,500	170,520
Cubist Pharmaceuticals, Inc. (a)	6,200	235,042
Ironwood Pharmaceuticals, Inc. (a)	27,890	384,324
The Medicines Co. (a)	18,680	428,519
Neogen Corp. (a)	36,100	1,667,820
Onyx Pharmaceuticals, Inc. (a)	7,300	485,085
Optimer Pharmaceuticals, Inc. (a)	56,140	871,293
Questcor Pharmaceuticals, Inc. (a)	51,200	2,725,888
Rigel Pharmaceuticals, Inc. (a)	15,800	146,940
Salix Pharmaceuticals Ltd. (a)	34,600	1,883,624
SXC Health Solutions Corp. (a)	11,638	1,154,606

		13,234,717

Pipelines — 0.5%
SemGroup Corp. Class A (a)	39,000	1,245,270

Real Estate Investment Trusts (REITS) — 1.5%
Coresite Realty Corp.	23,340	602,639
LaSalle Hotel Properties	8,080	235,451
MFA Financial, Inc.	94,500	745,605
Pebblebrook Hotel Trust	25,700	599,067
PS Business Parks, Inc.	11,189	757,719
Sunstone Hotel Investors, Inc. (a)	87,920	966,241

		3,906,722

Retail — 7.6%
AFC Enterprises, Inc. (a)	22,610	523,195
ANN, Inc. (a)	24,290	619,152
BJ’s Restaurants, Inc. (a)	74,100	2,815,800
Buffalo Wild Wings, Inc. (a)	6,020	521,573
Casey’s General Stores, Inc.	7,880	464,841
The Cheesecake Factory, Inc. (a)	50,540	1,615,259
The Children’s Place Retail Store, Inc. (a)	11,830	589,489
Columbia Sportswear Co.	12,800	686,336

	Number of Shares	Value
Denny’s Corp. (a)	173,370	$769,763
DSW, Inc. Class A	10,350	563,040
Express, Inc. (a)	37,740	685,736
Fifth & Pacific Cos., Inc. (a)	87,040	933,939
GNC Holdings, Inc. Class A	20,110	788,312
Hanesbrands, Inc. (a)	30,924	857,523
Hibbett Sports, Inc. (a)	11,840	683,286
HSN, Inc.	16,600	669,810
Ignite Restaurant Group, Inc. (a)	3,700	67,007
Lumber Liquidators Holdings, Inc. (a)	7,970	269,306
Mattress Firm Holding Corp. (a)	7,530	228,234
Panera Bread Co. Class A (a)	17,500	2,440,200
Red Robin Gourmet Burgers, Inc. (a)	900	27,459
Rue21, Inc. (a)	18,440	465,426
Urban Outfitters, Inc. (a)	12,970	357,842
Zumiez, Inc. (a)	40,500	1,603,800

		19,246,328

Semiconductors — 4.1%
Cavium, Inc. (a)	55,700	1,559,600
Cypress Semiconductor Corp. (a)	91,540	1,210,159
Fairchild Semiconductor International, Inc. (a)	53,390	752,799
Hittite Microwave Corp. (a)	51,500	2,632,680
Lattice Semiconductor Corp. (a)	99,480	375,040
Microsemi Corp. (a)	39,200	724,808
Monolithic Power Systems, Inc. (a)	37,700	749,099
Nanometrics, Inc. (a)	37,240	572,006
ON Semiconductor Corp. (a)	92,000	653,200
Skyworks Solutions, Inc. (a)	27,300	747,201
Ultratech, Inc. (a)	13,640	429,660

		10,406,252

Software — 5.3%
Concur Technologies, Inc. (a)	8,880	604,728
Guidewire Software, Inc. (a)	5,510	154,941
Imperva, Inc. (a)	13,360	385,035
Jive Software, Inc. (a)	49,910	1,047,611
MicroStrategy, Inc. Class A (a)	4,379	568,657
Parametric Technology Corp. (a)	6,560	137,498
Pegasystems, Inc.	35,060	1,156,279
Solera Holdings, Inc.	52,800	2,206,512
Take-Two Interactive Software, Inc. (a)	59,920	566,843
Tangoe, Inc. (a)	14,500	308,995
TiVo, Inc. (a)	142,290	1,176,738
Tyler Technologies, Inc. (a)	50,300	2,029,605
The Ultimate Software Group, Inc. (a)	33,900	3,021,168

		13,364,610

Storage & Warehousing — 0.3%
Mobile Mini, Inc. (a)	47,600	685,440

The accompanying notes are an integral part of the financial statements.

22

MML Small Cap Growth Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Telecommunications — 2.2%
Ciena Corp. (a)	45,040	$737,305
DigitalGlobe, Inc. (a)	36,840	558,495
Finisar Corp. (a)	145,550	2,177,428
Ixia (a)	45,260	544,025
tw telecom, Inc. (a)	34,170	876,802
Vonage Holdings Corp. (a)	314,210	631,562

		5,525,617

Toys, Games & Hobbies — 0.1%
LeapFrog Enterprises, Inc. (a)	36,340	372,848

Transportation — 2.2%
Con-way, Inc.	20,760	749,644
GulfMark Offshore, Inc. Class A (a)	34,150	1,162,466
Hub Group, Inc. Class A (a)	20,310	735,222
J.B. Hunt Transport Services, Inc.	19,450	1,159,220
Landstar System, Inc.	19,270	996,644
Old Dominion Freight Line, Inc. (a)	17,865	773,376

		5,576,572

TOTAL COMMON STOCK (Cost $214,396,076)		241,362,952

TOTAL EQUITIES (Cost $214,396,076)		241,362,952

MUTUAL FUNDS — 1.3%
Diversified Financial — 1.3%
iShares Russell 2000 Growth Index Fund	25,380	2,321,509
iShares Russell 2000 Index Fund	13,215	1,052,575

		3,374,084

TOTAL MUTUAL FUNDS (Cost $3,362,094)		3,374,084

TOTAL LONG-TERM INVESTMENTS (Cost $217,758,170)		244,737,036

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 2.9%
Repurchase Agreement — 2.9%
State Street Bank & Trust Co. Repurchase Agreement, dated 6/29/12, 0.010%, due 7/02/12 (c)	7,175,543	$7,175,543

TOTAL SHORT-TERM INVESTMENTS (Cost $7,175,543)		7,175,543

TOTAL INVESTMENTS — 100.2% (Cost $224,933,713) (d)		251,912,579

Other Assets/(Liabilities) — (0.2)%		(421,625)

NET ASSETS — 100.0%		$251,490,954

Notes to Portfolio of Investments

(a)	Non-income producing security.
(b)	This security is valued in good faith under procedures established by the Board of Trustees.
(c)	Maturity value of $7,175,549. Collateralized by U.S. Government Agency obligations with a rate of 3.000%, maturity date of 12/01/26, and an aggregate market value, including accrued interest, of $7,324,520.
(d)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

23

MML Series Investment Fund – Financial Statements

Statements of Assets and Liabilities

June 30, 2012 (Unaudited)

	MML Blue Chip Growth Fund	MML Equity Index Fund	MML Large Cap Value Fund	MML Small Cap Growth Equity Fund
Assets:
Investments, at value (Note 2) (a)	$314,538,418	$304,128,619	$197,932,353	$244,737,036
Short-term investments, at value (Note 2) (b)	3,062,532	4,187,042	12,169,167	7,175,543

Total investments	317,600,950	308,315,661	210,101,520	251,912,579

Foreign currency, at value (c)	-	-	8,124	-
Receivables from:
Investments sold	2,726,238	271,672	2,170,943	2,721,613
Investment adviser (Note 3)	-	8,544	-	-
Fund shares sold	160,746	79,087	1,361	44,549
Variation margin on open futures contracts (Note 2)	-	115,606	-	-
Interest and dividends	216,511	394,848	265,589	49,645
Foreign taxes withheld	7,721	-	67,322	-

Total assets	320,712,166	309,185,418	212,614,859	254,728,386

Liabilities:
Payables for:
Investments purchased	2,318,524	491,162	6,091	2,841,907
Fund shares repurchased	42,489	24,708	70,412	79,944
Trustees’ fees and expenses (Note 3)	45,460	150,836	68,491	63,187
Affiliates (Note 3):
Investment management fees	184,652	23,680	127,158	206,543
Administration fees	-	39,825	-	-
Service fees	7,462	4,542	12,792	3,378
Due to custodian	-	43,932	-	-
Accrued expense and other liabilities	47,895	43,844	36,732	42,473

Total liabilities	2,646,482	822,529	321,676	3,237,432

Net assets	$318,065,684	$308,362,889	$212,293,183	$251,490,954

Net assets consist of:
Paid-in capital	$215,834,368	$244,276,512	$197,002,628	$191,943,861
Undistributed (accumulated) net investment income (loss)	226,672	8,111,014	2,451,498	(949,545)
Accumulated net realized gain (loss) on investments and foreign currency transactions	24,995,949	(9,773,186)	(14,920,555)	33,517,772
Net unrealized appreciation (depreciation) on investments and foreign currency translations	77,008,695	65,748,549	27,759,612	26,978,866

Net assets	$318,065,684	$308,362,889	$212,293,183	$251,490,954

(a) Cost of investments:	$237,530,994	$238,599,006	$170,175,279	$217,758,170
(b) Cost of short-term investments:	$3,062,532	$4,187,042	$12,169,167	$7,175,543
(c) Cost of foreign currency:	$-	$-	$8,124	$-

The accompanying notes are an integral part of the financial statements.

24

MML Series Investment Fund – Financial Statements (Continued)

Statements of Assets and Liabilities

June 30, 2012 (Unaudited)

	MML Blue Chip Growth Fund	MML Equity Index Fund	MML Large Cap Value Fund	MML Small Cap Growth Equity Fund
Initial Class shares:
Net assets	$305,441,123	$-	$191,665,247	$246,103,119

Shares outstanding (a)	23,836,942	-	16,335,008	14,167,860

Net asset value, offering price and redemption price per share	$12.81	$-	$11.73	$17.37

Class I shares:
Net assets	$-	$78,134,460	$-	$-

Shares outstanding (a)	-	4,546,911	-	-

Net asset value, offering price and redemption price per share	$-	$17.18	$-	$-

Class II shares:
Net assets	$-	$106,988,109	$-	$-

Shares outstanding (a)	-	6,209,900	-	-

Net asset value, offering price and redemption price per share	$-	$17.23	$-	$-

Class III shares:
Net assets	$-	$115,512,072	$-	$-

Shares outstanding (a)	-	6,706,881	-	-

Net asset value, offering price and redemption price per share	$-	$17.22	$-	$-

Service Class shares:
Net assets	$12,624,561	$-	$20,627,936	$5,387,835

Shares outstanding (a)	993,467	-	1,768,525	313,362

Net asset value, offering price and redemption price per share	$12.71	$-	$11.66	$17.19

Service Class I shares:
Net assets	$-	$7,728,248	$-	$-

Shares outstanding (a)	-	456,138	-	-

Net asset value, offering price and redemption price per share	$-	$16.94	$-	$-

(a)	Authorized unlimited number of shares with no par value.

The accompanying notes are an integral part of the financial statements.

25

MML Series Investment Fund – Financial Statements (Continued)

Statements of Operations

For the Six Months Ended June 30, 2012 (Unaudited)

	MML Blue Chip Growth Fund	MML Equity Index Fund	MML Large Cap Value Fund	MML Small Cap Growth Equity Fund
Investment income (Note 2):
Dividends (a)	$1,275,920	$3,291,759	$2,051,017	$584,922
Interest	116	245	1,994	213

Total investment income	1,276,036	3,292,004	2,053,011	585,135

Expenses (Note 3):
Investment management fees	1,223,418	152,841	830,740	1,386,640
Custody fees	21,125	19,488	17,151	27,151
Audit fees	16,632	16,615	16,297	17,578
Legal fees	2,684	2,427	1,877	2,194
Proxy fees	488	488	488	488
Shareholder reporting fees	26,559	24,370	19,689	22,598
Trustees’ fees	13,316	11,915	8,559	10,459

	1,304,222	228,144	894,801	1,467,108
Administration fees:
Class I	-	116,367	-	-
Class II	-	102,832	-	-
Class III	-	28,202	-	-
Service Class I	-	10,579	-	-
Distribution and service fees:
Service Class	13,968	-	25,171	6,793
Service Class I	-	8,816	-	-

Total expenses	1,318,190	494,940	919,972	1,473,901
Expenses Waived (Note 3):
Class II administrative fees waived	-	(27,061)	-	-
Class III administrative fees waived	-	(28,202)	-	-

Net expenses	1,318,190	439,677	919,972	1,473,901

Net investment income (loss)	(42,154)	2,852,327	1,133,039	(888,766)

Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investment transactions	30,700,641	2,444,855	8,331,471	9,249,375
Futures contracts	-	71,944	-	-
Foreign currency transactions	(75)	-	(5,177)	(3,003)

Net realized gain (loss)	30,700,566	2,516,799	8,326,294	9,246,372

Net change in unrealized appreciation (depreciation) on:
Investment transactions	9,494,376	21,834,301	4,841,910	12,976,378
Futures contracts	-	181,055	-	-
Translation of assets and liabilities in foreign currencies	(81)	-	(1,926)	(39)

Net change in unrealized appreciation (depreciation)	9,494,295	22,015,356	4,839,984	12,976,339

Net realized gain (loss) and change in unrealized appreciation (depreciation)	40,194,861	24,532,155	13,166,278	22,222,711

Net increase (decrease) in net assets resulting from operations	$40,152,707	$27,384,482	$14,299,317	$21,333,945

(a) Net of withholding tax of:	$78	$-	$45,731	$5,461

The accompanying notes are an integral part of the financial statements.

26

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MML Series Investment Fund – Financial Statements (Continued)

Statements of Changes in Net Assets

	MML Blue Chip Growth Fund
	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$(42,154)	$299,365
Net realized gain (loss) on investment transactions	30,700,566	22,245,113
Net change in unrealized appreciation (depreciation) on investments	9,494,295	(16,890,138)

Net increase (decrease) in net assets resulting from operations	40,152,707	5,654,340

Distributions to shareholders (Note 2):
From net investment income:
Initial Class	-	(128,353)
Class I	-	-
Class II	-	-
Class III	-	-
Service Class	-	-
Service Class I	-	-

Total distributions from net investment income	-	(128,353)

From net realized gains:
Initial Class	-	-
Service Class	-	-

Total distributions from net realized gains	-	-

Net fund share transactions (Note 5):
Initial Class	(57,374,670)	(17,885,991)
Class I	-	-
Class II	-	-
Class III	-	-
Service Class	2,033,312	1,566,442
Service Class I	-	-

Increase (decrease) in net assets from fund share transactions	(55,341,358)	(16,319,549)

Total increase (decrease) in net assets	(15,188,651)	(10,793,562)
Net assets
Beginning of period	333,254,335	344,047,897

End of period	$318,065,684	$333,254,335

Undistributed (accumulated) net investment income (loss) included in net assets at end of period	$226,672	$268,826

The accompanying notes are an integral part of the financial statements.

28

MML Equity Index Fund		MML Large Cap Value Fund		MML Small Cap Growth Equity Fund
Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011

$2,852,327	$5,374,487	$1,133,039	$1,963,252	$(888,766)	$(1,762,796)
2,516,799	2,848,881	8,326,294	9,540,328	9,246,372	27,192,243
22,015,356	(2,448,810)	4,839,984	(20,073,503)	12,976,339	(35,133,647)

27,384,482	5,774,558	14,299,317	(8,569,923)	21,333,945	(9,704,200)

-	-	-	(1,833,087)	-	-
-	(1,253,286)	-	-	-	-
-	(1,863,933)	-	-	-	-
-	(2,033,964)	-	-	-	-
-	-	-	(127,051)	-	-
-	(91,663)	-	-	-	-

-	(5,242,846)	-	(1,960,138)	-	-

-	-	-	-	-	(9,981,321)
-	-	-	-	-	(205,164)

-	-	-	-	-	(10,186,485)

-	-	(14,796,693)	(15,543,400)	(25,100,998)	10,859,398
(3,681,235)	(6,371,600)	-	-	-	-
(8,956,885)	(9,877,049)	-	-	-	-
(1,170,298)	592,354	-	-	-	-
-	-	879,660	2,798,661	(140,988)	1,157,562
910,176	2,982,027	-	-	-	-

(12,898,242)	(12,674,268)	(13,917,033)	(12,744,739)	(25,241,986)	12,016,960

14,486,240	(12,142,556)	382,284	(23,274,800)	(3,908,041)	(7,873,725)

293,876,649	306,019,205	211,910,899	235,185,699	255,398,995	263,272,720

$308,362,889	$293,876,649	$212,293,183	$211,910,899	$251,490,954	$255,398,995

$8,111,014	$5,258,687	$2,451,498	$1,318,459	$(949,545)	$(60,779)

29

MML Series Investment Fund – Financial Highlights

(For a share outstanding throughout each period)

MML Blue Chip Growth Fund

		Income (loss) from investment operations				Less distributions to shareholders									Ratios / Supplemental Data
	Net asset value, beginning of period	Net investment income (loss) ***		Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income		Tax return of capital		Total distributions		Net asset value, end of the period	Total Return ^^		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waiver		Ratio of expenses to average daily net assets after expense waiver		Net investment income (loss) to average daily net assets		Portfolio turnover rate
Initial Class
06/30/12 ≈	$11.42	$(0.01)		$1.40	$1.39	$-		$-		$-		$12.81	12.17%	**	$305,441	0.80%	*	N/A		(0.02%	) *	13%	**
12/31/11	11.27	0.01		0.14	0.15	(0.00	) †	-		(0.00	) †	11.42	1.37%		323,779	0.80%		N/A		0.09%		37%
12/31/10	9.71	0.01		1.56	1.57	(0.01)		-		(0.01)		11.27	16.17%		336,211	0.80%		N/A		0.06%		37%
12/31/09	6.83	0.01		2.88	2.89	(0.01)		-		(0.01)		9.71	42.38%		182,984	0.83%		N/A		0.12%		80%	>>
12/31/08	11.87	0.02		(5.06)	(5.04)	-		-		-		6.83	(42.46%	)	168,558	0.85%		0.84%	#	0.23%		33%
12/31/07	10.58	0.05		1.29	1.34	(0.05)		(0.00	) †	(0.05)		11.87	12.67%		61,701	0.84%		N/A		0.40%		35%
Service Class
06/30/12 ≈	$11.34	$(0.00	) †	$1.37	$1.37	$-		$-		$-		$12.71	12.08%	**	$12,625	1.05%	*	N/A		(0.26%	) *	13%	**
12/31/11	11.22	(0.02)		0.14	0.12	-		-		-		11.34	1.07%		9,476	1.05%		N/A		(0.15%	)	37%
12/31/10	9.68	(0.02)		1.56	1.54	-		-		-		11.22	15.91%		7,837	1.05%		N/A		(0.20%	)	37%
12/31/09	6.83	(0.01)		2.87	2.86	(0.01)		-		(0.01)		9.68	41.93%		5,600	1.08%		N/A		(0.13%	)	80%	>>
12/31/08 +++	10.70	0.00	†	(3.87)	(3.87)	-		-		-		6.83	(36.17%	) **	1,816	1.10%	*	N/A		0.17%	*	33%	~

*	Annualized.
**	Percentage represents the results for the period and is not annualized.
***	Per share amount calculated on the average shares method.
†	Amount is less than $0.005 per share.
+++	For the period August 15, 2008 (commencement of operations) through December 31, 2008.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
^^	Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.
~	The portfolio turnover rate results are for the Fund.
>>	The portfolio turnover rate excludes merger activity.
≈	Unaudited.

MML Equity Index Fund

		Income (loss) from investment operations				Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of period	Net investment income (loss) ***	Net realized and unrealized gain (loss) on investments		Total income (loss) from investment operations	From net investment income	Total distributions	Net asset value, end of the period	Total Return ^^		Net assets, end of the period (000's)	Ratio of expenses to average daily net assets before expense waiver		Ratio of expenses to average daily net assets after expense waiver		Net investment income (loss) to average daily net assets		Portfolio turnover rate
Class I
06/30/12 ≈	$15.73	$0.14	$1.31		$1.45	$-	$-	$17.18	9.22%	**	$78,134	0.45%	*	N/A		1.70%	*	2%	**
12/31/11	15.73	0.26	0.00	†	0.26	(0.26)	(0.26)	15.73	1.71%		74,927	0.44%		N/A		1.62%		4%
12/31/10	13.97	0.23	1.76		1.99	(0.23)	(0.23)	15.73	14.51%		81,199	0.45%		N/A		1.60%		5%
12/31/09	11.33	0.22	2.72		2.94	(0.30)	(0.30)	13.97	26.15%		74,938	0.46%		0.45%	#	1.84%		6%
12/31/08	18.06	0.29	(7.02)		(6.73)	-	-	11.33	(37.26%	)	48,279	0.45%		0.45%	##	1.88%		5%
12/31/07	17.45	0.28	0.61		0.89	(0.28)	(0.28)	18.06	5.13%		88,058	0.45%		N/A		1.53%		6%
Class II
06/30/12 ≈	$15.76	$0.16	$1.31		$1.47	$-	$-	$17.23	9.33%	**	$106,988	0.34%	*	0.29%	*#	1.86%	*	2%	**
12/31/11	15.76	0.28	(0.00	) †	0.28	(0.28)	(0.28)	15.76	1.84%		106,050	0.33%		0.28%	#	1.78%		4%
12/31/10	13.98	0.25	1.77		2.02	(0.24)	(0.24)	15.76	14.76%		115,521	0.34%		0.29%	#	1.76%		5%
12/31/09	11.34	0.24	2.72		2.96	(0.32)	(0.32)	13.98	26.33%		137,083	0.35%		0.29%	#	2.03%		6%
12/31/08	18.04	0.31	(7.01)		(6.70)	-	-	11.34	(37.14%	)	117,274	0.34%		0.29%	#	2.01%		5%
12/31/07	17.44	0.31	0.60		0.91	(0.31)	(0.31)	18.04	5.24%		197,826	0.34%		0.29%	#	1.69%		6%
Class III
06/30/12 ≈	$15.74	$0.17	$1.31		$1.48	$-	$-	$17.22	9.40%	**	$115,512	0.20%	*	0.15%	*#	2.01%	*	2%	**
12/31/11	15.75	0.31	(0.02)		0.29	(0.30)	(0.30)	15.74	1.96%		106,669	0.19%		0.14%	#	1.92%		4%
12/31/10	13.97	0.27	1.77		2.04	(0.26)	(0.26)	15.75	14.93%		106,015	0.20%		0.15%	#	1.90%		5%
12/31/09	11.33	0.26	2.72		2.98	(0.34)	(0.34)	13.97	26.57%		89,566	0.21%		0.15%	#	2.17%		6%
12/31/08	18.01	0.34	(7.02)		(6.68)	-	-	11.33	(37.09%	)	76,287	0.20%		0.15%	#	2.23%		5%
12/31/07	17.41	0.33	0.61		0.94	(0.34)	(0.34)	18.01	5.40%		122,979	0.20%		0.15%	#	1.83%		6%
Service Class I
06/30/12 ≈	$15.53	$0.12	$1.29		$1.41	$-	$-	$16.94	9.08%	**	$7,728	0.70%	*	N/A		1.47%	*	2%	**
12/31/11	15.59	0.22	0.00	†	0.22	(0.28)	(0.28)	15.53	1.47%		6,231	0.69%		N/A		1.40%		4%
12/31/10	13.88	0.20	1.73		1.93	(0.22)	(0.22)	15.59	14.22%		3,284	0.70%		N/A		1.39%		5%
12/31/09	11.32	0.18	2.71		2.89	(0.33)	(0.33)	13.88	25.83%		1,171	0.71%		0.70%	#	1.53%		6%
12/31/08 +++	16.07	0.10	(4.85)		(4.75)	-	-	11.32	(29.56%	) **	478	0.72%	*	0.70%	*#	2.33%	*	5%	~

*	Annualized.
**	Percentage represents the results for the period and is not annualized.
***	Per share amount calculated on the average shares method.
†	Amount is less than $0.005 per share.
+++	For the period August 15, 2008 (commencement of operations) through December 31, 2008.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
##	Amount waived had no impact on the ratio of expenses to average daily net assets.
^^	Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.
~	The portfolio turnover rate results are for the Fund.
≈	Unaudited.

The accompanying notes are an integral part of the financial statements.

30

MML Series Investment Fund – Financial Highlights (Continued)

(For a share outstanding throughout each period)

MML Large Cap Value Fund

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of period	Net investment income (loss) ***	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total Return ^^		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets		Net investment income (loss) to average daily net assets		Portfolio turnover rate
Initial Class
06/30/12 ≈	$10.98	$0.06	$0.69	$0.75	$-	$-	$-	$11.73	6.83%	**	$191,665	0.83%	*	1.08%	*	7%	**
12/31/11	11.54	0.10	(0.56)	(0.46)	(0.10)	-	(0.10)	10.98	(3.94%	)	193,403	0.82%		0.89%		15%
12/31/10	10.36	0.08	1.19	1.27	(0.09)	-	(0.09)	11.54	12.38%		218,666	0.83%		0.79%		17%
12/31/09	8.01	0.07	2.38	2.45	(0.10)	-	(0.10)	10.36	30.71%		211,859	0.85%		0.77%		21%
12/31/08	13.21	0.10	(5.29)	(5.19)	-	(0.01)	(0.01)	8.01	(39.30%	)	175,313	0.84%		0.92%		20%
12/31/07	12.80	0.15	0.39	0.54	(0.13)	-	(0.13)	13.21	4.22%		290,938	0.82%		1.10%		7%
Service Class
06/30/12 ≈	$10.93	$0.05	$0.68	$0.73	$-	$-	$-	$11.66	6.68%	**	$20,628	1.08%	*	0.83%	*	7%	**
12/31/11	11.49	0.07	(0.55)	(0.48)	(0.08)	-	(0.08)	10.93	(4.14%	)	18,508	1.07%		0.64%		15%
12/31/10	10.33	0.06	1.17	1.23	(0.07)	-	(0.07)	11.49	12.04%		16,519	1.08%		0.56%		17%
12/31/09	8.01	0.04	2.38	2.42	(0.10)	-	(0.10)	10.33	30.32%		10,807	1.10%		0.47%		21%
12/31/08 +++	11.57	0.01	(3.56)	(3.55)	-	(0.01)	(0.01)	8.01	(30.69%	) **	4,823	1.12%	*	0.48%	*	20%	~

*	Annualized.
**	Percentage represents the results for the period and is not annualized.
***	Per share amount calculated on the average shares method.
+++	For the period August 15, 2008 (commencement of operations) through December 31, 2008.
^^	Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.
~	The portfolio turnover rate results are for the Fund.
≈	Unaudited.

MML Small Cap Growth Equity Fund

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of period	Net investment income (loss) ***	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total Return ^^		Net assets, end of the period (000's)	Ratio of expenses to average daily net assets		Net investment income (loss) to average daily net assets		Portfolio turnover rate
Initial Class
06/30/12 ≈	$16.05	$(0.06)	$1.38	$1.32	$-	$-	$-	$17.37	8.22%	**	$246,103	1.13%	*	(0.68%	)*	46%	**
12/31/11	17.70	(0.12)	(0.82)	(0.94)	-	(0.71)	(0.71)	16.05	(5.23%	)	250,279	1.13%		(0.68%	)	91%
12/31/10	14.48	(0.10)	3.32	3.22	-	-	-	17.70	22.24%		258,833	1.14%		(0.64%	)	95%
12/31/09	10.46	(0.08)	4.10	4.02	-	-	-	14.48	38.43%		250,006	1.15%		(0.66%	)	90%
12/31/08	17.02	(0.01)	(6.55)	(6.56)	-	-	-	10.46	(38.54%	)	171,302	1.15%		(0.06%	)	86%
12/31/07	16.07	(0.07)	1.63	1.56	(0.02)	(0.59)	(0.61)	17.02	9.66%		238,185	1.14%		(0.39%	)	70%
Service Class
06/30/12 ≈	$15.91	$(0.08)	$1.36	$1.28	$-	$-	$-	$17.19	8.05%	**	$5,388	1.38%	*	(0.93%	)*	46%	**
12/31/11	17.59	(0.16)	(0.81)	(0.97)	-	(0.71)	(0.71)	15.91	(5.43%	)	5,120	1.38%		(0.92%	)	91%
12/31/10	14.42	(0.14)	3.31	3.17	-	-	-	17.59	21.90%		4,440	1.39%		(0.87%	)	95%
12/31/09	10.45	(0.11)	4.08	3.97	-	-	-	14.42	38.09%		2,616	1.40%		(0.91%	)	90%
12/31/08 +++	15.79	0.01	(5.35)	(5.34)	-	-	-	10.45	(33.82%	)**	831	1.43%	*	0.21%	*	86%	~

*	Annualized.
**	Percentage represents the results for the period and is not annualized.
***	Per share amount calculated on the average shares method.
+++	For the period August 15, 2008 (commencement of operations) through December 31, 2008.
^^	Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.
~	The portfolio turnover rate results are for the Fund.
≈	Unaudited.

The accompanying notes are an integral part of the financial statements.

31

Notes to Financial Statements (Unaudited)

1.	The Fund

MML Series Investment Fund (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a no-load, open-end, management investment company. The Trust is organized under the laws of the Commonwealth of Massachusetts as a Massachusetts business trust pursuant to an Agreement and Declaration of Trust dated December 19, 1984, as restated May 14, 1993, and further amended and restated as of December 15, 2011, as it may be further amended from time to time. The following are four series of the Trust (each individually referred to as a “Fund” or collectively as the “Funds”):

MML Blue Chip Growth Fund (“Blue Chip Growth Fund”)

MML Equity Index Fund (“Equity Index Fund”)

MML Large Cap Value Fund (“Large Cap Value Fund”)

MML Small Cap Growth Equity Fund (“Small Cap Growth Equity Fund”)

The Trust makes shares of the Funds available for the investment of assets of various separate investment accounts established by Massachusetts Mutual Life Insurance Company (“MassMutual”) and by life insurance companies which are subsidiaries of MassMutual. Shares of the Trust are not offered to the general public. MassMutual, MML Bay State Life Insurance Company, and C.M. Life Insurance Company are the record owners of all of the outstanding shares of the Funds.

The following table shows the classes available for each Fund, including the date each class commenced operations. Each share class represents an interest in the same portfolio of assets. The principal difference among the classes is the level of service and administration fees, and shareholder and distribution service expenses borne by the classes. Because each class will have different fees and expenses, performance and share prices will vary between the classes. The classes of shares are offered to different types of investors, as outlined in the Funds’ Prospectus.

	Initial Class	Class I	Class II	Class III	Service Class	Service Class I
Blue Chip Growth Fund	5/1/2006	None	None	None	8/15/2008	None
Equity Index Fund	None	5/1/1997	5/1/2000	5/1/2000	None	8/15/2008
Large Cap Value Fund	5/1/2000	None	None	None	8/15/2008	None
Small Cap Growth Equity Fund	5/3/1999	None	None	None	8/15/2008	None

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed consistently by each Fund in the preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“generally accepted accounting principles”). The preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Investment Valuation

The net asset value of each Fund’s shares is determined once daily as of the close of regular trading on the New York Stock Exchange, on each day the New York Stock Exchange is open for trading (a “business day”). The New York Stock Exchange normally closes at 4:00 p.m. Eastern Time, but may close earlier on some days.

Equity securities and derivative contracts that are actively traded on a national securities exchange are valued on the basis of information furnished by a pricing service, which provides the last reported sale price for securities or derivatives listed on the exchange or the official closing price on the NASDAQ National Market System, or in the case of over-the-counter (“OTC”) securities for which an official closing price is unavailable or not reported on the NASDAQ System, the last reported bid price. Portfolio securities traded on more than one national securities exchange are valued at the last price at the close of the exchange representing the principal market for such securities. Debt securities (other than short-term obligations) are valued on the basis of valuations furnished by a pricing service, which generally determines valuations taking into account factors such as institutional-size trading in similar securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

32

Notes to Financial Statements (Unaudited) (Continued)

Short-term debt securities are valued at either amortized cost or at original cost plus accrued interest, whichever the Funds’ investment adviser determines more closely approximates current market value. Shares of other open-end mutual funds are valued at their closing net asset values as reported on each business day.

Investments for which market quotations are readily available are marked to market daily based on those quotations. Market quotations may be provided by third-party vendors or market makers, and may be determined on the basis of a variety of factors, such as broker quotations, financial modeling, and other market data, such as market indexes and yield curves, counterparty information, and foreign exchange rates. U.S. Government and agency securities may be valued on the basis of market quotations or using a model that may incorporate market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, quoted market prices, and reference data. The fair values of OTC derivative contracts, including forward, swap, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices, may be based on market quotations or may be modeled using a series of techniques, including simulation models depending on the contract and the terms of the transaction. The fair values of asset-backed securities and mortgage-backed securities are estimated based on models that consider the estimated cash flows of each debt tranche of the issuer, establish a benchmark yield, and develop an estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche including, but not limited to, prepayment speed assumptions and attributes of the collateral. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. Restricted securities are valued at a discount to similar publicly traded securities.

Investments for which market quotations are not available or for which a pricing service or vendor does not provide a value, or for which such market quotations or values are considered by the investment adviser or subadviser to be unreliable (including, for example, certain foreign securities, thinly-traded securities, certain restricted securities, certain initial public offerings, or securities whose values may have been affected by a significant event) are stated at fair valuations determined by the Funds’ Valuation Committee1 in accordance with procedures approved annually by the Board of Trustees (“Trustees”), and under the general oversight of the Trustees. The Funds’ Valuation Committee employs various methods to determine fair valuations including a regular review of key inputs and assumptions and review of any related market activity. The Funds’ Valuation Committee reports to the Trustees at their regularly scheduled meetings. It is possible that fair value prices will be used by the Funds to a significant extent. The value determined for an investment using the Funds’ fair value procedures may differ from recent market prices for the investment and may be significantly different from the value realized upon the sale of such investment.

The Funds may invest in securities that are traded principally in foreign markets and that trade on weekends and other days when the Funds do not price their shares. As a result, the value of the Funds’ portfolio securities may change on days when the prices of the Funds’ shares are not calculated. The prices of the Funds’ shares will reflect any such changes when the prices of the Funds’ shares are next calculated, which is the next business day. The Funds may use fair value pricing more frequently for securities primarily traded in foreign markets because, among other things, most foreign markets close well before the Funds value their securities. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. The Funds’ investments may be priced based on fair values provided by a third-party fair valuation vendor, based on certain factors and methodologies applied by such vendor, in the event that there is movement in the U.S. market, between the close of the foreign market and the time the Funds calculate their net asset values, that exceeds a specific threshold established by the Funds’ Valuation Committee pursuant to procedures established by the Trustees, and under the general oversight of the Trustees. All assets and liabilities expressed in foreign currencies are converted into U.S. dollars at the mean between the buying and selling rates of such currencies against the U.S. dollar at the end of each business day.

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. A three-tier hierarchy is utilized to maximize the use of observable market data inputs and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value (such as a

[1]

The Valuation Committee consists of the President, Treasurer, Assistant Treasurers, Vice Presidents (except for the CCO), Secretary, and Assistant Secretaries of the Trust, as well as such alternate members as the Trustees may from time to time designate. The Valuation Committee reviews and makes recommendations concerning the fair valuation of portfolio securities and the Funds’ pricing procedures in general.

33

Notes to Financial Statements (Unaudited) (Continued)

pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability and are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability and are developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

Level 1 – quoted prices (unadjusted) in active markets for identical investments

The types of assets and liabilities categorized in Level 1 generally include actively traded domestic and certain foreign equity securities, derivatives actively traded on a national securities exchange (such as some warrants, rights, futures, and options), and shares of open-end mutual funds.

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

The types of assets and liabilities categorized in Level 2 generally include debt securities such as U.S. government and agency securities, mortgage-backed securities, asset-backed securities, municipal obligations, sovereign debt obligations, bank loans, corporate bonds, and those securities valued at amortized cost; OTC derivatives such as swaps, options, swaptions, and forward foreign currency exchange contracts; certain restricted securities; and non-exchange traded equity securities and certain foreign equity securities traded on particular foreign exchanges that close before the Funds determine their net asset values.

Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The types of assets and liabilities categorized in Level 3 generally include securities for which prices, spreads, or any of the other aforementioned key inputs are unobservable. Generally, securities whose trading has been suspended or that have been de-listed from their current primary trading exchange; securities in default or bankruptcy proceedings for which there is no current market quotation; securities and certain derivatives valued by broker quotes which may include brokers’ assumptions; and any illiquid Rule 144A securities or restricted securities held in non-public entities are categorized in Level 3.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. In addition, in periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Level 1, Level 2, or Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the overall fair value measurement.

The Equity Index Fund characterized all long-term investments at Level 1, and all short-term investments at Level 2, as of June 30, 2012. For the Fund noted above, the level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

34

Notes to Financial Statements (Unaudited) (Continued)

The following is the aggregate value by input level, as of June 30, 2012, for the remaining Funds’ investments:

Asset Valuation Inputs

	Investments in Securities
	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs		Total
Blue Chip Growth Fund
Equities
Common Stock
Basic Materials	$14,349,479	$-	$-		$14,349,479
Communications	62,822,579	3,357,619	2,305,282		68,485,480
Consumer, Cyclical	51,880,895	-	-		51,880,895
Consumer, Non-cyclical	49,223,992	-	-		49,223,992
Energy	15,249,420	-	-		15,249,420
Financial	27,421,334	-	-		27,421,334
Industrial	38,166,694	-	-		38,166,694
Technology	49,760,124	-	-		49,760,124

Total Common Stock	308,874,517	3,357,619	2,305,282		314,537,418

Total Equities	308,874,517	3,357,619	2,305,282		314,537,418

Total Mutual Funds	1,000	-	-		1,000

Total Long-Term Investments	308,875,517	3,357,619	2,305,282		314,538,418

Total Short-Term Investments	-	3,062,532	-		3,062,532

Total Investments	$308,875,517	$6,420,151	$2,305,282		$317,600,950

Large Cap Value Fund
Equities
Common Stock
Basic Materials	$9,084,662	$2,335,641	$-	+	$11,420,303
Communications	15,792,472	-	-		15,792,472
Consumer, Cyclical	32,547,359	1,152,258	-		33,699,617
Consumer, Non-cyclical	21,428,398	3,724,929	-		25,153,327
Diversified	-	2,499,762	-		2,499,762
Energy	19,123,717	879,331	-		20,003,048
Financial	67,292,251	6,971,437	-		74,263,688
Industrial	3,303,363	2,485,599	-		5,788,962
Technology	9,228,604	-	-		9,228,604

Total Common Stock	177,800,826	20,048,957	-		197,849,783

Total Equities	177,800,826	20,048,957	-		197,849,783

Bonds & Notes
Total Corporate Debt	-	-	82,570		82,570

Total Bonds & Notes	-	-	82,570		82,570

Total Long-Term Investments	177,800,826	20,048,957	82,570		197,932,353

Total Short-Term Investments	-	12,169,167	-		12,169,167

Total Investments	$177,800,826	$32,218,124	$82,570		$210,101,520

+	Represents security at $0 value as of June 30, 2012.

35

Notes to Financial Statements (Unaudited) (Continued)

	Investments in Securities
	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Small Cap Growth Equity Fund
Equities
Common Stock
Basic Materials	$4,965,572	$-	$-	$4,965,572
Communications	24,739,995	-	111,557	24,851,552
Consumer, Cyclical	38,311,293	-	-	38,311,293
Consumer, Non-cyclical	47,546,482	295,305	-	47,841,787
Energy	15,027,474	-	-	15,027,474
Financial	28,722,563	-	-	28,722,563
Industrial	41,947,744	-	-	41,947,744
Technology	38,963,830	-	-	38,963,830
Utilities	731,137	-	-	731,137

Total Common Stock	240,956,090	295,305	111,557	241,362,952

Total Equities	240,956,090	295,305	111,557	241,362,952

Total Mutual Funds	3,374,084	-	-	3,374,084

Total Long-Term Investments	244,330,174	295,305	111,557	244,737,036

Total Short-Term Investments	-	7,175,543	-	7,175,543

Total Investments	$244,330,174	$7,470,848	$111,557	$251,912,579

The following is the aggregate value by input level, as of June 30, 2012, for the Funds’ other financial instruments:

Asset Valuation Inputs

	Other Financial Instruments
	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Equity Index Fund
Futures Contracts
Equity Risk	$218,936	$-	$-	$218,936

36

Notes to Financial Statements (Unaudited) (Continued)

Following is a reconciliation of investments for which significant unobservable inputs (Level 3) were used in determining value:

Asset Valuation Inputs

	Investments in Securities
	Balance as of 12/31/11	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	(Sales)	Transfes into Level 3*	Transfes (out) of Level 3*	Balance as of 6/30/12		Net Change in Unrealized Appreciation (Depreciation) from Investments Still Held as of 6/30/12
Blue Chip Growth Fund
Long-Term Investments
Equities
Common Stock
Communications	$2,428,726	$-	$-	$(123,444)	$-	$-	$-	$-	$2,305,282		$(123,444)

Large Cap Value Fund
Long-Term Investments
Equities
Common Stock
Basic Materials	$1,321	$-	$-	$(1,321)	$-	$-	$-	$-	$-	**	$(1,321)
Bonds & Notes
Corporate Debt	93,340	-	-	(10,770)	-	-	-	-	82,570		(10,770)

	$94,661	$-	$-	$(12,091)	$-	$-	$-	$-	$82,570		$(12,091)

Small Cap Growth Equity Fund
Long-Term Investments
Equities
Common Stock
Communications	$-	$-	$-	$(34)	$111,591	$-	$-	$-	$111,557		$(34)

*	The Fund(s) recognize transfers between the Levels as of the beginning of the year.
**	Represents security at $0 value as of June 30, 2012.

The Funds had no transfers between Level 1, Level 2, and Level 3 of the fair value hierarchy during the period ended June 30, 2012. The Funds recognize transfers between the Levels as of the beginning of the year.

None of the unobservable inputs, individually or collectively, had a material impact on the Fund(s).

Derivative Instruments

Derivatives are financial instruments whose values are based on the values of one or more indicators, such as a security, asset, currency, interest rate, or index. Derivative transactions can create investment leverage and may be highly volatile. It is possible that a derivative transaction will result in a loss greater than the principal amount invested. A Fund may not be able to close out a derivative transaction at a favorable time or price. For those Funds that held derivatives during the period ended June 30, 2012, the following table shows how the Fund used these derivatives during the period (marked with an “A”), as well as additional uses, if any, it may have for them in the future (marked with an “M”).

Type of Derivative and Objective for Use	Equity Index Fund
Futures Contracts*
Substitution for Direct Investment	A
Rights and Warrants
Result of a Corporate Action	A

*	Includes any options purchased or written on futures contracts, if applicable.

37

Notes to Financial Statements (Unaudited) (Continued)

At June 30, 2012, and during the period then ended, the Fund(s) had the following derivatives and transactions in derivatives, grouped into the indicated risk categories:

	Equity Risk	Total
Equity Index Fund Asset Derivatives
Futures Contracts^^	$218,936	$218,936

Realized Gain (Loss)#
Futures Contracts	71,944	71,944
Warrants	(9,940)	(9,940)

Total Realized Gain (Loss)	$62,004	$62,004

Change in Appreciation (Depreciation)##
Futures Contracts	$181,055	$181,055

Number of Contracts, Notional Amounts or Shares/Units†
Futures Contracts	50	50
Warrants	12,167	12,167

^^	Cumulative appreciation (depreciation) on futures contracts is reported in “Futures Contracts” below. Only current day’s variation margin, if any, is reported within the Statements of Assets and Liabilities.
#	Statements of Operations location: Amounts are included in net realized gain (loss) on: investment transactions or futures contracts, as applicable.
##	Statements of Operations location: Amounts are included in net change in unrealized appreciation (depreciation) on: futures contracts.
†	Amount(s) disclosed represent average number of contracts for futures contracts, or shares/units outstanding for warrants, which is indicative of volume of this derivative type, for the months that the Fund held such derivatives during the period ended June 30, 2012.

Further details regarding the derivatives and other investments held by the Funds during the period ended June 30, 2012, are discussed below.

Futures Contracts

A Fund may seek to manage a variety of different risks, such as interest rate risk, equity price risk, and currency risk, through the use of futures contracts. A Fund may use interest rate futures contracts to adjust the interest rate sensitivity (duration) of its portfolio or the credit exposure of the portfolio. Interest rate futures contracts obligate the long or short holder to take or make delivery of a specified quantity of a financial instrument, such as a specific fixed-income security, during a specified future period at a specified price. A Fund may use index futures to hedge against broad market risks to its portfolio or to gain broad market exposure when it holds uninvested cash or as an inexpensive substitute for cash investments directly in securities or other assets. Securities index futures contracts are contracts to buy or sell units of a securities index at a specified future date at a price agreed upon when the contract is made and are settled in cash. Positions in futures may be closed out only on an exchange or board of trade which provides a secondary market for such futures. Because futures contracts are exchange-traded, they typically have minimal exposure to counterparty risk.

Parties to a futures contract are not required to post the entire notional amount of the contract, but rather a small percentage of that amount (by way of margin), both at the time they enter into futures transactions, and then on a daily basis if their positions decline in value; as a result, futures contracts are highly leveraged. Such payments are known as variation margin and are recorded by the Funds as unrealized gains or losses. Because futures markets are highly leveraged, they can be extremely volatile, and there can be no assurance that the pricing of a futures contract will correlate precisely with the pricing of the asset or index underlying it or the asset or liability of the Fund that is the subject of the hedge. It may not always be possible for a Fund to enter into a closing transaction with respect to a futures contract it has entered into, at a favorable time or price. When a Fund enters into a futures

38

Notes to Financial Statements (Unaudited) (Continued)

transaction, it is subject to the risk that the value of the futures contract will move in a direction unfavorable to it. When the Fund uses futures contracts for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the transactions, at least in part.

When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

The Fund(s) listed in the following table had open futures contracts at June 30, 2012:

Number of Contracts	Type	Expiration Date	Notional Contract Value	Net Unrealized Appreciation (Depreciation)
Equity Index Fund
BUYS
66	S&P 500 E Mini Index	9/21/12	$4,476,120	$218,936

Rights and Warrants

Rights and Warrants. A Fund may purchase or hold warrants or rights in order to gain exposure to the underlying security without owning the security, including, for example, cases where the Fund hopes to lock in the price today of a security it may wish to purchase in the future. Warrants generally give the holder the right, but not the obligation, to buy a security at a stated price. In order for a warrant to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover any premium and transaction costs. Rights may similarly confer on the holder the right to purchase or acquire securities, including through participation in a so-called rights offering. Bonds may be issued with warrants or other rights attached to purchase or acquire equity or other debt securities, typically of the bond issuer. The market prices of bonds with warrants or rights attached to purchase equity securities or bonds may, to some degree, reflect changes in the values of the underlying securities.

When a Fund purchases or otherwise acquires warrants or other rights, it runs the risk that it will lose its entire investment in the warrants or rights, unless the Fund exercises the warrant or right, acquires the underlying securities, or enters into a closing transaction before expiration. If the price of the underlying security does not rise to an extent sufficient to cover any premium and transaction costs, the Fund will lose part or all of its investment. Any premiums or purchase price paid for warrants or other rights that expire are treated as realized losses. Warrants and similar rights differ from options in that they are typically written by the issuer of the security underlying the warrant or right. Although some warrants and rights may be non-transferable, others may be traded over-the-counter or on an exchange.

Repurchase Agreements

Each Fund may enter into repurchase agreements with certain banks and broker-dealers whereby a Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. A Fund, through its custodian, takes possession of the securities collateralizing the repurchase agreement in a segregated account. Repurchase agreements must be fully collateralized at all times, but involve some risk to a Fund if the other party should default on its obligation and the Fund is delayed or prevented from recovering the collateral, or if the Fund is required to return collateral to a borrower at a time when it may realize a loss on the investment of that collateral. Collateral for certain tri-party repurchase agreements is held at the Fund’s custodian or sub-custodian in a segregated account for the benefit of the Fund and the counterparty.

Accounting for Investment Transactions

Investment transactions are accounted for on the trade date. Realized gains and losses on sales of investments and unrealized appreciation and depreciation of investments are computed by the specific identification cost method. Proceeds received from

39

Notes to Financial Statements (Unaudited) (Continued)

litigation, if any, are included in realized gains on investment transactions for any investments that are no longer held in the portfolio and as a reduction in cost for investments that continue to be held in the portfolio. Interest income, adjusted for amortization of discounts and premiums on debt securities, is earned from the settlement date and is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Withholding taxes on foreign interest, dividends, and capital gains have been provided for in accordance with the applicable country’s tax rules and rates. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Funds estimate the components of distributions received that may be considered return of capital distributions or capital gain distributions.

Foreign Currency Translation

The books and records of the Funds are maintained in U.S. dollars. The market values of foreign currencies, foreign securities, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the mean of the buying and selling rates of such currencies against the U.S. dollar at the end of each business day. Purchases and sales of foreign securities and income and expense items are translated at the rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations arising from changes in the exchange rates from that portion arising from changes in the market prices of securities. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of dividends or interest recorded on the books of the Funds and the amount actually received.

Allocation of Operating Activity

In maintaining the records for the Funds, the income and expense accounts are allocated to each class of shares. Investment income and loss, and unrealized and realized gains or losses are prorated among the classes of shares based on the relative net assets of each. Expenses are allocated to each class of shares depending on the nature of the expenditures. Administration and service fees, if any, which are directly attributable to a class of shares, are charged to that class’s operations. Expenses of the Fund not directly attributable to the operations of any class of shares or Fund are prorated among the Funds and classes to which the expense relates based on the relative net assets of each.

Foreign Securities

The Funds may invest in foreign securities. Foreign securities, including ADRs, are subject to additional risks compared to securities of U.S. issuers, including international trade, currency, political, regulatory, and diplomatic risks. In addition, fluctuations in currency exchange rates may adversely affect the values of foreign securities and the price of a Fund’s shares. Emerging markets securities are subject to greater risks than securities issued in developed foreign markets, including less liquidity, greater price volatility, higher relative rates of inflation, greater political and economic instability, and greater volatility in currency exchange rates.

Credit Risk

The Funds may invest a portion of their assets, directly or indirectly, in securities backed by mortgage loans, credit card receivables, and automotive loans. The values and related income of these securities are sensitive to changes in economic conditions, including delinquencies and/or defaults. Continuing shifts in the market’s perception of credit quality on such securities have resulted in increased volatility of market price and periods of decreased market activity that have adversely impacted the valuation and liquidity of such securities.

Federal Income Tax

It is each Fund’s intent to continue to comply with the provisions of subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to a regulated investment company. Under such provisions, the Funds would not be subject to

40

Notes to Financial Statements (Unaudited) (Continued)

federal income taxes on their ordinary income and net realized capital gains to the extent they are distributed or deemed to have been distributed to their shareholders. Therefore, the Funds have not made any provision for federal income tax.

Dividends and Distributions to Shareholders

Dividends from net investment income and distributions of any net realized capital gains of each Fund are declared and paid annually and at other times as may be required to satisfy tax or regulatory requirements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. As a result, net investment income and net realized capital gains on investment transactions for a reporting period may differ significantly from distributions during such period.

3.	Management Fees and Other Transactions

Investment Management Fees

Under agreements between MassMutual and the Trust on behalf of each Fund, MassMutual is responsible for providing investment management services for each Fund. In return for these services, MassMutual receives advisory fees, based upon each Fund’s average daily net assets, at the following annual rates:

Blue Chip Growth Fund*	0.75% on the first $600 million; and
0.70% on any excess over $600 million
Equity Index Fund*	0.10% on the first $750 million; and
0.08% on any excess over $750 million
Large Cap Value Fund	0.80% on the first $100 million;
0.75% on the next $400 million; and
0.70% on any excess over $500 million
Small Cap Growth Equity Fund	1.075% on the first $200 million;
1.05% on the next $200 million;
1.025% on the next $600 million; and
1.00% on any excess over $1 billion

*	Prior to June 1, 2012, the investment management fees were as follows:

Blue Chip Growth Fund	0.75%
Equity Index Fund	0.10%

MassMutual has entered into investment subadvisory agreements with the following unaffiliated investment subadvisers: Davis Selected Advisers, L.P. for the Large Cap Value Fund; Northern Trust Investments, Inc. for the Equity Index Fund; T. Rowe Price Associates, Inc. for the Blue Chip Growth Fund; Waddell & Reed Investment Management Company for a portion of the Small Cap Growth Equity Fund; and Wellington Management Company, LLP for a portion of the Small Cap Growth Equity Fund. MassMutual pays a subadvisory fee to each of these subadvisers based upon the aggregate net assets under management which include (1) the average daily net assets of the specified Fund which it manages, and, if applicable, (2) the average daily net assets of all other funds or accounts of MassMutual or its affiliates for which the subadviser provides subadvisory services and which have substantially the same investment objectives, policies and investment strategies.

The Funds’ subadvisory fees are paid by MassMutual out of the management fees previously disclosed above.

41

Notes to Financial Statements (Unaudited) (Continued)

Administration Fees

For the Equity Index Fund, under a separate administrative and shareholder services agreement between the Fund and MassMutual, MassMutual provides certain administrative and shareholder services and bears some class specific administrative expenses. In return for these services, MassMutual receives an administrative services fee, based upon the average daily net assets of the applicable class of shares of the Fund, at the following annual rates:

Class I	0.30% on the first $100 million;
0.28% on the next $150 million; and
0.26% on any excess over $250 million
Class II	0.19%
Class III	0.05%
Service Class I	0.30% on the first $100 million;
0.28% on the next $150 million; and
0.26% on any excess over $250 million

Distribution and Service Fees

MML Distributors, LLC (the “Distributor”) acts as distributor to the Funds. Pursuant to a Distribution and Services Plan adopted by the Funds pursuant to Rule 12b-1 under the 1940 Act, Service Class shares and Service Class I shares of the Funds pay an annual fee of 0.25% of the average daily net asset value of Service Class shares and Service Class I shares. This fee, or a portion thereof, is paid to: (i) the Distributor for services provided and expenses incurred by it in connection with the distribution of Service Class shares or Service Class I shares, as applicable, of each Fund; and/or (ii) MassMutual for services provided and expenses incurred by it for purposes of maintaining or providing personal services to Service Class and Service Class I shareholders.

Expense Caps and Waivers

MassMutual agreed to bear the expenses of the Funds noted below (other than the management, Rule 12b-1, and administrative fees, interest, taxes, brokerage commissions, extraordinary litigation and legal expenses, Acquired Fund fees and expenses#, short sale dividend and loan expense, or other non-recurring or unusual expenses such as, for example, organizational expenses and shareholder meeting expenses) based upon the average daily net assets of the applicable class of shares of the Funds, in excess of the following:

Equity Index Fund*
Class I	0.05%
Class II	0.05%
Class III	0.05%
Service Class I	0.05%

#	Acquired Fund fees and expenses are expenses borne indirectly by a Fund through investments in other pooled investment vehicles.
*	Expense caps in effect through April 30, 2013. Short sale dividend and loan expense was not excluded from the caps prior to May 1, 2012.

MassMutual has agreed to waive, through April 30, 2013, 0.05% of the administrative and shareholder service fee for Class II and Class III shares of the Equity Index Fund.

Expense caps and waiver amounts are reflected as a reduction of expenses on the Statements of Operations.

42

Notes to Financial Statements (Unaudited) (Continued)

Rebated Brokerage Commissions

The Funds listed below have entered into agreements with certain brokers whereby the brokers will rebate to the Funds, in cash, a portion of brokerage commissions. Rebated brokerage commissions are amounts earned by the Funds and are included with realized gain or loss on investment transactions presented in the Statements of Operations. For the period ended June 30, 2012, brokerage commissions rebated under these agreements were as follows:

Rebated Commissions
Large Cap Value Fund	$886
Small Cap Growth Equity Fund	51,857

Deferred Compensation

Trustees of the Funds who are not employees of MassMutual or its subsidiaries may elect to defer receipt of their annual fees in accordance with terms of a Non-Qualified Deferred Compensation Plan. Amounts deferred shall accrue interest or earnings and shall be recorded on the Funds’ books as other liabilities. Deferred compensation is included within Trustees’ fees and expenses in the Statements of Assets and Liabilities.

Other

Certain officers and trustees of the Funds are also employees of MassMutual. The compensation of each trustee who is not an employee of MassMutual is borne by the Funds.

4.	Purchases and Sales of Investments

Cost of purchases and proceeds from sales of investment securities (excluding short-term investments) for the period ended June 30, 2012, were as follows:

	Purchases		Sales
	Long-Term U.S. Government Securities	Other Long-Term Securities	Long-Term U.S. Government Securities	Other Long-Term Securities
Blue Chip Growth Fund	$-	$43,121,071	$-	$99,804,261
Equity Index Fund	-	4,744,492	-	13,538,383
Large Cap Value Fund	-	15,069,224	-	31,427,336
Small Cap Growth Equity Fund	-	118,635,688	-	148,068,496

43

Notes to Financial Statements (Unaudited) (Continued)

5.	Capital Share Transactions

Changes in shares outstanding for each Fund were as follows:

	Six Months Ended June 30, 2012		Year Ended December 31, 2011

	Shares	Amount	Shares	Amount

Blue Chip Growth Fund Initial Class
Sold	1,491,045	$19,301,549	2,916,726	$33,187,507
Issued as reinvestment of dividends	-	-	11,429	128,353
Redeemed	(6,006,561)	(76,676,219)	(4,396,963)	(51,201,851)

Net increase (decrease)	(4,515,516)	$(57,374,670)	(1,468,808)	$(17,885,991)

Blue Chip Growth Fund Service Class
Sold	234,306	$3,010,190	292,777	$3,344,457
Issued as reinvestment of dividends	-	-	-	-
Redeemed	(76,479)	(976,878)	(155,697)	(1,778,015)

Net increase (decrease)	157,827	$2,033,312	137,080	$1,566,442

Equity Index Fund Class I
Sold	117,078	$1,969,906	217,630	$3,470,318
Issued as reinvestment of dividends	-	-	83,330	1,253,286
Redeemed	(334,140)	(5,651,141)	(697,958)	(11,095,204)

Net increase (decrease)	(217,062)	$(3,681,235)	(396,998)	$(6,371,600)

Equity Index Fund Class II
Sold	238,753	$4,068,156	409,315	$6,510,464
Issued as reinvestment of dividends	-	-	123,767	1,863,933
Redeemed	(759,529)	(13,025,041)	(1,133,865)	(18,251,446)

Net increase (decrease)	(520,776)	$(8,956,885)	(600,783)	$(9,877,049)

Equity Index Fund Class III
Sold	235	$3,901	935	$14,202
Issued as reinvestment of dividends	-	-	135,327	2,033,964
Redeemed	(70,277)	(1,174,199)	(91,860)	(1,455,812)

Net increase (decrease)	(70,042)	$(1,170,298)	44,402	$592,354

Equity Index Fund Service Class I
Sold	95,783	$1,598,406	222,351	$3,467,205
Issued as reinvestment of dividends	-	-	6,169	91,663
Redeemed	(40,954)	(688,230)	(37,826)	(576,841)

Net increase (decrease)	54,829	$910,176	190,694	$2,982,027

Large Cap Value Fund Initial Class
Sold	200,341	$2,367,401	1,044,540	$11,727,693
Issued as reinvestment of dividends	-	-	171,292	1,833,087
Redeemed	(1,478,660)	(17,164,094)	(2,559,042)	(29,104,180)

Net increase (decrease)	(1,278,319)	$(14,796,693)	(1,343,210)	$(15,543,400)

Large Cap Value Fund Service Class
Sold	175,736	$2,049,612	410,844	$4,599,891
Issued as reinvestment of dividends	-	-	11,918	127,051
Redeemed	(100,678)	(1,169,952)	(167,238)	(1,928,281)

Net increase (decrease)	75,058	$879,660	255,524	$2,798,661

44

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended June 30, 2012		Year Ended December 31, 2011

	Shares	Amount	Shares	Amount

Small Cap Growth Equity Fund Initial Class
Sold	337,551	$5,930,715	2,327,802	$36,752,778
Issued as reinvestment of dividends	-	-	635,838	9,981,321
Redeemed	(1,763,314)	(31,031,713)	(1,991,618)	(35,874,701)

Net increase (decrease)	(1,425,763)	$(25,100,998)	972,022	$10,859,398

Small Cap Growth Equity Fund Service Class
Sold	22,210	$386,251	94,343	$1,621,277
Issued as reinvestment of dividends	-	-	13,176	205,164
Redeemed	(30,709)	(527,239)	(38,030)	(668,879)

Net increase (decrease)	(8,499)	$(140,988)	69,489	$1,157,562

6.	Federal Income Tax Information

At June 30, 2012, the cost of securities and the unrealized appreciation (depreciation) in the value of investments owned by the Funds, as computed on a federal income tax basis, were as follows:

	Federal Income Tax Cost	Tax Basis Unrealized Appreciation	Tax Basis Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Blue Chip Growth Fund	$240,593,526	$81,046,032	$(4,038,608)	$77,007,424
Equity Index Fund	242,786,048	97,064,448	(31,534,835)	65,529,613
Large Cap Value Fund	182,344,446	38,396,579	(10,639,505)	27,757,074
Small Cap Growth Equity Fund	224,933,713	39,410,497	(12,431,631)	26,978,866

Net capital loss carryforwards may be applied against any net realized taxable gains in succeeding years, subject to the carryforward period limitations, where applicable. On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”) was signed by the President. The Modernization Act changed the capital loss carryforward rules as they relate to regulated investment companies. Capital losses generated in tax years beginning after the date of enactment may now be carried forward indefinitely, and retain the character of the original loss. Under pre-enactment law, capital losses could be carried forward for up to eight tax years as short-term capital losses. The provisions affecting the utilization of capital loss carryforwards under the Modernization Act also require the utilization of post-enactment losses prior to the utilization of pre-enactment losses.

At December 31, 2011, the following Fund(s) had available, for federal income tax purposes, unused capital losses:

	Expiring 2012	Expiring 2015	Expiring 2016	Expiring 2017	Expiring 2018
Blue Chip Growth Fund	$-	$882,776	$1,885,854	$-	$308,125
Equity Index Fund	-	-	1,573,259	2,895,529	-
Large Cap Value Fund	-	-	-	22,312,166	722,962

Net capital loss carryforwards for the Funds shown in the above table are from pre-enactment years and are, therefore, subject to the eight-year carryforward period and possible expiration.

45

Notes to Financial Statements (Unaudited) (Continued)

At December 31, 2011, the following Fund(s) had post-enactment accumulated capital loss carryforwards:

	Long Term Capital Loss Carryforward	Short Term Capital Loss Carryforward
Equity Index Fund	$1,050,124	$326

The Blue Chip Growth Fund elected to defer to the fiscal year beginning January 1, 2012, post-October capital losses in the amount of $552,124.

Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital.

The tax character of distributions (including capital gain dividends, if any, designated pursuant to Section 852 of the Code) paid during the year ended December 31, 2011, was as follows:

	Ordinary Income	Long Term Capital Gain	Return of Capital
Blue Chip Growth Fund	$128,353	$-	$-
Equity Index Fund	5,242,846	-	-
Large Cap Value Fund	1,960,138	-	-
Small Cap Growth Equity Fund	68,744	10,117,741	-

Capital accounts within financial statements are periodically adjusted for permanent differences between book and tax accounting. These adjustments have no impact on net assets or the results of operations. Temporary book and tax accounting differences will reverse in subsequent periods. At December 31, 2011, temporary book and tax accounting differences were primarily attributable to investments in futures contracts, passive foreign investment companies, the deferral of wash sale losses, and deferred Trustee compensation.

At December 31, 2011, the components of distributable earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long Term Capital Gain (Capital Loss Carryover)	Other Temporary Differences	Unrealized Appreciation (Depreciation)
Blue Chip Growth Fund	$309,038	$(3,076,755)	$(592,336)	$65,438,662
Equity Index Fund	5,411,062	(5,519,238)	(152,376)	36,962,447
Large Cap Value Fund	1,474,686	(23,035,128)	(67,394)	22,619,074
Small Cap Growth Equity Fund	4,768,365	22,152,180	(60,663)	11,353,266

The Funds did not have any unrecognized tax benefits at June 30, 2012, nor were there any increases or decreases in unrecognized tax benefits for the period then ended. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as an income tax expense in the Statements of Operations. During the period ended June 30, 2012, the Funds did not incur any such interest or penalties. The Funds are subject to examination by U.S. federal and state tax authorities for returns filed for the prior three fiscal years. Foreign taxes are provided for based on the Funds’ understanding of the tax rules and rates that exist in the foreign markets in which they invest.

46

Notes to Financial Statements (Unaudited) (Continued)

7.	Indemnifications

Under the Funds’ organizational documents, current and former Trustees and Officers are provided with specified rights to indemnification against liabilities arising in connection with the performance of their duties to the Funds, and shareholders are indemnified against personal liability for obligations of the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

8.	Legal Proceedings

On December 7, 2010, the Trust was named as a defendant and putative member of the proposed defendant class of shareholders named in an adversary proceeding brought by The Official Committee of Unsecured Creditors of Tribune Company (the “Official Committee”) in the U.S. Bankruptcy Court for the District of Delaware, in connection with Tribune Company’s Chapter 11 bankruptcy proceeding (In re Tribune Company). The proceeding relates to a leveraged buyout (“LBO”) transaction by which Tribune Company converted to a privately-held company in 2007, and the putative defendant class is comprised of beneficial owners of shares of Tribune Company who received proceeds (the “Proceeds”) of the LBO. The Official Committee seeks to recover payments of those Proceeds.

The potential amount sought to be recovered from the Equity Index Fund, plus interest and the Official Committee’s court costs, is approximately $207,706.

Since the Fund cannot predict the outcome of this proceeding, the Fund has not accrued any amounts in the accompanying financial statements related to this proceeding. If the proceeding were to be decided in a manner adverse to the Fund, or if the Fund were to enter into a settlement agreement with the Official Committee, the payment of such judgment or settlement could potentially have a material adverse effect on the Fund’s net asset value depending on the total net assets of the Fund at the time of such judgment or settlement.

9.	Subsequent Events

Management has evaluated the events and transactions subsequent to June 30, 2012, through the date when the financial statements were issued, and determined that there are no material events or transactions that would require adjustments to or disclosures in the Funds’ financial statements other than those disclosed below.

Effective August 1, 2012, each Fund may lend its securities to qualified brokers; however, securities lending cannot exceed 33% of the total assets of the Fund taken at current value. The loans are collateralized at all times with cash or securities with a market value at least equal to 100% of the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of a Fund and any additional collateral is delivered to the Fund the next business day. As with other extensions of credit, the Funds may bear the risk of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. The Funds receive compensation for lending their securities.

47

Other Information (Unaudited)

Proxy Voting

A description of the policies and procedures that each Fund’s investment adviser and subadvisers use to vote proxies relating to the Fund’s portfolio securities is available, without charge, upon request, by calling 1-888-309-3539, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available, without charge, upon request, on the MassMutual website at http://www.massmutual.com/funds and on the SEC’s website at http://www.sec.gov.

Quarterly Reporting

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

Trustees’ Approval of Investment Advisory Contracts

At their meetings in April and May 2012, the Contract Committee (the “Committee”) and the Trustees, including the Trustees who are not “interested persons” (as such term is defined in the 1940 Act) of the Trust, MassMutual, or subadvisers (the “Independent Trustees”), re-approved the existing advisory and subadvisory agreements (collectively, the “Contracts”) for each of the Blue Chip Growth Fund, Equity Index Fund, Large Cap Value Fund, and Small Cap Growth Equity Fund. In preparation for the meetings, the Trustees requested, and MassMutual and the subadvisers provided in advance, certain materials relevant to the consideration of the Contracts (the “Meeting Materials”). In all of their deliberations, the Trustees were advised by independent counsel.

The Committee received in advance of the meetings (i) a memorandum from MassMutual discussing the nature and quality of the services it provides as investment manager to the Funds; (ii) a profitability analysis prepared by MassMutual; and (iii) a fee and performance study report (the “Third-Party Report”) with respect to each Fund prepared by an independent third-party vendor (the “Third-Party”). The Third Party Report provided detailed comparative management fee, total expense, and performance information for each Fund to assist the Committee in its evaluation of the Contracts. The Committee also considered information presented to it throughout the year regarding MassMutual and each of the subadvisers.

The Committee considered the nature, scope, and quality of services MassMutual provides to the Funds, including: (i) the financial condition, stability, and business strategy of MassMutual; (ii) the capabilities of MassMutual with respect to regulatory compliance and its ability to monitor compliance with the investment policies of the Funds; (iii) MassMutual’s ability to provide investment oversight and administrative and shareholder services to the Funds; and (iv) the experience and qualifications of the personnel of MassMutual that perform, or oversee the performance of, the services provided to the Funds and the needs of the Funds for administrative and shareholder services.

The Committee then reviewed and considered, for each Fund separately, the detailed information presented in the Third-Party Report regarding: (i) Fund expenses, including, among other things, both the Fund’s advisory fee and total net expense ratio against peer funds; and (ii) the Fund’s relative performance (over various time periods against peer funds and a benchmark index). In connection with the Committee’s review, MassMutual provided commentary and analysis regarding each Fund’s performance and expenses. The Committee also noted that it had received in the Meeting Materials or during the course of the past year: (i) detailed information regarding MassMutual’s ability to provide investment oversight and administrative and shareholder services to the Funds; and (ii) a wide range of information about each subadviser and its personnel with responsibility for providing services to the respective Fund and the fees payable to each subadviser by MassMutual. MassMutual reviewed with the Committee in detail the work MassMutual does in its oversight, administrative, and shareholder servicing roles, the expertise it brings to these roles, the size of its teams, and the financial commitment it has made to providing those services. Throughout the discussion, MassMutual responded to Committee members’ questions and provided additional information concerning each Fund.

48

Other Information (Unaudited) (Continued)

The Committee reviewed the expense and performance information for each Fund. (References to any one-year or three-year period below are to periods ended December 31, 2011. In all cases, the comparative expense information is that of a Fund’s “peer group” and the comparative performance information is that of a Fund’s “performance category.”)

The Committee considered that, in the case of the Blue Chip Growth Fund, expense information showed the Fund to be in the second quartile of its peer group (favorable), and performance information showed the Fund to have had first quartile investment performance in its performance category for the most recent one- and three-year periods. The Committee reviewed this information with MassMutual, and determined that further inquiry was not required at this time.

The Committee considered information regarding the other Funds, which had underperformed in recent periods compared to their peers.

•

Equity Index Fund – The Committee considered MassMutual’s statement that the Fund has performed in line with its benchmark index, adjusted for the Fund’s expenses, and provides investors an attractive index option consistent with the nature of the investment product. The Committee considered MassMutual’s view that the Fund is performing as intended. The Committee considered that the Fund’s total net expenses were in the fourth quartile, but that those expenses were only eight basis points above the peer group median, and that the Fund’s management fee was in the top comparative decile.

•

Large Cap Value Fund – The Committee considered that the Fund had experienced one-year performance in the fourth quartile and three-year performance in the third quartile. The Committee noted that although the Fund’s total net expenses are in the third quartile, its total net expense ratio is only four basis points higher than the peer median. The Committee considered that MassMutual has placed the Fund on “watch” status. MassMutual noted that, although the Fund has underperformed in recent years, the Fund’s subadviser, Davis Selected Advisers, L.P., has a very substantial following among investors in this Fund.

•

Small Cap Growth Equity Fund – The Committee considered that the Fund had achieved one-year fourth-quartile performance and three-year third-quartile performance. The Committee considered MassMutual’s statements that the subadvisers’ particular strategies for the Fund have tended to underperform during the rising equity markets of late 2010 and 2011, which were driven by higher beta stocks. The Committee considered MassMutual’s statement that it continues to have confidence in the Fund’s subadvisers, although it intends to monitor the subadvisers’ performance closely in the coming year for signs of improvement. The Committee noted that the Fund’s total net expense ratio and management fees were both in the fourth quartile. The Committee considered MassMutual’s statements that the subadvisers to the Fund are in high demand and have solid long-term performance records, and MassMutual’s statement that it would consider the Fund’s total net expense ratio in the context of monitoring the subadvisers’ performance going forward.

With respect to the Blue Chip Growth Fund and Equity Index Fund, the Committee considered, in addition to the other factors noted above, the fact that MassMutual was proposing a revised advisory fee schedule reflecting new breakpoints for each of the Funds.

In conjunction with its review of the Third-Party Report, the Committee also reviewed and considered information included in the Meeting Materials, or discussed at the meeting, concerning economies of scale and the profitability of MassMutual’s advisory relationship with the various Funds, including: (i) a description of the revenue (including management fees and administrative and shareholder services fees, as applicable) and expense allocation methodology employed by MassMutual; and (ii) profitability information for each individual Fund. The discussions included consideration of the intangible benefits derived by MassMutual and its affiliates resulting from their relationships with the Funds and the so-called “fallout benefits” to MassMutual, such as any reputational value derived from serving as investment adviser to the Funds, and benefits accruing to subadvisers due to so-called “soft-dollar arrangements.”

Prior to the votes being taken to approve the Contracts, the Committee met separately in executive session to discuss the appropriateness of such contracts. The Committee weighed the foregoing matters in light of the advice given to them by their independent legal counsel as to the law applicable to the review of investment advisory contracts. In arriving at a decision, the Committee did not identify any single matter as all-important or controlling. The foregoing summary does not detail all of the matters considered.

49

Other Information (Unaudited) (Continued)

As to each of the Funds, the Committee concluded that: (i) overall, it was satisfied with the nature, extent, and quality of services provided, and expected to be provided in the future, under the Contracts, including the level of MassMutual’s oversight of each Fund and the subadvisory process; (ii) MassMutual’s levels of profitability from its relationship with the various Funds were not excessive and the advisory fees payable under the Contracts and each Fund’s total net expenses are fair and reasonable; (iii) the investment processes, research capabilities, and philosophies of the subadvisers generally appear well suited to the Funds, given their investment objectives and policies; (iv) either the relative or absolute performance of a Fund (in each case, taking into account the applicable investment strategy and risk profile of the Fund), or the steps MassMutual has proposed in respect of the underperformance of a Fund, are sufficient to warrant continuation of the Contracts for each of the Funds; and (v) the terms of the Contracts were fair and reasonable with respect to each Fund and were in the best interests of each Fund’s shareholders.

50

Other Information (Unaudited) (Continued)

Fund Expenses June 30, 2012

Expense Examples:

The following information is in regards to expenses for the six months ended June 30, 2012:

As a shareholder of the Funds, you incur ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested for the six months ended June 30, 2012.

Actual Expenses:

The first four columns of the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Operating Expenses Incurred” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:

The last two columns of the table below provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the last two columns of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Value	Annualized Expense Ratio	Ending Value (Based on Actual Returns and Expenses)	Operating Expenses Incurred*	Ending Value (Based on Hypothetical Returns and Expenses)	Operating Expenses Incurred*
Blue Chip Growth Fund
Initial Class	1,000	0.80%	1,121.70	4.20	1,020.80	4.00
Service Class	1,000	1.05%	1,120.80	5.51	1,019.50	5.24
Equity Index Fund
Class I	1,000	0.45%	1,092.20	2.33	1,022.50	2.25
Class II	1,000	0.29%	1,093.30	1.50	1,023.30	1.45
Class III	1,000	0.15%	1,094.00	0.78	1,024.00	0.75
Service Class I	1,000	0.70%	1,090.80	3.62	1,021.30	3.50
Large Cap Value Fund
Initial Class	1,000	0.83%	1,068.30	4.24	1,020.60	4.15
Service Class	1,000	1.08%	1,066.80	5.52	1,019.40	5.39
Small Cap Growth Equity Fund
Initial Class	1,000	1.13%	1,082.20	5.82	1,019.10	5.64
Service Class	1,000	1.38%	1,080.50	7.10	1,017.90	6.89

*	Expenses are calculated using the annualized expense ratio for the six months ended June 30, 2012, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year, unless stated otherwise.

51

Distributor:

MML Distributors, LLC

1295 State Street

Springfield, MA 01111-0001

©2012 Massachusetts Mutual Life Insurance Company, Springfield, MA 01111-0001. All rights reserved. www.massmutual.com. MassMutual
Financial Group is a marketing name for Massachusetts Mutual Life Insurance Company (MassMutual) and its affiliated companies and sales representatives.	L4540 712 CRN201309-162848

MML Series Investment Fund
Semiannual Report

MML Conservative Allocation Fund

MML Balanced Allocation Fund

MML Moderate Allocation Fund

MML Growth Allocation Fund

MML Aggressive Allocation Fund

MML American Funds® Growth Fund

MML American Funds® International Fund

MML American Funds® Core Allocation Fund

This semiannual report pertains to certain funds offered through the Series. Your variable product prospectus will list which of these funds are available through your variable product.

June 30, 2012

MassMutual FINANCIAL GROUP®

We'll help you get there.®

This material must be preceded or accompanied by a current prospectus (or summary prospectus, if available) for the MML Series Investment Fund. Investors should consider a Fund’s investment objective, risks, and charges and expenses carefully before investing. This and other information about the investment company is available in the prospectus (or summary prospectus, if available). Read it carefully before investing.

MML Series Investment Fund – President’s Letter to Shareholders

To Our Shareholders

Richard J. Byrne

“The first six months of 2012 remind us that it is impossible to predict what the financial markets will do, particularly over short periods of time. Our longstanding belief is that investors should avoid being swayed by the latest news out of Wall Street (or even Europe). Knowing that unexpected events affect the markets all the time, it is critical to plan ahead and maintain an investment strategy that relies on solid investment fundamentals. Your financial professional can likely provide invaluable assistance in this effort.”

June 30, 2012

Welcome to the MML Series Investment Fund Semiannual Report covering the six months ended June 30, 2012. Investors continued to navigate numerous economic and geo-political challenges and drove major U.S. and international stock indexes higher during the period, with U.S. stocks leading the way. On the U.S. economic front, the unemployment level remained in a tight range of between 8.1% and 8.3%, with some storm clouds on the horizon in the form of increased jobless claims in June 2012 – and the creation of fewer-than-projected new jobs during the period. Conversely, the housing market showed some signs of recovery, including a 5.9% increase in pending sales of existing homes throughout the country in June that largely reversed the 5.5% dip that occurred in May. The price of crude oil rose to a peak of nearly $110 per barrel in late February, dropped 29% to slightly more than $78 in mid-June, and rebounded somewhat by the end of the quarter to about $85. Oil’s overall decline during the period undermined the performance of energy stocks, but provided consumers with some relief in the form of lower prices at the gas pump. The price of gold rose in January and February before reversing course to finish essentially flat for the six-month period.

For the first half of 2012, the technology-heavy NASDAQ Composite® Index returned 13.30%, the large-cap stock S&P 500® Index advanced 9.48%, the small-cap stock Russell 2000® Index gained 8.53%, and the blue-chip stock Dow Jones Industrial AverageSM (the “Dow”) rose 6.82%. Foreign stocks from both developed and emerging markets trailed their U.S. counterparts significantly, as indicated by the MSCI® EAFE® Index’s return of 2.96%, representing foreign developed markets, and the 3.94% advance of the MSCI Emerging Markets Index. U.S. fixed-income investments advanced modestly, with the Barclays U.S. Aggregate Bond Index returning 2.37%.*

Key events that defined the period

The year started off with a significant rally that lifted stocks here and abroad, as share prices ground out steady gains punctuated by brief and shallow corrections during the first quarter of 2012. Evidence of an improving U.S. economy and investors who were mainly undaunted by Europe’s ongoing sovereign debt crisis were the primary factors driving the market’s gains through March. As the period progressed, data pointing to an economic slowdown in the U.S. and increasing investor concerns over Europe were primarily responsible for the volatility that characterized much of the second quarter, particularly April and May.

In January 2012, Standard & Poor’s downgraded the government debt of France, Spain, Italy, and Austria on concerns over high debt levels and the countries’ significant need to refinance in 2013. In February, the European Union downgraded its growth outlook for the region’s economies, raising new questions about the virtues of austerity plans and setting the stage for renegotiation of the budget-deficit targets for some member states. Continued improvements in U.S. economic data drove a higher level of confidence among investors for a firmer economic recovery. Encouraging economic data during February included a solid decline in claims for unemployment benefits. In March, Greece successfully passed a sovereign debt restructuring that cut its debt by approximately $140 billion. That same month, Chinese Premier Wen Jiabao cut that country’s 2012 target growth rate to 7.5%. Here at home, the economy strengthened, personal spending increased, and incomes also grew modestly.

*	Indexes are unmanaged, do not incur fees or expenses and cannot be purchased directly for investment.

(Continued)

1

MML Series Investment Fund – President’s Letter to Shareholders (Continued)

April began with the release of the minutes from the Federal Open Market Committee’s (“FOMC”) most recent meeting at which the Federal Reserve (the “Fed”) made no changes to key interest rates, but kept “Operation Twist” in place. Under Operation Twist, the Fed has been selling shorter-term U.S. Treasury securities and using the proceeds to buy those with longer terms in an effort to lower long-term interest rates. The FOMC minutes stated that economic conditions were “expected to warrant an exceptionally low federal funds rate through late 2014.” In June, the Fed announced that Operation Twist would continue through the end of 2012.

News from Europe and China was mixed in April and enough to trigger volatility in equity markets here and abroad. Prices on Spanish and Italian debt fell after rallying earlier in the year. In May, economic reports pointed to the potential for a slowdown in U.S. economic growth, and concerns over the European economy and the fate of the euro zone dominated the markets. Signals from Europe indicated deeper economic weakness and concern over Greece’s potential exit from the euro as its national currency. Germany reported larger-than-expected gains in factory orders and a surprise gain in industrial output, and China reported slower export growth and the country’s lowest industrial production growth since 2009. In June, the positive reaction to the election of a pro-austerity government in Greece was overshadowed by news that the yield of Spanish 10-year bonds hit an all-time high of more than 7%, driving Spain’s borrowing costs to potentially unsustainable levels.

On June 28, three months after conducting hearings on the subject, the U.S. Supreme Court revealed that it had voted five to four to uphold the Affordable Care Act, the health care law signed by President Obama in 2010. The ruling left the law essentially intact, with most mandates taking effect in 2014.

The second quarter, which seemed to contain an especially busy news cycle of both positive and negative developments, ended with some good news for investors when Germany’s finance minister signaled the country’s potential willingness to take action sooner than expected to support short-term measures that would offer the euro zone additional bailout funds. Additionally, strong earnings announcements helped support stock prices in the U.S., and companies with noteworthy names from across numerous industries reported solid results.

Keeping it in perspective

The first six months of 2012 remind us that it is impossible to predict what the financial markets will do, particularly over short periods of time. Our longstanding belief is that investors should avoid being swayed by the latest news out of Wall Street (or even Europe). Knowing that unexpected events affect the markets all the time, it is critical to plan ahead and maintain an investment strategy that relies on solid investment fundamentals. Your financial professional can likely provide invaluable assistance in this effort.

Thank you for your continued confidence in MassMutual. We continue to work diligently to help you take the steps you need to take to prepare for a more secure financial future, despite what may be occurring in the financial markets – or the world.

Sincerely,

Richard J. Byrne

President

The information provided is the opinion of MassMutual Retirement Services Investment Services as of 7/1/12 and is subject to change without notice. It is not to be construed as tax, legal or investment advice. Of course, past performance does not guarantee future results.

2

MML Series Investment Fund – Portfolio Summaries

What are the investment approaches of the Funds that constitute the MML Allocation Series (the “Series”), and who is the Series’ investment adviser?

The MML Allocation Series comprises five Funds – each of which has a “fund of funds” structure. The five Funds in the Series are MML Conservative Allocation Fund, MML Balanced Allocation Fund, MML Moderate Allocation Fund, MML Growth Allocation Fund, and MML Aggressive Allocation Fund.

Each Fund seeks to achieve as high a total rate of return on an annual basis as is considered consistent with prudent investment risk and the preservation of capital. Each Fund invests in a combination of domestic and international mutual funds (“Underlying Funds”) using an asset allocation strategy. Underlying Funds can include series of the MML Series Investment Fund, MML Series Investment Fund II (which are advised by MassMutual), OppenheimerFunds (which are advised by OppenheimerFunds, Inc. (OFI), a majority owned, indirect subsidiary of MassMutual), and non-affiliated funds. The Series’ investment adviser is Massachusetts Mutual Life Insurance Company (MassMutual).

Through their investment in Underlying Funds, the Funds may be exposed to a wide range of securities and other instruments with differing characteristics (such as credit quality, duration, geography, industry, and market capitalization), including, but not limited to, equity securities of small-, mid-, or large-capitalization U.S. or non-U.S. issuers, fixed income securities of U.S. or non-U.S. private or governmental issuers (including “junk” or “high-yield” bonds, including securities in default), inflation-protected securities, bank loans, and short-term investments of any kind.

Each Fund’s assets are allocated to its Underlying Funds according to an asset allocation strategy, as follows:

•	MML Conservative Allocation Fund: Approximately 40% in equity funds and 60% in fixed income funds, including money market funds.
•	MML Balanced Allocation Fund: Approximately 50% in equity funds and 50% in fixed income funds, including money market funds.
•	MML Moderate Allocation Fund: Approximately 60% in equity funds and 40% in fixed income funds, including money market funds.
•	MML Growth Allocation Fund: Approximately 75% in equity funds and 25% in fixed income funds, including money market funds.
•	MML Aggressive Allocation Fund: Approximately 90% in equity funds and 10% in fixed income funds, including money market funds.

3

MML Series Investment Fund – Portfolio Summaries (Continued)

MML Conservative Allocation Fund Asset Allocation (% of Net Assets) on 6/30/12 (Unaudited)

Fixed Income Funds	61.5%
Equity Funds	38.6%

Total Long-Term Investments	100.1%
Other Assets & Liabilities	(0.1)%

Net Assets	100.0%

MML Balanced Allocation Fund Asset Allocation (% of Net Assets) on 6/30/12 (Unaudited)

Fixed Income Funds	51.6%
Equity Funds	48.5%

Total Long-Term Investments	100.1%
Other Assets & Liabilities	(0.1)%

Net Assets	100.0%

MML Moderate Allocation Fund Asset Allocation (% of Net Assets) on 6/30/12 (Unaudited)

Equity Funds	58.6%
Fixed Income Funds	41.5%

Total Long-Term Investments	100.1%
Other Assets & Liabilities	(0.1)%

Net Assets	100.0%

MML Growth Allocation Fund Asset Allocation (% of Net Assets) on 6/30/12 (Unaudited)

Equity Funds	74.0%
Fixed Income Funds	26.1%

Total Long-Term Investments	100.1%
Other Assets & Liabilities	(0.1)%

Net Assets	100.0%

MML Aggressive Allocation Fund Asset Allocation (% of Net Assets) on 6/30/12 (Unaudited)

Equity Funds	89.6%
Fixed Income Funds	10.5%

Total Long-Term Investments	100.1%
Other Assets & Liabilities	(0.1)%

Net Assets	100.0%

4

MML Series Investment Fund – Portfolio Summaries (Continued)

What is the investment approach of MML American Funds® Growth Fund, and who is the Fund’s investment adviser?

The Fund seeks to provide investors with long-term capital growth through a “master feeder” relationship. (See page 32 of this report for information about the “master feeder” relationship.) The Fund invests all of its assets in Class 1 shares of the American Funds Insurance Series – Growth Fund (the “Master Growth Fund”), a series of the American Funds Insurance Series®, a registered open-end investment company, managed by Capital Research and Management Company (Capital Research) with substantially the same investment objective. The Master Growth Fund invests primarily in common stocks and seeks to invest in companies that appear to offer superior opportunities for growth of capital. The Master Growth Fund may invest a portion of its assets in common stocks and other securities of issuers domiciled outside the United States. Although the Master Growth Fund focuses on investments in medium- to large-capitalization companies, the Master Growth Fund’s investments are not limited to a particular capitalization size. The Fund’s investment adviser is Massachusetts Mutual Life Insurance Company (MassMutual).

MML American Funds Growth Fund Asset Allocation (% of Net Assets) on 6/30/12 (Unaudited)

Equity Funds	100.1%

Total Long-Term Investments	100.1%
Other Assets and Liabilities	(0.1)%

Net Assets	100.0%

5

MML Series Investment Fund – Portfolio Summaries (Continued)

What is the investment approach of MML American Funds® International Fund, and who is the Fund’s investment adviser?

The Fund seeks long-term capital growth of assets through a “master-feeder” relationship. (See page 32 of this report for information about the “master feeder” relationship.) The Fund invests all of its assets in Class 1 shares of the American Funds Insurance Series – International Fund (the “Master International Fund”), a series of the American Funds Insurance Series®, a registered open-end investment company managed by Capital Research and Management Company (Capital Research) with substantially the same investment objective. The Master International Fund invests primarily in common stocks of companies located outside the United States, including in emerging and developing countries, that Capital Research believes have the potential for growth. Although the Master International Fund focuses on investments in medium- to large-capitalization companies, the Master International Fund’s investments are not limited to a particular capitalization size. The Fund’s investment adviser is Massachusetts Mutual Life Insurance Company (MassMutual).

MML American Funds International Fund Asset Allocation (% of Net Assets) on 6/30/12 (Unaudited)

Equity Funds	100.1%

Total Long-Term Investments	100.1%
Other Assets and Liabilities	(0.1)%

Net Assets	100.0%

6

MML Series Investment Fund – Portfolio Summaries (Continued)

What is the investment approach of MML American Funds® Core Allocation Fund, and who is the Fund’s investment adviser?

The Fund seeks as high a total rate of return on an annual basis as is considered consistent with prudent investment risk and the preservation of capital. The Fund is a “fund of funds” and seeks to achieve its investment objective by principally investing in a combination of series of the American Funds Insurance Series® (the “Underlying Funds”), managed by Capital Research and Management Company (Capital Research), using a flexible asset allocation approach. As of the date of this report, it is expected that the Underlying Funds will include Class 1 shares of the American Funds Insurance Series – Bond Fund, the American Funds Insurance Series – Blue Chip Income and Growth Fund, the American Funds Insurance Series – Growth-Income Fund, and the American Funds Insurance Series – International Fund. The Fund’s investment adviser allocates the Fund’s assets among a variety of different asset classes through investing in Underlying Funds in response to changing market, economic, and investment conditions. The Fund’s investment adviser invests the Fund’s assets in a combination of domestic and international Underlying Funds. The Fund’s investment adviser is Massachusetts Mutual Life Insurance Company (MassMutual).

MML American Funds Core Allocation Fund Asset Allocation (% of Net Assets) on 6/30/12 (Unaudited)

Equity Funds	64.1%
Fixed Income Funds	36.0%

Total Long-Term Investments	100.1%
Other Assets and Liabilities	(0.1)%

Net Assets	100.0%

7

MassMutual Conservative Allocation Fund – Portfolio of Investments

June 30, 2012 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Diversified Financial — 100.1%
MML Blue Chip Growth Fund, Initial Class (a)	1,235,789	$15,830,456
MML Equity Fund, Initial Class (a)	318,600	6,257,477
MML Equity Income Fund, Initial Class (a)	1,862,289	18,567,020
MML Focused Equity Fund, Class II (a)	484,553	5,238,021
MML Foreign Fund, Initial Class (a)	930,309	7,712,262
MML Fundamental Growth Fund, Class II (a) (b)	994,876	10,883,944
MML Fundamental Value Fund, Class II (a) (b)	1,147,829	13,509,953
MML Global Fund, Class I (a)	918,814	7,993,680
MML High Yield Fund, Class II (a)	1,453,795	15,337,539
MML Income & Growth Fund, Initial Class (a)	903,093	8,245,238
MML Inflation-Protected and Income Fund, Initial Class (a)	1,000,498	11,845,894
MML Large Cap Growth Fund, Initial Class (a)	881,342	9,756,456
MML Managed Bond Fund, Initial Class (a)	7,367,975	96,746,557
MML Mid Cap Growth Fund, Initial Class (a) (b)	683,646	8,887,395
MML Mid Cap Value Fund, Initial Class (a)	1,002,237	10,944,428
MML PIMCO Total Return Fund, Class II (a)	4,513,598	47,799,000
MML Short-Duration Bond Fund, Class II (a)	2,833,116	28,614,467
MML Small Cap Growth Equity Fund, Initial Class (a) (b)	202,662	3,520,446
MML Small Company Value Fund, Class II (a) (b)	299,901	5,296,248
Oppenheimer Global Securities Fund, Non-Service Shares (a)	215,024	6,052,919
Oppenheimer Global Strategic Income Fund, Non-Service Shares (a)	5,371,505	28,468,977
Oppenheimer International Growth Fund, Non-Service Shares (a)	2,921,297	5,229,121

		372,737,498

TOTAL MUTUAL FUNDS (Cost $351,769,238)		372,737,498

TOTAL LONG-TERM INVESTMENTS (Cost $351,769,238)		372,737,498

Value

TOTAL INVESTMENTS — 100.1% (Cost $351,769,238) (c)	$372,737,498

Other Assets/(Liabilities) — (0.1)%	(234,181)

NET ASSETS — 100.0%	$372,503,317

Notes to Portfolio of Investments

(a)	Affiliated issuer. (See Note 7 for a summary of transactions in the investments of affiliated issuers).
(b)	Non-income producing security.
(c)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

8

MassMutual Balanced Allocation Fund – Portfolio of Investments

June 30, 2012 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Diversified Financial — 100.1%
MML Blue Chip Growth Fund, Initial Class (a)	1,727,514	$22,129,455
MML Equity Fund, Initial Class (a)	464,863	9,130,165
MML Equity Income Fund, Initial Class (a)	2,318,147	23,111,930
MML Focused Equity Fund, Class II (a)	842,232	9,104,525
MML Foreign Fund, Initial Class (a)	1,285,270	10,654,886
MML Fundamental Growth Fund, Class II (a) (b)	1,422,674	15,564,058
MML Fundamental Value Fund, Class II (a) (b)	1,486,370	17,494,578
MML Global Fund, Class I (a)	1,275,058	11,093,008
MML High Yield Fund, Class II (a)	1,443,656	15,230,566
MML Income & Growth Fund, Initial Class (a)	1,095,564	10,002,497
MML Inflation-Protected and Income Fund, Initial Class (a)	929,880	11,009,781
MML Large Cap Growth Fund, Initial Class (a)	1,273,300	14,095,435
MML Managed Bond Fund, Initial Class (a)	7,097,865	93,199,830
MML Mid Cap Growth Fund, Initial Class (a) (b)	1,086,399	14,123,192
MML Mid Cap Value Fund, Initial Class (a)	1,422,830	15,537,299
MML PIMCO Total Return Fund, Class II (a)	4,162,125	44,076,908
MML Short-Duration Bond Fund, Class II (a)	2,553,676	25,792,125
MML Small Cap Growth Equity Fund, Initial Class (a) (b)	344,934	5,991,862
MML Small Company Value Fund, Class II (a) (b)	510,905	9,022,579
Oppenheimer Global Securities Fund, Non-Service Shares (a)	313,702	8,830,710
Oppenheimer Global Strategic Income Fund, Non-Service Shares (a)	5,085,212	26,951,623
Oppenheimer International Growth Fund, Non-Service Shares (a)	4,420,004	7,911,807

		420,058,819

TOTAL MUTUAL FUNDS (Cost $384,152,373)		420,058,819

TOTAL LONG-TERM INVESTMENTS (Cost $384,152,373)		420,058,819

Value

TOTAL INVESTMENTS — 100.1% (Cost $384,152,373) (c)	$420,058,819

Other Assets/(Liabilities) — (0.1)%	(263,878)

NET ASSETS — 100.0%	$419,794,941

Notes to Portfolio of Investments

(a)	Affiliated issuer. (See Note 7 for a summary of transactions in the investments of affiliated issuers).
(b)	Non-income producing security.
(c)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

9

MassMutual Moderate Allocation Fund – Portfolio of Investments

June 30, 2012 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Diversified Financial — 100.1%
MML Blue Chip Growth Fund, Initial Class (a)	6,593,719	$84,465,540
MML Equity Fund, Initial Class (a)	1,586,911	31,167,821
MML Equity Income Fund, Initial Class (a)	7,481,019	74,585,756
MML Focused Equity Fund, Class II (a)	3,801,256	41,091,575
MML Foreign Fund, Initial Class (a)	4,359,199	36,137,757
MML Fundamental Growth Fund, Class II (a) (b)	5,574,400	60,983,940
MML Fundamental Value Fund, Class II (a) (b)	5,110,390	60,149,293
MML Global Fund, Class I (a)	4,306,009	37,462,275
MML High Yield Fund, Class II (a)	4,011,047	42,316,543
MML Income & Growth Fund, Initial Class (a)	3,577,065	32,658,606
MML Inflation-Protected and Income Fund, Initial Class (a)	2,301,149	27,245,602
MML Large Cap Growth Fund, Initial Class (a)	4,785,668	52,977,344
MML Managed Bond Fund, Initial Class (a)	16,699,333	219,273,676
MML Mid Cap Growth Fund, Initial Class (a) (b)	4,083,622	53,087,090
MML Mid Cap Value Fund, Initial Class (a)	5,284,727	57,709,222
MML PIMCO Total Return Fund, Class II (a)	10,332,722	109,423,524
MML Short-Duration Bond Fund, Class II (a)	6,927,627	69,969,034
MML Small Cap Growth Equity Fund, Initial Class (a) (b)	1,602,608	27,839,002
MML Small Company Value Fund, Class II (a) (b)	1,933,032	34,137,342
MML Strategic Emerging Markets Fund, Class II (a)	1,233,892	11,845,361
Oppenheimer Global Securities Fund, Non-Service Shares (a)	1,187,353	33,423,997
Oppenheimer Global Strategic Income Fund, Non-Service Shares (a)	12,588,584	66,719,496
Oppenheimer International Growth Fund, Non-Service Shares (a)	13,676,722	24,481,333

		1,289,151,129

Value
TOTAL MUTUAL FUNDS (Cost $1,170,037,348)	$1,289,151,129

TOTAL LONG-TERM INVESTMENTS (Cost $1,170,037,348)	1,289,151,129

TOTAL INVESTMENTS — 100.1% (Cost $1,170,037,348) (c)	1,289,151,129

Other Assets/(Liabilities) — (0.1)%	(798,100)

NET ASSETS — 100.0%	$1,288,353,029

Notes to Portfolio of Investments

(a)	Affiliated issuer. (See Note 7 for a summary of transactions in the investments of affiliated issuers).
(b)	Non-income producing security.
(c)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

10

MassMutual Growth Allocation Fund – Portfolio of Investments

June 30, 2012 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Diversified Financial — 100.1%
MML Blue Chip Growth Fund, Initial Class (a)	8,725,975	$111,779,741
MML Equity Fund, Initial Class (a)	1,670,638	32,812,272
MML Equity Income Fund, Initial Class (a)	8,807,092	87,806,707
MML Focused Equity Fund, Class II (a)	5,745,682	62,110,820
MML Foreign Fund, Initial Class (a)	5,685,519	47,132,956
MML Fundamental Growth Fund, Class II (a) (b)	7,433,236	81,319,607
MML Fundamental Value Fund, Class II (a) (b)	6,184,641	72,793,219
MML Global Fund, Class I (a)	5,248,960	45,665,949
MML High Yield Fund, Class II (a)	3,139,031	33,116,775
MML Income & Growth Fund, Initial Class (a)	3,625,231	33,098,358
MML Inflation-Protected and Income Fund, Initial Class (a)	1,809,600	21,425,663
MML Large Cap Growth Fund, Initial Class (a)	6,769,116	74,934,112
MML Managed Bond Fund, Initial Class (a)	10,884,387	142,919,463
MML Mid Cap Growth Fund, Initial Class (a) (b)	5,523,364	71,803,738
MML Mid Cap Value Fund, Initial Class (a)	6,752,251	73,734,583
MML PIMCO Total Return Fund, Class II (a)	6,525,213	69,102,007
MML Short-Duration Bond Fund, Class II (a)	4,240,708	42,831,151
MML Small Cap Growth Equity Fund, Initial Class (a) (b)	2,418,003	42,003,287
MML Small Company Value Fund, Class II (a) (b)	2,753,580	48,628,225
MML Strategic Emerging Markets Fund, Class II (a)	2,574,903	24,719,066
Oppenheimer Global Securities Fund, Non-Service Shares (a)	1,464,865	41,235,939
Oppenheimer Global Strategic Income Fund, Non-Service Shares (a)	7,250,710	38,428,764
Oppenheimer International Growth Fund, Non-Service Shares (a)	17,847,253	31,946,583

		1,331,348,985

TOTAL MUTUAL FUNDS (Cost $1,158,808,847)		1,331,348,985

Value

TOTAL LONG-TERM INVESTMENTS (Cost $1,158,808,847)	$1,331,348,985

TOTAL INVESTMENTS — 100.1% (Cost $1,158,808,847) (c)	1,331,348,985

Other Assets/(Liabilities) — (0.1)%	(782,145)

NET ASSETS — 100.0%	$1,330,566,840

Notes to Portfolio of Investments

(a)	Affiliated issuer. (See Note 7 for a summary of transactions in the investments of affiliated issuers).
(b)	Non-income producing security.
(c)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

11

MML Aggressive Allocation Fund – Portfolio of Investments

June 30, 2012 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Diversified Financial — 100.1%
MML Blue Chip Growth Fund, Initial Class (a)	569,315	$7,292,920
MML Equity Fund, Initial Class (a)	92,676	1,820,213
MML Equity Income Fund, Initial Class (a)	579,894	5,781,539
MML Focused Equity Fund, Class II (a)	378,583	4,092,485
MML Foreign Fund, Initial Class (a)	357,808	2,966,229
MML Fundamental Growth Fund, Class II (a) (b)	480,539	5,257,100
MML Fundamental Value Fund, Class II (a) (b)	405,675	4,774,796
MML Global Fund, Class I (a)	333,430	2,900,843
MML High Yield Fund, Class II (a)	90,745	957,364
MML Income & Growth Fund, Initial Class (a)	209,336	1,911,241
MML Inflation-Protected and Income Fund, Initial Class (a)	50,252	594,981
MML Large Cap Growth Fund, Initial Class (a)	441,131	4,883,324
MML Managed Bond Fund, Initial Class (a)	253,955	3,334,601
MML Mid Cap Growth Fund, Initial Class (a) (b)	391,628	5,091,162
MML Mid Cap Value Fund, Initial Class (a)	477,170	5,210,696
MML PIMCO Total Return Fund, Class II (a)	143,619	1,520,930
MML Short-Duration Bond Fund, Class II (a)	52,791	533,188
MML Small Cap Growth Equity Fund, Initial Class (a) (b)	176,405	3,064,336
MML Small Company Value Fund, Class II (a) (b)	194,476	3,434,451
MML Strategic Emerging Markets Fund, Class II (a)	214,483	2,059,032
Oppenheimer Global Securities Fund, Non-Service Shares (a)	93,870	2,642,445
Oppenheimer Global Strategic Income Fund, Non-Service Shares (a)	142,112	753,193
Oppenheimer International Growth Fund, Non-Service Shares (a)	1,189,127	2,128,537

		73,005,606

TOTAL MUTUAL FUNDS (Cost $65,803,293)		73,005,606

Value

TOTAL LONG-TERM INVESTMENTS (Cost $65,803,293)	$73,005,606

TOTAL INVESTMENTS — 100.1% (Cost $65,803,293) (c)	73,005,606

Other Assets/(Liabilities) — (0.1)%	(45,479)

NET ASSETS — 100.0%	$72,960,127

Notes to Portfolio of Investments

(a)	Affiliated issuer. (See Note 7 for a summary of transactions in the investments of affiliated issuers).
(b)	Non-income producing security.
(c)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

12

MassMutual American Funds Growth Fund – Portfolio of Investments

June 30, 2012 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Diversified Financial — 100.1%
American Funds Growth Fund, Class 1	1,000,877	$56,279,306

TOTAL MUTUAL FUNDS (Cost $46,620,508)		56,279,306

TOTAL INVESTMENTS — 100.1% (Cost $46,620,508) (a)		56,279,306

Other Assets/(Liabilities) — (0.1)%		(71,186)

NET ASSETS — 100.0%		$56,208,120

Notes to Portfolio of Investments

(a)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

13

MassMutual American Funds International Fund – Portfolio of Investments

June 30, 2012 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Diversified Financial — 100.1%
American Funds International Fund, Class 1	2,165,677	$34,412,607

TOTAL MUTUAL FUNDS (Cost $32,871,585)		34,412,607

TOTAL INVESTMENTS — 100.1% (Cost $32,871,585) (a)		34,412,607

Other Assets/(Liabilities) — (0.1)%		(47,363)

NET ASSETS — 100.0%		$34,365,244

Notes to Portfolio of Investments

(a)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

14

MassMutual American Funds Core Allocation Fund – Portfolio of Investments

June 30, 2012 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Diversified Financial — 100.1%
American Funds Blue Chip Income and Growth Fund, Class 1	9,793,519	$95,388,878
American Funds Bond Fund, Class 1	12,243,152	138,102,752
American Funds Growth-Income Fund, Class 1	3,184,045	114,625,613
American Funds International Fund, Class 1	2,278,511	36,205,543

		384,322,786

TOTAL MUTUAL FUNDS (Cost $327,506,181)		384,322,786

TOTAL LONG-TERM INVESTMENTS (Cost $327,506,181)		384,322,786

TOTAL INVESTMENTS — 100.1% (Cost $327,506,181) (a)		384,322,786

Other Assets/(Liabilities) — (0.1)%		(463,379)

NET ASSETS — 100.0%		$383,859,407

Notes to Portfolio of Investments

(a)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

15

MML Series Investment Fund – Financial Statements

Statements of Assets and Liabilities

June 30, 2012 (Unaudited)

	MML Conservative Allocation Fund	MML Balanced Allocation Fund
Assets:
Investments, at value — unaffiliated issuers (Note 2) (a)	$-	$-
Investments, at value — affiliated issuers (Note 7) (b)	372,737,498	420,058,819

Total investments	372,737,498	420,058,819

Receivables from:
Investments sold	-	-
Investment adviser (Note 3)	-	-
Fund shares sold	540,155	346,175

Total assets	373,277,653	420,404,994

Liabilities:
Payables for:
Investments purchased	481,871	336,705
Fund shares repurchased	54,871	5,852
Trustees’ fees and expenses (Note 3)	30,359	36,965
Affiliates (Note 3):
Investment management fees	28,804	32,610
Administration fees	-	-
Service fees	151,839	170,064
Accrued expense and other liabilities	26,592	27,857

Total liabilities	774,336	610,053

Net assets	$372,503,317	$419,794,941

Net assets consist of:
Paid-in capital	$319,531,013	$348,845,817
Undistributed (accumulated) net investment income (loss)	11,666,671	11,560,471
Accumulated net realized gain (loss) on investments and foreign currency transactions	20,337,373	23,482,207
Net unrealized appreciation (depreciation) on investments and foreign currency translations	20,968,260	35,906,446

Net assets	$372,503,317	$419,794,941

(a) Cost of investments — unaffiliated issuers:	$-	$-
(b) Cost of investments — affiliated issuers:	$351,769,238	$384,152,373

The accompanying notes are an integral part of the financial statements.

16

MML Moderate Allocation Fund	MML Growth Allocation Fund	MML Aggressive Allocation Fund	MML American Funds Growth Fund	MML American Funds International Fund	MML American Funds Core Allocation Fund

$-	$-	$-	$56,279,306	$34,412,607	$384,322,786
1,289,151,129	1,331,348,985	73,005,606	-	-	-

1,289,151,129	1,331,348,985	73,005,606	56,279,306	34,412,607	384,322,786

-	-	4,901	-	1,451	-
-	-	796	2,207	2,824	-
1,352,919	68,610	502	9,535	3,991	75,640

1,290,504,048	1,331,417,595	73,011,805	56,291,048	34,420,873	384,398,426

960,459	9,122	-	5,551	-	65,566
385,290	52,010	3,081	3,666	5,212	8,049
105,767	135,102	7,007	3,549	2,876	30,803

99,562	103,152	5,641	6,525	3,931	59,519
-	-	-	10,874	6,552	74,401
544,536	491,371	18,873	35,017	21,523	235,196
55,405	59,998	17,076	17,746	15,535	65,485

2,151,019	850,755	51,678	82,928	55,629	539,019

$1,288,353,029	$1,330,566,840	$72,960,127	$56,208,120	$34,365,244	$383,859,407

$1,067,247,571	$1,043,609,053	$61,793,860	$45,231,346	$31,611,919	$306,921,394
29,241,171	23,657,711	672,558	95,424	390,784	6,092,498
72,750,506	90,759,938	3,291,396	1,222,552	821,519	14,028,910
119,113,781	172,540,138	7,202,313	9,658,798	1,541,022	56,816,605

$1,288,353,029	$1,330,566,840	$72,960,127	$56,208,120	$34,365,244	$383,859,407

$-	$-	$-	$46,620,508	$32,871,585	$327,506,181
$1,170,037,348	$1,158,808,847	$65,803,293	$-	$-	$-

17

MML Series Investment Fund – Financial Statements (Continued)

Statements of Assets and Liabilities

June 30, 2012 (Unaudited)

	MML Conservative Allocation Fund	MML Balanced Allocation Fund
Initial Class shares:
Net assets	$122,543,296	$142,352,154

Shares outstanding (a)	11,343,080	13,350,846

Net asset value, offering price and redemption price per share	$10.80	$10.66

Service Class shares:
Net assets	$249,960,021	$277,442,787

Shares outstanding (a)	23,293,938	26,166,599

Net asset value, offering price and redemption price per share	$10.73	$10.60

Service Class shares I:
Net assets	$-	$-

Shares outstanding (a)	-	-

Net asset value, offering price and redemption price per share	$-	$-

(a)	Authorized unlimited number of shares with no par value.

The accompanying notes are an integral part of the financial statements.

18

MML Moderate Allocation Fund	MML Growth Allocation Fund	MML Aggressive Allocation Fund	MML American Funds Growth Fund	MML American Funds International Fund	MML American Funds Core Allocation Fund

$389,205,291	$542,098,823	$42,581,227	$-	$-	$-

36,505,515	53,294,396	4,357,340	-	-	-

$10.66	$10.17	$9.77	$-	$-	$-

$899,147,738	$788,468,017	$30,378,900	$-	$-	$-

84,859,074	77,934,181	3,130,704	-	-	-

$10.60	$10.12	$9.70	$-	$-	$-

$-	$-	$-	$56,208,120	$34,365,244	$383,859,407

-	-	-	5,417,534	3,909,429	36,254,848

$-	$-	$-	$10.38	$8.79	$10.59

19

MML Series Investment Fund – Financial Statements (Continued)

Statements of Operations

For the Six Months Ended June 30, 2012 (Unaudited)

	MML Conservative Allocation Fund	MML Balanced Allocation Fund
Investment income (Note 2):
Dividends – unaffiliated issuers	$-	$-
Dividends – affiliated issuers (Note 7)	5,308,284	5,154,407

Total investment income	5,308,284	5,154,407

Expenses (Note 3):
Investment management fees	177,887	200,591
Custody fees	12,170	12,163
Audit fees	14,103	14,089
Legal fees	2,585	2,824
Proxy fees	488	488
Shareholder reporting fees	10,996	11,507
Trustees’ fees	13,789	15,168

	232,018	256,830
Administration fees:
Service Class I	-	-
Distribution and service fees:
Service Class	298,712	332,869
Service Class I	-	-

Total expenses	530,730	589,699
Expenses waived (Note 3):
Initial Class fees waived by adviser	-	-
Service Class fees waived by adviser	-	-
Service Class I fees waived by adviser	-	-

Net expenses	530,730	589,699

Net investment income (loss)	4,777,554	4,564,708

Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investment transactions – unaffiliated issuers	-	-
Investment transactions – affiliated issuers (Note 7)	8,142,563	17,196,309

Net realized gain (loss)	8,142,563	17,196,309

Net change in unrealized appreciation (depreciation) on:
Investment transactions – unaffiliated issuers	-	-
Investment transactions – affiliated issuers	5,778,370	512,555

Net change in unrealized appreciation (depreciation)	5,778,370	512,555

Net realized gain (loss) and change in unrealized appreciation (depreciation)	13,920,933	17,708,864

Net increase (decrease) in net assets resulting from operations	$18,698,487	$22,273,572

The accompanying notes are an integral part of the financial statements.

20

MML Moderate Allocation Fund	MML Growth Allocation Fund	MML Aggressive Allocation Fund	MML American Funds Growth Fund	MML American Funds International Fund	MML American Funds Core Allocation Fund

$-	$-	$-	$173,384	$32,458	$1,487,256
13,110,100	9,156,038	254,072	-	-	-

13,110,100	9,156,038	254,072	173,384	32,458	1,487,256

613,929	661,262	36,312	41,234	26,128	372,174
12,667	12,486	12,798	484	485	2,627
14,356	14,404	14,080	14,082	14,080	14,170
7,982	8,956	777	2,136	1,662	13,937
488	488	488	488	488	488
23,394	25,429	6,698	7,821	7,048	21,110
46,207	50,993	2,804	2,022	1,326	14,268

719,023	774,018	73,957	68,267	51,217	438,774

-	-	-	68,723	43,548	465,216

1,057,939	977,645	37,987	-	-	-
-	-	-	68,723	43,548	465,216

1,776,962	1,751,663	111,944	205,713	138,313	1,369,206

-	-	(784)	-	-	-
-	-	(550)	-	-	-
-	-	-	(13,289)	(16,380)	-

1,776,962	1,751,663	110,610	192,424	121,933	1,369,206

11,333,138	7,404,375	143,462	(19,040)	(89,475)	118,050

-	-	-	802,453	330,465	4,267,520
53,468,301	91,945,213	5,340,324	-	-	-

53,468,301	91,945,213	5,340,324	802,453	330,465	4,267,520

-	-	-	3,121,286	1,141,230	16,775,929
5,109,284	(15,589,025)	(620,157)	-	-	-

5,109,284	(15,589,025)	(620,157)	3,121,286	1,141,230	16,775,929

58,577,585	76,356,188	4,720,167	3,923,739	1,471,695	21,043,449

$69,910,723	$83,760,563	$4,863,629	$3,904,699	$1,382,220	$21,161,499

21

MML Series Investment Fund – Financial Statements (Continued)

Statements of Changes in Net Assets

	MML Conservative Allocation Fund
	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$4,777,554	$5,729,725
Net realized gain (loss) on investment transactions	8,142,563	15,178,243
Net change in unrealized appreciation (depreciation) on investments	5,778,370	(13,363,938)

Net increase (decrease) in net assets resulting from operations	18,698,487	7,544,030

Distributions to shareholders (Note 2):
From net investment income:
Initial Class	-	(3,051,751)
Service Class	-	(5,605,373)

Total distributions from net investment income	-	(8,657,124)

From net realized gains:
Initial Class	-	(5,392,249)
Service Class	-	(10,641,810)

Total distributions from net realized gains	-	(16,034,059)

Net fund share transactions (Note 5):
Initial Class	2,615,681	18,030,181
Service Class	6,189,171	46,169,044

Increase (decrease) in net assets from fund share transactions	8,804,852	64,199,225

Total increase (decrease) in net assets	27,503,339	47,052,072
Net assets
Beginning of period	344,999,978	297,947,906

End of period	$372,503,317	$344,999,978

Undistributed (accumulated) net investment income (loss) included in net assets at end of period	$11,666,671	$6,889,117

The accompanying notes are an integral part of the financial statements.

22

MML Balanced Allocation Fund		MML Moderate Allocation Fund		MML Growth Allocation Fund
Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011

$4,564,708	$5,833,500	$11,333,138	$15,184,776	$7,404,375	$14,171,791
17,196,309	11,567,782	53,468,301	31,451,409	91,945,213	37,516,616
512,555	(11,825,966)	5,109,284	(39,990,939)	(15,589,025)	(58,562,832)

22,273,572	5,575,316	69,910,723	6,645,246	83,760,563	(6,874,425)

-	(3,253,466)	-	(7,579,608)	-	(9,582,060)
-	(5,634,912)	-	(13,812,163)	-	(12,212,438)

-	(8,888,378)	-	(21,391,771)	-	(21,794,498)

-	(2,260,716)	-	(280,682)	-	-
-	(4,234,292)	-	(557,033)	-	-

-	(6,495,008)	-	(837,715)	-	-

8,347,336	(494,036)	825,243	(12,168,979)	(10,846,976)	(8,909,732)
13,283,691	36,889,288	71,522,267	169,204,137	(6,088,944)	7,857,051

21,631,027	36,395,252	72,347,510	157,035,158	(16,935,920)	(1,052,681)

43,904,599	26,587,182	142,258,233	141,450,918	66,824,643	(29,721,604)

375,890,342	349,303,160	1,146,094,796	1,004,643,878	1,263,742,197	1,293,463,801

$419,794,941	$375,890,342	$1,288,353,029	$1,146,094,796	$1,330,566,840	$1,263,742,197

$11,560,471	$6,995,763	$29,241,171	$17,908,033	$23,657,711	$16,253,336

23

MML Series Investment Fund – Financial Statements (Continued)

Statements of Changes in Net Assets

	MML Aggressive Allocation Fund
	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$143,462	$496,386
Net realized gain (loss) on investment transactions	5,340,324	2,108,303
Net change in unrealized appreciation (depreciation) on investments	(620,157)	(4,087,820)

Net increase (decrease) in net assets resulting from operations	4,863,629	(1,483,131)

Distributions to shareholders (Note 2):
From net investment income:
Initial Class	-	(466,841)
Service Class	-	(261,800)
Service Class I	-	-

Total distributions from net investment income	-	(728,641)

From net realized gains:
Service Class I	-	-

Total distributions from net realized gains	-	-

Net fund share transactions (Note 5):
Initial Class	(312,597)	(417,550)
Service Class	(478,335)	7,060,105
Service Class I	-	-

Increase (decrease) in net assets from fund share transactions	(790,932)	6,642,555

Total increase (decrease) in net assets	4,072,697	4,430,783
Net assets
Beginning of period	68,887,430	64,456,647

End of period	$72,960,127	$68,887,430

Undistributed (accumulated) net investment income (loss) included in net assets at end of period	$672,558	$529,096

The accompanying notes are an integral part of the financial statements.

24

MML American Funds Growth Fund		MML American Funds International Fund		MML American Funds Core Allocation Fund
Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011

$(19,040)	$115,989	$(89,475)	$481,716	$118,050	$5,990,388
802,453	560,289	330,465	608,793	4,267,520	10,386,762
3,121,286	(3,006,314)	1,141,230	(5,949,589)	16,775,929	(17,143,986)

3,904,699	(2,330,036)	1,382,220	(4,859,080)	21,161,499	(766,836)

-	-	-	-	-	-
-	-	-	-	-	-
-	(119,840)	-	(445,209)	-	(5,079,356)

-	(119,840)	-	(445,209)	-	(5,079,356)

-	(876,919)	-	(646,232)	-	(1,254,946)

-	(876,919)	-	(646,232)	-	(1,254,946)

-	-	-	-	-	-
-	-	-	-	-	-
3,024,391	14,845,241	1,182,232	6,414,361	6,458,266	38,003,550

3,024,391	14,845,241	1,182,232	6,414,361	6,458,266	38,003,550

6,929,090	11,518,446	2,564,452	463,840	27,619,765	30,902,412

49,279,030	37,760,584	31,800,792	31,336,952	356,239,642	325,337,230

$56,208,120	$49,279,030	$34,365,244	$31,800,792	$383,859,407	$356,239,642

$95,424	$114,464	$390,784	$480,259	$6,092,498	$5,974,448

25

MML Series Investment Fund – Financial Highlights

(For a share outstanding throughout each period)

MML Conservative Allocation Fund

		Income (loss) from investment operations			Less distributions to shareholders									Ratios / Supplemental Data
	Net asset value, beginning of period	Net investment income (loss) ***	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income		From net realized gains		Total distributions		Net asset value, end of period	Total Return ^^		Net assets, end of period (000’s)	Ratio of expenses to average daily net assets before expense waiver !		Ratio of expenses to average daily net assets after expense waiver !		Net investment income (loss) to average daily net assets		Portfolio turnover rate !!
Initial Class
06/30/12 ≈	$10.24	$0.15	$0.41	$0.56	$-		$-		$-		$10.80	5.47%	**	$122,543	0.13%	*	N/A		2.85%	*	14%	**
12/31/11	10.82	0.21	0.06	0.27	(0.31)		(0.54)		(0.85)		10.24	2.57%		113,666	0.13%		N/A		2.00%		20%
12/31/10	9.81	0.32	0.84	1.16	(0.15)		-		(0.15)		10.82	11.91%		101,461	0.13%		N/A		3.12%		44%
12/31/09	8.15	0.19	1.53	1.72	(0.05)		(0.01)		(0.06)		9.81	21.15%		83,810	0.15%		N/A		2.11%		47%
12/31/08	10.11	0.28	(2.24)	(1.96)	(0.00	) †	(0.00	) †	(0.00	) †	8.15	(19.38%	)	52,819	0.27%		0.20%	#	3.06%		37%
12/31/07 ++	10.00	0.13	0.18	0.31	(0.20)		-		(0.20)		10.11	3.09%	**	155	61.88%	*	0.20%	*#	3.81%	*	0%
Service Class
06/30/12 ≈	$10.18	$0.14	$0.41	$0.55	$-		$-		$-		$10.73	5.40%	**	$249,960	0.38%	*	N/A		2.61%	*	14%	**
12/31/11	10.77	0.19	0.04	0.23	(0.28)		(0.54)		(0.82)		10.18	2.28%		231,334	0.38%		N/A		1.75%		20%
12/31/10	9.78	0.29	0.83	1.12	(0.13)		-		(0.13)		10.77	11.59%		196,487	0.38%		N/A		2.87%		44%
12/31/09	8.14	0.18	1.52	1.70	(0.05)		(0.01)		(0.06)		9.78	20.91%		143,548	0.40%		N/A		1.96%		47%
12/31/08 +++	9.79	0.05	(1.70)	(1.65)	(0.00	) †	(0.00	) †	(0.00	) †	8.14	(16.85%	) **	38,451	0.49%	*	0.45%	*#	1.62%	*	37%	~

*	Annualized.
**	Percentage represents the results for the period and is not annualized.
***	Per share amount calculated on the average shares method.
†	Amount is less than $0.005 per share.
++	For the period August 31, 2007 (commencement of operations) through December 31, 2007.
+++	For the period August 15, 2008 (commencement of operations) through December 31, 2008.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
^^	Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.
~	The portfolio turnover rate results are for the Fund.
≈	Unaudited.
!	Expenses of the underlying funds are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying fund.
!!	Amount does not include the portfolio activity of any underlying fund.

The accompanying notes are an integral part of the financial statements.

26

MML Series Investment Fund – Financial Highlights (Continued)

(For a share outstanding throughout each period)

MML Balanced Allocation Fund

		Income (loss) from investment operations				Less distributions to shareholders								Ratios / Supplemental Data
	Net asset value, beginning of period	Net investment income (loss) ***	Net realized and unrealized gain (loss) on investments		Total income (loss) from investment operations	From net investment income	From net realized gains		Total distributions		Net asset value, end of period	Total Return ^^		Net assets, end of period (000’s)	Ratio of expenses to average daily net assets before expense waiver !		Ratio of expenses to average daily net assets after expense waiver !		Net investment income (loss) to average daily net assets		Portfolio turnover rate !!
Initial Class
06/30/12 ≈	$10.06	$0.13	$0.47		$0.60	$-	$-		$-		$10.66	5.96%	**	$142,352	0.13%	*	N/A		2.45%	*	15%	**
12/31/11	10.34	0.18	(0.00	) †	0.18	(0.27)	(0.19)		(0.46)		10.06	1.73%		126,438	0.13%		N/A		1.76%		12%
12/31/10	9.31	0.26	0.91		1.17	(0.14)	-		(0.14)		10.34	12.73%		130,142	0.13%		N/A		2.71%		39%
12/31/09	7.59	0.15	1.63		1.78	(0.05)	(0.01)		(0.06)		9.31	23.50%		120,940	0.14%		N/A		1.83%		42%
12/31/08	10.08	0.21	(2.70)		(2.49)	-	(0.00	) †	(0.00	) †	7.59	(24.70%	)	88,583	0.20%		0.20%	##	2.43%		21%
12/31/07 ++	10.00	0.11	0.19		0.30	(0.22)	-		(0.22)		10.08	2.96%	**	154	61.68%	*	0.20%	*#	3.23%	*	0%	**
Service Class
06/30/12 ≈	$10.02	$0.11	$0.47		$0.58	$-	$-		$-		$10.60	5.79%	**	$277,443	0.38%	*	N/A		2.19%	*	15%	**
12/31/11	10.30	0.16	0.00	†	0.16	(0.25)	(0.19)		(0.44)		10.02	1.54%		249,453	0.38%		N/A		1.51%		12%
12/31/10	9.28	0.24	0.91		1.15	(0.13)	-		(0.13)		10.30	12.49%		219,161	0.38%		N/A		2.46%		39%
12/31/09	7.59	0.14	1.61		1.75	(0.05)	(0.01)		(0.06)		9.28	23.09%		161,300	0.39%		N/A		1.65%		42%
12/31/08 +++	9.60	0.02	(2.03)		(2.01)	-	(0.00	) †	(0.00	) †	7.59	(20.94%	) **	49,286	0.47%	*	0.45%	*#	0.87%	*	21%	~

*	Annualized.
**	Percentage represents the results for the period and is not annualized.
***	Per share amount calculated on the average shares method.
†	Amount is less than $0.005 per share.
++	For the period August 31, 2007 (commencement of operations) through December 31, 2007.
+++	For the period August 15, 2008 (commencement of operations) through December 31, 2008.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
##	Amount waived had no impact on the ratio of expenses to average daily net assets.
^^	Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.
~	The portfolio turnover rate results are for the Fund.
≈	Unaudited.
!	Expenses of the underlying funds are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying fund.
!!	Amount does not include the portfolio activity of any underlying fund.

The accompanying notes are an integral part of the financial statements.

27

MML Series Investment Fund – Financial Highlights (Continued)

(For a share outstanding throughout each period)

MML Moderate Allocation Fund

		Income (loss) from investment operations			Less distributions to shareholders								Ratios / Supplemental Data
	Net asset value, beginning of period	Net investment income (loss) ***	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains		Total distributions		Net asset value, end of period	Total Return ^^		Net assets, end of period (000’s)	Ratio of expenses to average daily net assets before expense waiver !		Ratio of expenses to average daily net assets after expense waiver !		Net investment income (loss) to average daily net assets		Portfolio turnover rate !!
Initial Class
06/30/12 ≈	$10.04	$0.10	$0.52	$0.62	$-	$-		$-		$10.66	6.18%	**	$389,205	0.12%	*	N/A		2.00%	*	15%	**
12/31/11	10.16	0.16	(0.06)	0.10	(0.21)	(0.01)		(0.22)		10.04	1.00%		365,793	0.12%		N/A		1.55%		12%
12/31/10	9.08	0.22	0.99	1.21	(0.13)	-		(0.13)		10.16	13.48%		382,041	0.12%		N/A		2.30%		31%
12/31/09	7.26	0.14	1.74	1.88	(0.05)	(0.01)		(0.06)		9.08	25.90%		331,628	0.13%		N/A		1.77%		39%
12/31/08	10.04	0.18	(2.96)	(2.78)	-	(0.00	) †	(0.00	) †	7.26	(27.69%	)	251,682	0.14%		N/A		2.09%		18%
12/31/07 ++	10.00	0.11	0.15	0.26	(0.22)	-		(0.22)		10.04	2.63%	**	154	61.59%	*	0.20%	*#	3.05%	*	0%	**
Service Class
06/30/12 ≈	$9.99	$0.09	$0.52	$0.61	$-	$-		$-		$10.60	6.11%	**	$899,148	0.37%	*	N/A		1.78%	*	15%	**
12/31/11	10.12	0.13	(0.06)	0.07	(0.19)	(0.01)		(0.20)		9.99	0.73%		780,302	0.37%		N/A		1.31%		12%
12/31/10	9.05	0.19	0.99	1.18	(0.11)	-		(0.11)		10.12	13.24%		622,603	0.37%		N/A		2.07%		31%
12/31/09	7.26	0.12	1.73	1.85	(0.05)	(0.01)		(0.06)		9.05	25.48%		403,209	0.38%		N/A		1.54%		39%
12/31/08 +++	9.44	0.02	(2.20)	(2.18)	-	(0.00	) †	(0.00	) †	7.26	(23.09%	) **	146,775	0.39%	*	N/A		0.86%	*	18%	~

*	Annualized.
**	Percentage represents the results for the period and is not annualized.
***	Per share amount calculated on the average shares method.
†	Amount is less than $0.005 per share.
++	For the period August 31, 2007 (commencement of operations) through December 31, 2007.
+++	For the period August 15, 2008 (commencement of operations) through December 31, 2008.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
^^	Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.
~	The portfolio turnover rate results are for the Fund.
≈	Unaudited.
!	Expenses of the underlying funds are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying fund.
!!	Amount does not include the portfolio activity of any underlying fund.

The accompanying notes are an integral part of the financial statements.

28

MML Series Investment Fund – Financial Highlights (Continued)

(For a share outstanding throughout each period)

MML Growth Allocation Fund

		Income (loss) from investment operations			Less distributions to shareholders								Ratios / Supplemental Data
	Net asset value, beginning of period	Net investment income (loss) ***	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains		Total distributions		Net asset value, end of the period	Total Return ^^		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waiver !		Ratio of expenses to average daily net assets after expense waiver !		Net investment income (loss) to average daily net assets		Portfolio turnover rate !!
Initial Class
06/30/12 ≈	$9.53	$0.06	$0.58	$0.64	$-	$-		$-		$10.17	6.72%	**	$542,099	0.12%	*	N/A		1.27%	*	21%	**
12/31/11	9.75	0.12	(0.16)	(0.04)	(0.18)	-		(0.18)		9.53	(0.41%	)	518,216	0.12%		N/A		1.23%		12%
12/31/10	8.59	0.15	1.11	1.26	(0.10)	-		(0.10)		9.75	14.92%		538,363	0.12%		N/A		1.68%		32%
12/31/09	6.66	0.12	1.85	1.97	(0.03)	(0.01)		(0.04)		8.59	29.61%		470,601	0.12%		N/A		1.57%		40%
12/31/08	10.02	0.10	(3.46)	(3.36)	-	(0.00	) †	(0.00	) †	6.66	(33.53%	)	354,595	0.13%		N/A		1.24%		14%
12/31/07 ++	10.00	0.08	0.17	0.25	(0.23)	-		(0.23)		10.02	2.45%	**	154	61.40%	*	0.20	% *#	2.44%	*	0%	**
Service Class
06/30/12 ≈	$9.49	$0.05	$0.58	$0.63	$-	$-		$-		$10.12	6.64%	**	$788,468	0.37%	*	N/A		1.02%	*	21%	**
12/31/11	9.71	0.10	(0.16)	(0.06)	(0.16)	-		(0.16)		9.49	(0.63%	)	745,526	0.37%		N/A		0.98%		12%
12/31/10	8.57	0.13	1.10	1.23	(0.09)	-		(0.09)		9.71	14.54%		755,101	0.37%		N/A		1.45%		32%
12/31/09	6.66	0.10	1.85	1.95	(0.03)	(0.01)		(0.04)		8.57	29.29%		559,084	0.37%		N/A		1.34%		40%
12/31/08 +++	9.20	0.01	(2.55)	(2.54)	-	(0.00	) †	(0.00	) †	6.66	(27.61%	) **	184,401	0.39%	*	N/A		0.24%	*	14%	~

*	Annualized.
**	Percentage represents the results for the period and is not annualized.
***	Per share amount calculated on the average shares method.
†	Amount is less than $0.005 per share.
++	For the period August 31, 2007 (commencement of operations) through December 31, 2007.
+++	For the period August 15, 2008 (commencement of operations) through December 31, 2008.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
^^	Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.
~	The portfolio turnover rate results are for the Fund.
≈	Unaudited.
!	Expenses of the underlying funds are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying fund.
!!	Amount does not include the portfolio activity of any underlying fund.

The accompanying notes are an integral part of the financial statements.

29

MML Series Investment Fund – Financial Highlights (Continued)

(For a share outstanding throughout each period)

MML Aggressive Allocation Fund

		Income (loss) from investment operations			Less distributions to shareholders								Ratios / Supplemental Data
	Net asset value, beginning of period	Net investment income (loss) ***	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains		Total distributions		Net asset value, end of period	Total Return ^^		Net assets, end of period (000’s)	Ratio of expenses to average daily net assets before expense waiver !		Ratio of expenses to average daily net assets after expense waiver !		Net investment income (loss) to average daily net assets		Portfolio turnover rate !!
Initial Class
06/30/12 ≈	$9.12	$0.02	$0.63	$0.65	$-	$-		$-		$9.77	7.13%	**	$42,581	0.20%	*	0.20%	*##	0.50%	*	28%	**
12/31/11	9.40	0.08	(0.26)	(0.18)	(0.10)	-		(0.10)		9.12	(1.86%	)	40,085	0.19%		N/A		0.81%		20%
12/31/10	8.20	0.09	1.21	1.30	(0.10)	-		(0.10)		9.40	16.05%		41,787	0.21%		0.20%	#	1.08%		42%
12/31/09	6.15	0.09	2.00	2.09	(0.02)	(0.02)		(0.04)		8.20	34.04%		33,931	0.24%		0.20%	#	1.34%		38%
12/31/08	9.99	0.04	(3.88)	(3.84)	-	(0.00	) †	(0.00	) †	6.15	(38.43%	)	24,477	0.40%		0.20%	#	0.46%		18%
12/31/07 ++	10.00	0.06	0.16	0.22	(0.23)	-		(0.23)		9.99	2.15%	**	153	61.22%	*	0.20%	*#	1.85%	*	0%	**
Service Class
06/30/12 ≈	$9.07	$0.01	$0.62	$0.63	$-	$-		$-		$9.70	6.95%	**	$30,379	0.45%	*	0.45%	*##	0.25%	*	28%	**
12/31/11	9.35	0.05	(0.24)	(0.19)	(0.09)	-		(0.09)		9.07	(2.03%	)	28,803	0.44%		N/A		0.59%		20%
12/31/10	8.16	0.07	1.20	1.27	(0.08)	-		(0.08)		9.35	15.83%		22,669	0.46%		0.45%	#	0.86%		42%
12/31/09	6.14	0.08	1.98	2.06	(0.02)	(0.02)		(0.04)		8.16	33.60%		15,066	0.49%		0.45%	#	1.11%		38%
12/31/08 +++	8.98	(0.01)	(2.83)	(2.84)	-	(0.00	) †	(0.00	) †	6.14	(31.62%	) **	3,953	0.63%	*	0.45%	*#	(0.27%	) *	18%	~

*	Annualized.
**	Percentage represents the results for the period and is not annualized.
***	Per share amount calculated on the average shares method.
†	Amount is less than $0.005 per share.
++	For the period August 31, 2007 (commencement of operations) through December 31, 2007.
+++	For the period August 15, 2008 (commencement of operations) through December 31, 2008.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
##	Amount waived had no impact on the ratio of expenses to average daily net assets.
^^	Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.
~	The portfolio turnover rate results are for the Fund.
≈	Unaudited.
!	Expenses of the underlying funds are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying fund.
!!	Amount does not include the portfolio activity of any underlying fund.

MML American Funds Growth Fund

		Income (loss) from investment operations				Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of period	Net investment income (loss) ***		Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of period	Total Return ^^		Net assets, end of period (000’s)	Ratio of expenses to average daily net assets before expense waiver !		Ratio of expenses to average daily net assets after expense waiver !		Net investment income (loss) to average daily net assets		Portfolio turnover rate !!
Service Class I
06/30/12 ≈	$9.61	$(0.00	) †	$0.77	$0.77	$-	$-	$-	$10.38	8.01%	**	$56,208	0.75%	*	0.70%	*#	(0.07%	) *	3%	**
12/31/11	10.32	0.03		(0.51)	(0.48)	(0.03)	(0.20)	(0.23)	9.61	(4.74%	)	49,279	0.77%		0.70%	#	0.26%		3%
12/31/10	8.80	0.04		1.55	1.59	(0.02)	(0.05)	(0.07)	10.32	18.16%		37,761	0.81%		0.70%	#	0.43%		10%
12/31/09	6.36	0.03		2.44	2.47	-	(0.03)	(0.03)	8.80	38.86%		22,130	0.90%		0.70%	#	0.39%		9%
12/31/08 +	10.00	0.22		(3.86)	(3.64)	-	-	-	6.36	(36.40%	) **	6,080	13.92%	*	0.70%	*#	9.23%	*	5%	**

*	Annualized.
**	Percentage represents the results for the period and is not annualized.
***	Per share amount calculated on the average shares method.
†	Amount is less than $0.005 per share.
+	For the period August 15, 2008 (commencement of operations) through December 31, 2008.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
^^	Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.
≈	Unaudited.
!	Expenses of the Master Fund are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of the expenses of the Master Fund.
!!	Amount does not include the portfolio activity of the Master Fund.

The accompanying notes are an integral part of the financial statements.

30

MML Series Investment Fund – Financial Highlights (Continued)

(For a share outstanding throughout each period)

MML American Funds International Fund

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of period	Net investment income (loss) ***	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of period	Total Return ^^		Net assets, end of period (000’s)	Ratio of expenses to average daily net assets before expense waiver !		Ratio of expenses to average daily net assets after expense waiver !		Net investment income (loss) to average daily net assets		Portfolio turnover rate !!
Service Class I
06/30/12 ≈	$8.44	$(0.02)	$0.37	$0.35	$-	$-	$-	$8.79	4.15%	**	$34,365	0.79%	*	0.70%	*#	(0.51%	) *	4%	**
12/31/11	10.22	0.14	(1.60)	(1.46)	(0.13)	(0.19)	(0.32)	8.44	(14.36%	)	31,801	0.81%		0.70%	#	1.49%		6%
12/31/10	9.79	0.17	0.47	0.64	(0.08)	(0.13)	(0.21)	10.22	6.82%		31,337	0.83%		0.70%	#	1.78%		9%
12/31/09	6.92	0.12	2.82	2.94	-	(0.07)	(0.07)	9.79	42.63%		21,308	0.91%		0.70%	#	1.48%		12%
12/31/08 +	10.00	0.51	(3.59)	(3.08)	-	-	-	6.92	(30.80%	) **	6,410	13.59%	*	0.70%	*#	19.94%	*	7%	**

*	Annualized.
**	Percentage represents the results for the period and is not annualized.
***	Per share amount calculated on the average shares method.
+	For the period August 15, 2008 (commencement of operations) through December 31, 2008.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
^^	Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.
≈	Unaudited.
!	Expenses of the Master Fund are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of the expenses of the Master Fund.
!!	Amount does not include the portfolio activity of the Master Fund.

MML American Funds Core Allocation Fund

		Income (loss) from investment operations				Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of period	Net investment income (loss) ***		Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of period	Total Return ^^		Net assets, end of period (000’s)	Ratio of expenses to average daily net assets before expense waiver !		Ratio of expenses to average daily net assets after expense waiver !		Net investment income (loss) to average daily net assets		Portfolio turnover rate !!
Service Class I
06/30/12 ≈	$10.00	$0.00	†	$0.59	$0.59	$-	$-	$-	$10.59	5.90%	**	$383,859	0.74%	*	N/A		0.06%	*	4%	**
12/31/11	10.21	0.18		(0.20)	(0.02)	(0.15)	(0.04)	(0.19)	10.00	(0.16%	)	356,240	0.75%		N/A		1.77%		13%
12/31/10	9.56	0.18		0.67	0.85	(0.13)	(0.07)	(0.20)	10.21	9.17%		325,337	0.76%		0.75%	#	1.89%		3%
12/31/09	7.75	0.20		1.69	1.89	(0.08)	-	(0.08)	9.56	24.52%		231,008	0.77%		0.75%	#	2.31%		10%
12/31/08 +	10.00	0.72		(2.97)	(2.25)	-	-	-	7.75	(22.50%	) **	67,874	1.85%	*	0.75%	*#	25.06%	*	1%	**

*	Annualized.
**	Percentage represents the results for the period and is not annualized.
***	Per share amount calculated on the average shares method.
†	Amount is less than $0.005 per share.
+	For the period August 15, 2008 (commencement of operations) through December 31, 2008.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
^^	Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.
≈	Unaudited.
!	Expenses of the Master Fund are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of the expenses of the Master Fund.
!!	Amount does not include the portfolio activity of the Master Fund.

The accompanying notes are an integral part of the financial statements.

31

Notes to Financial Statements (Unaudited)

1.	The Fund

MML Series Investment Fund (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a no-load, open-end, management investment company. The Trust is organized under the laws of the Commonwealth of Massachusetts as a Massachusetts business trust pursuant to an Agreement and Declaration of Trust dated December 19. 1984, as restated May 14, 1993, and further amended and restated as of December 15, 2011, as it may be further amended from time to time. The following are eight series of the Trust (each individually referred to as a “Fund” or collectively as the “Funds”):

MML Conservative Allocation Fund (“Conservative Allocation Fund”)

MML Balanced Allocation Fund (“Balanced Allocation Fund”)

MML Moderate Allocation Fund (“Moderate Allocation Fund”)

MML Growth Allocation Fund (“Growth Allocation Fund”)

MML Aggressive Allocation Fund (“Aggressive Allocation Fund”)

MML American Funds® Growth Fund (“American Funds Growth Fund”)

MML American Funds® International Fund (“American Funds International Fund”)

MML American Funds® Core Allocation Fund (“American Funds Core Allocation Fund”)

The Trust makes shares of the Funds available for the investment of assets of various separate investment accounts established by Massachusetts Mutual Life Insurance Company (“MassMutual”) and by life insurance companies which are subsidiaries of MassMutual. Shares of the Trust are not offered to the general public. MassMutual, MML Bay State Life Insurance Company, and C.M. Life Insurance Company are the record owners of all of the outstanding shares of the Funds.

The Conservative Allocation Fund, Balanced Allocation Fund, Moderate Allocation Fund, Growth Allocation Fund, and Aggressive Allocation Fund (the “Allocation Funds”) invest their investable assets primarily in shares of various funds advised by MassMutual or a control affiliate of MassMutual. The Allocation Funds may also invest in non-affiliated funds. The financial statements of other series of the Trust, the applicable series of the MML Series Investment Fund II (which are advised by MassMutual), Oppenheimer Funds (which are advised by OppenheimerFunds, Inc., a majority-owned, indirect subsidiary of MassMutual), and non-affiliated funds are presented separately and can be obtained from the Securities and Exchange Commission’s (“SEC”) EDGAR database on its Internet site at www.sec.gov or by calling MassMutual at 1-888-309-3539. The assets of each of the five Allocation Funds listed above are diversified and a shareholder’s interest is limited to the series of the Trust, MML Series Investment Fund II, Oppenheimer Funds, or any non-affiliated funds in which the shares are invested.

American Funds Growth Fund and American Funds International Fund (each a “Feeder Fund,” collectively the “Feeder Funds”) invest all of their assets in Class 1 shares of the Growth and International Funds, respectively, each a series of the American Funds Insurance Series (each a “Master Fund,” collectively the “Master Funds”). Each Master Fund is an open-end investment company and organized as a Massachusetts business trust. Each Feeder Fund has an investment objective that is consistent with its corresponding Master Fund. Each Master Fund intends to comply with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its taxable income and capital gains to shareholders, which includes the applicable Feeder Fund, to qualify as a regulated investment company. The performance of the Feeder Funds is directly affected by the performance of the Master Funds. The financial statements of the Master Funds, including the Summary Investment Portfolios, are provided separately and should be read in conjunction with the Feeder Funds’ financial statements. As of June 30, 2012, the American Funds Growth Fund and American Funds International Fund owned 0.23% and 0.40% of the Growth and International Master Funds, respectively. The American Funds Core Allocation Fund invests all of its investable assets in shares of various series of American Funds Insurance Series, which are managed by Capital Research and Management Company.

The following table shows the classes available for each Fund, including the date each class commenced operations. Each share class represents an interest in the same portfolio of assets. The principal difference among the classes is the level of service and administration fees, and shareholder and distribution service expenses borne by the classes. Because each class will have different fees and expenses, performance and share prices will vary between the classes. The classes of shares are offered to different types of investors, as outlined in the Funds’ Prospectus.

	Initial Class	Service Class	Service Class I
Conservative Allocation Fund	8/31/2007	8/15/2008	None
Balanced Allocation Fund	8/31/2007	8/15/2008	None
Moderate Allocation Fund	8/31/2007	8/15/2008	None

32

Notes to Financial Statements (Unaudited) (Continued)

	Initial Class	Service Class	Service Class I
Growth Allocation Fund	8/31/2007	8/15/2008	None
Aggressive Allocation Fund	8/31/2007	8/15/2008	None
American Funds Growth Fund	None	None	8/15/2008
American Funds International Fund	None	None	8/15/2008
American Funds Core Allocation Fund	None	None	8/15/2008

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed consistently by each Fund in the preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“generally accepted accounting principles”). The preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Investment Valuation

The net asset value of each Fund’s shares is determined once daily as of the close of regular trading on the New York Stock Exchange, on each day the New York Stock Exchange is open for trading (a “business day”). The New York Stock Exchange normally closes at 4:00 p.m. Eastern Time, but may close earlier on some days.

The net asset value of each Fund is based upon the net asset value(s) of its corresponding Master Fund or underlying funds. Shares of the Master Funds and underlying funds are valued at their closing net asset values as reported on each business day.

Certain underlying funds or Master Funds may invest in securities that are traded principally in foreign markets and that trade on weekends and other days when the Funds do not price their shares. As a result, the value of the Funds’ portfolio securities may change on days when the prices of the Funds’ shares are not calculated. The prices of the Funds’ shares will reflect any such changes when the prices of the Funds’ shares are next calculated, which is the next business day.

The Prospectuses and Statements of Additional Information (“SAIs”) for the underlying funds or Master Funds, as applicable, explain the valuation methods for the underlying funds or Master Funds, including the circumstances under which the underlying funds or Master Funds may use fair value pricing and the effects of doing so. Such Prospectuses and SAIs are available on the SEC EDGAR database on its Internet site at www.sec.gov.

Various inputs may be used to determine the value of the Funds’ investments. The Funds categorize the inputs to valuation techniques used to value their investments into a disclosure hierarchy consisting of three levels as summarized below. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

Level 1 – quoted prices (unadjusted) in active markets for identical investments

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

All Funds characterized all investments at Level 1, as of June 30, 2012. For each Fund, the level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The Funds had no transfers between Level 1, Level 2 and Level 3 of the fair value hierarchy during the period ended June 30, 2012. The Funds recognize transfers between the Levels as of the beginning of the year.

33

Notes to Financial Statements (Unaudited) (Continued)

Accounting for Investment Transactions

Investment transactions are accounted for on the trade date. Realized gains and losses on sales of investments and unrealized appreciation and depreciation of investments are computed by the specific identification cost method. Proceeds received from litigation, if any, are included in realized gains on investment transactions for any investments that are no longer held in the portfolio and as a reduction in cost for investments that continue to be held in the portfolio. Interest income, adjusted for amortization of discounts and premiums on debt securities, is earned from the settlement date and is recorded on the accrual basis. Dividend income and distributions are recorded on the ex-dividend date. Withholding taxes on foreign interest, dividends, and capital gains have been provided for in accordance with the applicable country’s tax rules and rates. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Funds estimate the components of distributions received that may be considered return of capital distributions or capital gain distributions.

Allocation of Operating Activity

In maintaining the records for the Funds, the income and expense accounts are allocated to each class of shares. Investment income and loss, and unrealized and realized gains or losses are prorated among the classes of shares based on the relative net assets of each. Expenses are allocated to each class of shares depending on the nature of the expenditures. Administration and service fees, if any, which are directly attributable to a class of shares, are charged to that class’s operations. Expenses of the Fund not directly attributable to the operations of any class of shares or Fund are prorated among the Funds and classes to which the expense relates based on the relative net assets of each.

In addition, each Fund will also incur certain fees and expenses indirectly as a shareholder in the underlying funds. Because the underlying funds have varied expense and fee levels and each Fund, except American Funds Growth Fund and American Funds International Fund, may own different proportions of underlying funds at different times, the amount of fees and expenses indirectly incurred by each Fund will vary.

Credit Risk

The Funds may invest a portion of their assets, directly or indirectly, in securities backed by mortgage loans, credit card receivables, and automotive loans. The values and related income of these securities are sensitive to changes in economic conditions, including delinquencies and/or defaults. Continuing shifts in the market’s perception of credit quality on such securities have resulted in increased volatility of market price and periods of decreased market activity that have adversely impacted the valuation and liquidity of such securities.

Federal Income Tax

It is each Fund’s intent to continue to comply with the provisions of subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to a regulated investment company. Under such provisions, the Funds would not be subject to federal income taxes on their ordinary income and net realized capital gains to the extent they are distributed or deemed to have been distributed to their shareholders. Therefore, the Funds have not made any provision for federal income tax.

Dividends and Distributions to Shareholders

Dividends from net investment income and distributions of any net realized capital gains of each Fund are declared and paid annually and at other times as may be required to satisfy tax or regulatory requirements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. As a result, net investment income and net realized capital gains on investment transactions for a reporting period may differ significantly from distributions during such period.

34

Notes to Financial Statements (Unaudited) (Continued)

3. Management Fees and Other Transactions

Investment Management Fees

Under agreements between MassMutual and the Trust on behalf of each Fund, MassMutual is responsible for providing investment management services for each Fund. In return for these services, MassMutual receives advisory fees, based upon each Fund’s average daily net assets, at the following annual rates:

Conservative Allocation Fund	0.10%	Aggressive Allocation Fund	0.10%
Balanced Allocation Fund	0.10%	American Funds Growth Fund	0.15%
Moderate Allocation Fund	0.10%	American Funds International Fund	0.15%
Growth Allocation Fund	0.10%	American Funds Core Allocation Fund	0.20%

Administration Fees

For the American Funds Growth Fund, American Funds International Fund, and American Funds Core Allocation Fund, under separate administrative and shareholder services agreements between the Funds and MassMutual, MassMutual provides certain administrative and shareholder services and bears some of the class specific administrative expenses. In return for these services, MassMutual receives an administrative services fee based upon the average daily net assets of the applicable class of shares of the Funds, at the following annual rates:

Service Class I
American Funds Growth Fund	0.25%
American Funds International Fund	0.25%
American Funds Core Allocation Fund	0.25%

Distribution and Service Fees

MML Distributors, LLC (the “Distributor”) acts as distributor to the Funds. Pursuant to a Distribution and Services Plan adopted by the Funds pursuant to Rule 12b-1 under the 1940 Act, Service Class shares and Service Class I shares of the Funds pay an annual fee of 0.25% of the average daily net asset value of Service Class shares and Service Class I shares. This fee, or a portion thereof, is paid to: (i) the Distributor for services provided and expenses incurred by it in connection with the distribution of Service Class shares or Service Class I shares, as applicable, of each Fund; and/or (ii) MassMutual for services provided and expenses incurred by it for purposes of maintaining or providing personal services to Service Class and Service Class I shareholders.

Expense Caps and Waivers

MassMutual agreed to cap the fees and expenses of the Funds (other than extraordinary litigation and legal expenses, Master/Acquired Fund fees and expenses#, interest expense, short sale dividend and loan expense, or other non-recurring or unusual expenses such as, for example, organizational expenses and shareholder meeting expenses) based upon the average daily net assets of the applicable class of shares of the Funds, as follows:

	Initial Class	Service Class	Service Class I
Aggressive Allocation Fund*	0.20%	0.45%	None
American Funds Growth Fund*	None	None	0.70%
American Funds International Fund*	None	None	0.70%
American Funds Core Allocation Fund*	None	None	0.75%

#	Master/Acquired Fund fees and expenses are expenses borne indirectly by a Fund through investments in other pooled investment vehicles.
*	Expense caps in effect through April 30, 2013. Interest expense and short sale dividend and loan expense were not excluded from the caps prior to May 1, 2012.

35

Notes to Financial Statements (Unaudited) (Continued)

Expense caps and waiver amounts are reflected as a reduction of expenses on the Statements of Operations.

Deferred Compensation

Trustees of the Funds who are not employees of MassMutual or its subsidiaries may elect to defer receipt of their annual fees in accordance with terms of a Non-Qualified Deferred Compensation Plan. Amounts deferred shall accrue interest or earnings and shall be recorded on the Funds’ books as other liabilities. Deferred compensation is included within Trustees’ fees and expenses in the Statements of Assets and Liabilities.

Other

Certain officers and trustees of the Funds are also employees of MassMutual. The compensation of each trustee who is not an employee of MassMutual is borne by the Funds.

4. Purchases and Sales of Investments

Cost of purchases and proceeds from sales of investment securities (excluding short-term investments) for the period ended June 30, 2012, were as follows:

	Purchases		Sales
	Long-Term U.S. Government Securities	Other Long-Term Securities	Long-Term U.S. Government Securities	Other Long-Term Securities
Conservative Allocation Fund	$-	$62,361,938	$-	$48,772,407
Balanced Allocation Fund	-	88,701,898	-	62,489,735
Moderate Allocation Fund	-	270,422,048	-	186,644,834
Growth Allocation Fund	-	281,835,911	-	291,322,368
Aggressive Allocation Fund	-	20,444,532	-	21,102,036
American Funds Growth Fund	-	4,818,553	-	1,814,036
American Funds International Fund	-	2,356,259	-	1,270,367
American Funds Core Allocation Fund	-	21,450,058	-	14,842,680

5. Capital Share Transactions

Changes in shares outstanding for each Fund were as follows:

	Six Months Ended June 30, 2012		Year Ended December 31, 2011
	Shares	Amount	Shares	Amount

Conservative Allocation Fund Initial Class
Sold	1,197,105	$12,845,200	2,938,180	$31,644,495
Issued as reinvestment of dividends	-	-	835,213	8,444,000
Redeemed	(955,530)	(10,229,519)	(2,049,651)	(22,058,314)

Net increase (decrease)	241,575	$2,615,681	1,723,742	$18,030,181

Conservative Allocation Fund Service Class
Sold	1,780,626	$18,984,041	6,788,014	$72,536,785
Issued as reinvestment of dividends	-	-	1,615,028	16,247,183
Redeemed	(1,205,459)	(12,794,870)	(3,928,305)	(42,614,924)

Net increase (decrease)	575,167	$6,189,171	4,474,737	$46,169,044

36

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended June 30, 2012		Year Ended December 31, 2011
	Shares	Amount	Shares	Amount

Balanced Allocation Fund Initial Class
Sold	1,467,800	$15,598,991	1,389,631	$14,409,840
Issued as reinvestment of dividends	-	-	555,306	5,514,182
Redeemed	(684,762)	(7,251,655)	(1,962,578)	(20,418,058)

Net increase (decrease)	783,038	$8,347,336	(17,641)	$(494,036)

Balanced Allocation Fund Service Class
Sold	2,145,626	$22,599,320	4,611,528	$47,516,797
Issued as reinvestment of dividends	-	-	997,897	9,869,204
Redeemed	(882,722)	(9,315,629)	(1,976,746)	(20,496,713)

Net increase (decrease)	1,262,904	$13,283,691	3,632,679	$36,889,288

Moderate Allocation Fund Initial Class
Sold	2,033,047	$21,671,127	2,761,263	$28,324,294
Issued as reinvestment of dividends	-	-	793,969	7,860,290
Redeemed	(1,960,854)	(20,845,884)	(4,722,023)	(48,353,563)

Net increase (decrease)	72,193	$825,243	(1,166,791)	$(12,168,979)

Moderate Allocation Fund Service Class
Sold	8,029,575	$84,857,541	18,107,507	$184,955,340
Issued as reinvestment of dividends	-	-	1,457,322	14,369,196
Redeemed	(1,275,133)	(13,335,274)	(2,985,816)	(30,120,399)

Net increase (decrease)	6,754,442	$71,522,267	16,579,013	$169,204,137

Growth Allocation Fund Initial Class
Sold	1,089,199	$11,126,017	2,364,266	$23,064,310
Issued as reinvestment of dividends	-	-	1,020,454	9,582,060
Redeemed	(2,165,495)	(21,972,993)	(4,257,728)	(41,556,102)

Net increase (decrease)	(1,076,296)	$(10,846,976)	(873,008)	$(8,909,732)

Growth Allocation Fund Service Class
Sold	1,082,356	$10,977,974	4,707,313	$46,613,827
Issued as reinvestment of dividends	-	-	1,306,143	12,212,438
Redeemed	(1,693,527)	(17,066,918)	(5,242,633)	(50,969,214)

Net increase (decrease)	(611,171)	$(6,088,944)	770,823	$7,857,051

Aggressive Allocation Fund Initial Class
Sold	294,679	$2,912,564	766,724	$7,355,850
Issued as reinvestment of dividends	-	-	51,987	466,841
Redeemed	(330,645)	(3,225,161)	(871,542)	(8,240,241)

Net increase (decrease)	(35,966)	$(312,597)	(52,831)	$(417,550)

Aggressive Allocation Fund Service Class
Sold	196,609	$1,916,176	980,730	$9,246,135
Issued as reinvestment of dividends	-	-	29,284	261,800
Redeemed	(241,112)	(2,394,511)	(258,714)	(2,447,830)

Net increase (decrease)	(44,503)	$(478,335)	751,300	$7,060,105

American Funds Growth Fund Service Class I
Sold	558,748	$5,896,342	1,638,423	$16,633,249
Issued as reinvestment of dividends	-	-	102,232	996,759
Redeemed	(268,817)	(2,871,951)	(272,033)	(2,784,767)

Net increase (decrease)	289,931	$3,024,391	1,468,622	$14,845,241

37

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended June 30, 2012		Year Ended December 31, 2011
	Shares	Amount	Shares	Amount

American Funds International Fund Service Class I
Sold	348,527	$3,072,501	886,469	$8,245,094
Issued as reinvestment of dividends	-	-	123,187	1,091,441
Redeemed	(209,197)	(1,890,269)	(306,685)	(2,922,174)

Net increase (decrease)	139,330	$1,182,232	702,971	$6,414,361

American Funds Core Allocation Fund Service Class I
Sold	1,833,275	$19,252,429	5,145,933	$52,316,793
Issued as reinvestment of dividends	-	-	645,698	6,334,302
Redeemed	(1,216,286)	(12,794,163)	(2,017,807)	(20,647,545)

Net increase (decrease)	616,989	$6,458,266	3,773,824	$38,003,550

6. Federal Income Tax Information

At June 30, 2012, the cost of securities and the unrealized appreciation (depreciation) in the value of investments owned by the Funds, as computed on a federal income tax basis, were as follows:

	Federal Income Tax Cost	Tax Basis Unrealized Appreciation	Tax Basis Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Conservative Allocation Fund	$351,769,238	$21,642,061	$(673,801)	$20,968,260
Balanced Allocation Fund	384,152,373	36,653,165	(746,719)	35,906,446
Moderate Allocation Fund	1,170,037,348	122,897,991	(3,784,210)	119,113,781
Growth Allocation Fund	1,158,808,847	179,005,423	(6,465,285)	172,540,138
Aggressive Allocation Fund	65,803,293	7,774,356	(572,043)	7,202,313
American Funds Growth Fund	46,620,508	9,658,798	–	9,658,798
American Funds International Fund	32,871,585	1,541,022	–	1,541,022
American Funds Core Allocation Fund	327,506,181	56,816,605	–	56,816,605

Net capital loss carryforwards may be applied against any net realized taxable gains in succeeding years, subject to the carryforward period limitations, where applicable. On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”) was signed by the President. The Modernization Act changed the capital loss carryforward rules as they relate to regulated investment companies. Capital losses generated in tax years beginning after the date of enactment may now be carried forward indefinitely, and retain the character of the original loss. Under pre-enactment law, capital losses could be carried forward for up to eight tax years as short-term capital losses. The provisions affecting the utilization of capital loss carryforwards under the Modernization Act also require the utilization of post-enactment losses prior to the utilization of pre-enactment losses.

At December 31, 2011, the following Fund(s) had available, for federal income tax purposes, unused capital losses:

Expiring 2017
Aggressive Allocation Fund	$535,952

Net capital loss carryforwards for the Funds shown in the above table are from pre-enactment years and are, therefore, subject to the eight-year carryforward period and possible expiration.

Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital.

38

Notes to Financial Statements (Unaudited) (Continued)

The tax character of distributions (including capital gain dividends, if any, designated pursuant to Section 852 of the Code) paid during the year ended December 31, 2011, was as follows:

	Ordinary Income	Long Term Capital Gain	Return of Capital
Conservative Allocation Fund	$12,804,782	$11,886,401	$-
Balanced Allocation Fund	8,922,415	6,460,971	-
Moderate Allocation Fund	21,391,771	837,715	-
Growth Allocation Fund	21,794,498	-	-
Aggressive Allocation Fund	728,641	-	-
American Funds Growth Fund	119,840	876,919	-
American Funds International Fund	445,209	646,232	-
American Funds Core Allocation Fund	5,079,356	1,254,946	-

Capital accounts within financial statements are periodically adjusted for permanent differences between book and tax accounting. These adjustments have no impact on net assets or the results of operations. Temporary book and tax accounting differences will reverse in subsequent periods. At December 31, 2011, temporary book and tax accounting differences were primarily attributable to the deferral of wash sale losses and deferred Trustee compensation.

At December 31, 2011, the components of distributable earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long Term Capital Gain (Capital Loss Carryover)	Other Temporary Differences	Unrealized Appreciation (Depreciation)
Conservative Allocation Fund	$7,133,905	$12,970,615	$(24,076)	$14,193,373
Balanced Allocation Fund	7,120,740	9,967,870	(30,327)	31,617,269
Moderate Allocation Fund	18,247,633	27,961,334	(85,211)	105,070,979
Growth Allocation Fund	16,366,519	12,929,135	(113,185)	174,014,755
Aggressive Allocation Fund	534,879	(535,952)	(5,783)	6,309,494
American Funds Growth Fund	117,064	531,544	(2,600)	6,426,067
American Funds International Fund	482,535	556,558	(2,276)	334,288
American Funds Core Allocation Fund	5,998,776	10,223,516	(24,327)	39,578,549

The Funds did not have any unrecognized tax benefits at June 30, 2012, nor were there any increases or decreases in unrecognized tax benefits for the period then ended. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as an income tax expense in the Statements of Operations. During the period ended June 30, 2012, the Funds did not incur any such interest or penalties. The Funds are subject to examination by U.S. federal and state tax authorities for returns filed for the prior three fiscal years. Foreign taxes are provided for based on the Funds’ understanding of the tax rules and rates that exist in the foreign markets in which they invest.

7.	Investment in Affiliated Issuers

A summary of the Funds’ transactions in the securities of affiliated issuers during the period ended June 30, 2012, was as follows:

	Number of Shares Held as of 12/31/11	Purchases	Sales	Number of Shares Held as of 6/30/12	Value as of 6/30/12	Dividend Income	Net Realized Gain (Loss)
Conservative Allocation Fund
MML Blue Chip Growth Fund, Initial Class	1,488,404	69,196	321,811	1,235,789	$15,830,456	$-	$1,253,866
MML Concentrated Growth Fund, Class I	331,368	455	331,823	-	-	3,519	485,903
MML Equity Fund, Initial Class	515,411	18,749	215,560	318,600	6,257,477	-	689,851
MML Equity Income Fund, Initial Class	2,010,423	106,570	254,704	1,862,289	18,567,020	-	460,725

39

Notes to Financial Statements (Unaudited) (Continued)

	Number of Shares Held as of 12/31/11	Purchases	Sales	Number of Shares Held as of 6/30/12	Value as of 6/30/12	Dividend Income	Net Realized Gain (Loss)
Conservative Allocation Fund (Continued)
MML Focused Equity Fund, Class II	-	499,546	14,993	484,553	$5,238,021	$-	$8,594
MML Foreign Fund, Initial Class	897,831	95,847	63,369	930,309	7,712,262	-	8,048
MML Fundamental Growth Fund, Class II	-	1,024,685	29,809	994,876	10,883,944	-	16,063
MML Fundamental Value Fund, Class II	1,494,572	68,963	415,706	1,147,829	13,509,953	-	966,512
MML Global Fund, Class I	929,969	80,555	91,710	918,814	7,993,680	-	251,326
MML High Yield Fund, Class II	1,039,595	473,390	59,190	1,453,795	15,337,539	286,291	40,788
MML Income & Growth Fund, Initial Class	389,176	541,480	27,563	903,093	8,245,238	-	31,124
MML Inflation-Protected and Income Fund, Initial Class	1,106,756	66,832	173,090	1,000,498	11,845,894	150,451	225,050
MML Large Cap Growth Fund, Initial Class	1,060,042	65,705	244,405	881,342	9,756,456	-	487,875
MML Managed Bond Fund, Initial Class	6,448,330	1,064,377	144,732	7,367,975	96,746,557	1,817,116	121,677
MML Mid Cap Growth Fund, Initial Class	609,994	104,935	31,283	683,646	8,887,395	-	213,668
MML Mid Cap Value Fund, Initial Class	1,086,331	59,686	143,780	1,002,237	10,944,428	-	604,487
MML Money Market Fund, Initial Class	67,160	-	67,160	-	-	-	(23)
MML PIMCO Total Return Fund, Class II	4,200,011	495,522	181,935	4,513,598	47,799,000	-	55,886
MML Short-Duration Bond Fund, Class II	3,109,540	188,756	465,180	2,833,116	28,614,467	826,449	147,055
MML Small Cap Growth Equity Fund, Initial Class	242,297	12,915	52,550	202,662	3,520,446	-	210,276
MML Small Company Value Fund, Class II	444,226	19,000	163,325	299,901	5,296,248	-	591,416
MML Small/Mid Cap Equity Fund, Initial Class	253,909	-	253,909	-	-	-	127,971
Oppenheimer Capital Appreciation Fund, Non-Service Shares*	79,120	-	79,120	-	-	-	440,497
Oppenheimer Global Securities Fund, Non-Service Shares*	215,552	19,890	20,418	215,024	6,052,919	134,336	230,366
Oppenheimer Global Strategic Income Fund, Non-Service Shares*	4,622,873	925,168	176,536	5,371,505	28,468,977	2,011,190	116,098
Oppenheimer International Growth Fund, Non-Service Shares*	3,337,619	216,034	632,356	2,921,297	5,229,121	78,932	357,464

					$372,737,498	$5,308,284	$8,142,563

Balanced Allocation Fund
MML Blue Chip Growth Fund, Initial Class	2,198,086	103,536	574,108	1,727,514	$22,129,455	$-	$3,456,784
MML Concentrated Growth Fund, Class I	586,286	866	587,152	-	-	6,703	1,497,633
MML Equity Fund, Initial Class	779,040	29,101	343,278	464,863	9,130,165	-	2,367,945
MML Equity Income Fund, Initial Class	2,651,368	142,002	475,223	2,318,147	23,111,930	-	1,963,236
MML Focused Equity Fund, Class II	-	859,087	16,855	842,232	9,104,525	-	9,982
MML Foreign Fund, Initial Class	962,986	348,782	26,498	1,285,270	10,654,886	-	25,083
MML Fundamental Growth Fund, Class II	-	1,450,634	27,960	1,422,674	15,564,058	-	15,206
MML Fundamental Value Fund, Class II	2,002,129	108,981	624,740	1,486,370	17,494,578	-	1,467,498
MML Global Fund, Class I	1,011,877	299,711	36,530	1,275,058	11,093,008	-	105,060
MML High Yield Fund, Class II	944,872	536,414	37,630	1,443,656	15,230,566	283,648	27,243
MML Income & Growth Fund, Initial Class	312,109	806,475	23,020	1,095,564	10,002,497	-	24,938
MML Inflation-Protected and Income Fund, Initial Class	926,384	82,223	78,727	929,880	11,009,781	139,596	112,729
MML Large Cap Growth Fund, Initial Class	1,277,521	164,432	168,653	1,273,300	14,095,435	-	345,981
MML Managed Bond Fund, Initial Class	5,932,700	1,245,657	80,492	7,097,865	93,199,830	1,748,472	72,398
MML Mid Cap Growth Fund, Initial Class	1,065,088	93,908	72,597	1,086,399	14,123,192	-	446,310
MML Mid Cap Value Fund, Initial Class	1,185,032	269,280	31,482	1,422,830	15,537,299	-	59,623
MML Money Market Fund, Initial Class	50,686	-	50,686	-	-	-	(17)
MML PIMCO Total Return Fund, Class II	3,546,503	699,961	84,339	4,162,125	44,076,908	-	32,573
MML Short-Duration Bond Fund, Class II	2,834,126	155,380	435,830	2,553,676	25,792,125	745,303	145,356
MML Small Cap Growth Equity Fund, Initial Class	500,492	27,385	182,943	344,934	5,991,862	-	1,080,994
MML Small Company Value Fund, Class II	490,527	44,850	24,472	510,905	9,022,579	-	126,317
MML Small/Mid Cap Equity Fund, Initial Class	372,302	-	372,302	-	-	-	305,473
Oppenheimer Capital Appreciation Fund, Non-Service Shares*	152,708	-	152,708	-	-	-	1,232,985

40

Notes to Financial Statements (Unaudited) (Continued)

	Number of Shares Held as of 12/31/11	Purchases	Sales	Number of Shares Held as of 6/30/12	Value as of 6/30/12	Dividend Income	Net Realized Gain (Loss)
Balanced Allocation Fund (Continued)
Oppenheimer Global Securities Fund, Non-Service Shares*	363,203	26,528	76,029	313,702	$8,830,710	$197,078	$818,005
Oppenheimer Global Strategic Income Fund, Non-Service Shares*	4,205,814	980,518	101,120	5,085,212	26,951,623	1,913,519	132,086
Oppenheimer International Growth Fund, Non-Service Shares*	5,737,047	342,120	1,659,163	4,420,004	7,911,807	120,088	1,324,888

					$420,058,819	$5,154,407	$17,196,309

Moderate Allocation Fund
MML Blue Chip Growth Fund, Initial Class	7,883,233	372,968	1,662,482	6,593,719	$84,465,540	$-	$10,197,700
MML Concentrated Growth Fund, Class I	2,285,171	3,320	2,288,491	-	-	25,702	5,672,507
MML Equity Fund, Initial Class	2,709,905	94,280	1,217,274	1,586,911	31,167,821	-	8,645,741
MML Equity Income Fund, Initial Class	9,564,791	432,508	2,516,280	7,481,019	74,585,756	-	9,176,591
MML Focused Equity Fund, Class II	-	3,824,251	22,995	3,801,256	41,091,575	-	9,608
MML Foreign Fund, Initial Class	4,278,250	321,245	240,296	4,359,199	36,137,757	-	329,391
MML Fundamental Growth Fund, Class II	-	5,607,861	33,461	5,574,400	60,983,940	-	12,230
MML Fundamental Value Fund, Class II	5,304,724	324,035	518,369	5,110,390	60,149,293	-	1,247,273
MML Global Fund, Class I	3,587,624	780,511	62,126	4,306,009	37,462,275	-	182,822
MML High Yield Fund, Class II	2,660,716	1,383,175	32,844	4,011,047	42,316,543	783,718	22,286
MML Income & Growth Fund, Initial Class	1,409,629	2,191,214	23,778	3,577,065	32,658,606	-	22,465
MML Inflation-Protected and Income Fund, Initial Class	1,903,695	458,430	60,976	2,301,149	27,245,602	343,918	78,846
MML Large Cap Growth Fund, Initial Class	5,508,194	423,425	1,145,951	4,785,668	52,977,344	-	2,160,553
MML Managed Bond Fund, Initial Class	13,752,011	3,013,489	66,167	16,699,333	219,273,676	4,088,388	60,123
MML Mid Cap Growth Fund, Initial Class	3,905,750	330,158	152,286	4,083,622	53,087,090	-	492,591
MML Mid Cap Value Fund, Initial Class	4,834,722	509,113	59,108	5,284,727	57,709,222	-	107,538
MML Money Market Fund, Initial Class	137,405	-	137,405	-	-	-	(45)
MML PIMCO Total Return Fund, Class II	9,091,807	1,305,456	64,541	10,332,722	109,423,524	-	26,518
MML Short-Duration Bond Fund, Class II	8,310,107	379,007	1,761,487	6,927,627	69,969,034	2,024,340	598,091
MML Small Cap Growth Equity Fund, Initial Class	1,654,476	109,299	161,167	1,602,608	27,839,002	-	1,303,484
MML Small Company Value Fund, Class II	1,939,887	127,723	134,578	1,933,032	34,137,342	-	697,873
MML Small/Mid Cap Equity Fund, Initial Class	757,740	-	757,740	-	-	-	473,891
MML Strategic Emerging Markets Fund, Class II	171,912	1,069,742	7,762	1,233,892	11,845,361	-	(4,517)
Oppenheimer Capital Appreciation Fund, Non-Service Shares*	395,908	-	395,908	-	-	-	2,628,260
Oppenheimer Global Securities Fund, Non-Service Shares*	1,129,459	106,322	48,428	1,187,353	33,423,997	744,477	561,794
Oppenheimer Global Strategic Income Fund, Non-Service Shares*	10,736,277	1,935,944	83,637	12,588,584	66,719,496	4,728,692	101,083
Oppenheimer International Growth Fund, Non-Service Shares*	24,185,994	1,010,656	11,519,928	13,676,722	24,481,333	370,865	8,663,604

					$1,289,151,129	$13,110,100	$53,468,301

Growth Allocation Fund
MML Blue Chip Growth Fund, Initial Class	11,287,257	51,295	2,612,577	8,725,975	$111,779,741	$-	$16,010,527
MML Concentrated Growth Fund, Class I	4,051,161	5,853	4,057,014	-	-	45,305	11,173,280
MML Equity Fund, Initial Class	3,888,832	10,150	2,228,344	1,670,638	32,812,272	-	15,417,168
MML Equity Income Fund, Initial Class	13,457,219	52,765	4,702,892	8,807,092	87,806,707	-	16,875,355
MML Focused Equity Fund, Class II	-	5,839,372	93,690	5,745,682	62,110,820	-	54,658
MML Foreign Fund, Initial Class	4,780,221	1,001,705	96,407	5,685,519	47,132,956	-	103,875

41

Notes to Financial Statements (Unaudited) (Continued)

	Number of Shares Held as of 12/31/11	Purchases	Sales	Number of Shares Held as of 6/30/12	Value as of 6/30/12	Dividend Income	Net Realized Gain (Loss)
Growth Allocation Fund (Continued)
MML Fundamental Growth Fund, Class II	-	7,551,165	117,929	7,433,236	$81,319,607	$-	$61,601
MML Fundamental Value Fund, Class II	6,488,024	44,038	347,421	6,184,641	72,793,219	-	820,394
MML Global Fund, Class I	4,993,725	395,210	139,975	5,248,960	45,665,949	-	384,553
MML High Yield Fund, Class II	2,336,290	873,017	70,276	3,139,031	33,116,775	643,139	50,014
MML Income & Growth Fund, Initial Class	562,338	3,129,555	66,662	3,625,231	33,098,358	-	79,081
MML Inflation-Protected and Income Fund, Initial Class	2,087,561	34,610	312,571	1,809,600	21,425,663	280,480	580,088
MML Large Cap Growth Fund, Initial Class	7,033,144	203,021	467,049	6,769,116	74,934,112	-	953,672
MML Managed Bond Fund, Initial Class	8,807,144	2,217,199	139,956	10,884,387	142,919,463	2,769,610	113,744
MML Mid Cap Growth Fund, Initial Class	5,675,655	84,506	236,797	5,523,364	71,803,738	-	734,104
MML Mid Cap Value Fund, Initial Class	7,030,963	47,806	326,518	6,752,251	73,734,583	-	566,890
MML Money Market Fund, Initial Class	158,878	-	158,878	-	-	-	(53)
MML PIMCO Total Return Fund, Class II	5,398,947	1,235,242	108,976	6,525,213	69,102,007	-	39,347
MML Short-Duration Bond Fund, Class II	5,574,388	134,400	1,468,080	4,240,708	42,831,151	1,271,924	499,820
MML Small Cap Growth Equity Fund, Initial Class	2,582,822	19,789	184,608	2,418,003	42,003,287	-	1,522,031
MML Small Company Value Fund, Class II	2,999,794	21,519	267,733	2,753,580	48,628,225	-	1,380,699
MML Small/Mid Cap Equity Fund, Initial Class	890,443	-	890,443	-	-	-	1,005,852
MML Strategic Emerging Markets Fund, Class II	135,330	2,482,622	43,049	2,574,903	24,719,066	-	26,615
Oppenheimer Capital Appreciation Fund, Non-Service Shares*	773,453	-	773,453	-	-	-	6,263,668
Oppenheimer Global Securities Fund, Non-Service Shares*	1,398,118	106,311	39,564	1,464,865	41,235,939	923,170	450,251
Oppenheimer Global Strategic Income Fund, Non-Service Shares*	6,653,145	735,950	138,385	7,250,710	38,428,764	2,736,006	186,519
Oppenheimer International Growth Fund, Non-Service Shares*	39,084,869	381,049	21,618,665	17,847,253	31,946,583	486,404	16,591,460

					$1,331,348,985	$9,156,038	$91,945,213

Aggressive Allocation Fund
MML Blue Chip Growth Fund, Initial Class	684,254	23,639	138,578	569,315	$7,292,920	$-	$847,508
MML Concentrated Growth Fund, Class I	254,295	-	254,295	-	-	2,794	535,501
MML Equity Fund, Initial Class	248,136	3,954	159,414	92,676	1,820,213	-	777,773
MML Equity Income Fund, Initial Class	735,498	24,503	180,107	579,894	5,781,539	-	689,393
MML Focused Equity Fund, Class II	-	398,356	19,773	378,583	4,092,485	-	13,124
MML Foreign Fund, Initial Class	322,056	56,408	20,656	357,808	2,966,229	-	19,739
MML Fundamental Growth Fund, Class II	-	504,476	23,937	480,539	5,257,100	-	14,977
MML Fundamental Value Fund, Class II	574,883	18,340	187,548	405,675	4,774,796	-	437,193
MML Global Fund, Class I	329,753	23,002	19,325	333,430	2,900,843	-	49,973
MML High Yield Fund, Class II	56,055	39,460	4,770	90,745	957,364	18,373	2,934
MML Income & Growth Fund, Initial Class	75,311	146,709	12,684	209,336	1,911,241	-	14,950
MML Inflation-Protected and Income Fund, Initial Class	107,192	2,830	59,770	50,252	594,981	7,710	61,025
MML Large Cap Growth Fund, Initial Class	433,918	43,934	36,721	441,131	4,883,324	-	72,443
MML Managed Bond Fund, Initial Class	123,732	136,728	6,505	253,955	3,334,601	63,940	3,139
MML Mid Cap Growth Fund, Initial Class	412,616	17,604	38,592	391,628	5,091,162	-	115,916
MML Mid Cap Value Fund, Initial Class	425,923	78,525	27,278	477,170	5,210,696	-	67,093
MML PIMCO Total Return Fund, Class II	144,356	8,062	8,799	143,619	1,520,930	-	4,449
MML Short-Duration Bond Fund, Class II	102,340	2,993	52,542	52,791	533,188	15,693	10,583
MML Small Cap Growth Equity Fund, Initial Class	185,498	8,537	17,630	176,405	3,064,336	-	90,345
MML Small Company Value Fund, Class II	221,987	9,208	36,719	194,476	3,434,451	-	190,180
MML Small/Mid Cap Equity Fund, Initial Class	50,626	-	50,626	-	-	-	(2,069)

42

Notes to Financial Statements (Unaudited) (Continued)

	Number of Shares Held as of 12/31/11	Purchases	Sales	Number of Shares Held as of 6/30/12	Value as of 6/30/12	Dividend Income	Net Realized Gain (Loss)
Aggressive Allocation Fund (Continued)
MML Strategic Emerging Markets Fund, Class II	9,853	215,784	11,154	214,483	$2,059,032	$-	$571
Oppenheimer Capital Appreciation Fund, Non-Service Shares*	53,378	-	53,378	-	-	-	303,810
Oppenheimer Global Securities Fund, Non-Service Shares*	70,751	28,495	5,376	93,870	2,642,445	59,314	55,485
Oppenheimer Global Strategic Income Fund, Non-Service Shares*	131,332	18,362	7,582	142,112	753,193	53,755	620
Oppenheimer International Growth Fund, Non-Service Shares*	2,471,111	68,598	1,350,582	1,189,127	2,128,537	32,493	963,669

					$73,005,606	$254,072	$5,340,324

*	Fund advised by OppenheimerFunds, Inc.

8.	Indemnifications

Under the Funds’ organizational documents, current and former Trustees and Officers are provided with specified rights to indemnification against liabilities arising in connection with the performance of their duties to the Funds, and shareholders are indemnified against personal liability for obligations of the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

43

Other Information (Unaudited)

Proxy Voting

A description of the policies and procedures that each Fund’s investment adviser uses to vote proxies relating to the Fund’s portfolio securities is available, without charge, upon request, by calling 1-888-309-3539, and on the SEC’s website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available, without charge, upon request, on the MassMutual website at http://www.massmutual.com/funds and on the SEC’s website at http://www.sec.gov.

Quarterly Reporting

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

Trustees’ Approval of Investment Advisory Contracts

At their meetings in April and May 2012, the Contract Committee (the “Committee”) and the Trustees, including the Trustees who are not “interested persons” (as such term is defined in the 1940 Act) of the Trust or MassMutual (the “Independent Trustees”), re-approved the existing advisory agreements (collectively, the “Contracts”) for each of the Conservative Allocation Fund, Balanced Allocation Fund, Moderate Allocation Fund, Growth Allocation Fund, Aggressive Allocation Fund, American Funds Growth Fund, American Funds International Fund, and American Funds Core Allocation Fund. In preparation for the meetings, the Trustees requested, and MassMutual provided in advance, certain materials relevant to the consideration of the Contracts (the “Meeting Materials”). In all of their deliberations, the Trustees were advised by independent counsel.

The Committee received in advance of the meetings (i) a memorandum from MassMutual discussing the nature and quality of the services it provides as investment manager to the Funds; (ii) a profitability analysis prepared by MassMutual; and (iii) a fee and performance study report (the “Third-Party Report”) with respect to each Fund prepared by an independent third-party vendor (the “Third-Party”). The Third Party Report provided detailed comparative management fee, total expense, and performance information for each Fund to assist the Committee in its evaluation of the Contracts. The Committee also considered information presented to it throughout the year regarding MassMutual.

The Committee considered the nature, scope, and quality of services MassMutual provides to the Funds, including: (i) the financial condition, stability, and business strategy of MassMutual; (ii) the capabilities of MassMutual with respect to regulatory compliance and its ability to monitor compliance with the investment policies of the Funds; (iii) MassMutual’s ability to provide investment oversight and administrative and shareholder services to the Funds; and (iv) the experience and qualifications of the personnel of MassMutual that perform, or oversee the performance of, the services provided to the Funds and the needs of the Funds for administrative and shareholder services.

The Committee then reviewed and considered, for each Fund separately, the detailed information presented in the Third-Party Report regarding: (i) Fund expenses, including, among other things, both the Fund’s advisory fee and total net expense ratio against peer funds; and (ii) the Fund’s relative performance (over various time periods against peer funds and a benchmark index). In connection with the Committee’s review, MassMutual provided commentary and analysis regarding each Fund’s performance and expenses. The Committee also noted that it had received in the Meeting Materials or during the course of the past year, detailed information regarding MassMutual’s ability to provide investment oversight and administrative and shareholder services to the Funds. MassMutual reviewed with the Committee in detail the work MassMutual does in its oversight, administrative, and shareholder servicing roles, the expertise it brings to these roles, the size of its teams, and the financial commitment it has made to providing those services. Throughout the discussion, MassMutual responded to Committee members’ questions and provided additional information concerning each Fund.

44

Other Information (Unaudited) (Continued)

The Committee reviewed the expense and performance information for each Fund. (References to any one-year or three-year period below are to periods ended December 31, 2011. In all cases, the comparative expense information is that of a Fund’s “peer group” and the comparative performance information is that of a Fund’s “performance category.”)

The Committee considered that, in the case of a number of Funds, expense information showed the Funds to be in the second quartile of their peer groups (favorable), and performance information showed the Funds to have had first or second quartile investment performance in their performance categories for the most recent one- and three-year periods. These Funds included the Conservative Allocation Fund, Moderate Allocation Fund, Growth Allocation Fund, and Aggressive Allocation Fund. The Committee reviewed this information with MassMutual, and determined that further inquiry was not required at this time.

The Committee noted that both the American Funds International Fund and the Balanced Allocation Fund had total net expense ratios that were in the first quartile, and three-year performance records in the first quartile, but with one-year performance records slightly below the second quartile (53rd and 52nd percentiles, respectively). The Committee discussed factors that led to the short-term underperformance and determined that further inquiry was not required at this time.

The Committee considered information regarding the American Funds Growth Fund and American Funds Core Allocation Fund, which had underperformed in recent periods compared to their peers. The Committee considered a special supplement prepared by the Third Party to provide more comprehensive comparative expense information, correcting for the fact that funds of funds may incur expenses at the fund of funds level or at the underlying fund level, and that the difference may affect comparative expense information. They noted that, on the basis of that information, one of the Funds had a total net expense ratio in the first comparative quartile (Growth) and one had a total net expense ratio in the third comparative quartile (Core Allocation — 54th percentile). The Committee noted that the American Funds Core Allocation Fund had realized a substantial improvement in comparative performance from the one-year to the three-year period (79th percentile to 33rd percentile). The Committee noted that the Growth Fund’s comparative performance had fallen from the second to the third quartile during this period, and considered MassMutual’s assertions that the Fund had had strong performance in 2009 and 2010, but had experienced a decline in performance in 2011 due largely to its high weighting in international stocks.

In conjunction with its review of the Third-Party Report, the Committee also reviewed and considered information included in the Meeting Materials, or discussed at the meeting, concerning economies of scale and the profitability of MassMutual’s advisory relationship with the various Funds, including: (i) a description of the revenue (including management fees and administrative and shareholder services fees, as applicable) and expense allocation methodology employed by MassMutual; and (ii) profitability information for each individual Fund. The discussions included consideration of the intangible benefits derived by MassMutual and its affiliates resulting from their relationships with the Funds and the so-called “fallout benefits” to MassMutual, such as any reputational value derived from serving as investment adviser to the Funds.

Prior to the votes being taken to approve the Contracts, the Committee met separately in executive session to discuss the appropriateness of such contracts. The Committee weighed the foregoing matters in light of the advice given to them by their independent legal counsel as to the law applicable to the review of investment advisory contracts. In arriving at a decision, the Committee did not identify any single matter as all-important or controlling. The foregoing summary does not detail all of the matters considered.

As to each of the Funds, the Committee concluded that: (i) overall, it was satisfied with the nature, extent, and quality of services provided, and expected to be provided in the future, under the Contracts, including the level of MassMutual’s oversight of each Fund; (ii) MassMutual’s levels of profitability from its relationship with the various Funds were not excessive and the advisory fees payable under the Contracts and each Fund’s total net expenses are fair and reasonable; (iii) either the relative or absolute performance of a Fund (in each case, taking into account the applicable investment strategy and risk profile of the Fund), or the steps MassMutual has proposed in respect of the underperformance of a Fund, are sufficient to warrant continuation of the Contract for each of the Funds; and (iv) the terms of the Contracts were fair and reasonable with respect to each Fund and were in the best interests of each Fund’s shareholders.

45

Other Information (Unaudited) (Continued)

Fund Expenses June 30, 2012

Expense Examples:

The following information is in regards to expenses for the six months ended June 30, 2012:

As a shareholder of the Funds, you incur ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested for the six months ended June 30, 2012.

Actual Expenses:

The first four columns of the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Operating Expenses Incurred” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:

The last two columns of the table below provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the last two columns of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Value	Annualized Expense Ratio	Ending Value (Based on Actual Returns and Expenses)	Operating Expenses Incurred*	Ending Value (Based on Hypothetical Returns and Expenses)	Operating Expenses Incurred*
Conservative Allocation Fund
Initial Class	$1,000	0.13%	$1,054.70	$0.66	$1,024.10	$0.65
Service Class	1,000	0.38%	1,054.00	1.93	1,022.80	1.90
Balanced Allocation Fund
Initial Class	1,000	0.13%	1,059.60	0.66	1,024.10	0.65
Service Class	1,000	0.38%	1,057.90	1.93	1,022.80	1.90
Moderate Allocation Fund
Initial Class	1,000	0.12%	1,061.80	0.61	1,024.10	0.60
Service Class	1,000	0.37%	1,061.10	1.89	1,022.90	1.85
Growth Allocation Fund
Initial Class	1,000	0.12%	1,067.20	0.61	1,024.10	0.60
Service Class	1,000	0.37%	1,066.40	1.89	1,022.90	1.85

46

Other Information (Unaudited) (Continued)

	Beginning Value	Annualized Expense Ratio	Ending Value (Based on Actual Returns and Expenses)	Operating Expenses Incurred*	Ending Value (Based on Hypothetical Returns and Expenses)	Operating Expenses Incurred*
Aggressive Allocation Fund
Initial Class	$1,000	0.20%	$1,071.30	$1.02	$1,023.70	$1.00
Service Class	1,000	0.45%	1,069.50	2.30	1,022.50	2.25
American Funds Growth Fund
Service Class I**	1,000	1.05%	1,080.10	5.40	1,019.50	5.24
American Funds International Fund
Service Class I**	1,000	1.24%	1,041.50	6.26	1,018.60	6.19
American Funds Core Allocation Fund
Service Class I	1,000	0.74%	1,059.00	3.77	1,021.10	3.70

*	Expenses are calculated using the annualized expense ratio for the six months ended June 30, 2012, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year, unless stated otherwise.
**	The annualized expense ratio reflects the expenses of both the Feeder Fund and the Master Fund in which it invests.

47

Distributor:

MML Distributors, LLC

1295 State Street

Springfield, MA 01111-0001

©2012 Massachusetts Mutual Life Insurance Company, Springfield, MA 01111-0001. All rights reserved. www.massmutual.com. MassMutual
Financial Group is a marketing name for Massachusetts Mutual Life Insurance Company (MassMutual) and its affiliated companies and sales representatives.	L4540b 712 CRN201309-153831

MML Series Investment Fund
Semiannual Report

This semiannual report pertains to certain funds offered through the Series. Your variable product prospectus will list which of these funds are available through your variable product.

June 30, 2012

MassMutual
FINANCIAL GROUP®

We'll help you get there.®

This material must be preceded or accompanied by a current prospectus (or summary prospectus, if available) for the MML Series Investment Fund. Investors should consider a Fund’s investment objective, risks, and charges and expenses carefully before investing. This and other information about the investment company is available in the prospectus (or summary prospectus, if available). Read it carefully before investing.

MML Series Investment Fund – President’s Letter to Shareholders

To Our Shareholders

Richard J. Byrne

“The first six months of 2012 remind us that it is impossible to predict what the financial markets will do, particularly over short periods of time. Our longstanding belief is that investors should avoid being swayed by the latest news out of Wall Street (or even Europe). Knowing that unexpected events affect the markets all the time, it is critical to plan ahead and maintain an investment strategy that relies on solid investment fundamentals. Your financial professional can likely provide invaluable assistance in this effort.”

June 30, 2012

Welcome to the MML Series Investment Fund Semiannual Report covering the six months ended June 30, 2012. Investors continued to navigate numerous economic and geo-political challenges and drove major U.S. and international stock indexes higher during the period, with U.S. stocks leading the way. On the U.S. economic front, the unemployment level remained in a tight range of between 8.1% and 8.3%, with some storm clouds on the horizon in the form of increased jobless claims in June 2012 – and the creation of fewer-than-projected new jobs during the period. Conversely, the housing market showed some signs of recovery, including a 5.9% increase in pending sales of existing homes throughout the country in June that largely reversed the 5.5% dip that occurred in May. The price of crude oil rose to a peak of nearly $110 per barrel in late February, dropped 29% to slightly more than $78 in mid-June, and rebounded somewhat by the end of the quarter to about $85. Oil’s overall decline during the period undermined the performance of energy stocks, but provided consumers with some relief in the form of lower prices at the gas pump. The price of gold rose in January and February before reversing course to finish essentially flat for the six-month period.

For the first half of 2012, the technology-heavy NASDAQ Composite® Index returned 13.30%, the large-cap stock S&P 500® Index advanced 9.48%, the small-cap stock Russell 2000® Index gained 8.53%, and the blue-chip stock Dow Jones Industrial AverageSM (the “Dow”) rose 6.82%. Foreign stocks from both developed and emerging markets trailed their U.S. counterparts significantly, as indicated by the MSCI® EAFE® Index’s return of 2.96%, representing foreign developed markets, and the 3.94% advance of the MSCI Emerging Markets Index. U.S. fixed-income investments advanced modestly, with the Barclays U.S. Aggregate Bond Index returning 2.37%.*

Key events that defined the period

The year started off with a significant rally that lifted stocks here and abroad, as share prices ground out steady gains punctuated by brief and shallow corrections during the first quarter of 2012. Evidence of an improving U.S. economy and investors who were mainly undaunted by Europe’s ongoing sovereign debt crisis were the primary factors driving the market’s gains through March. As the period progressed, data pointing to an economic slowdown in the U.S. and increasing investor concerns over Europe were primarily responsible for the volatility that characterized much of the second quarter, particularly April and May.

In January 2012, Standard & Poor’s downgraded the government debt of France, Spain, Italy, and Austria on concerns over high debt levels and the countries’ significant need to refinance in 2013. In February, the European Union downgraded its growth outlook for the region’s economies, raising new questions about the virtues of austerity plans and setting the stage for renegotiation of the budget-deficit targets for some member states. Continued improvements in U.S. economic data drove a higher level of confidence among investors for a firmer economic recovery. Encouraging economic data during February included a solid decline in claims for unemployment benefits. In March, Greece successfully passed a sovereign debt restructuring that cut its debt by approximately $140 billion. That same month, Chinese Premier Wen Jiabao cut that country’s 2012 target growth rate to 7.5%. Here at home, the economy strengthened, personal spending increased, and incomes also grew modestly.

*	Indexes are unmanaged, do not incur fees or expenses and cannot be purchased directly for investment.

(Continued)

MML Series Investment Fund – President’s Letter to Shareholders (Continued)

April began with the release of the minutes from the Federal Open Market Committee’s (“FOMC”) most recent meeting at which the Federal Reserve (the “Fed”) made no changes to key interest rates, but kept “Operation Twist” in place. Under Operation Twist, the Fed has been selling shorter-term U.S. Treasury securities and using the proceeds to buy those with longer terms in an effort to lower long-term interest rates. The FOMC minutes stated that economic conditions were “expected to warrant an exceptionally low federal funds rate through late 2014.” In June, the Fed announced that Operation Twist would continue through the end of 2012.

News from Europe and China was mixed in April and enough to trigger volatility in equity markets here and abroad. Prices on Spanish and Italian debt fell after rallying earlier in the year. In May, economic reports pointed to the potential for a slowdown in U.S. economic growth, and concerns over the European economy and the fate of the euro zone dominated the markets. Signals from Europe indicated deeper economic weakness and concern over Greece’s potential exit from the euro as its national currency. Germany reported larger-than-expected gains in factory orders and a surprise gain in industrial output, and China reported slower export growth and the country’s lowest industrial production growth since 2009. In June, the positive reaction to the election of a pro-austerity government in Greece was overshadowed by news that the yield of Spanish 10-year bonds hit an all-time high of more than 7%, driving Spain’s borrowing costs to potentially unsustainable levels.

On June 28, three months after conducting hearings on the subject, the U.S. Supreme Court revealed that it had voted five to four to uphold the Affordable Care Act, the health care law signed by President Obama in 2010. The ruling left the law essentially intact, with most mandates taking effect in 2014.

The second quarter, which seemed to contain an especially busy news cycle of both positive and negative developments, ended with some good news for investors when Germany’s finance minister signaled the country’s potential willingness to take action sooner than expected to support short-term measures that would offer the euro zone additional bailout funds. Additionally, strong earnings announcements helped support stock prices in the U.S., and companies with noteworthy names from across numerous industries reported solid results.

Keeping it in perspective

The first six months of 2012 remind us that it is impossible to predict what the financial markets will do, particularly over short periods of time. Our longstanding belief is that investors should avoid being swayed by the latest news out of Wall Street (or even Europe). Knowing that unexpected events affect the markets all the time, it is critical to plan ahead and maintain an investment strategy that relies on solid investment fundamentals. Your financial professional can likely provide invaluable assistance in this effort.

Thank you for your continued confidence in MassMutual. We continue to work diligently to help you take the steps you need to take to prepare for a more secure financial future, despite what may be occurring in the financial markets – or the world.

Sincerely,

Richard J. Byrne

President

The information provided is the opinion of MassMutual Retirement Services Investment Services as of 7/1/12 and is subject to change without notice. It is not to be construed as tax, legal or investment advice. Of course, past performance does not guarantee future results.

MML Series Investment Fund – Portfolio Summaries

What is the investment approach of MML Equity Income Fund, and who is the Fund’s subadviser?

The Fund seeks dividend income and long-term capital growth by investing primarily in the common stocks of established companies. Under normal circumstances, the Fund invests at least 80% of its net assets in common stocks, with 65% in the common stocks of well-established companies paying above-average dividends. The Fund’s subadviser currently considers well-established companies to mean companies that it considers to be seasoned companies with relatively long operating histories. The Fund’s subadviser is T. Rowe Price Associates, Inc. (T. Rowe Price).

MML Equity Income Fund Largest Holdings (% of Net Assets) on 6/30/12 (Unaudited)

General Electric Co.	2.9%
Chevron Corp.	2.7%
Exxon Mobil Corp.	2.3%
JP Morgan Chase & Co.	2.3%
AT&T, Inc.	2.0%
Wells Fargo & Co.	2.0%
American Express Co.	1.8%
U.S. Bancorp	1.7%
Royal Dutch Shell PLC A Shares Sponsored ADR (United Kingdom)	1.7%
3M Co.	1.4%

20.8%

MML Equity Income Fund Sector Table (% of Net Assets) on 6/30/12 (Unaudited)

Financial	19.1%
Industrial	14.4%
Consumer, Non-cyclical	13.8%
Energy	12.9%
Communications	11.7%
Consumer, Cyclical	7.2%
Utilities	6.7%
Basic Materials	5.9%
Technology	4.5%

Total Long-Term Investments	96.2%
Short-Term Investments and Other Assets and Liabilities	3.8%

Net Assets	100.0%

MML Series Investment Fund – Portfolio Summaries (Continued)

What is the investment approach of MML Foreign Fund, and who is the Fund’s subadviser?

The Fund seeks long-term capital growth by investing, under normal circumstances, at least 80% of its net assets in investments of issuers located outside of the U.S., including those in emerging markets. Under normal market conditions, the Fund invests predominantly in equity securities, primarily common stocks, and, while there are no set percentage targets, the Fund invests primarily to predominantly in large- to medium-capitalization companies with market capitalization values greater than $2 billion and may invest a portion to a significant amount in smaller companies. The Fund’s subadviser is Templeton Investment Counsel, LLC (Templeton).

MML Foreign Fund Largest Holdings (% of Net Assets) on 6/30/12 (Unaudited)

Samsung Electronics Co., Ltd.	2.4%
Sanofi	2.4%
Vodafone Group PLC Sponsored ADR (United Kingdom)	2.1%
Telenor ASA	2.1%
Royal Dutch Shell PLC Class B	2.1%
DBS Group Holdings, Ltd.	2.0%
GlaxoSmithKline PLC	1.9%
HSBC Holdings PLC	1.9%
Roche Holding AG	1.8%
BNP Paribas	1.7%

20.4%

MML Foreign Fund Sector Table (% of Net Assets) on 6/30/12 (Unaudited)

Financial	22.8%
Communications	15.2%
Consumer, Non-cyclical	14.1%
Energy	10.5%
Consumer, Cyclical	9.5%
Industrial	9.0%
Basic Materials	6.4%
Technology	6.3%
Utilities	2.0%
Diversified	0.6%

Total Long-Term Investments	96.4%
Short-Term Investments and Other Assets and Liabilities	3.6%

Net Assets	100.0%

MML Foreign Fund Country Weightings (% of Net Assets) on 6/30/12 (Unaudited)

United Kingdom	20.7%
Germany	10.9%
France	10.2%
Switzerland	9.6%
Japan	6.3%
Netherlands	5.9%
Hong Kong	4.5%
Republic of Korea	4.3%
Singapore	4.3%
Norway	3.8%
Brazil	2.8%
Italy	2.6%
Spain	2.2%
Taiwan	1.5%
Sweden	1.3%
China	1.1%
Canada	1.1%
Ireland	1.0%
India	0.9%
Russia	0.6%
Austria	0.4%
South Africa	0.4%

Total Long-Term Investments	96.4%
Short-Term Investments and Other Assets and Liabilities	3.6%

Net Assets	100.0%

MML Series Investment Fund – Portfolio Summaries (Continued)

What is the investment approach of MML Global Fund, and who is the Fund’s subadviser?

The Fund seeks long-term capital appreciation by investing primarily in the equity securities of U.S. and foreign companies, including companies in developed and emerging markets. Equity securities may include common stocks, depositary receipts, preferred stocks, securities convertible into common or preferred stock, rights, and warrants. The Fund’s subadviser is Massachusetts Financial Services Company (MFS).

MML Global Fund Largest Holdings (% of Net Assets) on 6/30/12 (Unaudited)

Nestle SA	3.1%
Linde AG	3.0%
The Walt Disney Co.	2.9%
Diageo PLC	2.5%
Heineken NV	2.5%
Reckitt Benckiser Group PLC	2.4%
Oracle Corp.	2.1%
Honeywell International, Inc.	1.9%
Accenture PLC Class A	1.9%
Visa, Inc. Class A	1.9%

24.2%

MML Global Fund Sector Table (% of Net Assets) on 6/30/12 (Unaudited)

Consumer, Non-cyclical	28.2%
Industrial	16.7%
Financial	12.4%
Basic Materials	11.8%
Technology	8.6%
Consumer, Cyclical	8.5%
Communications	7.0%
Energy	2.6%
Diversified	1.8%
Utilities	0.3%

Total Long-Term Investments	97.9%
Short-Term Investments and Other Assets and Liabilities	2.1%

Net Assets	100.0%

MML Global Fund Country Weightings (% of Net Assets) on 6/30/12 (Unaudited)

United States	43.2%
United Kingdom	10.8%
France	9.4%
Switzerland	8.6%
Germany	7.4%
Japan	4.3%
Netherlands	3.8%
Ireland	1.9%
Canada	1.8%
Sweden	1.4%
Netherlands Antilles	1.0%
Republic of Korea	0.9%
Denmark	0.7%
India	0.5%
Czech Republic	0.5%
Brazil	0.4%
Austria	0.4%
Spain	0.3%
Bermuda	0.3%
Israel	0.3%

Total Long-Term Investments	97.9%
Short-Term Investments and Other Assets and Liabilities	2.1%

Net Assets	100.0%

MML Series Investment Fund – Portfolio Summaries (Continued)

What is the investment approach of MML Growth & Income Fund, and who is the Fund’s subadviser?

The Fund seeks capital appreciation and income. Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities and equity-related securities, including convertible securities, preferred stocks, options, and warrants, of U.S. companies with market capitalizations at the time of purchase greater than $1 billion. The Fund’s subadviser is Massachusetts Financial Services Company (MFS).

MML Growth & Income Fund Largest Holdings (% of Net Assets) on 6/30/12 (Unaudited)

Apple, Inc.	4.6%
Exxon Mobil Corp.	2.6%
Danaher Corp.	2.6%
The Walt Disney Co.	2.5%
Philip Morris International, Inc.	2.3%
Pfizer, Inc.	2.3%
JP Morgan Chase & Co.	2.3%
Oracle Corp.	2.1%
Google, Inc. Class A	2.1%
The Procter & Gamble Co.	2.0%

25.4%

MML Growth & Income Fund Sector Table (% of Net Assets) on 6/30/12 (Unaudited)

Consumer, Non-cyclical	24.7%
Financial	14.9%
Technology	13.5%
Industrial	13.2%
Energy	10.1%
Communications	9.8%
Consumer, Cyclical	5.8%
Basic Materials	3.2%
Utilities	3.1%
Diversified	0.9%

Total Long-Term Investments	99.2%
Short-Term Investments and Other Assets and Liabilities	0.8%

Net Assets	100.0%

MML Series Investment Fund – Portfolio Summaries (Continued)

What is the investment approach of MML Income & Growth Fund, and who is the Fund’s subadviser?

The Fund seeks long-term total return and current income. The Fund invests primarily in equity securities of dividend paying companies that the Fund’s subadviser believes will both increase in value over the long term and provide current income. Equity securities may include common stocks, preferred stocks, securities convertible into common or preferred stock, rights, and warrants. The Fund’s subadviser is BlackRock Investment Management, LLC (BlackRock).

MML Income & Growth Fund Largest Holdings (% of Net Assets) on 6/30/12 (Unaudited)

Chevron Corp.	3.1%
Wells Fargo & Co.	2.9%
JP Morgan Chase & Co.	2.5%
Exxon Mobil Corp.	2.2%
Pfizer, Inc.	2.1%
Philip Morris International, Inc.	2.0%
International Business Machines Corp.	2.0%
AT&T, Inc.	1.9%
The Home Depot, Inc.	1.9%
Verizon Communications, Inc.	1.8%

22.4%

MML Income & Growth Fund Sector Table (% of Net Assets) on 6/30/12 (Unaudited)

Consumer, Non-cyclical	19.9%
Financial	15.0%
Industrial	14.4%
Energy	12.3%
Communications	8.4%
Utilities	8.3%
Consumer, Cyclical	7.0%
Basic Materials	6.9%
Technology	4.6%

Total Long-Term Investments	96.8%
Short-Term Investments and Other Assets and Liabilities	3.2%

Net Assets	100.0%

MML Income & Growth Fund Country Weightings (% of Net Assets) on 6/30/12 (Unaudited)

United States	82.3%
Canada	6.2%
United Kingdom	2.4%
Australia	2.3%
France	1.3%
Netherlands	1.1%
Switzerland	0.7%
Netherlands Antilles	0.5%

Total Long-Term Investments	96.8%
Short-Term Investments and Other Assets and Liabilities	3.2%

Net Assets	100.0%

MML Series Investment Fund – Portfolio Summaries (Continued)

What is the investment approach of MML Large Cap Growth Fund, and who is the Fund’s subadviser?

The Fund seeks long-term capital appreciation by investing primarily in large-capitalization companies that the Fund’s subadviser believes offer the potential for long-term growth. Under normal circumstances, the Fund invests at least 80% of its net assets in the common stocks of companies whose market capitalizations at the time of purchase are within the market capitalization range of companies included in the Russell 1000® Growth Index. The Fund’s subadviser is Rainier Investment Management, Inc. (Rainier).

MML Large Cap Growth Fund Largest Holdings (% of Net Assets) on 6/30/12 (Unaudited)

Apple, Inc.	6.8%
Microsoft Corp.	3.2%
Google, Inc. Class A	2.8%
Philip Morris International, Inc.	2.4%
Costco Wholesale Corp.	2.3%
American Tower Corp.	2.2%
eBay, Inc.	2.2%
QUALCOMM, Inc.	2.2%
Precision Castparts Corp.	2.0%
MasterCard, Inc. Class A	1.9%

28.0%

MML Large Cap Growth Fund Sector Table (% of Net Assets) on 6/30/12 (Unaudited)

Consumer, Non-cyclical	23.2%
Technology	21.4%
Consumer, Cyclical	14.1%
Communications	12.2%
Industrial	11.8%
Financial	5.4%
Basic Materials	4.6%
Energy	4.2%

Total Long-Term Investments	96.9%
Short-Term Investments and Other Assets and Liabilities	3.1%

Net Assets	100.0%

MML Series Investment Fund – Portfolio Summaries (Continued)

What is the investment approach of MML Mid Cap Growth Fund, and who is the Fund’s subadviser?

The Fund seeks long-term capital appreciation by investing primarily in equity securities of mid-capitalization companies that the Fund’s subadviser believes offer the potential for above-average earnings growth. Under normal circumstances, the Fund invests at least 80% of its net assets in a broadly diversified portfolio of common stocks of mid-cap companies whose earnings the subadviser expects to grow at a faster rate than the average company. The Fund’s subadviser is T. Rowe Price Associates, Inc. (T. Rowe Price).

MML Mid Cap Growth Fund Largest Holdings (% of Net Assets) on 6/30/12 (Unaudited)

AMETEK, Inc.	2.0%
IHS, Inc. Class A	1.9%
Dollar General Corp.	1.8%
Roper Industries, Inc.	1.8%
T. Rowe Price Government Reserve Investment Fund	1.7%
DENTSPLY International, Inc.	1.5%
Gartner, Inc.	1.4%
Nuance Communications, Inc.	1.4%
Textron, Inc.	1.4%
SXC Health Solutions Corp.	1.4%

16.3%

MML Mid Cap Growth Fund Sector Table (% of Net Assets) on 6/30/12 (Unaudited)

Consumer, Non-cyclical	25.6%
Industrial	17.1%
Technology	16.1%
Consumer, Cyclical	12.1%
Communications	7.1%
Energy	6.2%
Financial	6.1%
Basic Materials	2.7%
Mutual Funds	1.7%
Utilities	1.3%

Total Long-Term Investments	96.0%
Short-Term Investments and Other Assets and Liabilities	4.0%

Net Assets	100.0%

MML Series Investment Fund – Portfolio Summaries (Continued)

What is the investment approach of MML Mid Cap Value Fund, and who is the Fund’s subadviser?

The Fund seeks long-term capital growth. Income is a secondary objective. The Fund invests primarily in equity securities of mid-capitalization companies that the Fund’s subadviser believes offer prospects for long-term capital growth. Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of medium-size companies. The Fund’s subadviser is American Century Investment Management, Inc. (American Century).

MML Mid Cap Value Fund Largest Holdings (% of Net Assets) on 6/30/12 (Unaudited)

Republic Services, Inc.	3.3%
Northern Trust Corp.	2.6%
CareFusion Corp.	1.9%
Imperial Oil Ltd.	1.9%
Ralcorp Holdings, Inc.	1.9%
Lowe’s Cos., Inc.	1.8%
Great Plains Energy, Inc.	1.6%
Tyco International Ltd.	1.6%
Zimmer Holdings, Inc.	1.6%
Applied Materials, Inc.	1.5%

19.7%

MML Mid Cap Value Fund Sector Table (% of Net Assets) on 6/30/12 (Unaudited)

Financial	23.7%
Consumer, Non-cyclical	19.6%
Industrial	15.8%
Utilities	11.8%
Consumer, Cyclical	8.6%
Energy	7.1%
Communications	4.4%
Technology	4.2%
Basic Materials	2.6%
Mutual Funds	1.0%

Total Long-Term Investments	98.8%
Short-Term Investments and Other Assets and Liabilities	1.2%

Net Assets	100.0%

MML Series Investment Fund – Portfolio Summaries (Continued)

What is the investment approach of MML Small Company Value Fund, and who is the Fund’s subadviser?

The Fund seeks long-term capital appreciation by investing primarily in equity securities that the Fund’s subadviser believes are undervalued. Under normal circumstances, the Fund invests at least 80% of its net assets in the securities of companies whose market capitalizations at the time of purchase are within the market capitalization range of companies included in the Russell 2000® Index. The Fund’s subadviser is T. Rowe Price Associates, Inc. (T. Rowe Price).

MML Small Company Value Fund Largest Holdings (% of Net Assets) on 6/30/12 (Unaudited)

ProAssurance Corp.	2.4%
Aaron’s, Inc.	2.3%
Landstar System, Inc.	2.2%
Beacon Roofing Supply, Inc.	1.7%
East West Bancorp, Inc.	1.6%
Genesee & Wyoming, Inc. Class A	1.6%
Owens & Minor, Inc.	1.5%
Nordson Corp.	1.5%
SVB Financial Group	1.5%
AptarGroup, Inc.	1.5%

17.8%

MML Small Company Value Fund Sector Table (% of Net Assets) on 6/30/12 (Unaudited)

Industrial	26.9%
Financial	22.5%
Consumer, Cyclical	12.5%
Consumer, Non-cyclical	10.2%
Basic Materials	9.6%
Utilities	4.6%
Energy	3.9%
Technology	3.8%
Communications	3.1%
Mutual Funds	0.7%

Total Long-Term Investments	97.8%
Short-Term Investments and Other Assets and Liabilities	2.2%

Net Assets	100.0%

MML Series Investment Fund – Portfolio Summaries (Continued)

What is the investment approach of MML Small/Mid Cap Value Fund, and who is the Fund’s subadviser?

The Fund seeks long-term total return by investing primarily in securities that the subadviser believes to be undervalued. Under normal circumstances, the Fund invests at least 80% of its net assets in securities of small- and mid-cap companies. The Fund’s subadviser is AllianceBernstein L.P. (AllianceBernstein).

MML Small/Mid Cap Value Fund Largest Holdings (% of Net Assets) on 6/30/12 (Unaudited)

LifePoint Hospitals, Inc.	1.4%
PNM Resources, Inc.	1.4%
Atmos Energy Corp.	1.4%
Constellation Brands, Inc. Class A	1.4%
NV Energy, Inc.	1.4%
Zions Bancorp	1.4%
UGI Corp.	1.4%
Huntington Bancshares, Inc.	1.4%
Fidelity National Financial, Inc. Class A	1.4%
Endurance Specialty Holdings Ltd.	1.4%

14.0%

MML Small/Mid Cap Value Fund Sector Table (% of Net Assets) on 6/30/12 (Unaudited)

Financial	31.3%
Industrial	15.8%
Consumer, Cyclical	14.7%
Consumer, Non-cyclical	11.6%
Utilities	8.0%
Technology	6.6%
Energy	4.4%
Communications	2.8%
Basic Materials	2.8%

Total Long-Term Investments	98.0%
Short-Term Investments and Other Assets and Liabilities	2.0%

Net Assets	100.0%

MML Small/Mid Cap Value Fund Country Weightings (% of Net Assets) on 6/30/12 (Unaudited)

United States	86.9%
Bermuda	5.2%
United Kingdom	1.2%
Liberia	1.2%
Canada	0.9%
Taiwan	0.9%
Singapore	0.9%
Puerto Rico	0.8%

Total Long-Term Investments	98.0%
Short-Term Investments and Other Assets and Liabilities	2.0%

Net Assets	100.0%

MML Equity Income Fund – Portfolio of Investments

June 30, 2012 (Unaudited)

	Number of Shares	Value
EQUITIES — 96.2%

COMMON STOCK — 95.6%
Aerospace & Defense — 1.4%
The Boeing Co.	58,000	$4,309,400
Lockheed Martin Corp.	27,600	2,403,408

		6,712,808

Agriculture — 0.7%
Archer-Daniels-Midland Co.	125,400	3,701,808

Auto Manufacturers — 0.2%
General Motors Co. (a)	46,900	924,868

Banks — 8.8%
Bank of America Corp.	567,577	4,642,780
Bank of New York Mellon Corp.	131,700	2,890,815
Capital One Financial Corp.	60,700	3,317,862
Northern Trust Corp.	98,400	4,528,368
PNC Financial Services Group, Inc.	71,400	4,363,254
Regions Financial Corp.	235,200	1,587,600
SunTrust Banks, Inc.	157,500	3,816,225
U.S. Bancorp	265,400	8,535,264
Wells Fargo & Co.	288,700	9,654,128

		43,336,296

Beverages — 1.3%
Molson Coors Brewing Co. Class B	43,400	1,805,874
PepsiCo, Inc.	64,900	4,585,834

		6,391,708

Biotechnology — 0.8%
Amgen, Inc.	54,200	3,958,768

Building Materials — 0.7%
Masco Corp.	156,600	2,172,042
USG Corp. (a)	61,400	1,169,670

		3,341,712

Chemicals — 2.0%
E.I. du Pont de Nemours & Co.	51,200	2,589,184
International Flavors & Fragrances, Inc.	35,200	1,928,960
Monsanto Co.	65,000	5,380,700

		9,898,844

Coal — 0.7%
CONSOL Energy, Inc.	113,700	3,438,288

Computers — 1.5%
Computer Sciences Corp.	128,500	3,189,370
Dell, Inc. (a)	151,600	1,898,032
Hewlett-Packard Co.	115,600	2,324,716

		7,412,118

Cosmetics & Personal Care — 0.9%
Avon Products, Inc.	186,000	3,015,060

	Number of Shares	Value
The Procter & Gamble Co.	21,600	$1,323,000

		4,338,060

Distribution & Wholesale — 0.5%
Genuine Parts Co.	41,500	2,500,375

Diversified Financial — 6.1%
American Express Co.	155,800	9,069,118
JP Morgan Chase & Co.	311,800	11,140,614
Legg Mason, Inc.	130,200	3,433,374
Morgan Stanley	86,500	1,262,035
NYSE Euronext	67,000	1,713,860
SLM Corp.	230,200	3,616,442

		30,235,443

Electric — 5.7%
Duke Energy Corp.	137,500	3,170,750
Entergy Corp.	79,200	5,376,888
Exelon Corp.	129,800	4,883,076
FirstEnergy Corp.	49,000	2,410,310
Pinnacle West Capital Corp.	53,400	2,762,916
PPL Corp.	28,700	798,147
Progress Energy, Inc.	68,900	4,145,713
TECO Energy, Inc.	45,400	819,924
Xcel Energy, Inc.	127,100	3,610,911

		27,978,635

Electrical Components & Equipment — 1.0%
Emerson Electric Co.	106,900	4,979,402

Energy – Alternate Sources — 0.1%
First Solar, Inc. (a)	25,500	384,030

Entertainment — 0.3%
The Madison Square Garden Co. Class A (a)	45,625	1,708,200

Foods — 2.2%
Campbell Soup Co.	126,300	4,215,894
ConAgra Foods, Inc.	117,900	3,057,147
Kellogg Co.	21,600	1,065,528
McCormick & Co., Inc.	40,200	2,438,130

		10,776,699

Forest Products & Paper — 1.6%
International Paper Co.	192,200	5,556,502
MeadWestvaco Corp.	86,300	2,481,125

		8,037,627

Gas — 1.1%
NiSource, Inc.	217,000	5,370,750

Health Care – Products — 1.4%
Johnson & Johnson	101,300	6,843,828

Health Care – Services — 1.7%
Quest Diagnostics, Inc.	47,700	2,857,230

The accompanying notes are an integral part of the financial statements.

MML Equity Income Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Thermo Fisher Scientific, Inc.	108,000	$5,606,280

		8,463,510

Home Furnishing — 0.9%
Whirlpool Corp.	73,900	4,519,724

Household Products — 2.5%
Avery Dennison Corp.	59,100	1,615,794
The Clorox Co.	70,200	5,086,692
Kimberly-Clark Corp.	69,800	5,847,146

		12,549,632

Insurance — 4.1%
The Allstate Corp.	170,300	5,975,827
The Chubb Corp.	31,800	2,315,676
Lincoln National Corp.	102,600	2,243,862
Loews Corp.	39,600	1,620,036
Marsh & McLennan Cos., Inc.	166,100	5,353,403
Sun Life Financial, Inc.	81,400	1,771,264
XL Group PLC	55,800	1,174,032

		20,454,100

Iron & Steel — 0.9%
Nucor Corp.	122,200	4,631,380

Leisure Time — 0.8%
Carnival Corp.	75,900	2,601,093
Harley-Davidson, Inc.	33,000	1,509,090

		4,110,183

Lodging — 0.5%
Marriott International, Inc. Class A	59,664	2,338,829

Machinery – Construction & Mining — 0.6%
Ingersoll-Rand PLC	69,400	2,927,292

Machinery – Diversified — 0.3%
Xylem, Inc.	56,900	1,432,173

Manufacturing — 7.7%
3M Co.	79,900	7,159,040
Cooper Industries PLC Class A	77,500	5,283,950
General Electric Co.	678,200	14,133,688
Honeywell International, Inc.	96,400	5,382,976
Illinois Tool Works, Inc.	105,900	5,601,051
ITT Corp.	37,100	652,960

		38,213,665

Media — 5.1%
Cablevision Systems Corp. Class A	123,900	1,646,631
Comcast Corp. Class A	100,900	3,225,773
The McGraw-Hill Cos., Inc.	92,600	4,167,000
The New York Times Co. Class A (a)	155,000	1,209,000
Time Warner, Inc.	182,633	7,031,371
The Walt Disney Co.	131,800	6,392,300
WPP PLC	121,099	1,471,875

		25,143,950

	Number of Shares	Value
Mining — 0.7%
Vulcan Materials Co.	87,000	$3,454,770

Oil & Gas — 10.9%
Anadarko Petroleum Corp.	69,600	4,607,520
BP PLC Sponsored ADR (United Kingdom)	70,800	2,870,232
Chevron Corp.	127,200	13,419,600
ConocoPhillips	36,100	2,017,268
Diamond Offshore Drilling, Inc.	60,100	3,553,713
Exxon Mobil Corp.	131,500	11,252,455
Hess Corp.	21,800	947,210
Murphy Oil Corp.	100,900	5,074,261
Petroleo Brasileiro SA Sponsored ADR (Brazil)	65,000	1,220,050
Royal Dutch Shell PLC A Shares Sponsored ADR (United Kingdom)	126,100	8,502,923
Valero Energy Corp.	15,100	364,665

		53,829,897

Oil & Gas Services — 0.9%
Schlumberger Ltd.	67,100	4,355,461

Pharmaceuticals — 3.4%
Bristol-Myers Squibb Co.	127,100	4,569,245
Merck & Co., Inc.	144,300	6,024,525
Pfizer, Inc.	268,654	6,179,042

		16,772,812

Pipelines — 0.4%
Spectra Energy Corp.	69,550	2,021,123

Real Estate Investment Trusts (REITS) — 0.6%
Weyerhaeuser Co.	140,842	3,149,227

Retail — 2.1%
Kohl’s Corp.	91,800	4,175,982
Macy’s, Inc.	80,100	2,751,435
Staples, Inc.	232,200	3,030,210
Tiffany & Co.	4,300	227,685

		10,185,312

Semiconductors — 1.6%
Analog Devices, Inc.	89,600	3,375,232
Applied Materials, Inc.	245,900	2,818,014
Texas Instruments, Inc.	61,500	1,764,435

		7,957,681

Software — 1.4%
Microsoft Corp.	232,300	7,106,057

Telecommunications — 6.6%
AT&T, Inc.	283,300	10,102,478
CenturyLink, Inc.	75,605	2,985,641
Cisco Systems, Inc.	211,600	3,633,172
Corning, Inc.	172,800	2,234,304
Harris Corp.	115,200	4,821,120

The accompanying notes are an integral part of the financial statements.

MML Equity Income Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Nokia Corp. Sponsored ADR (Finland)	270,200	$559,314
Telefonica SA	115,473	1,523,439
Verizon Communications, Inc.	108,500	4,821,740
Vodafone Group PLC	704,396	1,979,096

		32,660,304

Toys, Games & Hobbies — 1.3%
Hasbro, Inc.	46,900	1,588,503
Mattel, Inc.	146,100	4,739,484

		6,327,987

Transportation — 1.6%
United Continental Holdings, Inc. (a)	108,400	2,637,372
United Parcel Service, Inc. Class B	66,200	5,213,912

		7,851,284

TOTAL COMMON STOCK (Cost $404,216,625)		472,726,620

PREFERRED STOCK — 0.6%
Auto Manufacturers — 0.6%
General Motors Co. 4.750%	83,350	2,767,220

TOTAL PREFERRED STOCK (Cost $4,171,346)		2,767,220

TOTAL EQUITIES (Cost $408,387,971)		475,493,840

MUTUAL FUNDS — 0.0%
Diversified Financial — 0.0%
T. Rowe Price Reserve Investment Fund	1,120	1,120

TOTAL MUTUAL FUNDS (Cost $1,120)		1,120

TOTAL LONG-TERM INVESTMENTS (Cost $408,389,091)		475,494,960

	Principal Amount
SHORT-TERM INVESTMENTS — 3.9%
Repurchase Agreement — 3.9%
State Street Bank & Trust Co. Repurchase Agreement, dated 6/29/12, 0.010%, due 7/02/12 (b)	$19,240,886	19,240,886

Time Deposits — 0.0%
Euro Time Deposit 0.010% 7/02/12	24,336	24,336

Value
TOTAL SHORT-TERM INVESTMENTS (Cost $19,265,222)	$19,265,222

TOTAL INVESTMENTS — 100.1% (Cost $427,654,313) (c)	494,760,182

Other Assets/(Liabilities) — (0.1)%	(269,315)

NET ASSETS — 100.0%	$494,490,867

Notes to Portfolio of Investments

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Maturity value of $19,240,902. Collateralized by U.S. Government Agency obligations with a rate of 3.500%, maturity date of 11/25/38, and an aggregate market value, including accrued interest, of $19,625,941.
(c)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML Foreign Fund – Portfolio of Investments

June 30, 2012 (Unaudited)

	Number of Shares	Value
EQUITIES — 96.4%

COMMON STOCK — 95.2%
Aerospace & Defense — 1.7%
BAE Systems PLC	698,450	$3,160,753
Embraer SA Sponsored ADR (Brazil)	83,640	2,218,969

		5,379,722

Airlines — 0.4%
Deutsche Lufthansa AG	124,530	1,441,462

Auto Manufacturers — 2.2%
Nissan Motor Co. Ltd.	341,570	3,234,907
Toyota Motor Corp. Sponsored ADR (Japan)	47,390	3,813,947

		7,048,854

Automotive & Parts — 1.2%
Cie Generale des Etablissements Michelin Class B	59,760	3,908,582

Banks — 11.0%
Banco Santander SA	212,213	1,417,325
BNP Paribas	142,180	5,488,685
Credit Agricole SA (a)	207,090	914,137
DBS Group Holdings, Ltd.	573,479	6,330,056
HSBC Holdings PLC	668,000	5,988,619
ICICI Bank Ltd. Sponsored ADR (India)	84,850	2,749,989
Intesa Sanpaolo	862,040	1,232,979
KB Financial Group, Inc. Sponsored ADR (Republic of Korea)	80,670	2,637,102
Lloyds Banking Group PLC (a)	9,679,010	4,760,816
Nordea Bank AB	116,605	1,007,414
UniCredit SpA (a)	732,334	2,775,003

		35,302,125

Building Materials — 1.8%
CRH PLC	172,452	3,315,378
HeidelbergCement AG	50,640	2,431,039

		5,746,417

Chemicals — 1.9%
Akzo Nobel NV	99,020	4,657,894
Lonza Group AG Registered (a)	36,480	1,519,077

		6,176,971

Commercial Services — 2.4%
Adecco SA (a)	37,100	1,651,012
G4S PLC	750,040	3,280,110
Randstad Holding NV	81,123	2,395,715
Rentokil Initial PLC	428,422	495,988

		7,822,825

Computers — 0.6%
Compal Electronics, Inc.	2,144,605	1,974,041

	Number of Shares	Value
Distribution & Wholesale — 1.3%
ITOCHU Corp.	403,800	$4,237,340

Diversified Financial — 2.0%
Credit Suisse Group	238,580	4,358,565
UBS AG (a)	182,700	2,136,566

		6,495,131

Electric — 1.4%
E.ON AG	119,450	2,573,006
Iberdrola SA	404,797	1,916,670

		4,489,676

Electronics — 1.6%
Flextronics International Ltd. (a)	315,340	1,955,108
Koninklijke Philips Electronics NV	167,890	3,319,789

		5,274,897

Food Services — 1.2%
Compass Group PLC	354,702	3,720,552

Foods — 3.1%
Nestle SA	28,200	1,682,170
Tesco PLC	964,140	4,686,547
Unilever PLC	107,097	3,599,441

		9,968,158

Gas — 0.6%
Gaz De France	75,588	1,803,448

Holding Company – Diversified — 0.6%
Hutchison Whampoa Ltd.	224,291	1,939,867

Home Furnishing — 0.2%
Sony Corp.	44,235	629,491

Insurance — 8.9%
ACE Ltd.	59,484	4,409,549
AIA Group Ltd.	1,336,400	4,607,835
Aviva PLC	656,425	2,809,817
AXA SA	211,767	2,834,333
ING Groep NV (a)	542,240	3,658,399
Muenchener Rueckversicherungs AG	35,310	4,981,881
Swiss Re Ltd. (a)	83,710	5,258,901

		28,560,715

Internet — 1.6%
Trend Micro, Inc.	168,900	4,986,596

Iron & Steel — 1.7%
Citic Pacific Ltd.	1,294,320	1,972,819
POSCO ADR (Republic of Korea)	41,461	3,335,123

		5,307,942

Machinery – Diversified — 0.3%
Alstom SA	30,530	969,733

Manufacturing — 1.8%
Konica Minolta Holdings, Inc.	239,500	1,887,436

The accompanying notes are an integral part of the financial statements.

MML Foreign Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Siemens AG	46,736	$3,928,520

		5,815,956

Media — 1.6%
Reed Elsevier NV	277,543	3,174,902
Vivendi SA	105,792	1,966,739

		5,141,641

Oil & Gas — 10.0%
BP PLC	468,264	3,137,446
ENI SpA	204,713	4,368,853
Petroleo Brasileiro SA Sponsored ADR (Brazil)	169,970	3,083,256
Royal Dutch Shell PLC Class A	2,447	82,430
Royal Dutch Shell PLC Class B	188,304	6,571,850
Sasol Ltd. Sponsored ADR (South Africa)	33,100	1,405,095
StatoilHydro ASA	229,020	5,476,333
Talisman Energy, Inc.	294,400	3,374,568
Total SA	100,112	4,517,968

		32,017,799

Oil & Gas Services — 0.5%
SBM Offshore NV (a)	116,456	1,616,214

Packaging & Containers — 0.8%
Rexam PLC	406,640	2,690,118

Pharmaceuticals — 10.2%
Bayer AG	73,960	5,333,154
GlaxoSmithKline PLC	274,884	6,233,228
Merck KGaA	35,150	3,507,683
Novartis AG	73,150	4,080,303
Roche Holding AG	33,520	5,786,471
Sanofi	101,218	7,675,467

		32,616,306

Real Estate — 0.9%
Cheung Kong Holdings	221,215	2,733,619

Retail — 2.6%
Kingfisher PLC	964,114	4,359,257
Marks & Spencer Group PLC	750,330	3,835,904

		8,195,161

Semiconductors — 4.2%
Infineon Technologies AG	427,477	2,898,486
Samsung Electronics Co., Ltd.	7,329	7,770,374
Taiwan Semiconductor Manufacturing Co. Ltd. (a)	1,060,275	2,902,115

		13,570,975

Software — 1.5%
SAP AG Sponsored ADR (Germany)	52,290	3,103,934
Software AG	49,930	1,545,556

		4,649,490

	Number of Shares	Value
Telecommunications — 12.0%
China Mobile Ltd.	291,000	$3,202,013
China Telecom Corp. Ltd. Class H	8,147,643	3,552,849
France Telecom SA	198,787	2,615,967
Mobile TeleSystems Sponsored ADR (Russia) (a)	114,225	1,964,670
Singapore Telecommunications Ltd.	1,849,000	4,834,834
Singapore Telecommunications Ltd.	239,000	621,295
Telefonaktiebolaget LM Ericsson Sponsored ADR (Sweden)	342,210	3,124,377
Telefonica SA Sponsored ADR (Spain)	282,075	3,695,182
Telekom Austria AG	146,134	1,436,406
Telenor ASA	399,566	6,663,779
Vodafone Group PLC Sponsored ADR (United Kingdom)	240,423	6,775,120

		38,486,492

Toys, Games & Hobbies — 0.4%
Nintendo Co. Ltd.	12,000	1,400,209

Transportation — 1.0%
Deutsche Post AG	172,271	3,051,111

TOTAL COMMON STOCK (Cost $358,456,982)		305,169,636

PREFERRED STOCK — 1.2%
Mining — 1.2%
Vale SA Sponsored ADR (Brazil) 9.100%	191,752	3,741,081

TOTAL PREFERRED STOCK (Cost $2,736,273)		3,741,081

TOTAL EQUITIES (Cost $361,193,255)		308,910,717

TOTAL LONG-TERM INVESTMENTS (Cost $361,193,255)		308,910,717

	Principal Amount
SHORT-TERM INVESTMENTS — 3.2%
Repurchase Agreement — 3.2%
State Street Bank & Trust Co. Repurchase Agreement, dated 6/29/12, 0.010%, due 7/02/12 (b)	$10,258,650	10,258,650

TOTAL SHORT-TERM INVESTMENTS (Cost $10,258,650)		10,258,650

The accompanying notes are an integral part of the financial statements.

MML Foreign Fund – Portfolio of Investments (Continued)

Value

TOTAL INVESTMENTS — 99.6% (Cost $371,451,905) (c)	$319,169,367

Other Assets/(Liabilities) — 0.4%	1,362,173

NET ASSETS — 100.0%	$320,531,540

Notes to Portfolio of Investments

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Maturity value of $10,258,658. Collateralized by U.S. Government Agency obligations with a rate of 3.000%, maturity date of 12/01/26, and an aggregate market value, including accrued interest, of $10,466,074.
(c)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML Global Fund – Portfolio of Investments

June 30, 2012 (Unaudited)

	Number of Shares	Value
EQUITIES — 97.9%

COMMON STOCK — 97.9%
Advertising — 1.4%
Omnicom Group, Inc.	37,080	$1,802,088

Aerospace & Defense — 1.6%
United Technologies Corp.	27,050	2,043,087

Apparel — 0.8%
Burberry Group PLC	22,484	468,998
Nike, Inc. Class B	6,070	532,825

		1,001,823

Automotive & Parts — 0.5%
Delphi Automotive PLC (a)	24,070	613,785

Banks — 7.4%
Banco Santander SA ADS (Brazil)	67,620	524,055
Bank of New York Mellon Corp.	85,380	1,874,091
Credicorp Ltd.	2,910	366,340
Erste Group Bank AG (a)	26,544	504,638
ICICI Bank Ltd. Sponsored ADR (India)	20,980	679,962
Julius Baer Group Ltd. (a)	27,659	1,001,430
Komercni Banka AS	3,603	626,013
Standard Chartered PLC	76,741	1,673,018
State Street Corp.	51,990	2,320,833

		9,570,380

Beverages — 7.9%
Carlsberg A/S Class B	12,220	962,903
Diageo PLC	127,560	3,281,516
Dr. Pepper Snapple Group, Inc.	22,870	1,000,563
Heineken NV	62,668	3,273,447
Pernod-Ricard SA	15,715	1,681,135

		10,199,564

Chemicals — 8.9%
Air Liquide	10,419	1,192,044
Akzo Nobel NV	34,527	1,624,148
Brenntag AG	4,936	546,060
International Flavors & Fragrances, Inc.	19,100	1,046,680
Linde AG	25,166	3,919,805
Praxair, Inc.	10,660	1,159,062
The Sherwin-Williams Co.	5,550	734,542
Shin-Etsu Chemical Co. Ltd.	23,400	1,287,387

		11,509,728

Commercial Services — 2.5%
Adecco SA (a)	17,240	767,209
Visa, Inc. Class A	19,840	2,452,819

		3,220,028

Computers — 1.9%
Accenture PLC Class A	40,960	2,461,286

	Number of Shares	Value
Cosmetics & Personal Care — 2.5%
Beiersdorf AG	8,029	$520,945
Colgate-Palmolive Co.	18,610	1,937,301
The Procter & Gamble Co.	12,170	745,413

		3,203,659

Diversified Financial — 3.7%
Aeon Credit Service Co. Ltd.	24,700	458,021
American Express Co.	24,500	1,426,145
Deutsche Boerse AG	14,225	767,755
The Goldman Sachs Group, Inc.	11,670	1,118,686
UBS AG (a)	84,942	993,346

		4,763,953

Electric — 0.3%
Red Electrica Corp. SA	9,022	393,446

Electrical Components & Equipment — 2.5%
Legrand SA	47,528	1,616,431
Schneider Electric SA	29,532	1,645,485

		3,261,916

Electronics — 2.8%
Amphenol Corp. Class A	21,370	1,173,640
Hoya Corp.	48,700	1,073,048
Waters Corp. (a)	17,330	1,377,215

		3,623,903

Entertainment — 0.6%
William Hill PLC	163,826	726,249

Food Services — 1.2%
Compass Group PLC	147,070	1,542,652

Foods — 6.0%
Danone SA	36,643	2,274,883
The J.M. Smucker Co.	11,490	867,725
Nestle SA	66,442	3,963,360
Tesco PLC	136,113	661,626

		7,767,594

Forest Products & Paper — 1.0%
Svenska Cellulosa AB Class B	87,701	1,317,126

Health Care – Products — 4.3%
Johnson & Johnson	13,920	940,435
Medtronic, Inc.	40,430	1,565,854
Sonova Holding AG (a)	7,694	742,441
St. Jude Medical, Inc.	58,110	2,319,170

		5,567,900

Health Care – Services — 1.8%
Thermo Fisher Scientific, Inc.	43,950	2,281,445

Holding Company – Diversified — 1.8%
LVMH Moet Hennessy Louis Vuitton SA	15,366	2,342,059

The accompanying notes are an integral part of the financial statements.

MML Global Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Household Products — 2.4%
Reckitt Benckiser Group PLC	57,721	$3,044,305

Insurance — 1.3%
AXA SA	46,159	617,801
Swiss Re Ltd. (a)	15,700	986,319

		1,604,120

Internet — 0.3%
Check Point Software Technologies Ltd. (a)	7,340	363,991

Leisure Time — 0.2%
Harley-Davidson, Inc.	5,900	269,807

Machinery – Diversified — 0.2%
Rockwell Automation, Inc.	4,200	277,452

Manufacturing — 4.0%
3M Co.	26,450	2,369,920
Honeywell International, Inc.	44,970	2,511,125
Smiths Group PLC	19,277	306,831

		5,187,876

Media — 4.6%
Viacom, Inc. Class B	11,870	558,127
The Walt Disney Co.	77,580	3,762,630
WPP PLC	136,116	1,654,397

		5,975,154

Office Equipment/Supplies — 1.0%
Canon, Inc.	32,800	1,313,403

Oil & Gas — 0.7%
Inpex Corp.	170	953,075

Oil & Gas Services — 1.9%
National Oilwell Varco, Inc.	16,910	1,089,680
Schlumberger Ltd.	20,370	1,322,217

		2,411,897

Pharmaceuticals — 4.5%
Bayer AG	32,312	2,329,974
DENTSPLY International, Inc.	28,120	1,063,217
Merck KGaA	14,437	1,440,695
Roche Holding AG	5,510	951,177

		5,785,063

Retail — 5.3%
Cie Financiere Richemont SA	24,286	1,332,829
Hennes & Mauritz AB Class B	14,610	525,271
Lawson, Inc.	6,200	433,768
Sally Beauty Holdings, Inc. (a)	30,910	795,623
Target Corp.	25,280	1,471,043
Urban Outfitters, Inc. (a)	27,550	760,105
Walgreen Co.	50,380	1,490,240

		6,808,879

Semiconductors — 2.0%
Altera Corp.	15,500	524,520

	Number of Shares	Value
Microchip Technology, Inc.	24,050	$795,574
Samsung Electronics Co., Ltd.	1,149	1,218,196

		2,538,290

Software — 3.4%
Autodesk, Inc. (a)	28,660	1,002,813
Dassault Systemes SA	8,253	775,303
Oracle Corp.	89,340	2,653,398

		4,431,514

Telecommunications — 0.9%
Cisco Systems, Inc.	69,800	1,198,466

Transportation — 3.8%
Canadian National Railway Co.	27,630	2,331,419
Kuehne & Nagel International AG	2,800	296,366
United Parcel Service, Inc. Class B	29,130	2,294,279

		4,922,064

TOTAL COMMON STOCK (Cost $106,520,526)		126,299,027

TOTAL EQUITIES (Cost $106,520,526)		126,299,027

TOTAL LONG-TERM INVESTMENTS (Cost $106,520,526)		126,299,027

	Principal Amount
SHORT-TERM INVESTMENTS — 1.9%
Repurchase Agreement — 1.9%
State Street Bank & Trust Co. Repurchase Agreement, dated 6/29/12, 0.010%, due 7/02/12 (b)	$2,401,763	2,401,763

Time Deposits — 0.0%
Euro Time Deposit 0.010% 7/02/12	8,605	8,605

TOTAL SHORT-TERM INVESTMENTS (Cost $2,410,368)		2,410,368

TOTAL INVESTMENTS — 99.8% (Cost $108,930,894) (c)		128,709,395

Other Assets/(Liabilities) — 0.2%		264,705

NET ASSETS — 100.0%		$128,974,100

Notes to Portfolio of Investments

ADR	American Depositary Receipt
ADS	American Depositary Share
(a)	Non-income producing security.
(b)	Maturity value of $2,401,765. Collateralized by U.S. Government Agency obligations with a rate of 3.000%, maturity date of 12/01/26, and an aggregate market value, including accrued interest, of $2,454,065.
(c)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML Growth & Income Fund – Portfolio of Investments

June 30, 2012 (Unaudited)

	Number of Shares	Value
EQUITIES — 99.2%

COMMON STOCK — 99.2%
Aerospace & Defense — 1.7%
United Technologies Corp.	28,772	$2,173,149

Agriculture — 2.3%
Philip Morris International, Inc.	33,883	2,956,631

Apparel — 1.5%
Nike, Inc. Class B	10,003	878,063
VF Corp.	7,250	967,513

		1,845,576

Auto Manufacturers — 0.5%
Bayerische Motoren Werke AG	9,576	693,857

Automotive & Parts — 0.2%
Delphi Automotive PLC (a)	11,280	287,640

Banks — 3.7%
Bank of America Corp.	117,113	957,984
Bank of New York Mellon Corp.	28,056	615,829
State Street Corp.	16,832	751,381
Wells Fargo & Co.	70,010	2,341,134

		4,666,328

Beverages — 2.3%
Diageo PLC	44,348	1,140,864
Heineken NV	32,919	1,719,516

		2,860,380

Biotechnology — 0.4%
Celgene Corp. (a)	8,470	543,435

Chemicals — 3.2%
Celanese Corp. Series A	22,060	763,717
Linde AG	7,794	1,213,978
Praxair, Inc.	11,207	1,218,537
The Sherwin-Williams Co.	6,197	820,173

		4,016,405

Commercial Services — 2.7%
MasterCard, Inc. Class A	3,562	1,532,052
Visa, Inc. Class A	15,630	1,932,337

		3,464,389

Computers — 7.3%
Accenture PLC Class A	15,420	926,588
Apple, Inc. (a)	10,087	5,890,808
EMC Corp. (a)	95,159	2,438,925

		9,256,321

Cosmetics & Personal Care — 2.9%
Colgate-Palmolive Co.	11,324	1,178,828
The Procter & Gamble Co.	41,108	2,517,865

		3,696,693

	Number of Shares	Value
Diversified Financial — 8.0%
American Express Co.	37,218	$2,166,460
BlackRock, Inc.	11,288	1,916,928
Franklin Resources, Inc.	12,843	1,425,445
The Goldman Sachs Group, Inc.	17,969	1,722,508
JP Morgan Chase & Co.	81,892	2,926,001

		10,157,342

Electric — 3.1%
Alliant Energy Corp.	21,370	973,831
American Electric Power Co., Inc.	32,003	1,276,920
CMS Energy Corp.	27,160	638,260
Wisconsin Energy Corp.	26,450	1,046,626

		3,935,637

Engineering & Construction — 0.8%
Fluor Corp.	19,910	982,359

Foods — 2.4%
Danone SA	30,156	1,872,155
General Mills, Inc.	30,758	1,185,414

		3,057,569

Hand & Machine Tools — 0.9%
Stanley Black & Decker, Inc.	17,050	1,097,338

Health Care – Products — 6.7%
Baxter International, Inc.	15,507	824,197
Covidien PLC	39,640	2,120,740
Johnson & Johnson	35,118	2,372,572
Medtronic, Inc.	30,458	1,179,638
St. Jude Medical, Inc.	50,228	2,004,600

		8,501,747

Health Care – Services — 1.3%
Thermo Fisher Scientific, Inc.	31,510	1,635,684

Holding Company – Diversified — 0.9%
LVMH Moet Hennessy Louis Vuitton SA	7,815	1,191,149

Household Products — 1.0%
Reckitt Benckiser Group PLC	23,022	1,214,220

Insurance — 1.8%
ACE Ltd.	29,460	2,183,870
Aon PLC	1,623	75,924

		2,259,794

Internet — 3.6%
Check Point Software Technologies Ltd. (a)	23,900	1,185,201
Facebook, Inc. Class A (a)	9,290	289,105
Google, Inc. Class A (a)	4,595	2,665,422
VeriSign, Inc. (a)	10,062	438,401

		4,578,129

The accompanying notes are an integral part of the financial statements.

MML Growth & Income Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Manufacturing — 5.5%
3M Co.	22,453	$2,011,789
Danaher Corp.	62,272	3,243,126
Honeywell International, Inc.	30,530	1,704,795

		6,959,710

Media — 4.8%
Comcast Corp. Class A	52,100	1,665,637
Viacom, Inc. Class B	25,840	1,214,997
The Walt Disney Co.	65,107	3,157,689

		6,038,323

Metal Fabricate & Hardware — 0.7%
Precision Castparts Corp.	5,770	949,107

Oil & Gas — 7.1%
Chevron Corp.	22,191	2,341,151
EOG Resources, Inc.	16,580	1,494,024
Exxon Mobil Corp.	38,319	3,278,957
Occidental Petroleum Corp.	22,711	1,947,922

		9,062,054

Oil & Gas Services — 3.0%
Cameron International Corp. (a)	22,340	954,141
Dresser-Rand Group, Inc. (a)	19,510	868,975
National Oilwell Varco, Inc.	15,626	1,006,940
Schlumberger Ltd.	14,897	966,964

		3,797,020

Pharmaceuticals — 4.0%
Gilead Sciences, Inc. (a)	25,314	1,298,102
Pfizer, Inc.	128,450	2,954,350
Teva Pharmaceutical Industries Ltd. Sponsored ADR (Israel)	21,668	854,586

		5,107,038

Real Estate Investment Trusts (REITS) — 1.4%
American Tower Corp.	25,572	1,787,739

Retail — 3.6%
Hennes & Mauritz AB Class B	24,070	865,385
Kohl’s Corp.	26,743	1,216,539
Target Corp.	41,678	2,425,243

		4,507,167

Semiconductors — 2.8%
Altera Corp.	32,970	1,115,705
ASML Holding NV	12,750	655,605
Microchip Technology, Inc.	55,269	1,828,298

		3,599,608

Software — 2.4%
Citrix Systems, Inc. (a)	4,950	415,503
Oracle Corp.	90,430	2,685,771

		3,101,274

Telecommunications — 2.3%
AT&T, Inc.	41,464	1,478,606

	Number of Shares	Value
Cisco Systems, Inc.	86,935	$1,492,674

		2,971,280

Transportation — 2.4%
Canadian National Railway Co.	18,269	1,541,538
United Parcel Service, Inc. Class B	18,590	1,464,149

		3,005,687

TOTAL COMMON STOCK (Cost $108,719,256)		125,957,779

TOTAL EQUITIES (Cost $108,719,256)		125,957,779

TOTAL LONG-TERM INVESTMENTS (Cost $108,719,256)		125,957,779

	Principal Amount

SHORT-TERM INVESTMENTS — 0.7%
Repurchase Agreement — 0.7%
State Street Bank & Trust Co. Repurchase Agreement, dated 6/29/12, 0.010%, due 7/02/12 (b)	$917,923	917,923

Time Deposits — 0.0%
Euro Time Deposit 0.010% 7/02/12	5,734	5,734

TOTAL SHORT-TERM INVESTMENTS (Cost $923,657)		923,657

TOTAL INVESTMENTS — 99.9% (Cost $109,642,913) (c)		126,881,436

Other Assets/(Liabilities) — 0.1%		68,111

NET ASSETS — 100.0%		$126,949,547

Notes to Portfolio of Investments

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Maturity value of $917,924. Collateralized by U.S. Government Agency obligations with a rate of 3.500%, maturity date of 11/25/38, and an aggregate market value, including accrued interest, of $937,201.
(c)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML Income & Growth Fund – Portfolio of Investments

June 30, 2012 (Unaudited)

	Number of Shares	Value
EQUITIES — 96.8%

COMMON STOCK — 96.8%
Aerospace & Defense — 4.6%
General Dynamics Corp.	19,400	$1,279,624
Northrop Grumman Corp.	21,700	1,384,243
Raytheon Co.	39,000	2,207,010
Rockwell Collins, Inc.	5,600	276,360
United Technologies Corp.	29,000	2,190,370

		7,337,607

Agriculture — 3.5%
Altria Group, Inc.	27,700	957,035
Lorillard, Inc.	11,200	1,477,840
Philip Morris International, Inc.	37,100	3,237,346

		5,672,221

Apparel — 1.1%
VF Corp.	13,700	1,828,265

Automotive & Parts — 0.4%
Johnson Controls, Inc.	21,900	606,849

Banks — 7.8%
Bank of America Corp.	60,800	497,344
Bank of Nova Scotia	29,000	1,502,269
M&T Bank Corp.	3,900	322,023
National Bank of Canada	24,100	1,722,578
The Toronto-Dominion Bank	18,000	1,408,742
U.S. Bancorp	73,900	2,376,624
Wells Fargo & Co.	137,600	4,601,344

		12,430,924

Beverages — 2.5%
The Coca-Cola Co.	27,400	2,142,406
Diageo PLC	71,000	1,826,495

		3,968,901

Chemicals — 3.0%
The Dow Chemical Co.	29,000	913,500
E.I. du Pont de Nemours & Co.	47,500	2,402,075
Olin Corp.	18,700	390,643
Praxair, Inc.	10,600	1,152,538

		4,858,756

Coal — 0.1%
CONSOL Energy, Inc.	4,300	130,032
Peabody Energy Corp.	3,700	90,724

		220,756

Commercial Services — 0.3%
Automatic Data Processing, Inc.	7,300	406,318

Computers — 2.0%
International Business Machines Corp.	16,200	3,168,396

	Number of Shares	Value
Cosmetics & Personal Care — 1.1%
The Procter & Gamble Co.	28,400	$1,739,500

Diversified Financial — 3.6%
American Express Co.	31,300	1,821,973
JP Morgan Chase & Co.	110,800	3,958,884

		5,780,857

Electric — 7.3%
American Electric Power Co., Inc.	17,500	698,250
Consolidated Edison, Inc.	6,200	385,578
Dominion Resources, Inc.	29,700	1,603,800
Duke Energy Corp.	27,900	643,374
Edison International	12,900	595,980
FirstEnergy Corp.	18,600	914,934
International Power PLC (a)	142,000	928,801
ITC Holdings Corp.	4,900	337,659
NextEra Energy, Inc.	20,800	1,431,248
Northeast Utilities	14,100	547,221
PPL Corp.	12,600	350,406
Public Service Enterprise Group, Inc.	33,400	1,085,500
The Southern Co.	34,500	1,597,350
Wisconsin Energy Corp.	14,700	581,679

		11,701,780

Foods — 3.6%
General Mills, Inc.	32,700	1,260,258
H.J. Heinz Co.	17,100	929,898
Kraft Foods, Inc. Class A	50,000	1,931,000
Unilever NV NY Shares	50,500	1,684,175

		5,805,331

Forest Products & Paper — 0.6%
MeadWestvaco Corp.	32,600	937,250

Gas — 0.4%
Sempra Energy	8,700	599,256

Health Care – Products — 1.2%
Johnson & Johnson	29,700	2,006,532

Health Care – Services — 0.4%
Quest Diagnostics, Inc.	9,700	581,030

Household Products — 0.9%
Acco Brands Corp. (b)	10,753	111,186
Kimberly-Clark Corp.	15,700	1,315,189

		1,426,375

Insurance — 3.7%
ACE Ltd.	14,300	1,060,059
The Chubb Corp.	23,600	1,718,552
Prudential Financial, Inc.	18,700	905,641
The Travelers Cos., Inc.	34,000	2,170,560

		5,854,812

The accompanying notes are an integral part of the financial statements.

MML Income & Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Machinery – Construction & Mining — 1.6%
Caterpillar, Inc.	30,800	$2,615,228

Machinery – Diversified — 2.0%
Deere & Co.	34,200	2,765,754
Rockwell Automation, Inc.	6,500	429,390

		3,195,144

Manufacturing — 3.3%
3M Co.	15,100	1,352,960
General Electric Co.	130,900	2,727,956
Honeywell International, Inc.	22,100	1,234,064

		5,314,980

Media — 2.5%
Comcast Corp. Special Class A	65,900	2,069,260
Time Warner Cable, Inc.	16,100	1,321,810
The Walt Disney Co.	14,400	698,400

		4,089,470

Mining — 3.1%
Barrick Gold Corp.	15,700	591,391
BHP Billiton Ltd.	86,700	2,826,120
Cameco Corp.	7,500	164,792
Rio Tinto Ltd.	15,100	887,561
Southern Copper Corp.	17,142	540,145

		5,010,009

Oil & Gas — 9.7%
Chevron Corp.	46,500	4,905,750
ConocoPhillips	14,300	799,084
EQT Corp.	11,700	627,471
Exxon Mobil Corp.	41,100	3,516,927
Marathon Oil Corp.	29,500	754,315
Marathon Petroleum Corp.	15,200	682,784
Occidental Petroleum Corp.	16,100	1,380,897
Phillips 66 (b)	9,450	314,118
Royal Dutch Shell PLC Class A	13,500	454,765
Total SA Sponsored ADR (France)	46,000	2,067,700

		15,503,811

Oil & Gas Services — 0.5%
Schlumberger Ltd.	11,500	746,465

Packaging & Containers — 0.1%
Packaging Corporation of America	7,600	214,624

Pharmaceuticals — 6.5%
Abbott Laboratories	22,000	1,418,340
Bristol-Myers Squibb Co.	43,400	1,560,230
Mead Johnson Nutrition Co.	19,000	1,529,690
Merck & Co., Inc.	61,000	2,546,750
Pfizer, Inc.	146,500	3,369,500

		10,424,510

Pipelines — 2.0%
Enbridge, Inc.	55,400	2,212,517
Kinder Morgan, Inc.	8,800	283,536

	Number of Shares	Value
Spectra Energy Corp.	23,900	$694,534

		3,190,587

Real Estate Investment Trusts (REITS) — 0.1%
Weyerhaeuser Co.	8,400	187,824

Retail — 5.0%
The Home Depot, Inc.	56,200	2,978,038
Limited Brands, Inc.	43,100	1,833,043
McDonald’s Corp.	27,300	2,416,869
Wal-Mart Stores, Inc.	11,400	794,808

		8,022,758

Semiconductors — 1.2%
Intel Corp.	71,600	1,908,140

Software — 1.5%
Microsoft Corp.	76,400	2,337,076

Telecommunications — 5.8%
AT&T, Inc.	83,900	2,991,874
BCE, Inc.	12,700	523,240
CenturyLink, Inc.	57,976	2,289,472
Verizon Communications, Inc.	64,000	2,844,160
Vodafone Group PLC Sponsored ADR (United Kingdom)	23,800	670,684

		9,319,430

Toys, Games & Hobbies — 0.5%
Mattel, Inc.	25,400	823,976

Transportation — 2.7%
Canadian National Railway Co.	21,600	1,822,608
Union Pacific Corp.	10,400	1,240,824
United Parcel Service, Inc. Class B	16,600	1,307,416

		4,370,848

Water — 0.6%
American Water Works Co., Inc.	28,100	963,268

TOTAL COMMON STOCK (Cost $136,800,005)		155,169,864

TOTAL EQUITIES (Cost $136,800,005)		155,169,864

TOTAL LONG-TERM INVESTMENTS (Cost $136,800,005)		155,169,864

	Principal Amount
SHORT-TERM INVESTMENTS — 3.1%
Repurchase Agreement — 3.1%
State Street Bank & Trust Co. Repurchase Agreement, dated 6/29/12, 0.010%, due 7/02/12 (c)	$4,968,837	4,968,837

The accompanying notes are an integral part of the financial statements.

MML Income & Growth Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Time Deposits — 0.0%
Euro Time Deposit 0.010% 7/02/12	$6,727	$6,727

TOTAL SHORT-TERM INVESTMENTS (Cost $4,975,564)		4,975,564

TOTAL INVESTMENTS — 99.9% (Cost $141,775,569) (d)		160,145,428

Other Assets/(Liabilities) — 0.1%		180,878

NET ASSETS — 100.0%		$160,326,306

Notes to Portfolio of Investments

ADR	American Depositary Receipt
(a)	This security is valued in good faith under procedures established by the Board of Trustees.
(b)	Non-income producing security.
(c)	Maturity value of $4,968,842. Collateralized by U.S. Government Agency obligations with a rate of 3.000%, maturity date of 12/01/26, and an aggregate market value, including accrued interest, of $5,070,521.
(d)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML Large Cap Growth Fund – Portfolio of Investments

June 30, 2012 (Unaudited)

	Number of Shares	Value
EQUITIES — 96.9%

COMMON STOCK — 96.9%
Agriculture — 2.4%
Philip Morris International, Inc.	53,710	$4,686,735

Apparel — 1.5%
Nike, Inc. Class B	23,030	2,021,573
Ralph Lauren Corp.	6,550	917,393

		2,938,966

Automotive & Parts — 0.9%
BorgWarner, Inc. (a)	25,210	1,653,524

Banks — 0.7%
Wells Fargo & Co.	38,440	1,285,434

Beverages — 2.3%
The Coca-Cola Co.	43,450	3,397,356
Monster Beverage Corp. (a)	15,290	1,088,648

		4,486,004

Biotechnology — 2.7%
Alexion Pharmaceuticals, Inc. (a)	19,710	1,957,203
Biogen Idec, Inc. (a)	22,550	3,255,769

		5,212,972

Chemicals — 4.6%
Ecolab, Inc.	43,110	2,954,328
Monsanto Co.	35,300	2,922,134
Praxair, Inc.	27,310	2,969,417

		8,845,879

Commercial Services — 4.5%
MasterCard, Inc. Class A	8,740	3,759,161
Verisk Analytics, Inc. Class A (a)	40,080	1,974,341
Visa, Inc. Class A	23,150	2,862,035

		8,595,537

Computers — 11.6%
Accenture PLC Class A	38,470	2,311,662
Apple, Inc. (a)	22,380	13,069,920
Cognizant Technology Solutions Corp. Class A (a)	18,720	1,123,200
EMC Corp. (a)	135,600	3,475,428
Riverbed Technology, Inc. (a)	59,220	956,403
Teradata Corp. (a)	21,300	1,533,813

		22,470,426

Cosmetics & Personal Care — 1.6%
The Estee Lauder Cos., Inc. Class A	57,000	3,084,840

Diversified Financial — 2.5%
American Express Co.	42,190	2,455,880
T. Rowe Price Group, Inc.	38,420	2,418,923

		4,874,803

	Number of Shares	Value
Electrical Components & Equipment — 1.7%
AMETEK, Inc.	66,690	$3,328,498

Electronics — 1.6%
Agilent Technologies, Inc.	41,700	1,636,308
Trimble Navigation Ltd. (a)	32,030	1,473,700

		3,110,008

Engineering & Construction — 0.9%
Fluor Corp.	34,990	1,726,407

Environmental Controls — 0.6%
Stericycle, Inc. (a)	13,140	1,204,544

Foods — 1.8%
Whole Foods Market, Inc.	35,970	3,428,660

Health Care – Products — 1.1%
Intuitive Surgical, Inc. (a)	3,870	2,143,167

Internet — 9.1%
Amazon.com, Inc. (a)	10,580	2,415,943
Check Point Software Technologies Ltd. (a)	33,940	1,683,085
eBay, Inc. (a)	100,820	4,235,448
F5 Networks, Inc. (a)	17,870	1,779,137
Facebook, Inc. Class A (a)	29,470	917,106
Google, Inc. Class A (a)	9,300	5,394,651
Priceline.com, Inc. (a)	1,750	1,162,910

		17,588,280

Lodging — 1.5%
Starwood Hotels & Resorts Worldwide, Inc.	27,330	1,449,583
Wynn Resorts Ltd.	13,080	1,356,658

		2,806,241

Machinery – Construction & Mining — 0.8%
Joy Global, Inc.	27,150	1,540,220

Machinery – Diversified — 1.1%
Eaton Corp.	50,920	2,017,960

Manufacturing — 1.4%
Honeywell International, Inc.	49,900	2,786,416

Media — 1.0%
DIRECTV Class A (a)	41,320	2,017,242

Metal Fabricate & Hardware — 2.0%
Precision Castparts Corp.	23,840	3,921,442

Oil & Gas — 2.6%
Anadarko Petroleum Corp.	21,630	1,431,906
Ensco PLC Class A	35,330	1,659,450
Plains Exploration & Production Co. (a)	55,190	1,941,584

		5,032,940

Oil & Gas Services — 1.6%
Schlumberger Ltd.	46,000	2,985,860

The accompanying notes are an integral part of the financial statements.

MML Large Cap Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Pharmaceuticals — 6.9%
Allergan, Inc.	38,960	$3,606,527
Gilead Sciences, Inc. (a)	39,030	2,001,458
Novo Nordisk A/S Sponsored ADR (Denmark)	14,370	2,088,536
Perrigo Co.	13,110	1,546,062
Shire PLC Sponsored ADR (United Kingdom)	29,720	2,567,511
Watson Pharmaceuticals, Inc. (a)	20,110	1,487,939

		13,298,033

Real Estate Investment Trusts (REITS) — 2.2%
American Tower Corp.	61,240	4,281,288

Retail — 10.3%
Bed Bath & Beyond, Inc. (a)	30,230	1,868,214
Coach, Inc.	33,210	1,942,121
Costco Wholesale Corp.	47,210	4,484,950
Dick’s Sporting Goods, Inc.	29,730	1,427,040
Dollar General Corp. (a)	19,620	1,067,132
Limited Brands, Inc.	38,450	1,635,278
O’Reilly Automotive, Inc. (a)	20,570	1,723,149
PetSmart, Inc.	22,450	1,530,641
Starbucks Corp.	47,980	2,558,294
Tractor Supply Co.	19,370	1,608,872

		19,845,691

Semiconductors — 0.8%
Avago Technologies Ltd.	45,070	1,618,013

Software — 8.1%
Autodesk, Inc. (a)	51,530	1,803,035
Cerner Corp. (a)	29,430	2,432,684
Citrix Systems, Inc. (a)	17,600	1,477,344
Intuit, Inc.	29,530	1,752,605
Microsoft Corp.	199,680	6,108,211
Red Hat, Inc. (a)	20,060	1,132,989
Salesforce.com, Inc. (a)	6,890	952,611

		15,659,479

Telecommunications — 2.9%
Cisco Systems, Inc.	86,040	1,477,307
QUALCOMM, Inc.	75,170	4,185,465

		5,662,772

Transportation — 1.6%
FedEx Corp.	33,640	3,081,760

TOTAL COMMON STOCK (Cost $165,218,120)		187,220,041

TOTAL EQUITIES (Cost $165,218,120)		187,220,041

TOTAL LONG-TERM INVESTMENTS (Cost $165,218,120)		187,220,041

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 2.5%
Repurchase Agreement — 2.5%
State Street Bank & Trust Co. Repurchase Agreement, dated 6/29/12, 0.010%, due 7/02/12 (b)	$4,754,032	$4,754,032

TOTAL SHORT-TERM INVESTMENTS (Cost $4,754,032)		4,754,032

TOTAL INVESTMENTS — 99.4% (Cost $169,972,152) (c)		191,974,073

Other Assets/(Liabilities) — 0.6%		1,160,414

NET ASSETS — 100.0%		$193,134,487

Notes to Portfolio of Investments

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Maturity value of $4,754,036. Collateralized by U.S. Government Agency obligations with a rate of 3.500%, maturity date of 11/25/38, and an aggregate market value, including accrued interest, of $4,849,323.
(c)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML Mid Cap Growth Fund – Portfolio of Investments

June 30, 2012 (Unaudited)

	Number of Shares	Value
EQUITIES — 94.3%

COMMON STOCK — 93.6%
Advertising — 0.6%
Lamar Advertising Co. Class A (a)	75,000	$2,145,000

Aerospace & Defense — 1.3%
Goodrich Corp.	6,000	761,400
Rockwell Collins, Inc.	35,000	1,727,250
Spirit AeroSystems Holdings, Inc. Class A (a)	77,000	1,834,910

		4,323,560

Apparel — 0.2%
Deckers Outdoor Corp. (a)	19,000	836,190

Auto Manufacturers — 0.1%
Tesla Motors, Inc. (a)	12,000	375,480

Automotive & Parts — 0.9%
Allison Transmission Holdings, Inc.	28,000	491,680
WABCO Holdings, Inc. (a)	49,000	2,593,570

		3,085,250

Banks — 0.5%
TCF Financial Corp.	160,000	1,836,800

Biotechnology — 2.4%
Alexion Pharmaceuticals, Inc. (a)	29,000	2,879,700
ARIAD Pharmaceuticals, Inc. (a)	39,000	671,190
Human Genome Sciences, Inc. (a)	48,000	630,240
Illumina, Inc. (a)	18,000	727,020
Incyte Corp. (a)	19,000	431,300
Regeneron Pharmaceuticals, Inc. (a)	26,000	2,969,720

		8,309,170

Chemicals — 1.0%
Celanese Corp. Series A	39,000	1,350,180
Rockwood Holdings, Inc.	49,000	2,173,150

		3,523,330

Coal — 0.9%
CONSOL Energy, Inc.	100,000	3,024,000

Commercial Services — 6.9%
Gartner, Inc. (a)	115,000	4,950,750
Global Payments, Inc.	96,000	4,150,080
Hertz Global Holdings, Inc. (a)	183,000	2,342,400
Manpower, Inc.	89,000	3,261,850
Quanta Services, Inc. (a)	185,000	4,452,950
Vantiv, Inc. (a)	58,000	1,350,820
Verisk Analytics, Inc. Class A (a)	56,000	2,758,560
Weight Watchers International, Inc. (a)	5,000	257,800
Western Union Co.	7,000	117,880

		23,643,090

	Number of Shares	Value
Computers — 3.3%
IHS, Inc. Class A (a)	62,000	$6,679,260
MICROS Systems, Inc. (a)	55,000	2,816,000
SanDisk Corp. (a)	48,000	1,751,040

		11,246,300

Distribution & Wholesale — 1.0%
Fastenal Co.	84,000	3,386,040

Diversified Financial — 2.8%
Air Lease Corp. (a)	79,000	1,531,810
CBOE Holdings, Inc.	77,000	2,131,360
The Charles Schwab Corp.	113,000	1,461,090
IntercontinentalExchange, Inc. (a)	12,000	1,631,760
TD Ameritrade Holding Corp.	164,000	2,788,000

		9,544,020

Electric — 1.3%
Calpine Corp. (a)	280,000	4,622,800

Electrical Components & Equipment — 3.1%
AMETEK, Inc.	140,000	6,987,400
The Babcock & Wilcox Co. (a)	147,000	3,601,500

		10,588,900

Electronics — 2.0%
FLIR Systems, Inc.	18,000	351,000
Gentex Corp.	101,000	2,107,870
Mettler-Toledo International, Inc. (a)	2,000	311,700
Trimble Navigation Ltd. (a)	87,000	4,002,870

		6,773,440

Engineering & Construction — 0.8%
McDermott International, Inc. (a)	244,000	2,718,160

Environmental Controls — 0.7%
Clean Harbors, Inc. (a)	19,000	1,071,980
Waste Connections, Inc.	48,000	1,436,160

		2,508,140

Foods — 0.8%
The Fresh Market, Inc. (a)	15,000	804,450
TreeHouse Foods, Inc. (a)	6,000	373,740
Whole Foods Market, Inc.	15,000	1,429,800

		2,607,990

Health Care – Products — 5.8%
Bruker Corp. (a)	140,000	1,863,400
C.R. Bard, Inc.	37,000	3,975,280
CareFusion Corp. (a)	122,000	3,132,960
The Cooper Cos., Inc.	22,000	1,754,720
Edwards Lifesciences Corp. (a)	26,000	2,685,800
Henry Schein, Inc. (a)	38,000	2,982,620
IDEXX Laboratories, Inc. (a)	37,000	3,556,810

		19,951,590

The accompanying notes are an integral part of the financial statements.

MML Mid Cap Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Health Care – Services — 3.4%
AMERIGROUP Corp. (a)	17,000	$1,120,470
Covance, Inc. (a)	65,000	3,110,250
Laboratory Corporation of America Holdings (a)	39,000	3,611,790
MEDNAX, Inc. (a)	29,000	1,987,660
Universal Health Services, Inc. Class B	46,000	1,985,360

		11,815,530

Insurance — 2.0%
HCC Insurance Holdings, Inc.	68,000	2,135,200
W.R. Berkley Corp.	66,000	2,568,720
Willis Group Holdings PLC	58,000	2,116,420

		6,820,340

Internet — 2.5%
Akamai Technologies, Inc. (a)	29,000	920,750
Dropbox, Inc. (a) (b)	9,011	81,541
Groupon, Inc. (a)	96,000	1,020,481
Liberty Interactive Corp. Class A (a)	86,000	1,529,940
Netflix, Inc. (a)	24,000	1,643,280
Rackspace Hosting, Inc. (a)	24,000	1,054,560
TIBCO Software, Inc. (a)	77,000	2,303,840

		8,554,392

Leisure Time — 0.3%
Harley-Davidson, Inc.	24,000	1,097,520

Lodging — 1.8%
Choice Hotels International, Inc.	49,000	1,956,570
Marriott International, Inc. Class A	111,000	4,351,200

		6,307,770

Machinery – Diversified — 3.9%
Gardner Denver, Inc.	69,000	3,650,790
IDEX Corp.	87,000	3,391,260
Roper Industries, Inc.	63,000	6,210,540

		13,252,590

Manufacturing — 3.4%
Acuity Brands, Inc.	26,000	1,323,660
Colfax Corp. (a)	19,000	523,830
Crane Co.	29,000	1,055,020
Pall Corp.	73,000	4,001,130
Textron, Inc.	193,000	4,799,910

		11,703,550

Media — 1.2%
Discovery Communications, Inc. Series C (a)	29,000	1,452,610
FactSet Research Systems, Inc.	27,000	2,509,380

		3,961,990

Metal Fabricate & Hardware — 0.2%
Rexnord Corp. (a)	26,200	525,048

	Number of Shares	Value
Mining — 1.6%
Agnico-Eagle Mines Ltd.	67,000	$2,710,820
Franco-Nevada Corp.	57,000	2,577,625
Osisko Mining Corp. (a)	45,000	309,400

		5,597,845

Oil & Gas — 4.6%
Continental Resources, Inc. (a)	14,000	932,680
EQT Corp.	66,000	3,539,580
Halcon Resources Corp. (a)	84,700	799,568
Laredo Petroleum Holdings, Inc. (a)	22,800	474,240
QEP Resources, Inc.	62,000	1,858,140
Range Resources Corp.	63,000	3,897,810
SM Energy Co.	44,000	2,160,840
Southwestern Energy Co. (a)	67,000	2,139,310

		15,802,168

Oil & Gas Services — 0.7%
FMC Technologies, Inc. (a)	29,000	1,137,670
Trican Well Service Ltd. (a) (c)	16,500	190,428
Trican Well Service Ltd.	96,500	1,113,717

		2,441,815

Packaging & Containers — 0.3%
Ball Corp.	21,000	862,050

Pharmaceuticals — 6.2%
Alkermes Plc (a)	95,000	1,612,150
Amylin Pharmaceuticals, Inc. (a)	67,000	1,891,410
Cubist Pharmaceuticals, Inc. (a)	19,000	720,290
DENTSPLY International, Inc.	135,000	5,104,350
Elan Corp. PLC Sponsored ADR (Ireland) (a)	148,000	2,159,320
Hospira, Inc. (a)	66,000	2,308,680
SXC Health Solutions Corp. (a)	48,000	4,762,080
Theravance, Inc. (a)	58,000	1,288,760
Valeant Pharmaceuticals International, Inc. (a)	36,000	1,612,440

		21,459,480

Real Estate — 0.4%
Jones Lang LaSalle, Inc.	22,000	1,548,140

Retail — 7.7%
CarMax, Inc. (a)	126,000	3,268,440
Chipotle Mexican Grill, Inc. (a)	4,000	1,519,800
Dollar General Corp. (a)	116,000	6,309,240
Kohl’s Corp.	72,000	3,275,280
Michael Kors Holdings Ltd. (a)	30,300	1,267,752
O’Reilly Automotive, Inc. (a)	34,000	2,848,180
Panera Bread Co. Class A (a)	15,000	2,091,600
Shoppers Drug Mart Corp.	60,000	2,419,212
Starbucks Corp.	24,000	1,279,680
Tim Hortons, Inc.	42,000	2,210,880

		26,490,064

The accompanying notes are an integral part of the financial statements.

MML Mid Cap Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Savings & Loans — 0.4%
BankUnited, Inc.	57,000	$1,344,060

Semiconductors — 5.8%
Altera Corp.	58,000	1,962,720
Atmel Corp. (a)	340,000	2,278,000
Avago Technologies Ltd.	35,000	1,256,500
Cree, Inc. (a)	48,000	1,232,160
Intersil Corp. Class A	82,000	873,300
Marvell Technology Group Ltd.	164,000	1,849,920
Microchip Technology, Inc.	58,000	1,918,640
NVIDIA Corp. (a)	168,000	2,321,760
PMC-Sierra, Inc. (a)	41,000	251,740
Rovi Corp. (a)	23,000	451,260
Silicon Laboratories, Inc. (a)	59,000	2,236,100
Xilinx, Inc.	96,000	3,222,720

		19,854,820

Software — 7.0%
Ariba, Inc. (a)	38,000	1,700,880
Concur Technologies, Inc. (a)	39,000	2,655,900
Fiserv, Inc. (a)	60,000	4,333,200
Informatica Corp. (a)	29,000	1,228,440
MSCI, Inc. Class A (a)	122,000	4,150,440
Nuance Communications, Inc. (a)	207,000	4,930,740
Red Hat, Inc. (a)	80,000	4,518,400
Servicenow, Inc. (a)	18,700	460,020

		23,978,020

Telecommunications — 2.2%
Amdocs Ltd. (a)	126,000	3,744,720
Aruba Networks, Inc. (a)	43,000	647,150
JDS Uniphase Corp. (a)	298,000	3,278,000

		7,669,870

Transportation — 1.6%
J.B. Hunt Transport Services, Inc.	33,000	1,966,800
Kansas City Southern	31,000	2,156,360
UTI Worldwide, Inc.	95,000	1,387,950

		5,511,110

TOTAL COMMON STOCK (Cost $255,687,098)		321,647,422

PREFERRED STOCK — 0.7%
Internet — 0.6%
Coupons.com (a) (b)	134,468	738,680
Dropbox, Inc. Series A (a) (b)	11,190	101,259
Dropbox, Inc. Series A 1 (a) (b)	54,965	497,384
LivingSocial (a) (b)	158,890	846,566

		2,183,889

Software — 0.1%
Workday, Inc. (a) (b)	14,857	197,004

	Number of Shares	Value
TOTAL PREFERRED STOCK (Cost $2,432,214)		$2,380,893

TOTAL EQUITIES (Cost $258,119,312)		324,028,315

MUTUAL FUNDS — 1.7%
Diversified Financial — 1.7%
T. Rowe Price Government Reserve Investment Fund	5,790,397	5,790,397

TOTAL MUTUAL FUNDS (Cost $5,790,397)		5,790,397

TOTAL LONG-TERM INVESTMENTS (Cost $263,909,709)		329,818,712

	Principal Amount
SHORT-TERM INVESTMENTS — 3.8%
Repurchase Agreement — 3.8%
State Street Bank & Trust Co. Repurchase Agreement, dated 6/29/12, 0.010%, due 7/02/12 (d)	$13,078,547	13,078,547

Time Deposits — 0.0%
Euro Time Deposit 0.010% 7/02/12	1,965	1,965

TOTAL SHORT-TERM INVESTMENTS (Cost $13,080,512)		13,080,512

TOTAL INVESTMENTS — 99.8% (Cost $276,990,221) (e)		342,899,224

Other Assets/(Liabilities) — 0.2%		589,819

NET ASSETS — 100.0%		$343,489,043

Notes to Portfolio of Investments

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	This security is valued in good faith under procedures established by the Board of Trustees.
(c)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2012, these securities amounted to a value of $190,428 or 0.06% of net assets.
(d)	Maturity value of $13,078,558. Collateralized by U.S. Government Agency obligations with a rate of 3.000%, maturity date of 12/01/26, and an aggregate market value, including accrued interest, of $13,341,370.
(e)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML Mid Cap Value Fund – Portfolio of Investments

June 30, 2012 (unaudited)

	Number of Shares	Value
EQUITIES — 97.8%

COMMON STOCK — 97.8%
Aerospace & Defense — 2.5%
General Dynamics Corp.	55,681	$3,672,719
L-3 Communications Holdings, Inc.	45,698	3,382,109
Northrop Grumman Corp.	56,844	3,626,079

		10,680,907

Airlines — 1.0%
Southwest Airlines Co.	465,669	4,293,468

Auto Manufacturers — 0.7%
Oshkosh Corp. (a)	150,585	3,154,756

Banks — 8.2%
Comerica, Inc.	166,245	5,105,384
Commerce Bancshares, Inc.	138,835	5,261,846
Cullen/Frost Bankers, Inc.	40,224	2,312,478
Northern Trust Corp.	240,597	11,072,274
PNC Financial Services Group, Inc.	72,605	4,436,892
State Street Corp.	38,807	1,732,344
SunTrust Banks, Inc.	96,353	2,334,633
Westamerica Bancorp.	72,131	3,403,862

		35,659,713

Beverages — 1.3%
Dr. Pepper Snapple Group, Inc.	125,199	5,477,456

Biotechnology — 0.4%
Life Technologies Corp. (a)	38,776	1,744,532

Chemicals — 1.0%
Minerals Technologies, Inc.	40,398	2,576,584
Olin Corp.	82,255	1,718,307

		4,294,891

Coal — 0.4%
Peabody Energy Corp.	72,085	1,767,524

Commercial Services — 0.3%
Booz Allen Hamilton Holding Corp.	86,476	1,321,353

Computers — 1.2%
SanDisk Corp. (a)	87,820	3,203,674
Western Digital Corp. (a)	69,630	2,122,322

		5,325,996

Diversified Financial — 1.3%
The Charles Schwab Corp.	344,012	4,448,075
Franklin Resources, Inc.	12,478	1,384,933

		5,833,008

Electric — 10.3%
The Empire District Electric Co.	230,419	4,861,841
Great Plains Energy, Inc.	329,651	7,057,828
IDACORP, Inc.	61,845	2,602,437
Northeast Utilities	84,191	3,267,453
NV Energy, Inc.	268,586	4,721,742

	Number of Shares	Value
PG&E Corp.	143,196	$6,482,483
Portland General Electric Co.	124,395	3,316,370
Westar Energy, Inc.	199,923	5,987,694
Wisconsin Energy Corp.	47,891	1,895,047
Xcel Energy, Inc.	163,307	4,639,552

		44,832,447

Electrical Components & Equipment — 1.0%
Emerson Electric Co.	48,757	2,271,101
Molex, Inc.	91,454	1,850,115

		4,121,216

Electronics — 2.4%
Brady Corp. Class A	77,026	2,118,985
Koninklijke Philips Electronics NV	285,077	5,636,997
TE Connectivity Ltd.	87,677	2,797,773

		10,553,755

Engineering & Construction — 0.5%
ABB Ltd. Sponsored ADR (Switzerland) (a)	138,867	2,266,309

Entertainment — 1.1%
International Game Technology	153,846	2,423,075
International Speedway Corp. Class A	51,008	1,335,389
Speedway Motorsports, Inc.	49,593	838,618

		4,597,082

Environmental Controls — 3.8%
Republic Services, Inc.	540,561	14,303,244
Waste Management, Inc.	65,161	2,176,377

		16,479,621

Foods — 5.7%
Campbell Soup Co.	83,927	2,801,483
ConAgra Foods, Inc.	131,628	3,413,114
General Mills, Inc.	78,671	3,031,980
H.J. Heinz Co.	19,370	1,053,341
Kellogg Co.	78,689	3,881,729
Ralcorp Holdings, Inc. (a)	122,459	8,172,914
Sysco Corp.	72,383	2,157,737

		24,512,298

Gas — 1.4%
AGL Resources, Inc.	159,411	6,177,176

Hand & Machine Tools — 0.9%
Snap-on, Inc.	14,431	898,330
Stanley Black & Decker, Inc.	46,003	2,960,753

		3,859,083

Health Care – Products — 7.0%
Becton, Dickinson & Co.	62,656	4,683,536
Boston Scientific Corp. (a)	509,296	2,887,708
CareFusion Corp. (a)	324,344	8,329,154

The accompanying notes are an integral part of the financial statements.

MML Mid Cap Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Medtronic, Inc.	29,531	$1,143,736
Steris Corp.	109,848	3,445,932
Stryker Corp.	54,204	2,986,640
Zimmer Holdings, Inc.	107,061	6,890,446

		30,367,152

Health Care – Services — 2.2%
Cigna Corp.	59,054	2,598,376
Humana, Inc.	20,154	1,560,726
LifePoint Hospitals, Inc. (a)	136,328	5,586,721

		9,745,823

Home Furnishing — 0.7%
Whirlpool Corp.	46,713	2,856,967

Household Products — 1.5%
The Clorox Co.	41,041	2,973,831
Kimberly-Clark Corp.	43,992	3,685,210

		6,659,041

Insurance — 8.1%
ACE Ltd.	43,721	3,241,038
The Allstate Corp.	156,619	5,495,761
Aon PLC	113,647	5,316,407
HCC Insurance Holdings, Inc.	161,622	5,074,931
Marsh & McLennan Cos., Inc.	172,739	5,567,378
Symetra Financial Corp.	123,618	1,560,059
Torchmark Corp.	24,661	1,246,613
The Travelers Cos., Inc.	60,786	3,880,578
Unum Group	194,229	3,715,601

		35,098,366

Iron & Steel — 0.2%
Nucor Corp.	22,476	851,840

Leisure Time — 0.5%
Carnival Corp.	58,007	1,987,900

Manufacturing — 2.3%
ITT Corp.	166,027	2,922,075
Tyco International Ltd.	133,060	7,032,221

		9,954,296

Media — 0.6%
Time Warner Cable, Inc.	31,963	2,624,162

Metal Fabricate & Hardware — 0.7%
Kaydon Corp.	145,632	3,115,069

Mining — 1.0%
Newmont Mining Corp.	89,762	4,354,355

Oil & Gas — 6.4%
Apache Corp.	21,877	1,922,770
Devon Energy Corp.	35,150	2,038,349
EQT Corp.	87,107	4,671,548
Helmerich & Payne, Inc.	28,852	1,254,485
Imperial Oil Ltd.	197,145	8,247,132
Murphy Oil Corp.	75,018	3,772,655

	Number of Shares	Value
Southwestern Energy Co. (a)	81,162	$2,591,503
Ultra Petroleum Corp. (a)	145,871	3,365,244

		27,863,686

Oil & Gas Services — 0.3%
Cameron International Corp. (a)	31,134	1,329,733

Packaging & Containers — 1.1%
Bemis Co., Inc.	154,245	4,834,038

Pharmaceuticals — 1.2%
Hospira, Inc. (a)	48,527	1,697,475
Patterson Cos., Inc.	105,028	3,620,315

		5,317,790

Real Estate Investment Trusts (REITS) — 3.8%
American Tower Corp.	68,459	4,785,969
Annaly Capital Management, Inc.	102,181	1,714,597
Government Properties Income Trust	45,971	1,039,864
HCP, Inc.	40,019	1,766,839
Piedmont Office Realty Trust, Inc. Class A	318,371	5,479,165
Weyerhaeuser Co.	71,014	1,587,873

		16,374,307

Retail — 4.7%
CEC Entertainment, Inc.	101,731	3,699,956
Lowe’s Cos., Inc.	272,936	7,762,300
Staples, Inc.	349,696	4,563,533
Target Corp.	72,651	4,227,562

		20,253,351

Savings & Loans — 2.7%
Capitol Federal Financial, Inc.	305,298	3,626,940
Hudson City Bancorp, Inc.	556,319	3,543,752
People’s United Financial, Inc.	405,810	4,711,454

		11,882,146

Semiconductors — 2.9%
Applied Materials, Inc.	570,798	6,541,345
Marvell Technology Group Ltd.	126,031	1,421,630
QLogic Corp. (a)	67,734	927,278
Teradyne, Inc. (a)	275,399	3,872,110

		12,762,363

Telecommunications — 3.8%
CenturyLink, Inc.	117,052	4,622,384
Harris Corp.	32,528	1,361,297
Rogers Communications, Inc. Class B	175,509	6,362,869
tw telecom, Inc. (a)	168,179	4,315,473

		16,662,023

The accompanying notes are an integral part of the financial statements.

MML Mid Cap Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Transportation — 0.7%
Heartland Express, Inc.	199,410	$2,853,557

TOTAL COMMON STOCK (Cost $420,771,611)		424,700,556

TOTAL EQUITIES (Cost $420,771,611)		424,700,556

MUTUAL FUNDS — 1.0%
Diversified Financial — 1.0%
iShares Russell Midcap Value Index Fund	91,295	4,225,133

TOTAL MUTUAL FUNDS (Cost $4,164,167)		4,225,133

TOTAL LONG-TERM INVESTMENTS (Cost $424,935,778)		428,925,689

	Principal Amount
SHORT-TERM INVESTMENTS — 0.6%
Repurchase Agreement — 0.6%
State Street Bank & Trust Co. Repurchase Agreement, dated 6/29/12, 0.010%, due 7/02/12 (b)	$2,547,719	2,547,719

Time Deposits — 0.0%
Euro Time Deposit 0.010% 7/02/12	133,131	133,131

TOTAL SHORT-TERM INVESTMENTS (Cost $2,680,850)		2,680,850

TOTAL INVESTMENTS — 99.4% (Cost $427,616,628) (c)		431,606,539

Other Assets/(Liabilities) — 0.6%		2,508,412

NET ASSETS — 100.0%		$434,114,951

Notes to Portfolio of Investments

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Maturity value of $2,547,722. Collateralized by U.S. Government Agency obligations with a rate of 3.000%, maturity date of 12/01/26, and an aggregate market value, including accrued interest, of $2,603,400.
(c)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML Small Company Value Fund – Portfolio of Investments

June 30, 2012 (Unaudited)

	Number of Shares	Value
EQUITIES — 97.1%

COMMON STOCK — 97.0%
Aerospace & Defense — 0.9%
Kaman Corp.	20,100	$621,894
Kratos Defense & Security Solutions, Inc. (a)	55,400	323,536

		945,430

Agriculture — 0.3%
Alliance One International, Inc. (a)	76,900	266,074

Airlines — 1.3%
Alaska Air Group, Inc. (a)	38,200	1,371,380

Banks — 7.1%
Columbia Banking System, Inc.	18,800	353,816
East West Bancorp, Inc.	72,000	1,689,120
Glacier Bancorp, Inc.	50,400	780,696
Home Bancshares, Inc.	33,000	1,009,140
Sandy Spring Bancorp, Inc.	19,200	345,600
Signature Bank (a)	13,600	829,192
SVB Financial Group (a)	26,600	1,561,952
Wintrust Financial Corp.	27,200	965,600

		7,535,116

Biotechnology — 0.3%
Momenta Pharmaceuticals, Inc. (a)	22,200	300,144

Building Materials — 3.0%
Comfort Systems USA, Inc.	33,700	337,674
Drew Industries, Inc. (a)	34,800	969,180
Gibraltar Industries, Inc. (a)	42,900	445,302
Quanex Building Products Corp.	26,400	472,032
Texas Industries, Inc.	6,500	253,565
Universal Forest Products, Inc.	18,900	736,722

		3,214,475

Chemicals — 2.5%
American Vanguard Corp.	33,800	898,742
Innospec, Inc. (a)	40,200	1,190,322
Minerals Technologies, Inc.	8,700	554,886

		2,643,950

Coal — 0.4%
Cloud Peak Energy, Inc. (a)	27,600	466,716

Commercial Services — 6.4%
Aaron’s, Inc.	86,100	2,437,491
Electro Rent Corp.	52,200	847,206
FTI Consulting, Inc. (a)	10,100	290,375
Landauer, Inc.	8,800	504,504
McGrath RentCorp	43,800	1,160,700
Navigant Consulting, Inc. (a)	45,700	577,648
On Assignment, Inc. (a)	38,800	619,248
TNS, Inc. (a)	16,500	296,010

		6,733,182

	Number of Shares	Value
Computers — 0.3%
Xyratex Ltd.	24,800	$280,488

Distribution & Wholesale — 4.3%
Beacon Roofing Supply, Inc. (a)	72,000	1,815,840
Owens & Minor, Inc.	52,450	1,606,543
Pool Corp.	28,200	1,140,972

		4,563,355

Diversified Financial — 2.0%
JMP Group, Inc.	26,000	160,680
KBW, Inc.	19,900	327,355
Piper Jaffray Cos., Inc. (a)	10,300	241,329
Stifel Financial Corp. (a)	44,800	1,384,320

		2,113,684

Electric — 3.5%
Black Hills Corp.	13,900	447,163
Cleco Corp.	29,350	1,227,711
El Paso Electric Co.	27,400	908,584
NorthWestern Corp.	17,900	656,930
PNM Resources, Inc.	22,000	429,880

		3,670,268

Electrical Components & Equipment — 2.3%
Advanced Energy Industries, Inc. (a)	41,800	560,956
Belden, Inc.	25,800	860,430
Littelfuse, Inc.	18,400	1,046,776

		2,468,162

Electronics — 3.4%
Analogic Corp.	9,100	564,200
Cymer, Inc. (a)	16,400	966,780
Electro Scientific Industries, Inc.	27,900	329,778
Methode Electronics, Inc.	20,200	171,902
Newport Corp. (a)	31,200	375,024
Woodward, Inc.	29,200	1,151,648

		3,559,332

Engineering & Construction — 0.7%
Aegion Corp. (a)	39,200	701,288

Entertainment — 0.6%
Ascent Media Corp. Series A (a)	12,500	646,875

Environmental Controls — 1.6%
Mine Safety Appliances Co.	16,700	672,008
Waste Connections, Inc.	33,900	1,014,288

		1,686,296

Foods — 0.4%
Nash Finch Co.	19,900	427,452

Forest Products & Paper — 2.9%
Clearwater Paper Corp. (a)	23,000	784,760
Deltic Timber Corp.	15,100	920,798
Potlatch Corp.	28,300	903,902

The accompanying notes are an integral part of the financial statements.

MML Small Company Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Wausau Paper Corp.	50,200	$488,446

		3,097,906

Gas — 1.1%
Southwest Gas Corp.	20,800	907,920
Vectren Corp.	9,300	274,536

		1,182,456

Hand & Machine Tools — 0.4%
Franklin Electric Co., Inc.	7,100	363,023

Health Care – Products — 1.4%
Quidel Corp. (a)	26,800	420,224
West Pharmaceutical Services, Inc.	20,800	1,050,192

		1,470,416

Health Care – Services — 1.1%
National Healthcare Corp.	16,100	728,203
Triple-S Management Corp. Class B (a)	23,800	435,064

		1,163,267

Home Builders — 1.7%
M/I Homes, Inc. (a)	19,100	330,812
Meritage Home Corp. (a)	31,400	1,065,716
Winnebago Industries, Inc. (a)	43,700	445,303

		1,841,831

Home Furnishing — 0.4%
Ethan Allen Interiors, Inc.	13,800	275,034
Stanley Furniture Co., Inc. (a)	24,000	95,760

		370,794

Household Products — 0.4%
CSS Industries, Inc.	22,300	458,265

Insurance — 5.6%
Alterra Capital Holdings Ltd.	32,500	758,875
Assured Guaranty Ltd.	29,582	417,106
Employers Holdings, Inc.	17,500	315,700
Markel Corp. (a)	1,620	715,554
Meadowbrook Insurance Group, Inc.	21,700	190,743
National Interstate Corp.	32,500	864,175
ProAssurance Corp.	28,400	2,530,156
Radian Group, Inc.	49,300	162,197

		5,954,506

Internet — 1.1%
Safeguard Scientifics, Inc. (a)	39,000	603,720
Websense, Inc. (a)	30,400	569,392

		1,173,112

Investment Companies — 0.3%
Ares Capital Corp.	18,700	298,452

Iron & Steel — 1.3%
Carpenter Technology Corp.	21,400	1,023,776
Schnitzer Steel Industries, Inc. Class A	14,000	392,280

		1,416,056

	Number of Shares	Value
Leisure Time — 0.3%
Brunswick Corp.	16,000	$355,520

Lodging — 0.5%
Orient-Express Hotels Ltd. (a)	68,300	571,671

Machinery – Construction & Mining — 0.4%
Astec Industries, Inc. (a)	12,400	380,432

Machinery – Diversified — 4.3%
Cascade Corp.	11,400	536,370
Cognex Corp.	10,000	316,500
IDEX Corp.	26,200	1,021,276
Nordson Corp.	30,700	1,574,603
Robbins & Myers, Inc.	26,700	1,116,594

		4,565,343

Manufacturing — 3.3%
AptarGroup, Inc.	30,400	1,551,920
Matthews International Corp. Class A	28,500	925,965
Myers Industries, Inc.	50,700	870,012
Proto Labs, Inc. (a)	6,800	195,568

		3,543,465

Media — 0.7%
The Dolan Co. (a)	40,100	269,873
Saga Communications, Inc. Class A (a)	11,900	441,609

		711,482

Metal Fabricate & Hardware — 0.5%
Circor International, Inc.	16,200	552,258

Mining — 2.8%
AMCOL International Corp.	20,200	571,862
Franco-Nevada Corp.	20,700	936,085
North American Palladium Ltd. (a)	180,000	365,400
Royal Gold, Inc.	14,100	1,105,440

		2,978,787

Oil & Gas — 2.4%
Atwood Oceanics, Inc. (a)	11,900	450,296
Hercules Offshore, Inc. (a)	41,400	146,556
Lone Pine Resources, Inc. (a)	22,000	60,500
Northern Oil and Gas, Inc. (a)	40,000	637,600
Oasis Petroleum, Inc. (a)	38,600	933,348
Swift Energy Co. (a)	18,500	344,285

		2,572,585

Oil & Gas Services — 1.1%
C&J Energy Services, Inc. (a)	3,500	64,750
CARBO Ceramics, Inc.	7,700	590,821
TETRA Technologies, Inc. (a)	56,300	401,419
Union Drilling, Inc. (a)	17,400	77,952

		1,134,942

Real Estate Investment Trusts (REITS) — 7.3%
Acadia Realty Trust	32,600	755,668

The accompanying notes are an integral part of the financial statements.

MML Small Company Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
CBL & Associates Properties, Inc.	75,600	$1,477,224
Cedar Realty Trust, Inc.	58,700	296,435
First Potomac Realty Trust	52,500	617,925
Kilroy Realty Corp.	29,800	1,442,618
LaSalle Hotel Properties	36,950	1,076,723
Pebblebrook Hotel Trust	37,900	883,449
Saul Centers, Inc.	15,500	664,485
Washington Real Estate Investment Trust	19,300	549,085

		7,763,612

Retail — 2.4%
Fred’s, Inc. Class A	32,800	501,512
Haverty Furniture Cos., Inc.	39,500	441,215
MarineMax, Inc. (a)	35,000	332,850
The Men’s Wearhouse, Inc.	27,900	785,106
Stein Mart, Inc. (a)	62,900	500,055

		2,560,738

Semiconductors — 1.6%
ATMI, Inc. (a)	18,700	384,659
Brooks Automation, Inc.	38,100	359,664
Cabot Microelectronics Corp.	10,100	295,021
Teradyne, Inc. (a)	49,200	691,752

		1,731,096

Software — 1.9%
Accelrys, Inc. (a)	29,210	236,309
Progress Software Corp. (a)	43,800	914,106
SYNNEX Corp. (a)	24,200	834,658

		1,985,073

Telecommunications — 1.3%
Ixia (a)	54,500	655,090
Premiere Global Services, Inc. (a)	57,800	484,942
Sonus Networks, Inc. (a)	131,100	281,865

		1,421,897

Textiles — 0.9%
Culp, Inc.	23,000	235,750
G&K Services, Inc. Class A	23,300	726,727

		962,477

Transportation — 6.3%
Genesee & Wyoming, Inc. Class A (a)	31,950	1,688,238
Kirby Corp. (a)	31,750	1,494,790
Landstar System, Inc.	45,700	2,363,604
Overseas Shipholding Group, Inc.	19,000	211,090
Teekay Tankers Ltd. Class A	53,600	244,416
UTI Worldwide, Inc.	42,700	623,847

		6,625,985

TOTAL COMMON STOCK (Cost $76,888,622)		102,801,114

	Number of Shares	Value

CONVERTIBLE PREFERRED STOCK — 0.1%
Banks — 0.1%
East West Bancorp, Inc., Series A 8.000%	100	$146,240

TOTAL CONVERTIBLE PREFERRED STOCK (Cost $69,896)		146,240

TOTAL EQUITIES (Cost $76,958,518)		102,947,354

MUTUAL FUNDS — 0.7%
Diversified Financial — 0.7%
iShares Russell 2000 Value Index Fund	10,700	753,173
T. Rowe Price Reserve Investment Fund	1,000	1,000

		754,173

TOTAL MUTUAL FUNDS (Cost $704,619)		754,173

TOTAL LONG-TERM INVESTMENTS (Cost $77,663,137)		103,701,527

	Principal Amount
SHORT-TERM INVESTMENTS — 2.5%
Repurchase Agreement — 2.5%
State Street Bank & Trust Co. Repurchase Agreement, dated 6/29/12, 0.010%, due 7/02/12 (b)	$2,694,939	2,694,939

Time Deposits — 0.0%
Euro Time Deposit 0.010% 7/02/12	704	704

TOTAL SHORT-TERM INVESTMENTS (Cost $2,695,643)		2,695,643

TOTAL INVESTMENTS — 100.3% (Cost $80,358,780) (c)		106,397,170

Other Assets/(Liabilities) — (0.3)%		(370,803)

NET ASSETS — 100.0%		$106,026,367

Notes to Portfolio of Investments

(a)	Non-income producing security.
(b)	Maturity value of $2,694,941. Collateralized by U.S. Government Agency obligations with a rate of 3.500%, maturity date of 11/25/38, and an aggregate market value, including accrued interest, of $2,751,300.
(c)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML Small/Mid Cap Value Fund – Portfolio of Investments

June 30, 2012 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.0%

COMMON STOCK — 98.0%
Apparel — 0.9%
The Jones Group, Inc.	156,050	$1,491,838

Automotive & Parts — 2.5%
Dana Holding Corp.	74,360	952,552
Lear Corp.	49,460	1,866,126
TRW Automotive Holdings Corp. (a)	40,190	1,477,384

		4,296,062

Banks — 9.3%
Associated Banc-Corp.	150,860	1,989,843
CapitalSource, Inc.	341,950	2,297,904
Comerica, Inc.	72,780	2,235,074
Huntington Bancshares, Inc.	362,240	2,318,336
Popular, Inc. (a)	79,169	1,314,997
Susquehanna Bancshares, Inc.	211,645	2,179,944
Webster Financial Corp.	50,090	1,084,949
Zions Bancorp	121,360	2,356,811

		15,777,858

Beverages — 1.4%
Constellation Brands, Inc. Class A (a)	88,040	2,382,362

Building Materials — 1.2%
Fortune Brands Home & Security, Inc. (a)	93,140	2,074,228

Chemicals — 0.7%
Ferro Corp. (a)	245,820	1,179,936

Commercial Services — 2.6%
Avis Budget Group, Inc. (a)	101,320	1,540,064
Convergys Corp.	125,092	1,847,609
Hertz Global Holdings, Inc. (a)	77,060	986,368

		4,374,041

Computers — 0.6%
NCR Corp. (a)	48,500	1,102,405

Distribution & Wholesale — 1.3%
Ingram Micro, Inc. Class A (a)	75,500	1,318,985
WESCO International, Inc. (a)	16,600	955,330

		2,274,315

Diversified Financial — 1.2%
Legg Mason, Inc.	78,540	2,071,100

Electric — 5.3%
Great Plains Energy, Inc.	86,750	1,857,317
NV Energy, Inc.	135,230	2,377,343
PNM Resources, Inc.	125,090	2,444,259
Portland General Electric Co.	84,795	2,260,635

		8,939,554

	Number of Shares	Value
Electrical Components & Equipment — 1.7%
EnerSys (a)	30,770	$1,079,104
General Cable Corp. (a)	71,882	1,864,619

		2,943,723

Electronics — 5.9%
Arrow Electronics, Inc. (a)	58,910	1,932,837
AU Optronics Corp. Sponsored ADR (Taiwan)	378,956	1,523,403
Avnet, Inc. (a)	65,350	2,016,701
Flextronics International Ltd. (a)	236,120	1,463,944
TTM Technologies, Inc. (a)	174,280	1,639,975
Vishay Intertechnology, Inc. (a)	151,110	1,424,967

		10,001,827

Engineering & Construction — 0.7%
Tutor Perini Corp. (a)	88,130	1,116,607

Foods — 3.0%
Dean Foods Co. (a)	88,690	1,510,391
Dole Food Co., Inc. (a)	165,240	1,450,807
Tyson Foods, Inc. Class A	117,010	2,203,298

		5,164,496

Gas — 2.8%
Atmos Energy Corp.	68,450	2,400,542
UGI Corp.	79,580	2,342,039

		4,742,581

Health Care – Services — 3.5%
Coventry Health Care, Inc.	63,790	2,027,884
Health Net, Inc. (a)	61,770	1,499,158
LifePoint Hospitals, Inc. (a)	59,960	2,457,161

		5,984,203

Home Builders — 2.1%
Meritage Home Corp. (a)	46,930	1,592,804
NVR, Inc. (a)	2,260	1,921,000

		3,513,804

Household Products — 1.1%
Avery Dennison Corp.	65,800	1,798,972

Housewares — 1.3%
Newell Rubbermaid, Inc.	119,540	2,168,456

Insurance — 9.9%
AmTrust Financial Services, Inc.	53,730	1,596,318
Aspen Insurance Holdings Ltd.	78,720	2,275,008
Endurance Specialty Holdings Ltd.	60,350	2,312,612
Fidelity National Financial, Inc. Class A	120,230	2,315,630
Platinum Underwriters Holdings Ltd.	58,260	2,219,706
Reinsurance Group of America, Inc. Class A	41,610	2,214,068

The accompanying notes are an integral part of the financial statements.

MML Small/Mid Cap Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Torchmark Corp.	44,490	$2,248,970
Unum Group	91,770	1,755,560

		16,937,872

Iron & Steel — 1.5%
Reliance Steel & Aluminum Co.	28,880	1,458,440
Steel Dynamics, Inc.	97,760	1,148,680

		2,607,120

Leisure Time — 1.2%
Royal Caribbean Cruises Ltd.	78,400	2,040,752

Lodging — 1.2%
MGM Resorts International (a)	184,470	2,058,685

Machinery – Diversified — 0.5%
Sauer-Danfoss, Inc.	26,250	916,913

Media — 1.1%
Gannett Co., Inc.	125,030	1,841,692

Metal Fabricate & Hardware — 1.8%
Commercial Metals Co.	123,660	1,563,062
The Timken Co.	32,300	1,479,017

		3,042,079

Oil & Gas — 4.4%
Helmerich & Payne, Inc.	37,140	1,614,847
Plains Exploration & Production Co. (a)	40,910	1,439,214
Stone Energy Corp. (a)	41,940	1,062,760
Tesoro Corp. (a)	70,610	1,762,425
Western Refining, Inc.	75,460	1,680,494

		7,559,740

Real Estate Investment Trusts (REITS) — 9.4%
BioMed Realty Trust, Inc.	119,820	2,238,238
BRE Properties, Inc.	38,030	1,902,261
Camden Property Trust	28,300	1,915,061
DiamondRock Hospitality Co.	147,510	1,504,602
Entertainment Properties Trust	50,740	2,085,922
Glimcher Realty Trust	196,700	2,010,274
Home Properties, Inc.	21,640	1,327,830
Mid-America Apartment Communities, Inc.	28,410	1,938,698
Plum Creek Timber Co., Inc.	26,350	1,046,095

		15,968,981

Retail — 4.9%
ANN, Inc. (a)	79,900	2,036,651
The Children’s Place Retail Store, Inc. (a)	43,290	2,157,141
Express, Inc. (a)	33,370	606,333
Insight Enterprises, Inc. (a)	77,070	1,297,088
The Men’s Wearhouse, Inc.	43,710	1,229,999
Office Depot, Inc. (a)	499,320	1,078,531

		8,405,743

	Number of Shares	Value
Savings & Loans — 2.0%
First Niagara Financial Group, Inc.	244,640	$1,871,496
Washington Federal, Inc.	94,120	1,589,687

		3,461,183

Semiconductors — 5.2%
Amkor Technology, Inc. (a)	265,040	1,293,395
Entegris, Inc. (a)	229,190	1,957,283
Lam Research Corp. (a)	49,270	1,859,450
Micron Technology, Inc. (a)	303,610	1,915,779
MKS Instruments, Inc.	60,178	1,740,949

		8,766,856

Telecommunications — 1.8%
Amdocs Ltd. (a)	70,520	2,095,854
Anixter International, Inc.	17,220	913,521

		3,009,375

Transportation — 2.8%
Bristow Group, Inc.	42,590	1,732,135
Con-way, Inc.	41,440	1,496,398
Teekay Corp.	54,430	1,593,711

		4,822,244

Trucking & Leasing — 1.2%
Aircastle Ltd.	170,150	2,050,308

TOTAL COMMON STOCK (Cost $164,459,964)		166,887,911

TOTAL EQUITIES (Cost $164,459,964)		166,887,911

TOTAL LONG-TERM INVESTMENTS (Cost $164,459,964)		166,887,911

	Principal Amount
SHORT-TERM INVESTMENTS — 0.3%
Repurchase Agreement — 0.3%
State Street Bank & Trust Co. Repurchase Agreement, dated 6/29/12, 0.010%, due 7/02/12 (b)	$564,307	564,307

Time Deposits — 0.0%
Euro Time Deposit 0.010% 7/02/12	3,420	3,420

TOTAL SHORT-TERM INVESTMENTS (Cost $567,727)		567,727

The accompanying notes are an integral part of the financial statements.

MML Small/Mid Cap Value Fund – Portfolio of Investments (Continued)

Value
TOTAL INVESTMENTS — 98.3% (Cost $165,027,691) (c)	$167,455,638

Other Assets/(Liabilities) — 1.7%	2,813,054

NET ASSETS — 100.0%	$170,268,692

Notes to Portfolio of Investments

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Maturity value of $564,308. Collateralized by U.S. Government Agency obligations with a rate of 3.500%, maturity date of 11/25/38, and an aggregate market value, including accrued interest, of $577,899.
(c)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML Series Investment Fund – Financial Statements

Statements of Assets and Liabilities

June 30, 2012 (Unaudited)

MML Equity Income Fund
Assets:
Investments, at value (Note 2) (a)	$475,494,960
Short-term investments, at value (Note 2) (b)	19,265,222

Total investments	494,760,182

Foreign currency, at value (c)	10
Receivables from:
Investments sold	869,838
Investment adviser (Note 3)	-
Fund shares sold	137,920
Interest and dividends	832,854
Foreign taxes withheld	-

Total assets	496,600,804

Liabilities:
Payables for:
Investments purchased	1,500,806
Fund shares repurchased	134,091
Trustees’ fees and expenses (Note 3)	86,454
Affiliates (Note 3):
Investment management fees	283,852
Administration fees	-
Service fees	20,897
Accrued expense and other liabilities	83,837

Total liabilities	2,109,937

Net assets	$494,490,867

Net assets consist of:
Paid-in capital	$458,957,600
Undistributed (accumulated) net investment income (loss)	15,803,391
Accumulated net realized gain (loss) on investments and foreign currency transactions	(47,377,237)
Net unrealized appreciation (depreciation) on investments and foreign currency translations	67,107,113

Net assets	$494,490,867

(a) Cost of investments:	$408,389,091
(b) Cost of short-term investments:	$19,265,222
(c) Cost of foreign currency:	$10

The accompanying notes are an integral part of the financial statements.

MML Foreign Fund	MML Global Fund	MML Growth & Income Fund	MML Income & Growth Fund

$308,910,717	$126,299,027	$125,957,779	$155,169,864
10,258,650	2,410,368	923,657	4,975,564

319,169,367	128,709,395	126,881,436	160,145,428

100,045	37,427	-	11,904

-	-	1,161,042	-
-	9,148	-	-
90,200	64,754	-	74,512
927,856	172,405	100,692	332,314
679,043	161,240	11,360	-

320,966,511	129,154,369	128,154,530	160,564,158

504	47	993,721	19
80,514	39,194	85,888	98,079
58,883	14,189	39,547	28,467

216,220	59,163	49,219	79,926
-	26,429	-	-
3,764	1,710	6,864	5,976
75,086	39,537	29,744	25,385

434,971	180,269	1,204,983	237,852

$320,531,540	$128,974,100	$126,949,547	$160,326,306

$385,107,195	$115,059,878	$173,584,007	$143,872,354
13,581,668	2,610,931	2,601,376	3,489,680
(25,884,474)	(8,477,791)	(66,473,957)	(5,406,059)
(52,272,849)	19,781,082	17,238,121	18,370,331

$320,531,540	$128,974,100	$126,949,547	$160,326,306

$361,193,255	$106,520,526	$108,719,256	$136,800,005
$10,258,650	$2,410,368	$923,657	$4,975,564
$98,891	$37,362	$-	$11,792

MML Series Investment Fund – Financial Statements (Continued)

Statements of Assets and Liabilities

June 30, 2012 (Unaudited)

MML Equity Income Fund
Initial Class shares:
Net assets	$459,799,008

Shares outstanding (a)	46,140,806

Net asset value, offering price and redemption price per share	$9.97

Class I shares:
Net assets	$-

Shares outstanding (a)	-

Net asset value, offering price and redemption price per share	$-

Class II shares:
Net assets	$-

Shares outstanding (a)	-

Net asset value, offering price and redemption price per share	$-

Service Class shares:
Net assets	$34,691,859

Shares outstanding (a)	3,502,557

Net asset value, offering price and redemption price per share	$9.90

Service Class I shares:
Net assets	$-

Shares outstanding (a)	-

Net asset value, offering price and redemption price per share	$-

(a)	Authorized unlimited number of shares with no par value.

The accompanying notes are an integral part of the financial statements.

MML Foreign Fund	MML Global Fund	MML Growth & Income Fund	MML Income & Growth Fund

$314,425,141	$-	$115,796,566	$150,231,789

37,909,286	-	13,577,462	16,463,810

$8.29	$-	$8.53	$9.12

$-	$110,735,655	$-	$-

-	12,729,117	-	-

$-	$8.70	$-	$-

$-	$15,258,347	$-	$-

-	1,729,571	-	-

$-	$8.82	$-	$-

$6,106,399	$-	$11,152,981	$10,094,517

740,180	-	1,314,892	1,114,034

$8.25	$-	$8.48	$9.06

$-	$2,980,098	$-	$-

-	343,779	-	-

$-	$8.67	$-	$-

MML Series Investment Fund – Financial Statements (Continued)

Statements of Assets and Liabilities

June 30, 2012 (Unaudited)

MML Large Cap Growth Fund
Assets:
Investments, at value (Note 2) (a)	$187,220,041
Short-term investments, at value (Note 2) (b)	4,754,032

Total investments	191,974,073

Foreign currency, at value (c)	-
Receivables from:
Investments sold	2,729,991
Investment adviser (Note 3)	-
Fund shares sold	89,029
Interest and dividends	150,021

Total assets	194,943,114

Liabilities:
Payables for:
Investments purchased	1,624,350
Open forward foreign currency contracts (Note 2)	-
Fund shares repurchased	31,887
Trustees’ fees and expenses (Note 3)	18,799
Affiliates (Note 3):
Investment management fees	97,266
Administration fees	-
Service fees	833
Accrued expense and other liabilities	35,492

Total liabilities	1,808,627

Net assets	$193,134,487

Net assets consist of:
Paid-in capital	$164,874,815
Undistributed (accumulated) net investment income (loss)	275,129
Accumulated net realized gain (loss) on investments and foreign currency transactions	5,982,622
Net unrealized appreciation (depreciation) on investments and foreign currency translations	22,001,921

Net assets	$193,134,487

(a) Cost of investments:	$165,218,120
(b) Cost of short-term investments:	$4,754,032
(c) Cost of foreign currency:	$-

The accompanying notes are an integral part of the financial statements.

MML Mid Cap Growth Fund	MML Mid Cap Value Fund	MML Small Company Value Fund	MML Small/Mid Cap Value Fund

$329,818,712	$428,925,689	$103,701,527	$166,887,911
13,080,512	2,680,850	2,695,643	567,727

342,899,224	431,606,539	106,397,170	167,455,638

-	3	-	-

1,913,121	4,304,572	199,108	3,158,721
-	-	2,894	-
87,173	93,922	60,873	24,836
132,906	965,954	100,140	246,049

345,032,424	436,970,990	106,760,185	170,885,244

1,054,244	2,044,410	589,248	408,738
-	188,847	-	-
151,194	184,943	14,745	31,471
58,193	76,391	9,955	38,896

204,532	280,243	68,815	97,763
-	-	20,240	-
15,783	8,706	3,031	4,700
59,435	72,499	27,784	34,984

1,543,381	2,856,039	733,818	616,552

$343,489,043	$434,114,951	$106,026,367	$170,268,692

$240,866,968	$394,582,828	$74,683,585	$196,058,295
(1,402,619)	12,404,300	160,300	1,718,029
38,115,499	23,326,055	5,144,092	(29,935,579)
65,909,195	3,801,768	26,038,390	2,427,947

$343,489,043	$434,114,951	$106,026,367	$170,268,692

$263,909,709	$424,935,778	$77,663,137	$164,459,964
$13,080,512	$2,680,850	$2,695,643	$567,727
$-	$3	$-	$-

MML Series Investment Fund – Financial Statements (Continued)

Statements of Assets and Liabilities

June 30, 2012 (Unaudited)

MML Large Cap Growth Fund
Initial Class shares:
Net assets	$191,773,730

Shares outstanding (a)	17,328,218

Net asset value, offering price and redemption price per share	$11.07

Class II shares:
Net assets	$-

Shares outstanding (a)	-

Net asset value, offering price and redemption price per share	$-

Service Class shares:
Net assets	$1,360,757

Shares outstanding (a)	123,828

Net asset value, offering price and redemption price per share	$10.99

Service Class I shares:
Net assets	$-

Shares outstanding (a)	-

Net asset value, offering price and redemption price per share	$-

(a)	Authorized unlimited number of shares with no par value.

The accompanying notes are an integral part of the financial statements.

MML Mid Cap Growth Fund	MML Mid Cap Value Fund	MML Small Company Value Fund	MML Small/Mid Cap Value Fund

$318,123,441	$419,724,751	$-	$162,546,023

24,475,240	38,446,338	-	17,827,490

$13.00	$10.92	$-	$9.12

$-	$-	$100,525,190	$-

-	-	5,691,894	-

$-	$-	$17.66	$-

$25,365,602	$14,390,200	$-	$7,722,669

1,969,959	1,326,819	-	851,861

$12.88	$10.85	$-	$9.07

$-	$-	$5,501,177	$-

-	-	313,818	-

$-	$-	$17.53	$-

MML Series Investment Fund – Financial Statements (Continued)

Statements of Operations

For the Six Months Ended June 30, 2012 (Unaudited)

MML Equity Income Fund
Investment income (Note 2):
Dividends (a)	$7,297,478
Interest	1,714

Total investment income	7,299,192

Expenses (Note 3):
Investment management fees	1,902,681
Custody fees	27,647
Audit fees	16,376
Legal fees	4,011
Proxy fees	488
Shareholder reporting fees	46,295
Trustees’ fees	21,097

2,018,595
Administration fees:
Class I	-
Class II	-
Service Class I	-
Distribution and service fees:
Service Class	41,022
Service Class I	-

Total expenses	2,059,617
Expenses waived (Note 3):
Class I fees waived by adviser	-
Class II fees waived by adviser	-
Service Class I fees waived by adviser	-

Net expenses	2,059,617

Net investment income (loss)	5,239,575

Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investment transactions	9,042,291
Foreign currency transactions	(1,677)

Net realized gain (loss)	9,040,614

Net change in unrealized appreciation (depreciation) on:
Investment transactions	29,662,228
Translation of assets and liabilities in foreign currencies	2,884

Net change in unrealized appreciation (depreciation)	29,665,112

Net realized gain (loss) and change in unrealized appreciation (depreciation)	38,705,726

Net increase (decrease) in net assets resulting from operations	$43,945,301

(a) Net of withholding tax of:	$67,908

The accompanying notes are an integral part of the financial statements.

MML Foreign Fund	MML Global Fund	MML Growth & Income Fund	MML Income & Growth Fund

$7,855,365	$1,860,144	$1,325,611	$2,163,978
1,112	109	40	420

7,856,477	1,860,253	1,325,651	2,164,398

1,443,562	375,564	326,572	462,221
77,664	42,282	12,420	19,342
19,054	18,178	16,275	16,545
2,574	1,198	1,326	1,269
488	488	488	488
30,717	16,036	17,074	17,441
12,768	4,618	5,203	4,404

1,586,827	458,364	379,358	521,710

-	149,509	-	-
-	14,173	-	-
-	3,708	-	-

7,589	-	13,489	11,491
-	3,311	-	-

1,594,416	629,065	392,847	533,201

-	(59,950)	-	-
-	(8,847)	-	-
-	(1,486)	-	-

1,594,416	558,782	392,847	533,201

6,262,061	1,301,471	932,804	1,631,197

(251,520)	2,206,783	5,195,193	177,233
(113,881)	(19,218)	(5,586)	(5,611)

(365,401)	2,187,565	5,189,607	171,622

(226,617)	5,957,582	5,260,545	5,760,986
(9,393)	(1,734)	453	452

(236,010)	5,955,848	5,260,998	5,761,438

(601,411)	8,143,413	10,450,605	5,933,060

$5,660,650	$9,444,884	$11,383,409	$7,564,257

$826,381	$157,356	$34,558	$38,447

MML Series Investment Fund – Financial Statements (Continued)

Statements of Operations

For the Six Months Ended June 30, 2012 (Unaudited)

MML Large Cap Growth Fund
Investment income (Note 2):
Dividends (a)	$851,223
Interest	186

Total investment income	851,409

Expenses (Note 3):
Investment management fees	642,424
Custody fees	12,222
Audit fees	16,291
Legal fees	1,723
Proxy fees	488
Shareholder reporting fees	21,807
Trustees’ fees	7,737

702,692
Administration fees:
Class II	-
Service Class I	-
Distribution and service fees:
Service Class	1,635
Service Class I	-

Total expenses	704,327
Expenses waived (Note 3):
Class II fees waived by adviser	-
Service Class I fees waived by adviser	-

Net expenses	704,327

Net investment income (loss)	147,082

Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investment transactions	8,590,155
Foreign currency transactions	-

Net realized gain (loss)	8,590,155

Net change in unrealized appreciation (depreciation) on:
Investment transactions	11,254,740
Translation of assets and liabilities in foreign currencies	-

Net change in unrealized appreciation (depreciation)	11,254,740

Net realized gain (loss) and change in unrealized appreciation (depreciation)	19,844,895

Net increase (decrease) in net assets resulting from operations	$19,991,977

(a) Net of withholding tax of:	$5,161

The accompanying notes are an integral part of the financial statements.

MML Mid Cap Growth Fund	MML Mid Cap Value Fund	MML Small Company Value Fund	MML Small/Mid Cap Value Fund

$964,590	$7,111,681	$988,751	$1,424,452
3,033	224	92	79

967,623	7,111,905	988,843	1,424,531

1,336,075	1,807,361	454,598	664,432
25,515	38,039	7,684	12,805
16,624	16,645	16,537	16,288
2,689	3,240	1,014	1,645
488	488	488	488
31,967	38,052	13,354	20,716
13,472	16,794	4,248	7,158

1,426,830	1,920,619	497,923	723,532

-	-	127,987	-
-	-	5,718	-

31,143	17,155	-	9,463
-	-	5,718	-

1,457,973	1,937,774	637,346	732,995

-	-	(15,825)	-
-	-	(759)	-

1,457,973	1,937,774	620,762	732,995

(490,350)	5,174,131	368,081	691,536

18,709,986	11,953,218	2,233,662	10,661,158
(647)	269,390	(2)	-

18,709,339	12,222,608	2,233,660	10,661,158

7,009,553	13,163,237	2,900,452	1,436,182
76	(242,575)	-	-

7,009,629	12,920,662	2,900,452	1,436,182

25,718,968	25,143,270	5,134,112	12,097,340

$25,228,618	$30,317,401	$5,502,193	$12,788,876

$18,404	$23,248	$747	$-

MML Series Investment Fund – Financial Statements (Continued)

Statements of Changes in Net Assets

	MML Equity Income Fund
	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$5,239,575	$10,637,704
Net realized gain (loss) on investment transactions	9,040,614	18,007,886
Net change in unrealized appreciation (depreciation) on investments	29,665,112	(29,897,581)

Net increase (decrease) in net assets resulting from operations	43,945,301	(1,251,991)

Distributions to shareholders (Note 2):
From net investment income:
Initial Class	-	(8,870,840)
Class I	-	-
Class II	-	-
Service Class	-	(442,894)
Service Class I	-	-

Total distributions from net investment income	-	(9,313,734)

Net fund share transactions (Note 5):
Initial Class	(93,611,114)	(29,120,650)
Class I	-	-
Class II	-	-
Service Class	1,317,404	6,770,393
Service Class I	-	-

Increase (decrease) in net assets from fund share transactions	(92,293,710)	(22,350,257)

Total increase (decrease) in net assets	(48,348,409)	(32,915,982)
Net assets
Beginning of period	542,839,276	575,755,258

End of period	$494,490,867	$542,839,276

Undistributed (accumulated) net investment income (loss) included in net assets at end of period	$15,803,391	$10,563,816

The accompanying notes are an integral part of the financial statements.

MML Foreign Fund		MML Global Fund
Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011

$6,262,061	$8,310,826	$1,301,471	$1,355,915
(365,401)	5,106,368	2,187,565	4,383,823
(236,010)	(44,417,375)	5,955,848	(9,820,506)

5,660,650	(31,000,181)	9,444,884	(4,080,768)

-	(6,113,493)	-	-
-	-	-	(819,719)
-	-	-	(167,123)
-	(101,845)	-	-
-	-	-	(19,559)

-	(6,215,338)	-	(1,006,401)

5,627,670	1,241,464	-	-
-	-	10,206,887	13,002,862
-	-	(1,267,667)	(3,069,471)
399,028	466,608	-	-
-	-	447,048	1,016,682

6,026,698	1,708,072	9,386,268	10,950,073

11,687,348	(35,507,447)	18,831,152	5,862,904

308,844,192	344,351,639	110,142,948	104,280,044

$320,531,540	$308,844,192	$128,974,100	$110,142,948

$13,581,668	$7,319,607	$2,610,931	$1,309,460

MML Series Investment Fund – Financial Statements (Continued)

Statements of Changes in Net Assets

	MML Growth & Income Fund
	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$932,804	$1,722,574
Net realized gain (loss) on investment transactions	5,189,607	8,158,077
Net change in unrealized appreciation (depreciation) on investments	5,260,998	(11,729,759)

Net increase (decrease) in net assets resulting from operations	11,383,409	(1,849,108)

Distributions to shareholders (Note 2):
From net investment income:
Initial Class	-	(1,414,550)
Service Class	-	(86,148)

Total distributions from net investment income	-	(1,500,698)

Net fund share transactions (Note 5):
Initial Class	(11,576,101)	(23,487,335)
Service Class	184,329	(3,055,537)

Increase (decrease) in net assets from fund share transactions	(11,391,772)	(26,542,872)

Total increase (decrease) in net assets	(8,363)	(29,892,678)
Net assets
Beginning of period	126,957,910	156,850,588

End of period	$126,949,547	$126,957,910

Undistributed (accumulated) net investment income (loss) included in net assets at end of period	$2,601,376	$1,668,572

The accompanying notes are an integral part of the financial statements.

MML Income & Growth Fund		MML Large Cap Growth Fund
Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011

$1,631,197	$1,882,070	$147,082	$139,334
171,622	1,309,290	8,590,155	8,315,080
5,761,438	1,983,443	11,254,740	(13,994,868)

7,564,257	5,174,803	19,991,977	(5,540,454)

-	(2,052,810)	-	(376,875)
-	(222,620)	-	(1,629)

-	(2,275,430)	-	(378,504)

54,766,887	12,823,710	(16,331,904)	27,536,931
1,064,409	4,465,650	63,020	477,753

55,831,296	17,289,360	(16,268,884)	28,014,684

63,395,553	20,188,733	3,723,093	22,095,726

96,930,753	76,742,020	189,411,394	167,315,668

$160,326,306	$96,930,753	$193,134,487	$189,411,394

$3,489,680	$1,858,483	$275,129	$128,047

MML Series Investment Fund – Financial Statements (Continued)

Statements of Changes in Net Assets

	MML Mid Cap Growth Fund
	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$(490,350)	$(1,172,114)
Net realized gain (loss) on investment transactions	18,709,339	34,190,967
Net change in unrealized appreciation (depreciation) on investments	7,009,629	(36,507,970)

Net increase (decrease) in net assets resulting from operations	25,228,618	(3,489,117)

Distributions to shareholders (Note 2):
From net investment income:
Initial Class	-	-
Service Class	-	-

Total distributions from net investment income	-	-

From net realized gains:
Class II	-	-
Service Class I	-	-

Total distributions from net realized gains	-	-

Net fund share transactions (Note 5):
Initial Class	(11,150,793)	(21,917,717)
Class II	-	-
Service Class	858,609	6,012,491
Service Class I	-	-

Increase (decrease) in net assets from fund share transactions	(10,292,184)	(15,905,226)

Total increase (decrease) in net assets	14,936,434	(19,394,343)
Net assets
Beginning of period	328,552,609	347,946,952

End of period	$343,489,043	$328,552,609

Undistributed (accumulated) net investment income (loss) included in net assets at end of period	$(1,402,619)	$(912,269)

The accompanying notes are an integral part of the financial statements.

MML Mid Cap Value Fund		MML Small Company Value Fund
Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011

$5,174,131	$6,720,964	$368,081	$(68,743)
12,222,608	47,415,488	2,233,660	2,944,271
12,920,662	(54,879,133)	2,900,452	(4,333,813)

30,317,401	(742,681)	5,502,193	(1,458,285)

-	(8,190,527)	-	-
-	(223,550)	-	-

-	(8,414,077)	-	-

-	-	-	(1,420,523)
-	-	-	(50,561)

-	-	-	(1,471,084)

(17,279,266)	(3,398,141)	-	-
-	-	(7,414,563)	(394,799)
491,476	3,591,638	-	-
-	-	1,354,813	1,497,284

(16,787,790)	193,497	(6,059,750)	1,102,485

13,529,611	(8,963,261)	(557,557)	(1,826,884)

420,585,340	429,548,601	106,583,924	108,410,808

$434,114,951	$420,585,340	$106,026,367	$106,583,924

$12,404,300	$7,230,169	$160,300	$(207,781)

MML Series Investment Fund – Financial Statements (Continued)

Statements of Changes in Net Assets

	MML Small/Mid Cap Value Fund
	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$691,536	$981,885
Net realized gain (loss) on investment transactions	10,661,158	24,421,795
Net change in unrealized appreciation (depreciation) on investments	1,436,182	(37,849,828)

Net increase (decrease) in net assets resulting from operations	12,788,876	(12,446,148)

Distributions to shareholders (Note 2):
From net investment income:
Initial Class	-	(1,037,218)
Service Class	-	(30,232)

Total distributions from net investment income	-	(1,067,450)

Net fund share transactions (Note 5):
Initial Class	(20,664,006)	(7,313,534)
Service Class	151,758	1,290,527

Increase (decrease) in net assets from fund share transactions	(20,512,248)	(6,023,007)

Total increase (decrease) in net assets	(7,723,372)	(19,536,605)
Net assets
Beginning of period	177,992,064	197,528,669

End of period	$170,268,692	$177,992,064

Undistributed (accumulated) net investment income (loss) included in net assets at end of period	$1,718,029	$1,026,493

The accompanying notes are an integral part of the financial statements.

MML Series Investment Fund – Financial Highlights

(For a share outstanding throughout each period)

MML Equity Income Fund

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss) ***	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total Return ^^		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets		Net investment income (loss) to average daily net assets		Portfolio turnover rate
Initial Class
06/30/12 ≈	$9.20	$0.10	$0.67	$0.77	$-	$-	$-	$9.97	8.37%	**	$459,799	0.80%	*	2.08%	*	6%	**
12/31/11	9.44	0.18	(0.26)	(0.08)	(0.16)	-	(0.16)	9.20	(0.79%	)	511,951	0.79%		1.92%		22%
12/31/10	8.35	0.16	1.06	1.22	(0.13)	-	(0.13)	9.44	14.95%		550,834	0.79%		1.87%		16%
12/31/09	6.82	0.15	1.56	1.71	(0.18)	-	(0.18)	8.35	25.19%		430,300	0.81%		2.13%		31%
12/31/08	10.77	0.22	(4.04)	(3.82)	-	(0.13)	(0.13)	6.82	(35.80%	)	353,862	0.80%		2.51%		32%
12/31/07	10.97	0.20	0.15	0.35	(0.17)	(0.38)	(0.55)	10.77	3.13%		378,616	0.78%		1.76%		27%
Service Class
06/30/12 ≈	$9.16	$0.09	$0.65	$0.74	$-	$-	$-	$9.90	8.08%	**	$34,692	1.05%	*	1.84%	*	6%	**
12/31/11	9.40	0.16	(0.26)	(0.10)	(0.14)	-	(0.14)	9.16	(0.97%	)	30,889	1.04%		1.69%		22%
12/31/10	8.32	0.14	1.06	1.20	(0.12)	-	(0.12)	9.40	14.70%		24,921	1.04%		1.62%		16%
12/31/09	6.82	0.13	1.54	1.67	(0.17)	-	(0.17)	8.32	24.74%		16,629	1.06%		1.77%		31%
12/31/08 +++	9.60	0.09	(2.74)	(2.65)	-	(0.13)	(0.13)	6.82	(27.98%	) **	6,302	1.06%	*	3.36%	*	32%	~

*	Annualized.
**	Percentage represents the results for the period and is not annualized.
***	Per share amount calculated on the average shares method.
+++	For the period August 15, 2008 (commencement of operations) through December 31, 2008.
^^	Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.
~	The portfolio turnover rate results are for the Fund.
≈	Unaudited.

MML Foreign Fund

		Income (loss) from investment operations				Less distributions to shareholders								Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss) ***	Net realized and unrealized gain (loss) on investments		Total income (loss) from investment operations	From net investment income		From net realized gains	Total distributions		Net asset value, end of the period	Total Return ^^		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waiver		Ratio of expenses to average daily net assets after expense waiver		Net investment income (loss) to average daily net assets		Portfolio turnover rate
Initial Class
06/30/12 ≈	$8.13	$0.16	$(0.00	) †	$0.16	$-		$-	$-		$8.29	1.97%	**	$314,425	0.98%	*	N/A		3.87%	*	9%	**
12/31/11	9.21	0.23	(1.14)		(0.91)	(0.17)		-	$(0.17)		8.13	(9.90%	)	303,229	0.98%		N/A		2.50%		9%
12/31/10	8.95	0.16	0.24		0.40	(0.14)		-	(0.14)		9.21	4.70%		338,495	0.99%		N/A		1.85%		8%
12/31/09	7.08	0.16	1.90		2.06	(0.19)		-	(0.19)		8.95	29.28%		288,815	1.01%		N/A		2.08%		11%
12/31/08	12.02	0.27	(5.21)		(4.94)	(0.00	) †	-	(0.00	) †	7.08	(41.07%	)	208,709	1.00%		0.98%	#	2.74%		10%
12/31/07	11.00	0.24	1.24		1.48	(0.27)		(0.19)	(0.46)		12.02	13.48%		359,018	1.00%		N/A		2.00%		9%
Service Class
06/30/12 ≈	$8.10	$0.15	$(0.00	) †	$0.15	$-		$-	$-		$8.25	1.85%	**	$6,106	1.23%	*	N/A		3.63%	*	9%	**
12/31/11	9.18	0.20	(1.12)		(0.92)	(0.16)		-	(0.16)		8.10	(10.13%	)	5,615	1.23%		N/A		2.23%		9%
12/31/10	8.92	0.13	0.26		0.39	(0.13)		-	(0.13)		9.18	4.54%		5,857	1.24%		N/A		1.56%		8%
12/31/09	7.07	0.15	1.89		2.04	(0.19)		-	(0.19)		8.92	29.01%		4,313	1.26%		N/A		1.88%		11%
12/31/08 +++	9.96	0.03	(2.92)		(2.89)	(0.00	) †	-	(0.00	) †	7.07	(28.99%	) **	1,675	1.25%	*	N/A		1.00%	*	10%	~

*	Annualized.
**	Percentage represents the results for the period and is not annualized.
***	Per share amount calculated on the average shares method.
†	Amount is less than $0.005 per share.
+++	For the period August 15, 2008 (commencement of operations) through December 31, 2008.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
^^	Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.
~	The portfolio turnover rate results are for the Fund.
≈	Unaudited.

The accompanying notes are an integral part of the financial statements.

MML Series Investment Fund – Financial Highlights (Continued)

(For a share outstanding throughout each period)

MML Global Fund

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss) ***	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total Return ^^		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waiver		Ratio of expenses to average daily net assets after expense waiver		Net investment income (loss) to average daily net assets		Portfolio turnover rate
Class I
06/30/12 ≈	$8.02	$0.09	$0.59	$0.68	$-	$-	$-	$8.70	8.48%	**	$110,736	1.01%	*	0.90%	*#	2.08%	*	6%	**
12/31/11	8.46	0.11	(0.47)	(0.36)	(0.08)	-	(0.08)	8.02	(4.24%	)	92,595	1.00%		0.90%	#	1.28%		16%
12/31/10	7.56	0.08	0.87	0.95	(0.05)	-	(0.05)	8.46	12.64%		83,762	1.01%		0.90%	#	1.05%		18%
12/31/09	5.78	0.05	1.80	1.85	(0.07)	-	(0.07)	7.56	32.06%		65,305	1.14%		0.90%	#	0.76%		88%
12/31/08	10.31	0.15	(4.64)	(4.49)	-	(0.04)	(0.04)	5.78	(43.70%	)	5,589	1.27%		0.83%	#	1.82%		65%
12/31/07	10.52	0.16	0.22	0.38	(0.16)	(0.43)	(0.59)	10.31	3.57%		10,156	1.15%		0.71%	#	1.41%		56%
Class II
06/30/12 ≈	$8.13	$0.14	$0.55	$0.69	$-	$-	$-	$8.82	8.49%	**	$15,258	0.91%	*	0.80%	*#	2.13%	*	6%	**
12/31/11	8.57	0.12	(0.48)	(0.36)	(0.08)	-	(0.08)	8.13	(4.15%	)	15,218	0.90%		0.80%	#	1.42%		16%
12/31/10	7.64	0.09	0.88	0.97	(0.04)	-	(0.04)	8.57	12.83%		19,095	0.91%		0.80%	#	1.19%		18%
12/31/09	5.83	0.10	1.76	1.86	(0.05)	-	(0.05)	7.64	31.96%		20,163	1.04%		0.80%	#	1.63%		88%
12/31/08	10.31	0.17	(4.61)	(4.44)	-	(0.04)	(0.04)	5.83	(43.27%	)	18,607	1.17%		0.72%	#	1.95%		65%
12/31/07	10.52	0.17	0.22	0.39	(0.17)	(0.43)	(0.60)	10.31	3.75%		43,429	1.05%		0.61%	#	1.51%		56%
Service Class I
06/30/12 ≈	$8.00	$0.07	$0.60	$0.67	$-	$-	$-	$8.67	8.38%	**	$2,980	1.26%	*	1.15%	*#	1.79%	*	6%	**
12/31/11	8.47	0.08	(0.47)	(0.39)	(0.08)	-	(0.08)	8.00	(4.58%	)	2,330	1.25%		1.15%	#	0.98%		16%
12/31/10	7.57	0.05	0.89	0.94	(0.04)	-	(0.04)	8.47	12.46%		1,424	1.26%		1.15%	#	0.71%		18%
12/31/09	5.80	0.08	1.76	1.84	(0.07)	-	(0.07)	7.57	31.77%		559	1.39%		1.15%	#	1.20%		88%
12/31/08 +++	8.72	0.01	(2.89)	(2.88)	-	(0.04)	(0.04)	5.80	(33.21%	) **	265	1.19%	*	1.15%	*#	0.46%	*	65%	~

*	Annualized.
**	Percentage represents the results for the period and is not annualized.
***	Per share amount calculated on the average shares method.
+++	For the period August 15, 2008 (commencement of operations) through December 31, 2008.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
^^	Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.
~	The portfolio turnover rate results are for the Fund.
≈	Unaudited.

MML Growth & Income Fund

		Income (loss) from investment operations			Less distributions to shareholders								Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss) ***	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Tax return of capital		Total distributions	Net asset value, end of the period	Total Return ^^		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waiver		Ratio of expenses to average daily net assets after expense waiver		Net investment income (loss) to average daily net assets		Portfolio turnover rate
Initial Class
06/30/12 ≈	$7.83	$0.06	$0.64	$0.70	$-	$-	$-		$-	$8.53	8.94%	**	$115,797	0.58%	*	N/A		1.45%	*	17%	**
12/31/11	8.07	0.10	(0.25)	(0.15)	(0.09)	-	-		(0.09)	7.83	(1.83%	)	116,867	0.58%		N/A		1.23%		22%
12/31/10	7.35	0.08	0.74	0.82	(0.10)	-	-		(0.10)	8.07	11.47%		143,556	0.56%		N/A		1.06%		95%
12/31/09	5.87	0.09	1.52	1.61	(0.13)	-	-		(0.13)	7.35	27.66%		147,773	0.58%		N/A		1.51%		47%
12/31/08	9.80	0.11	(4.04)	(3.93)	-	-	-		-	5.87	(40.10%	)	133,236	0.56%		0.55%	#	1.39%		48%
12/31/07	10.36	0.12	(0.14)	(0.02)	(0.12)	(0.42)	(0.00	) †	(0.54)	9.80	(0.33%	)	269,803	0.54%		0.52%	#	1.13%		38%
Service Class
06/30/12 ≈	$7.79	$0.05	$0.64	$0.69	$-	$-	$-		$-	$8.48	8.86%	**	$11,153	0.83%	*	N/A		1.20%	*	17%	**
12/31/11	8.03	0.08	(0.25)	(0.17)	(0.07)	-	-		(0.07)	7.79	(2.13%	)	10,090	0.83%		N/A		0.97%		22%
12/31/10	7.32	0.06	0.74	0.80	(0.09)	-	-		(0.09)	8.03	11.21%		13,294	0.81%		N/A		0.82%		95%
12/31/09	5.86	0.07	1.52	1.59	(0.13)	-	-		(0.13)	7.32	27.35%		11,212	0.83%		N/A		1.05%		47%
12/31/08 +++	8.59	0.05	(2.78)	(2.73)	-	-	-		-	5.86	(31.78%	) **	1,319	0.84%	*	N/A		2.15%	*	48%	~

*	Annualized.
**	Percentage represents the results for the period and is not annualized.
***	Per share amount calculated on the average shares method.
†	Amount is less than $0.005 per share.
+++	For the period August 15, 2008 (commencement of operations) through December 31, 2008.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
^^	Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.
~	The portfolio turnover rate results are for the Fund.
≈	Unaudited.

The accompanying notes are an integral part of the financial statements.

MML Series Investment Fund – Financial Highlights (Continued)

(For a share outstanding throughout each period)

MML Income & Growth Fund

		Income (loss) from investment operations			Less distributions to shareholders											Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss) ***	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income		From net realized gains		Tax return of capital		Total distributions		Net asset value, end of the period	Total Return ^^		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waiver		Ratio of expenses to average daily net assets after expense waiver		Net investment income (loss) to average daily net assets		Portfolio turnover rate
Initial Class
06/30/12 ≈	$8.56	$0.10	$0.46	$0.56	$-		$-		$-		$-		$9.12	6.66%	**	$150,232	0.73%	*	N/A		2.31%	*	1%	**
12/31/11	8.37	0.20	0.25	0.45	(0.26)		-		-		(0.26)		8.56	5.60%		88,465	0.74%		N/A		2.37%		12%
12/31/10	7.82	0.13	0.73	0.86	(0.31)		-		-		(0.31)		8.37	11.70%		72,789	0.73%		N/A		1.62%		64%
12/31/09	6.68	0.13	1.07	1.20	(0.06)		-		-		(0.06)		7.82	18.06%		270,263	0.72%		N/A		1.79%		52%
12/31/08	10.24	0.16	(3.72)	(3.56)	(0.00	) †	(0.00	) †	-		(0.00	) †	6.68	(34.76%	)	76,447	0.74%		0.73%	#	1.82%		59%
12/31/07	11.03	0.17	(0.24)	(0.07)	(0.17)		(0.55)		(0.00	) †	(0.72)		10.24	(0.77%	)	150,272	0.70%		0.70%	##	1.48%		57%
Service Class
06/30/12 ≈	$8.51	$0.09	$0.46	$0.55	$-		$-		$-		$-		$9.06	6.46%	**	$10,095	0.98%	*	N/A		2.03%	*	1%	**
12/31/11	8.33	0.18	0.26	0.44	(0.26)		-		-		(0.26)		8.51	5.40%		8,466	0.99%		N/A		2.18%		12%
12/31/10	7.79	0.13	0.71	0.84	(0.30)		-		-		(0.30)		8.33	11.47%		3,953	0.98%		N/A		1.64%		64%
12/31/09	6.68	0.11	1.06	1.17	(0.06)		-		-		(0.06)		7.79	17.59%		2,406	0.97%		N/A		1.59%		52%
12/31/08 +++	9.09	0.06	(2.47)	(2.41)	(0.00	) †	(0.00	) †	-		(0.00	) †	6.68	(26.51%	) **	650	1.03%	*	N/A		2.33%	*	59%	~

*	Annualized.
**	Percentage represents the results for the period and is not annualized.
***	Per share amount calculated on the average shares method.
†	Amount is less than $0.005 per share.
+++	For the period August 15, 2008 (commencement of operations) through December 31, 2008.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
##	Amount waived had no impact on the ratio of expenses to average daily net assets.
^^	Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.
~	The portfolio turnover rate results are for the Fund.
≈	Unaudited.

MML Large Cap Growth Fund

		Income (loss) from investment operations				Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss) ***		Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	Total distributions	Net asset value, end of the period	Total Return ^^		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waiver		Ratio of expenses to average daily net assets after expense waiver		Net investment income (loss) to average daily net assets		Portfolio turnover rate
Initial Class
06/30/12 ≈	$10.04	$0.01		$1.02	$1.03	$-	$-	$11.07	10.26%	**	$191,774	0.71%	*	N/A		0.15%	*	43%	**
12/31/11	10.45	0.01		(0.40)	(0.39)	(0.02)	(0.02)	10.04	(3.69%	)	188,235	0.71%		N/A		0.08%		90%
12/31/10	8.80	0.03		1.63	1.66	(0.01)	(0.01)	10.45	18.87%		166,552	0.72%		N/A		0.36%		88%
12/31/09	6.71	0.03		2.10	2.13	(0.04)	(0.04)	8.80	31.75%		41,071	0.81%		N/A		0.35%		151%
12/31/08	11.34	0.03		(4.66)	(4.63)	-	-	6.71	(40.83%	)	36,197	0.78%		0.77%	#	0.35%		86%
12/31/07	10.00	0.01		1.35	1.36	(0.02)	(0.02)	11.34	13.57%		74,225	0.72%		N/A		0.12%		85%
Service Class
06/30/12 ≈	$9.99	$(0.00	) †	$1.00	$1.00	$-	$-	$10.99	10.01%	**	$1,361	0.96%	*	N/A		(0.09%	) *	43%	**
12/31/11	10.40	(0.02)		(0.38)	(0.40)	(0.01)	(0.01)	9.99	(3.82%	)	1,176	0.96%		N/A		(0.17%	)	90%
12/31/10	8.78	0.01		1.61	1.62	-	-	10.40	18.45%		763	0.97%		N/A		0.11%		88%
12/31/09	6.71	0.01		2.09	2.10	(0.03)	(0.03)	8.78	31.43%		636	1.06%		N/A		0.08%		151%
12/31/08 +++	9.87	0.01		(3.17)	(3.16)	-	-	6.71	(32.02%	) **	236	1.13%	*	N/A		0.53%	*	86%	~

*	Annualized.
**	Percentage represents the results for the period and is not annualized.
***	Per share amount calculated on the average shares method.
†	Amount is less than $0.005 per share.
+++	For the period August 15, 2008 (commencement of operations) through December 31, 2008.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
^^	Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.
~	The portfolio turnover rate results are for the Fund.
≈	Unaudited.

The accompanying notes are an integral part of the financial statements.

MML Series Investment Fund – Financial Highlights (Continued)

(For a share outstanding throughout each period)

MML Mid Cap Growth Fund

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss) ***	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total Return ^^		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets		Net investment income (loss) to average daily net assets		Portfolio turnover rate
Initial Class
06/30/12 ≈	$12.08	$(0.02)	$0.94	$0.92	$-	$-	$-	$13.00	7.62%	**	$318,123	0.82%	*	(0.26%	) *	14%	**
12/31/11	12.23	(0.04)	(0.11)	(0.15)	-	-	-	12.08	(1.23%	)	305,757	0.82%		(0.33%	)	33%
12/31/10	9.55	(0.02)	2.70	2.68	-	-	-	12.23	28.06%		330,711	0.82%		(0.20%	)	29%
12/31/09	6.57	(0.02)	3.00	2.98	-	-	-	9.55	45.36%		274,954	0.84%		(0.25%	)	52%
12/31/08	11.18	(0.02)	(4.41)	(4.43)	-	(0.18)	(0.18)	6.57	(40.21%	)	183,886	0.83%		(0.21%	)	32%
12/31/07	10.04	0.01	1.71	1.72	(0.01)	(0.57)	(0.58)	11.18	16.89%		285,701	0.81%		0.08%		31%
Service Class
06/30/12 ≈	$11.98	$(0.03)	$0.93	$0.90	$-	$-	$-	$12.88	7.51%	**	$25,366	1.07%	*	(0.51%	) *	14%	**
12/31/11	12.17	(0.07)	(0.12)	(0.19)	-	-	-	11.98	(1.56%	)	22,796	1.07%		(0.57%	)	33%
12/31/10	9.52	(0.04)	2.69	2.65	-	-	-	12.17	27.84%		17,236	1.07%		(0.42%	)	29%
12/31/09	6.57	(0.04)	2.99	2.95	-	-	-	9.52	44.90%		9,743	1.09%		(0.50%	)	52%
12/31/08 +++	10.46	(0.01)	(3.70)	(3.71)	-	(0.18)	(0.18)	6.57	(36.09%	) **	3,757	1.11%	*	(0.29%	) *	32%	~

*	Annualized.
**	Percentage represents the results for the period and is not annualized.
***	Per share amount calculated on the average shares method.
+++	For the period August 15, 2008 (commencement of operations) through December 31, 2008.
^^	Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.
~	The portfolio turnover rate results are for the Fund.
≈	Unaudited.

MML Mid Cap Value Fund

		Income (loss) from investment operations			Less distributions to shareholders								Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss) ***	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income		From net realized gains	Total distributions		Net asset value, end of the period	Total Return ^^		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets		Net investment income (loss) to average daily net assets		Portfolio turnover rate
Initial Class
06/30/12 ≈	$10.17	$0.13	$0.62	$0.75	$-		$-	$-		$10.92	7.37%	**	$419,725	0.89%	*	2.41%	*	40%	**
12/31/11	10.46	0.17	(0.25)	(0.08)	(0.21)		-	(0.21)		10.17	(0.64%	)	407,615	0.90%		1.62%		106%
12/31/10	8.85	0.22	1.53	1.75	(0.14)		-	(0.14)		10.46	20.09%		419,863	0.89%		2.36%		125%
12/31/09	6.93	0.15	1.93	2.08	(0.16)		-	(0.16)		8.85	30.31%		375,386	0.91%		1.99%		159%
12/31/08	9.18	0.17	(2.42)	(2.25)	(0.00	) †	-	(0.00	) †	6.93	(24.51%	)	291,433	0.90%		2.09%		189%
12/31/07	10.81	0.15	(0.35)	(0.20)	(0.10)		(1.33)	(1.43)		9.18	(2.32%	)	404,928	0.88%		1.33%		206%
Service Class
06/30/12 ≈	$10.12	$0.12	$0.61	$0.73	$-		$-	$-		$10.85	7.21%	**	$14,390	1.14%	*	2.19%	*	40%	**
12/31/11	10.41	0.14	(0.23)	(0.09)	(0.20)		-	(0.20)		10.12	(0.81%	)	12,970	1.15%		1.38%		106%
12/31/10	8.83	0.20	1.51	1.71	(0.13)		-	(0.13)		10.41	19.62%		9,686	1.14%		2.14%		125%
12/31/09	6.92	0.13	1.94	2.07	(0.16)		-	(0.16)		8.83	30.20%		6,160	1.16%		1.76%		159%
12/31/08 +++	9.06	0.09	(2.23)	(2.14)	(0.00	) †	-	(0.00	) †	6.92	(23.62%	) **	2,279	1.16%	*	3.51%	*	189%	~

*	Annualized.
**	Percentage represents the results for the period and is not annualized.
***	Per share amount calculated on the average shares method.
†	Amount is less than $0.005 per share.
+++	For the period August 15, 2008 (commencement of operations) through December 31, 2008.
^^	Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.
~	The portfolio turnover rate results are for the Fund.
≈	Unaudited.

The accompanying notes are an integral part of the financial statements.

MML Series Investment Fund – Financial Highlights (Continued)

(For a share outstanding throughout each period)

MML Small Company Value Fund

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss) ***	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total Return ^^		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waiver		Ratio of expenses to average daily net assets after expense waiver		Net investment income (loss) to average daily net assets		Portfolio turnover rate
Class II
06/30/12 ≈	$16.83	$0.06	$0.77	$0.83	$-	$-	$-	$17.66	4.87%	**	$100,525	1.18%	*	1.15%	*#	0.70%	*	5%	**
12/31/11	17.30	(0.01)	(0.23)	(0.24)	-	(0.23)	(0.23)	16.83	(1.26%)		102,633	1.17%		1.15%	#	(0.06%	)	13%
12/31/10	15.70	0.06	3.19	3.25	(0.14)	(1.51)	(1.65)	17.30	20.83%		105,829	1.18%		1.15%	#	0.34%		29%
12/31/09 +	10.00	0.05	6.07	6.12	(0.04)	(0.38)	(0.42)	15.70	61.26%	**	96,203	1.26%	*	1.15%	*#	0.41%	*	44%	**
Service Class I
06/30/12 ≈	$16.73	$0.04	$0.76	$0.80	$-	$-	$-	$17.53	4.78%	**	$5,501	1.43%	*	1.40%	*#	0.47%	*	5%	**
12/31/11	17.24	(0.05)	(0.23)	(0.28)	-	(0.23)	(0.23)	16.73	(1.56%)		3,951	1.42%		1.40%	#	(0.28%	)	13%
12/31/10	15.67	0.03	3.18	3.21	(0.13)	(1.51)	(1.64)	17.24	20.59%		2,581	1.43%		1.40%	#	0.20%		29%
12/31/09 +	10.00	0.03	6.04	6.07	(0.02)	(0.38)	(0.40)	15.67	60.83%	**	677	1.51%	*	1.40%	*#	0.25%	*	44%	**

*	Annualized.
**	Percentage represents the results for the period and is not annualized.
***	Per share amount calculated on the average shares method.
+	For the period February 27, 2009 (commencement of operations) through December 31, 2009.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
^^	Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.
≈	Unaudited.

MML Small/Mid Cap Value Fund

		Income (loss) from investment operations			Less distributions to shareholders							Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss) ***	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	Tax return of capital		Total distributions	Net asset value, end of the period	Total Return ^^		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets		Net investment income (loss) to average daily net assets		Portfolio turnover rate
Initial Class
06/30/12 ≈	$8.51	$0.04	$0.57	$0.61	$-	$-		$-	$9.12	7.17%	**	$162,546	0.82%	*	0.79%	*	26%	**
12/31/11	9.26	0.05	(0.75)	(0.70)	(0.05)	-		(0.05)	8.51	(7.50%	)	170,925	0.81%		0.53%		72%
12/31/10	7.35	0.05	1.91	1.96	(0.05)	-		(0.05)	9.26	26.84%		191,141	0.81%		0.62%		52%
12/31/09	5.21	0.04	2.18	2.22	(0.08)	-		(0.08)	7.35	42.73%		178,318	0.82%		0.69%		65%
12/31/08	8.45	0.08	(3.32)	(3.24)	-	-		-	5.21	(38.34%	)	145,129	0.81%		1.10%		145%
12/31/07	10.45	0.11	(2.02)	(1.91)	(0.09)	(0.00	) †	(0.09)	8.45	(18.31%	)	248,583	0.79%		1.14%		152%
Service Class
06/30/12 ≈	$8.47	$0.03	$0.57	$0.60	$-	$-		$-	$9.07	7.08%	**	$7,723	1.07%	*	0.56%	*	26%	**
12/31/11	9.22	0.03	(0.74)	(0.71)	(0.04)	-		(0.04)	8.47	(7.70%	)	7,067	1.06%		0.30%		72%
12/31/10	7.33	0.03	1.90	1.93	(0.04)	-		(0.04)	9.22	26.44%		6,388	1.06%		0.40%		52%
12/31/09	5.21	0.02	2.18	2.20	(0.08)	-		(0.08)	7.33	42.32%		3,806	1.07%		0.40%		65%
12/31/08 +++	8.11	0.03	(2.93)	(2.90)	-	-		-	5.21	(35.76%	) **	1,535	1.07%	*	1.79%	*	145%	~

*	Annualized.
**	Percentage represents the results for the period and is not annualized.
***	Per share amount calculated on the average shares method.
†	Amount is less than 0.005 per share.
+++	For the period August 15, 2008 (commencement of operations) through December 31, 2008.
^^	Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.
~	The portfolio turnover rate results are for the Fund.
≈	Unaudited.

The accompanying notes are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

1.	The Fund

MML Series Investment Fund (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a no-load, open-end, management investment company. The Trust is organized under the laws of the Commonwealth of Massachusetts as a Massachusetts business trust pursuant to an Agreement and Declaration of Trust dated December 19, 1984, as restated May 14, 1993, and further amended and restated as of December 15, 2011, as it may be further amended from time to time. The following are 10 series of the Trust (each individually referred to as a “Fund” or collectively as the “Funds”):

MML Equity Income Fund (“Equity Income Fund”)

MML Foreign Fund (“Foreign Fund”)

MML Global Fund (“Global Fund”)

MML Growth & Income Fund (“Growth & Income Fund”)

MML Income & Growth Fund (“Income & Growth Fund”)

MML Large Cap Growth Fund (“Large Cap Growth Fund”)

MML Mid Cap Growth Fund (“Mid Cap Growth Fund”)

MML Mid Cap Value Fund (“Mid Cap Value Fund”)

MML Small Company Value Fund (“Small Company Value Fund”)

MML Small/Mid Cap Value Fund (“Small/Mid Cap Value Fund”)

The Trust makes shares of the Funds available for the investment of assets of various separate investment accounts established by Massachusetts Mutual Life Insurance Company (“MassMutual”) and by life insurance companies which are subsidiaries of MassMutual. Shares of the Trust are not offered to the general public. MassMutual, MML Bay State Life Insurance Company, and C.M. Life Insurance Company are the record owners of all of the outstanding shares of the Funds.

The following table shows the classes available for each Fund, including the date each class commenced operations. Each share class represents an interest in the same portfolio of assets. The principal difference among the classes is the level of service and administration fees, and shareholder and distribution service expenses borne by the classes. Because each class will have different fees and expenses, performance and share prices will vary between the classes. The classes of shares are offered to different types of investors, as outlined in the Funds’ Prospectus.

	Initial Class	Class I	Class II	Service Class	Service Class I
Equity Income Fund	5/1/2006	None	None	8/15/2008	None
Foreign Fund	5/1/2006	None	None	8/15/2008	None
Global Fund	None	5/1/2006	5/1/2006	None	8/15/2008
Growth & Income Fund	5/1/2006	None	None	8/15/2008	None
Income & Growth Fund	5/1/2006	None	None	8/15/2008	None
Large Cap Growth Fund	5/1/2006	None	None	8/15/2008	None
Mid Cap Growth Fund	5/1/2006	None	None	8/15/2008	None
Mid Cap Value Fund	5/1/2006	None	None	8/15/2008	None
Small Company Value Fund	None	None	2/27/2009	None	2/27/2009
Small/Mid Cap Value Fund	5/1/2006	None	None	8/15/2008	None

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed consistently by each Fund in the preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“generally accepted accounting principles”). The preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Notes to Financial Statements (Unaudited) (Continued)

Investment Valuation

The net asset value of each Fund’s shares is determined once daily as of the close of regular trading on the New York Stock Exchange, on each day the New York Stock Exchange is open for trading (a “business day”). The New York Stock Exchange normally closes at 4:00 p.m. Eastern Time, but may close earlier on some days.

Equity securities and derivative contracts that are actively traded on a national securities exchange are valued on the basis of information furnished by a pricing service, which provides the last reported sale price for securities or derivatives listed on the exchange or the official closing price on the NASDAQ National Market System, or in the case of over-the-counter (“OTC”) securities for which an official closing price is unavailable or not reported on the NASDAQ System, the last reported bid price. Portfolio securities traded on more than one national securities exchange are valued at the last price at the close of the exchange representing the principal market for such securities. Debt securities (other than short-term obligations) are valued on the basis of valuations furnished by a pricing service, which generally determines valuations taking into account factors such as institutional-size trading in similar securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Short-term debt securities are valued at either amortized cost or at original cost plus accrued interest, whichever the Funds’ investment adviser determines more closely approximates current market value. Shares of other open-end mutual funds are valued at their closing net asset values as reported on each business day.

Investments for which market quotations are readily available are marked to market daily based on those quotations. Market quotations may be provided by third-party vendors or market makers, and may be determined on the basis of a variety of factors, such as broker quotations, financial modeling, and other market data, such as market indexes and yield curves, counterparty information, and foreign exchange rates. U.S. Government and agency securities may be valued on the basis of market quotations or using a model that may incorporate market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, quoted market prices, and reference data. The fair values of OTC derivative contracts, including forward, swap, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices, may be based on market quotations or may be modeled using a series of techniques, including simulation models depending on the contract and the terms of the transaction. The fair values of asset-backed securities and mortgage-backed securities are estimated based on models that consider the estimated cash flows of each debt tranche of the issuer, establish a benchmark yield, and develop an estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche including, but not limited to, prepayment speed assumptions and attributes of the collateral. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. Restricted securities are valued at a discount to similar publicly traded securities.

Investments for which market quotations are not available or for which a pricing service or vendor does not provide a value, or for which such market quotations or values are considered by the investment adviser or subadviser to be unreliable (including, for example, certain foreign securities, thinly-traded securities, certain restricted securities, certain initial public offerings, or securities whose values may have been affected by a significant event) are stated at fair valuations determined by the Funds’ Valuation Committee1 in accordance with procedures approved annually by the Board of Trustees (“Trustees”), and under the general oversight of the Trustees. The Funds’ Valuation Committee employs various methods to determine fair valuations including a regular review of key inputs and assumptions and review of any related market activity. The Funds’ Valuation Committee reports to the Trustees at their regularly scheduled meetings. It is possible that fair value prices will be used by the Funds to a significant extent. The value determined for an investment using the Funds’ fair value procedures may differ from recent market prices for the investment and may be significantly different from the value realized upon the sale of such investment.

The Funds may invest in securities that are traded principally in foreign markets and that trade on weekends and other days when the Funds do not price their shares. As a result, the value of the Funds’ portfolio securities may change on days when the prices of the Funds’ shares are not calculated. The prices of the Funds’ shares will reflect any such changes when the prices of the Funds’ shares are next calculated, which is the next business day. The Funds may use fair value pricing more frequently for securities

[1]

The Valuation Committee consists of the President, Treasurer, Assistant Treasurers, Vice Presidents (except for the CCO), Secretary, and Assistant Secretaries of the Trust, as well as such alternate members as the Trustees may from time to time designate. The Valuation Committee reviews and makes recommendations concerning the fair valuation of portfolio securities and the Funds’ pricing procedures in general.

Notes to Financial Statements (Unaudited) (Continued)

primarily traded in foreign markets because, among other things, most foreign markets close well before the Funds value their securities. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. The Funds’ investments may be priced based on fair values provided by a third-party fair valuation vendor, based on certain factors and methodologies applied by such vendor, in the event that there is movement in the U.S. market, between the close of the foreign market and the time the Funds calculate their net asset values, that exceeds a specific threshold established by the Funds’ Valuation Committee pursuant to procedures established by the Trustees, and under the general oversight of the Trustees. All assets and liabilities expressed in foreign currencies are converted into U.S. dollars at the mean between the buying and selling rates of such currencies against the U.S. dollar at the end of each business day.

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. A three-tier hierarchy is utilized to maximize the use of observable market data inputs and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability and are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability and are developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

Level 1 – quoted prices (unadjusted) in active markets for identical investments

The types of assets and liabilities categorized in Level 1 generally include actively traded domestic and certain foreign equity securities, derivatives actively traded on a national securities exchange (such as some warrants, rights, futures, and options), and shares of open-end mutual funds.

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

The types of assets and liabilities categorized in Level 2 generally include debt securities such as U.S. government and agency securities, mortgage-backed securities, asset-backed securities, municipal obligations, sovereign debt obligations, bank loans, corporate bonds, and those securities valued at amortized cost; OTC derivatives such as swaps, options, swaptions, and forward foreign currency exchange contracts; certain restricted securities; and non-exchange traded equity securities and certain foreign equity securities traded on particular foreign exchanges that close before the Funds determine their net asset values.

Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The types of assets and liabilities categorized in Level 3 generally include securities for which prices, spreads, or any of the other aforementioned key inputs are unobservable. Generally, securities whose trading has been suspended or that have been de-listed from their current primary trading exchange; securities in default or bankruptcy proceedings for which there is no current market quotation; securities and certain derivatives valued by broker quotes which may include brokers’ assumptions; and any illiquid Rule 144A securities or restricted securities held in non-public entities are categorized in Level 3.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. In addition, in periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Level 1, Level 2, or Level 3.

Notes to Financial Statements (Unaudited) (Continued)

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the overall fair value measurement.

The Large Cap Growth Fund and Small/Mid Cap Value Fund characterized all long-term investments at Level 1, and all short-term investments at Level 2, as of June 30, 2012. For each Fund noted above, the level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The following is the aggregate value by input level, as of June 30, 2012, for the remaining Funds’ investments:

Asset Valuation Inputs

	Investments in Securities
	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Equity Income Fund
Equities
Common Stock
Basic Materials	$29,171,848	$-	$-	$29,171,848
Communications	52,829,844	4,974,410	-	57,804,254
Consumer, Cyclical	32,615,478	-	-	32,615,478
Consumer, Non-cyclical	68,190,545	-	-	68,190,545
Energy	64,028,799	-	-	64,028,799
Financial	94,025,839	-	-	94,025,839
Industrial	71,064,616	-	-	71,064,616
Technology	22,475,856	-	-	22,475,856
Utilities	33,349,385	-	-	33,349,385

Total Common Stock	467,752,210	4,974,410	-	472,726,620

Preferred Stock
Consumer, Cyclical	2,767,220	-	-	2,767,220

Total Preferred Stock	2,767,220	-	-	2,767,220

Total Equities	470,519,430	4,974,410	-	475,493,840

Total Mutual Funds	1,120	-	-	1,120

Total Long-Term Investments	470,520,550	4,974,410	-	475,494,960

Total Short-Term Investments	-	19,265,222	-	19,265,222

Total Investments	$470,520,550	$24,239,632	$-	$494,760,182

Foreign Fund
Equities
Common Stock
Basic Materials	$3,335,123	$13,482,943	$-	$16,818,066
Communications	15,559,349	33,055,380	-	48,614,729
Consumer, Cyclical	3,813,947	26,767,704	-	30,581,651
Consumer, Non-cyclical	-	45,074,136	-	45,074,136
Diversified	-	1,939,868	-	1,939,868
Energy	7,862,919	25,771,094	-	33,634,013
Financial	9,796,640	63,294,950	-	73,091,590
Industrial	4,174,077	24,753,876	-	28,927,953
Technology	3,103,934	17,090,571	-	20,194,505
Utilities	-	6,293,125	-	6,293,125

Total Common Stock	47,645,989	257,523,647	-	305,169,636

Notes to Financial Statements (Unaudited) (Continued)

	Investments in Securities
	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Foreign Fund (Continued)
Preferred Stock
Basic Materials	$3,741,081	$-	$-	$3,741,081

Total Preferred Stock	3,741,081	-	-	3,741,081

Total Equities	51,387,070	257,523,647	-	308,910,717

Total Long-Term Investments	51,387,070	257,523,647	-	308,910,717

Total Short-Term Investments	-	10,258,650	-	10,258,650

Total Investments	$51,387,070	$267,782,297	$-	$319,169,367

Global Fund
Equities
Common Stock
Basic Materials	$2,940,284	$12,216,545	$-	$15,156,829
Communications	7,321,311	1,654,397	-	8,975,708
Consumer, Cyclical	5,933,428	5,029,767	-	10,963,195
Consumer, Non-cyclical	12,892,497	23,565,641	-	36,458,138
Diversified	-	2,342,059	-	2,342,059
Energy	2,411,897	953,075	-	3,364,972
Financial	8,310,112	7,628,341	-	15,938,453
Industrial	16,659,582	4,938,161	-	21,597,743
Technology	7,801,582	3,306,902	-	11,108,484
Utilities	-	393,446	-	393,446

Total Common Stock	64,270,693	62,028,334	-	126,299,027

Total Equities	64,270,693	62,028,334	-	126,299,027

Total Long-Term Investments	64,270,693	62,028,334	-	126,299,027

Total Short-Term Investments	-	2,410,368	-	2,410,368

Total Investments	$64,270,693	$64,438,702	$-	$128,709,395

Growth & Income Fund
Equities
Common Stock
Basic Materials	$2,802,427	$1,213,978	$-	$4,016,405
Communications	12,402,531	-	-	12,402,531
Consumer, Cyclical	5,774,998	1,559,242	-	7,334,240
Consumer, Non-cyclical	25,455,346	5,946,756	-	31,402,102
Diversified	-	1,191,149	-	1,191,149
Energy	12,859,074	-	-	12,859,074
Financial	18,871,203	-	-	18,871,203
Industrial	16,803,034	-	-	16,803,034
Technology	17,142,404	-	-	17,142,404
Utilities	3,935,637	-	-	3,935,637

Total Common Stock	116,046,654	9,911,125	-	125,957,779

Total Equities	116,046,654	9,911,125	-	125,957,779

Total Long-Term Investments	116,046,654	9,911,125	-	125,957,779

Notes to Financial Statements (Unaudited) (Continued)

	Investments in Securities
	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Growth & Income Fund (Continued)
Total Short-Term Investments	$-	$923,657	$-	$923,657

Total Investments	$116,046,654	$10,834,782	$-	$126,881,436

Income & Growth Fund
Equities
Common Stock
Basic Materials	$7,280,158	$3,713,681	$-	$10,993,839
Communications	13,408,900	-	-	13,408,900
Consumer, Cyclical	11,281,848	-	-	11,281,848
Consumer, Non-cyclical	30,204,223	1,826,495	-	32,030,718
Energy	19,206,854	454,765	-	19,661,619
Financial	24,066,593	-	-	24,066,593
Industrial	23,048,431	-	-	23,048,431
Technology	7,413,612	-	-	7,413,612
Utilities	12,335,503	928,801	-	13,264,304

Total Common Stock	148,246,122	6,923,742	-	155,169,864

Total Equities	148,246,122	6,923,742	-	155,169,864

Total Long-Term Investments	148,246,122	6,923,742	-	155,169,864

Total Short-Term Investments	-	4,975,564	-	4,975,564

Total Investments	$148,246,122	$11,899,306	$-	$160,145,428

Mid Cap Growth Fund
Equities
Common Stock
Basic Materials	$9,121,175	$-	$-	$9,121,175
Communications	22,249,711	-	81,541	22,331,252
Consumer, Cyclical	41,578,314	-	-	41,578,314
Consumer, Non-cyclical	87,786,850	-	-	87,786,850
Energy	21,077,555	190,428	-	21,267,983
Financial	21,093,360	-	-	21,093,360
Industrial	58,766,548	-	-	58,766,548
Technology	55,079,140	-	-	55,079,140
Utilities	4,622,800	-	-	4,622,800

Total Common Stock	321,375,453	190,428	81,541	321,647,422

Preferred Stock
Communications	-	-	2,183,889	2,183,889
Technology	-	197,004	-	197,004

Total Preferred Stock	-	197,004	2,183,889	2,380,893

Total Equities	321,375,453	387,432	2,265,430	324,028,315

Total Mutual Funds	5,790,397	-	-	5,790,397

Total Long-Term Investments	327,165,850	387,432	2,265,430	329,818,712

Total Short-Term Investments	-	13,080,512	-	13,080,512

Total Investments	$327,165,850	$13,467,944	$2,265,430	$342,899,224

Notes to Financial Statements (Unaudited) (Continued)

	Investments in Securities
	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Mid Cap Value Fund
Equities
Common Stock
Basic Materials	$11,088,959	$-	$-	$11,088,959
Communications	19,286,185	-	-	19,286,185
Consumer, Cyclical	37,143,523	-	-	37,143,523
Consumer, Non-cyclical	85,145,445	-	-	85,145,445
Energy	30,960,943	-	-	30,960,943
Financial	103,259,667	-	-	103,259,667
Industrial	63,080,854	5,636,997	-	68,717,851
Technology	18,088,359	-	-	18,088,359
Utilities	51,009,624	-	-	51,009,624

Total Common Stock	419,063,559	5,636,997	-	424,700,556

Total Equities	419,063,559	5,636,997	-	424,700,556

Total Mutual Funds	4,225,133	-	-	4,225,133

Total Long-Term Investments	423,288,692	5,636,997	-	428,925,689

Total Short-Term Investments	-	2,680,850	-	2,680,850

Total Investments	$423,288,692	$8,317,847	$-	$431,606,539

Small Company Value Fund
Equities
Common Stock
Basic Materials	$10,136,699	$-	$-	$10,136,699
Communications	3,306,491	-	-	3,306,491
Consumer, Cyclical	13,244,641	-	-	13,244,641
Consumer, Non-cyclical	10,818,800	-	-	10,818,800
Energy	4,174,243	-	-	4,174,243
Financial	23,665,370	-	-	23,665,370
Industrial	28,605,489	-	-	28,605,489
Technology	3,996,657	-	-	3,996,657
Utilities	4,852,724	-	-	4,852,724

Total Common Stock	102,801,114	-	-	102,801,114

Convertible Preferred Stock
Financial	-	146,240	-	146,240

Total Convertible Preferred Stock	-	146,240	-	146,240

Total Equities	102,801,114	146,240	-	102,947,354

Total Mutual Funds	754,173	-	-	754,173

Total Long-Term Investments	103,555,287	146,240	-	103,701,527

Total Short-Term Investments	-	2,695,643	-	2,695,643

Total Investments	$103,555,287	$2,841,883	$-	$106,397,170

Notes to Financial Statements (Unaudited) (Continued)

The following is the aggregate value by input level, as of June 30, 2012, for the Funds’ other financial instruments:

Liability Valuation Inputs

	Other Financial Instruments
	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Mid Cap Value Fund
Forward Contracts
Foreign Exchange Risk	$-	$(188,847)	$-	$(188,847)

Following is a reconciliation of investments for which significant unobservable inputs (Level 3) were used in determining value:

Asset Valuation Inputs

	Investments in Securities
	Balance as of 12/31/11	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	(Sales)	Transfers into Level 3*	Transfers (out) of Level 3*	Balance as of 6/30/12	Net Change in Unrealized Appreciation (Depreciation) from Investments Still Held as of 6/30/12
Mid Cap Growth Fund
Long-Term Investments
Equities
Common stock
Communications	$-	$-	$-	$-	$81,541	$-	$-	$-	$81,541	$-
Preferred stock
Communications	1,960,544	-	-	(375,298)	598,643	-	-	-	2,183,889	(375,298)

	$1,960,544	$-	$-	$(375,298)	$680,184	$-	$-	$-	$2,265,430	$(375,298)

*	The Fund(s) recognize transfers between the Levels as of the beginning of the year.

The Funds had no transfers between Level 1, Level 2, and Level 3 of the fair value hierarchy during the period ended June 30, 2012. The Funds recognize transfers between the Levels as of the beginning of the year.

None of the unobservable inputs, individually or collectively, had a material impact on the Fund(s).

Derivative Instruments

Derivatives are financial instruments whose values are based on the values of one or more indicators, such as a security, asset, currency, interest rate, or index. Derivative transactions can create investment leverage and may be highly volatile. It is possible that a derivative transaction will result in a loss greater than the principal amount invested. A Fund may not be able to close out a derivative transaction at a favorable time or price. For those Funds that held derivatives during the period ended June 30, 2012, the following table shows how the Fund used these derivatives during the period (marked with an “A”), as well as additional uses, if any, it may have for them in the future (marked with an “M”).

Type of Derivative and Objective for Use	Equity Income Fund	Foreign Fund	Mid Cap Value Fund
Foreign Currency Exchange Transactions*
Hedging/Risk Management			A

Rights and Warrants
Result of a Corporate Action	A	A
*	Includes any options purchased or written, futures contracts, forward contracts, and swap agreements, if applicable.

Notes to Financial Statements (Unaudited) (Continued)

At June 30, 2012, and during the period then ended, the Fund(s) had the following derivatives and transactions in derivatives, grouped into the indicated risk categories:

	Equity Risk	Foreign Exchange Risk	Total
Equity Income Fund
Realized Gain (Loss)#
Rights	$(2)	$-	$(2)

Number of Contracts, Notional Amounts or Shares/Units†
Rights	112,513	-	112,513

Foreign Fund
Realized Gain (Loss)#
Rights	$(7,433)	$-	$(7,433)

Number of Contracts, Notional Amounts or Shares/Units†
Rights	312,235	-	312,235

Mid Cap Value Fund
Liability Derivatives
Forward Contracts^	$-	$(188,847)	$(188,847)

Realized Gain (Loss)#
Forward Contracts	$-	$267,800	$267,800

Change in Appreciation (Depreciation)##
Forward Contracts	$-	$(243,020)	$(243,020)

Number of Contracts, Notional Amounts or Shares/Units†
Forward Contracts	$-	$16,641,897	$16,641,897

^	Statements of Assets and Liabilities location: Payables for: open forward foreign currency contracts.
#	Statements of Operations location: Amounts are included in net realized gain (loss) on: investment transactions or foreign currency transactions, as applicable.
##	Statements of Operations location: Amounts are included in net change in unrealized appreciation (depreciation) on: translation of assets and liabilities in foreign currencies.
†	Amount(s) disclosed represent average notional amounts for forward contracts or shares/units outstanding for rights, which is indicative of volume of this derivative type, for the months that the Fund held such derivatives during the period ended June 30, 2012.

Further details regarding the derivatives and other investments held by the Funds during the period ended June 30, 2012, are discussed below.

Foreign Currency Exchange Transactions

A Fund may engage in foreign currency exchange transactions for hedging purposes in order to protect against uncertainty in the level of future foreign currency exchange rates, or for other, non-hedging purposes.

A Fund may use foreign currency exchange transactions for hedging purposes to protect against two principal risks. First, if a Fund has assets or liabilities denominated in foreign (non-U.S. dollar) currencies, the Fund is exposed to the risk that the values of those assets or liabilities in U.S. dollars may fall or rise due to changes in currency exchange rates. Second, if the Fund agrees, or expects, to receive or deliver an asset denominated in a foreign currency, it is exposed to currency exchange risk until the date of receipt or delivery. In order to reduce those risks, a Fund may enter into foreign currency forward contracts, which call for the

Notes to Financial Statements (Unaudited) (Continued)

Fund to purchase or sell a foreign currency at a time in the future at a price determined at the time the contract is entered into. Forward contracts are private contractual arrangements and a Fund is subject to the risk that its counterparty will not, or will not be able to, perform its obligations. This type of arrangement may require the Fund to post margin.

Whenever a Fund enters into a foreign currency exchange transaction, it is subject to the risk that the value of the transaction will move in a direction unfavorable to it. When the Fund uses the transactions for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the transactions, at least in part. If a Fund enters into foreign currency exchange transactions other than for hedging purposes (for example, seeking to profit from an anticipated change in the values of currencies by creating directional exposures in the portfolio with respect to one or more currencies), it will generally be subject to the same risks, but is less likely to have assets or liabilities that will offset any losses on the transactions. There can be no assurance that a Fund will be able to terminate any foreign currency exchange transaction prior to its maturity in order to limit its loss on the transaction.

Forward foreign currency contracts are marked to market daily and the change in their value is recorded by the Funds as an unrealized gain or loss. Forward foreign currency contracts are valued at the settlement price established through dealers or other market sources on the day which they are traded. When a forward foreign currency contract is extinguished, through delivery or offset by entering into another forward foreign currency contract, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished or offset. The notional or contractual amounts of these instruments do not necessarily represent the amounts potentially subject to risk. The measurement of the risk associated with these instruments is meaningful only when all related and offsetting transactions and counterparty risks are considered.

The Fund(s) listed in the following table had listed in the following table had open forward foreign currency contracts at June 30, 2012. A Fund’s current exposure to a counterparty is typically the unrealized appreciation on the contract.

Counterparty	Units of Currency	Contracts to Deliver/Receive	Settlement Date	In Exchange for U.S. Dollars	Contracts at Value	Unrealized Appreciation (Depreciation)
Mid Cap Value Fund
SELLS
Credit Suisse Securities LLC	1,784,053	Swiss Franc	7/31/12	$1,857,131	$1,880,831	$(23,700)

UBS AG	3,650,482	Euro	7/31/12	4,561,168	4,620,705	(59,537)
UBS AG	12,517,412	Canadian Dollar	7/31/12	12,181,743	12,287,353	(105,610)

				16,742,911	16,908,058	(165,147)

				$18,600,042	$18,788,889	$(188,847)

Rights and Warrants

Rights and Warrants. A Fund may purchase or hold warrants or rights in order to gain exposure to the underlying security without owning the security, including, for example, cases where the Fund hopes to lock in the price today of a security it may wish to purchase in the future. Warrants generally give the holder the right, but not the obligation, to buy a security at a stated price. In order for a warrant to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover any premium and transaction costs. Rights may similarly confer on the holder the right to purchase or acquire securities, including through participation in a so-called rights offering. Bonds may be issued with warrants or other rights attached to purchase or acquire equity or other debt securities, typically of the bond issuer. The market prices of bonds with warrants or rights attached to purchase equity securities or bonds may, to some degree, reflect changes in the values of the underlying securities.

When a Fund purchases or otherwise acquires warrants or other rights, it runs the risk that it will lose its entire investment in the warrants or rights, unless the Fund exercises the warrant or right, acquires the underlying securities, or enters into a closing

Notes to Financial Statements (Unaudited) (Continued)

transaction before expiration. If the price of the underlying security does not rise to an extent sufficient to cover any premium and transaction costs, the Fund will lose part or all of its investment. Any premiums or purchase price paid for warrants or other rights that expire are treated as realized losses. Warrants and similar rights differ from options in that they are typically written by the issuer of the security underlying the warrant or right. Although some warrants and rights may be non-transferable, others may be traded over-the-counter or on an exchange.

Repurchase Agreements

Each Fund may enter into repurchase agreements with certain banks and broker-dealers whereby a Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. A Fund, through its custodian, takes possession of the securities collateralizing the repurchase agreement in a segregated account. Repurchase agreements must be fully collateralized at all times, but involve some risk to a Fund if the other party should default on its obligation and the Fund is delayed or prevented from recovering the collateral, or if the Fund is required to return collateral to a borrower at a time when it may realize a loss on the investment of that collateral. Collateral for certain tri-party repurchase agreements is held at the Fund’s custodian or sub-custodian in a segregated account for the benefit of the Fund and the counterparty.

Accounting for Investment Transactions

Investment transactions are accounted for on the trade date. Realized gains and losses on sales of investments and unrealized appreciation and depreciation of investments are computed by the specific identification cost method. Proceeds received from litigation, if any, are included in realized gains on investment transactions for any investments that are no longer held in the portfolio and as a reduction in cost for investments that continue to be held in the portfolio. Interest income, adjusted for amortization of discounts and premiums on debt securities, is earned from the settlement date and is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Withholding taxes on foreign interest, dividends, and capital gains have been provided for in accordance with the applicable country’s tax rules and rates. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Funds estimate the components of distributions received that may be considered return of capital distributions or capital gain distributions.

Foreign Currency Translation

The books and records of the Funds are maintained in U.S. dollars. The market values of foreign currencies, foreign securities, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the mean of the buying and selling rates of such currencies against the U.S. dollar at the end of each business day. Purchases and sales of foreign securities and income and expense items are translated at the rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations arising from changes in the exchange rates from that portion arising from changes in the market prices of securities. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of dividends or interest recorded on the books of the Funds and the amount actually received.

Allocation of Operating Activity

In maintaining the records for the Funds, the income and expense accounts are allocated to each class of shares. Investment income and loss, and unrealized and realized gains or losses are prorated among the classes of shares based on the relative net assets of each. Expenses are allocated to each class of shares depending on the nature of the expenditures. Administration and service fees, if any, which are directly attributable to a class of shares, are charged to that class’s operations. Expenses of the Fund not directly attributable to the operations of any class of shares or Fund are prorated among the Funds and classes to which the expense relates based on the relative net assets of each.

Notes to Financial Statements (Unaudited) (Continued)

Foreign Securities

The Foreign Fund invests substantially all of its assets and the Global Fund invests a significant amount of its assets in foreign securities. The other Funds may also invest in foreign securities. Foreign securities, including ADRs, are subject to additional risks compared to securities of U.S. issuers, including international trade, currency, political, regulatory, and diplomatic risks. In addition, fluctuations in currency exchange rates may adversely affect the values of foreign securities and the price of a Fund’s shares. Emerging markets securities are subject to greater risks than securities issued in developed foreign markets, including less liquidity, greater price volatility, higher relative rates of inflation, greater political and economic instability, and greater volatility in currency exchange rates.

Credit Risk

The Funds may invest a portion of their assets, directly or indirectly, in securities backed by mortgage loans, credit card receivables, and automotive loans. The values and related income of these securities are sensitive to changes in economic conditions, including delinquencies and/or defaults. Continuing shifts in the market’s perception of credit quality on such securities have resulted in increased volatility of market price and periods of decreased market activity that have adversely impacted the valuation and liquidity of such securities.

Federal Income Tax

It is each Fund’s intent to continue to comply with the provisions of subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to a regulated investment company. Under such provisions, the Funds would not be subject to federal income taxes on their ordinary income and net realized capital gains to the extent they are distributed or deemed to have been distributed to their shareholders. Therefore, the Funds have not made any provision for federal income tax.

Dividends and Distributions to Shareholders

Dividends from net investment income and distributions of any net realized capital gains of each Fund are declared and paid annually and at other times as may be required to satisfy tax or regulatory requirements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. As a result, net investment income and net realized capital gains on investment transactions for a reporting period may differ significantly from distributions during such period.

3.	Management Fees and Other Transactions

Investment Management Fees

Under agreements between MassMutual and the Trust on behalf of each Fund, MassMutual is responsible for providing investment management services for each Fund. In return for these services, MassMutual receives advisory fees, based upon each Fund’s average daily net assets, at the following annual rates:

Equity Income Fund*	0.75% on the first $750 million;
0.725% on the next $250 million; and
0.70% on any excess over $1 billion
Foreign Fund*	0.89% on the first $500 million; and
0.85% on any excess over $500 million
Global Fund	0.60%
Growth & Income Fund	0.50%
Income & Growth Fund	0.65%
Large Cap Growth Fund	0.65%

Notes to Financial Statements (Unaudited) (Continued)

Mid Cap Growth Fund	0.77%
Mid Cap Value Fund	0.84%
Small Company Value Fund	0.85%
Small/Mid Cap Value Fund	0.75%
*	Prior to June 1, 2012, the investment management fees were as follows:

Equity Income Fund	0.75%
Foreign Fund	0.89%

MassMutual has entered into investment subadvisory agreements with the following unaffiliated investment subadvisers: AllianceBernstein L.P. for the Small/Mid Cap Value Fund; American Century Investment Management, Inc. for the Mid Cap Value Fund; BlackRock Investment Management, LLC for the Income & Growth Fund; Massachusetts Financial Services Company for the Global Fund and Growth & Income Fund; Rainier Investment Management, Inc. for the Large Cap Growth Fund, Templeton Investment Counsel, LLC for the Foreign Fund; and T. Rowe Price Associates, Inc. for the Equity Income Fund, Mid Cap Growth Fund, and Small Company Value Fund. MassMutual pays a subadvisory fee to each of these subadvisers based upon the aggregate net assets under management which include (1) the average daily net assets of the specified Fund which it manages, and, if applicable, (2) the average daily net assets of all other funds or accounts of MassMutual or its affiliates for which the subadviser provides subadvisory services and which have substantially the same investment objectives, policies and investment strategies.

The Funds’ subadvisory fees are paid by MassMutual out of the management fees previously disclosed above.

Administration Fees

For the Global Fund and Small Company Value Fund, under separate administrative and shareholder services agreements between the Funds and MassMutual, MassMutual provides certain administrative and shareholder services and bears some of the class specific administrative expenses. In return for these services, MassMutual receives an administrative services fee based upon the average daily net assets of the applicable class of shares of the Funds, at the following annual rates:

	Class I	Class II	Service Class I
Global Fund	0.28%	0.18%	0.28%
Small Company Value Fund	None	0.25%	0.25%

Distribution and Service Fees

MML Distributors, LLC (the “Distributor”) acts as distributor to the Funds. Pursuant to a Distribution and Services Plan adopted by the Funds pursuant to Rule 12b-1 under the 1940 Act, Service Class shares and Service Class I shares of the Funds pay an annual fee of 0.25% of the average daily net asset value of Service Class shares and Service Class I shares. This fee, or a portion thereof, is paid to: (i) the Distributor for services provided and expenses incurred by it in connection with the distribution of Service Class shares or Service Class I shares, as applicable, of each Fund; and/or (ii) MassMutual for services provided and expenses incurred by it for purposes of maintaining or providing personal services to Service Class and Service Class I shareholders.

Expense Caps and Waivers

MassMutual agreed to cap the fees and expenses of the Funds noted below (other than extraordinary litigation and legal expenses, Acquired Fund fees and expenses#, interest expense and short sale dividend and loan expense, or other non-recurring or unusual expenses such as, for example, organizational expenses and shareholder meeting expenses) based upon the average daily net assets of the applicable class of shares of the Funds, as follows:

	Class I	Class II	Service Class I
Global Fund*	0.90%	0.80%	1.15%
Small Company Value Fund*	None	1.15%	1.40%

#	Acquired Fund fees and expenses are expenses borne indirectly by a Fund through investments in other pooled investment vehicles.
*	Expense caps in effect through April 30, 2013. Interest expense and short sale dividend and loan expense were not excluded from the caps prior to May 1, 2012.

Notes to Financial Statements (Unaudited) (Continued)

Expense caps and waiver amounts are reflected as a reduction of expenses on the Statements of Operations.

Rebated Brokerage Commissions

The Funds listed below have entered into agreements with certain brokers whereby the brokers will rebate to the Funds, in cash, a portion of brokerage commissions. Rebated brokerage commissions are amounts earned by the Funds and are included with realized gain or loss on investment transactions presented in the Statements of Operations. For the period ended June 30, 2012, brokerage commissions rebated under these agreements were as follows:

Rebated Commissions
Foreign Fund	$37
Large Cap Growth Fund	1,246
Small/Mid Cap Value Fund	1,264

Deferred Compensation

Trustees of the Funds who are not employees of MassMutual or its subsidiaries may elect to defer receipt of their annual fees in accordance with terms of a Non-Qualified Deferred Compensation Plan. Amounts deferred shall accrue interest or earnings and shall be recorded on the Funds’ books as other liabilities. Deferred compensation is included within Trustees’ fees and expenses in the Statements of Assets and Liabilities.

Other

Certain officers and trustees of the Funds are also employees of MassMutual. The compensation of each trustee who is not an employee of MassMutual is borne by the Funds.

4.	Purchases and Sales of Investments

Cost of purchases and proceeds from sales of investment securities (excluding short-term investments) for the period ended June 30, 2012, were as follows:

	Purchases		Sales
	Long-Term U.S. Government Securities	Other Long-Term Securities	Long-Term U.S. Government Securities	Other Long-Term Securities
Equity Income Fund	$-	$28,232,874	$-	$119,842,350
Foreign Fund	-	42,367,193	-	28,126,834
Global Fund	-	17,600,722	-	7,362,148
Growth & Income Fund	-	22,504,556	-	32,420,319
Income & Growth Fund	-	62,438,311	-	1,418,739
Large Cap Growth Fund	-	82,774,188	-	96,859,564
Mid Cap Growth Fund	-	46,959,165	-	63,747,391
Mid Cap Value Fund	-	172,609,135	-	183,613,206
Small Company Value Fund	-	5,648,765	-	11,711,713
Small/Mid Cap Value Fund	-	46,011,348	-	66,093,571

Notes to Financial Statements (Unaudited) (Continued)

5.	Capital Share Transactions

Changes in shares outstanding for each Fund were as follows:

	Six Months Ended June 30, 2012		Year Ended December 31, 2011

	Shares	Amount	Shares	Amount

Equity Income Fund Initial Class
Sold	1,368,285	$13,500,909	4,401,336	$38,920,863
Issued as reinvestment of dividends	-	-	1,009,197	8,870,840
Redeemed	(10,856,923)	(107,112,023)	(8,117,821)	(76,912,353)

Net increase (decrease)	(9,488,638)	$(93,611,114)	(2,707,288)	$(29,120,650)

Equity Income Fund Service Class
Sold	340,921	$3,360,007	885,299	$8,269,125
Issued as reinvestment of dividends	-	-	50,559	442,894
Redeemed	(211,172)	(2,042,603)	(213,038)	(1,941,626)

Net increase (decrease)	129,749	$1,317,404	722,820	$6,770,393

Foreign Fund Initial Class
Sold	2,850,213	$24,639,769	4,136,946	$34,749,775
Issued as reinvestment of dividends	-	-	726,068	6,113,493
Redeemed	(2,230,211)	(19,012,099)	(4,320,957)	(39,621,804)

Net increase (decrease)	620,002	$5,627,670	542,057	$1,241,464

Foreign Fund Service Class
Sold	81,851	$692,904	134,908	$1,203,806
Issued as reinvestment of dividends	-	-	12,124	101,845
Redeemed	(35,023)	(293,876)	(91,868)	(839,043)

Net increase (decrease)	46,828	$399,028	55,164	$466,608

Global Fund Class I
Sold	1,788,240	$15,530,657	2,628,306	$21,407,446
Issued as reinvestment of dividends	-	-	101,702	819,719
Redeemed	(605,134)	(5,323,770)	(1,081,040)	(9,224,303)

Net increase (decrease)	1,183,106	$10,206,887	1,648,968	$13,002,862

Global Fund Class II
Sold	46,486	$412,987	114,991	$982,634
Issued as reinvestment of dividends	-	-	20,456	167,123
Redeemed	(189,085)	(1,680,654)	(490,953)	(4,219,228)

Net increase (decrease)	(142,599)	$(1,267,667)	(355,506)	$(3,069,471)

Global Fund Service Class I
Sold	85,857	$740,478	146,423	$1,216,196
Issued as reinvestment of dividends	-	-	2,430	19,559
Redeemed	(33,279)	(293,430)	(25,835)	(219,073)

Net increase (decrease)	52,578	$447,048	123,018	$1,016,682

Growth & Income Fund Initial Class
Sold	180,250	$1,546,268	284,443	$2,299,704
Issued as reinvestment of dividends	-	-	183,470	1,414,550
Redeemed	(1,535,617)	(13,122,369)	(3,332,682)	(27,201,589)

Net increase (decrease)	(1,355,367)	$(11,576,101)	(2,864,769)	$(23,487,335)

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended June 30, 2012		Year Ended December 31, 2011

	Shares	Amount	Shares	Amount

Growth & Income Fund Service Class
Sold	102,129	$875,125	95,255	$756,663
Issued as reinvestment of dividends	-	-	11,217	86,148
Redeemed	(82,016)	(690,796)	(467,490)	(3,898,348)

Net increase (decrease)	20,113	$184,329	(361,018)	$(3,055,537)

Income & Growth Fund Initial Class
Sold	7,268,113	$65,009,851	3,131,271	$25,696,930
Issued as reinvestment of dividends	-	-	252,809	2,052,810
Redeemed	(1,139,001)	(10,242,964)	(1,747,858)	(14,926,030)

Net increase (decrease)	6,129,112	$54,766,887	1,636,222	$12,823,710

Income & Growth Fund Service Class
Sold	169,309	$1,507,312	560,284	$4,821,339
Issued as reinvestment of dividends	-	-	27,552	222,620
Redeemed	(50,000)	(442,903)	(67,483)	(578,309)

Net increase (decrease)	119,309	$1,064,409	520,353	$4,465,650

Large Cap Growth Fund Initial Class
Sold	1,184,898	$13,023,538	4,710,378	$47,532,590
Issued as reinvestment of dividends	-	-	37,915	376,875
Redeemed	(2,596,992)	(29,355,442)	(1,949,388)	(20,372,534)

Net increase (decrease)	(1,412,094)	$(16,331,904)	2,798,905	$27,536,931

Large Cap Growth Fund Service Class
Sold	15,159	$166,190	87,848	$916,051
Issued as reinvestment of dividends	-	-	165	1,629
Redeemed	(9,114)	(103,170)	(43,634)	(439,927)

Net increase (decrease)	6,045	$63,020	44,379	$477,753

Mid Cap Growth Fund Initial Class
Sold	1,192,219	$15,626,550	2,780,661	$34,004,025
Issued as reinvestment of dividends	-	-	-	-
Redeemed	(2,037,483)	(26,777,343)	(4,491,896)	(55,921,742)

Net increase (decrease)	(845,264)	$(11,150,793)	(1,711,235)	$(21,917,717)

Mid Cap Growth Fund Service Class
Sold	177,500	$2,308,622	593,880	$7,304,954
Issued as reinvestment of dividends	-	-	-	-
Redeemed	(110,775)	(1,450,013)	(107,465)	(1,292,463)

Net increase (decrease)	66,725	$858,609	486,415	$6,012,491

Mid Cap Value Fund Initial Class
Sold	1,459,353	$15,793,150	4,519,649	$44,735,145
Issued as reinvestment of dividends	-	-	845,255	8,190,527
Redeemed	(3,081,384)	(33,072,416)	(5,443,603)	(56,323,813)

Net increase (decrease)	(1,622,031)	$(17,279,266)	(78,699)	$(3,398,141)

Mid Cap Value Fund Service Class
Sold	125,833	$1,349,764	424,579	$4,320,603
Issued as reinvestment of dividends	-	-	23,190	223,550
Redeemed	(80,822)	(858,288)	(96,187)	(952,515)

Net increase (decrease)	45,011	$491,476	351,582	$3,591,638

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended June 30, 2012		Year Ended December 31, 2011

	Shares	Amount	Shares	Amount

Small Company Value Fund Class II
Sold	301,526	$5,402,388	730,127	$12,256,881
Issued as reinvestment of dividends	-	-	88,561	1,420,523
Redeemed	(706,052)	(12,816,951)	(839,044)	(14,072,203)

Net increase (decrease)	(404,526)	$(7,414,563)	(20,356)	$(394,799)

Small Company Value Fund Service Class I
Sold	99,402	$1,733,553	122,387	$2,097,556
Issued as reinvestment of dividends	-	-	3,170	50,561
Redeemed	(21,771)	(378,740)	(39,122)	(650,833)

Net increase (decrease)	77,631	$1,354,813	86,435	$1,497,284

Small/Mid Cap Value Fund Initial Class
Sold	154,958	$1,435,283	2,266,753	$18,386,009
Issued as reinvestment of dividends	-	-	126,490	1,037,218
Redeemed	(2,421,262)	(22,099,289)	(2,942,206)	(26,736,761)

Net increase (decrease)	(2,266,304)	$(20,664,006)	(548,963)	$(7,313,534)

Small/Mid Cap Value Fund Service Class
Sold	66,491	$604,577	243,770	$2,170,634
Issued as reinvestment of dividends	-	-	3,700	30,232
Redeemed	(49,146)	(452,819)	(105,479)	(910,339)

Net increase (decrease)	17,345	$151,758	141,991	$1,290,527

6.	Federal Income Tax Information

At June 30, 2012, the cost of securities and the unrealized appreciation (depreciation) in the value of investments owned by the Funds, as computed on a federal income tax basis, were as follows:

	Federal Income Tax Cost	Tax Basis Unrealized Appreciation	Tax Basis Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Equity Income Fund	$427,654,313	$90,306,977	$(23,201,108)	$67,105,869
Foreign Fund	371,451,905	24,015,760	(76,298,298)	(52,282,538)
Global Fund	108,930,894	23,573,532	(3,795,031)	19,778,501
Growth & Income Fund	109,642,913	21,029,091	(3,790,568)	17,238,523
Income & Growth Fund	141,775,569	20,815,640	(2,445,781)	18,369,859
Large Cap Growth Fund	169,972,152	26,687,298	(4,685,377)	22,001,921
Mid Cap Growth Fund	276,990,221	78,902,282	(12,993,279)	65,909,003
Mid Cap Value Fund	427,616,628	24,556,625	(20,566,714)	3,989,911
Small Company Value Fund	80,358,780	29,272,163	(3,233,773)	26,038,390
Small/Mid Cap Value Fund	165,027,691	14,672,105	(12,244,158)	2,427,947

Net capital loss carryforwards may be applied against any net realized taxable gains in succeeding years, subject to the carryforward period limitations, where applicable. On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”) was signed by the President. The Modernization Act changed the capital loss carryforward rules as they relate to regulated investment companies. Capital losses generated in tax years beginning after the date of enactment may now be carried forward indefinitely, and retain the character of the original loss. Under pre-enactment law, capital losses could be carried forward for up to eight tax years as short-term capital losses. The provisions affecting the utilization of capital loss carryforwards under the Modernization Act also require the utilization of post-enactment losses prior to the utilization of pre-enactment losses.

Notes to Financial Statements (Unaudited) (Continued)

At December 31, 2011, the following Fund(s) had available, for federal income tax purposes, unused capital losses:

	Expiring 2016	Expiring 2017	Expiring 2018
Equity Income Fund	$-	$49,506,515	$-
Foreign Fund	-	20,915,928	4,482,917
Global Fund	-	10,555,620	-
Growth & Income Fund	38,332,966	33,125,485	-
Income & Growth Fund	-	4,873,951	-
Large Cap Growth Fund	-	2,402,960	-
Small/Mid Cap Value Fund	8,277,291	31,541,721	-

Net capital loss carryforwards for the Funds shown in the above table are from pre-enactment years and are, therefore, subject to the eight-year carryforward period and possible expiration.

Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital.

The tax character of distributions (including capital gain dividends, if any, designated pursuant to Section 852 of the Code) paid during the year ended December 31, 2011, was as follows:

	Ordinary Income	Long Term Capital Gain	Return of Capital
Equity Income Fund	$9,313,734	$-	$-
Foreign Fund	6,215,338	-	-
Global Fund	1,006,401	-	-
Growth & Income Fund	1,500,698	-	-
Income & Growth Fund	2,275,430	-	-
Large Cap Growth Fund	378,504	-	-
Mid Cap Value Fund	8,414,077	-	-
Small Company Value Fund	-	1,471,084	-
Small/Mid Cap Value Fund	1,067,450	-	-

The following Fund(s) have elected to pass through the foreign tax credit for the year ended December 31, 2011:

Amount
Foreign Fund	$1,185,223
Global Fund	156,343

Capital accounts within financial statements are periodically adjusted for permanent differences between book and tax accounting. These adjustments have no impact on net assets or the results of operations. Temporary book and tax accounting differences will reverse in subsequent periods. At December 31, 2011, temporary book and tax accounting differences were primarily attributable to investments in forward contracts, premium amortization accruals, passive foreign investment companies, the deferral of wash sale losses, and deferred Trustee compensation.

Notes to Financial Statements (Unaudited) (Continued)

At December 31, 2011, the components of distributable earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long Term Capital Gain (Capital Loss Carryover)	Other Temporary Differences	Unrealized Appreciation (Depreciation)
Equity Income Fund	$10,642,789	$(49,506,515)	$(78,973)	$30,530,665
Foreign Fund	7,487,069	(25,398,845)	(54,797)	(52,269,732)
Global Fund	1,405,583	(10,555,620)	(12,363)	13,631,738
Growth & Income Fund	1,707,342	(71,458,451)	(38,770)	11,772,010
Income & Growth Fund	1,886,151	(4,873,951)	(27,686)	11,905,181
Large Cap Growth Fund	143,488	(2,402,960)	(15,441)	10,542,608
Mid Cap Growth Fund	-	20,325,707	(53,739)	57,121,489
Mid Cap Value Fund	7,427,826	20,763,790	(71,001)	(18,905,893)
Small Company Value Fund	59,818	3,032,977	(8,086)	22,755,880
Small/Mid Cap Value Fund	1,175,137	(39,819,012)	(36,945)	102,341

The Funds did not have any unrecognized tax benefits at June 30, 2012, nor were there any increases or decreases in unrecognized tax benefits for the period then ended. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as an income tax expense in the Statements of Operations. During the period ended June 30, 2012, the Funds did not incur any such interest or penalties. The Funds are subject to examination by U.S. federal and state tax authorities for returns filed for the prior three fiscal years. Foreign taxes are provided for based on the Funds’ understanding of the tax rules and rates that exist in the foreign markets in which they invest.

7.	Indemnifications

Under the Funds’ organizational documents, current and former Trustees and Officers are provided with specified rights to indemnification against liabilities arising in connection with the performance of their duties to the Funds, and shareholders are indemnified against personal liability for obligations of the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

8.	Legal Proceedings

On December 7, 2010, the Trust was named as a defendant and putative member of the proposed defendant class of shareholders named in an adversary proceeding brought by The Official Committee of Unsecured Creditors of Tribune Company (the “Official Committee”) in the U.S. Bankruptcy Court for the District of Delaware, in connection with Tribune Company’s Chapter 11 bankruptcy proceeding (In re Tribune Company). The proceeding relates to a leveraged buyout (“LBO”) transaction by which Tribune Company converted to a privately-held company in 2007, and the putative defendant class is comprised of beneficial owners of shares of Tribune Company who received proceeds (the “Proceeds”) of the LBO. The Official Committee seeks to recover payments of those Proceeds.

The potential amount sought to be recovered from the Equity Income Fund, plus interest and the Official Committee’s court costs, is approximately $4,562,800.

In addition, on June 2, 2011, the Equity Income Fund was named as a defendant in two closely related, parallel adversary proceedings brought in connection with the Tribune Company’s LBO by Deutsche Bank Trust Company Americas, in its capacity as successor indenture trustee for a certain series of Senior Notes, Law Debenture Trust Company of New York, in its capacity as successor indenture trustee for a certain series of Senior Notes, and Wilmington Trust Company, in its capacity as successor indenture trustee for the PHONES Notes (together, the “Plaintiffs”), one in the United States District Court for the District of Massachusetts and one in the United States District Court for the District of Connecticut. The Plaintiffs also seek to recover payments of the Proceeds.

Notes to Financial Statements (Unaudited) (Continued)

Since the Fund cannot predict the outcome of these proceedings, the Fund has not accrued any amounts in the accompanying financial statements related to these proceedings. If the proceedings were to be decided in a manner adverse to the Fund, or if the Fund were to enter into a settlement agreement with the Official Committee or the Plaintiffs, as applicable, the payment of such judgment or settlement could potentially have a material adverse effect on the Fund’s net asset value depending on the total net assets of the Fund at the time of such judgment or settlement.

9.	Subsequent Events

Management has evaluated the events and transactions subsequent to June 30, 2012, through the date when the financial statements were issued, and determined that there are no material events or transactions that would require adjustments to or disclosures in the Funds’ financial statements other than those disclosed below.

Effective August 1, 2012, each Fund may lend its securities to qualified brokers; however, securities lending cannot exceed 33% of the total assets of the Fund taken at current value. The loans are collateralized at all times with cash or securities with a market value at least equal to 100% of the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of a Fund and any additional collateral is delivered to the Fund the next business day. As with other extensions of credit, the Funds may bear the risk of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. The Funds receive compensation for lending their securities.

Other Information (Unaudited)

Proxy Voting

A description of the policies and procedures that each Fund’s investment adviser and subadvisers use to vote proxies relating to the Fund’s portfolio securities is available, without charge, upon request, by calling 1-888-309-3539, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available, without charge, upon request, on the MassMutual website at http://www.massmutual.com/funds and on the SEC’s website at http://www.sec.gov.

Quarterly Reporting

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

Trustees’ Approval of Investment Advisory Contracts

At their meetings in April and May 2012, the Contract Committee (the “Committee”) and the Trustees, including the Trustees who are not “interested persons” (as such term is defined in the 1940 Act) of the Trust, MassMutual, or subadvisers (the “Independent Trustees”), re-approved the existing advisory and subadvisory agreements (collectively, the “Contracts”) for each of the Equity Income Fund, Foreign Fund, Global Fund, Growth & Income Fund, Income & Growth Fund, Large Cap Growth Fund, Mid Cap Growth Fund, Mid Cap Value Fund, Small Company Value Fund, and Small/Mid Cap Value Fund. In preparation for the meetings, the Trustees requested, and MassMutual and the subadvisers provided in advance, certain materials relevant to the consideration of the Contracts (the “Meeting Materials”). In all of their deliberations, the Trustees were advised by independent counsel.

The Committee received in advance of the meetings (i) a memorandum from MassMutual discussing the nature and quality of the services it provides as investment manager to the Funds; (ii) a profitability analysis prepared by MassMutual; and (iii) a fee and performance study report (the “Third-Party Report”) with respect to each Fund prepared by an independent third-party vendor (the “Third-Party”). The Third Party Report provided detailed comparative management fee, total expense, and performance information for each Fund to assist the Committee in its evaluation of the Contracts. The Committee also considered information presented to it throughout the year regarding MassMutual and each of the subadvisers.

The Committee considered the nature, scope, and quality of services MassMutual provides to the Funds, including: (i) the financial condition, stability, and business strategy of MassMutual; (ii) the capabilities of MassMutual with respect to regulatory compliance and its ability to monitor compliance with the investment policies of the Funds; (iii) MassMutual’s ability to provide investment oversight and administrative and shareholder services to the Funds; and (iv) the experience and qualifications of the personnel of MassMutual that perform, or oversee the performance of, the services provided to the Funds and the needs of the Funds for administrative and shareholder services.

The Committee then reviewed and considered, for each Fund separately, the detailed information presented in the Third-Party Report regarding: (i) Fund expenses, including, among other things, both the Fund’s advisory fee and total net expense ratio against peer funds; and (ii) the Fund’s relative performance (over various time periods against peer funds and a benchmark index). In connection with the Committee’s review, MassMutual provided commentary and analysis regarding each Fund’s performance and expenses. The Committee also noted that it had received in the Meeting Materials or during the course of the past year: (i) detailed information regarding MassMutual’s ability to provide investment oversight and administrative and shareholder services to the Funds; and (ii) a wide range of information about each subadviser and its personnel with responsibility for providing services to the respective Fund and the fees payable to each subadviser by MassMutual. MassMutual reviewed with the Committee in detail the work MassMutual does in its oversight, administrative, and shareholder servicing roles, the expertise it brings to these roles, the size of its teams, and the financial commitment it has made to providing those services. Throughout the discussion, MassMutual responded to Committee members’ questions and provided additional information concerning each Fund.

Other Information (Unaudited) (Continued)

The Committee reviewed the expense and performance information for each Fund. (References to any one-, three-, or five-year period below are to periods ended December 31, 2011. The three-year or longer periods do not apply for any Fund that does not yet have a three-year performance history. In all cases, the comparative expense information is that of a Fund’s “peer group” and the comparative performance information is that of a Fund’s “performance category.”)

The Committee noted the following expense considerations in respect of specific Funds:

•

Foreign Fund – The Committee considered that the Fund has a total net expense ratio in the third quartile, and a management fee in the fourth comparative quartile. The Committee noted, however, MassMutual’s statement that the subadviser, Templeton Investment Counsel, LLC, is in very high demand, and that the Fund has achieved very favorable performance (10th, 43rd, and 25th percentile for the one-, three-, and five-year periods).

•

Mid Cap Value Fund – The Committee noted that the Fund’s investment performance had improved substantially, from the 57th percentile for the three-year period to the 24th percentile for the one-year period. The Committee noted MassMutual’s statements that it has strong conviction in the subadviser, and that, although the Fund’s total net expenses are in the third quartile, its total net expense ratio is only six basis points higher than the peer median.

•

Small Company Value Fund – The Committee considered that the Fund has only one year of comparative information. The Committee noted that the Fund’s total net expense ratio was in the fourth quartile, but that the Fund had achieved quite favorable comparative performance (27th percentile).

The Committee considered that, in the case of certain Funds, expense information showed the Funds to be in the first or second quartile of their peer groups (favorable), and performance information showed the Funds to have had first or second quartile investment performance in their performance categories for the most recent one- and three-year periods. These Funds included the Global Fund and Mid Cap Growth Fund. The Committee also noted that the Income & Growth Fund had experienced three-year performance slightly below the second quartile (57th percentile) and one-year performance in the first quartile (14th percentile), with expenses in the first quartile. The Committee reviewed this information with MassMutual, and determined that further inquiry was not required at this time.

The Committee considered information regarding the other Funds, which had underperformed in recent periods compared to their peers.

•

Equity Income Fund – The Committee considered that the Fund had achieved favorable three- and five-year performance (43rd and 33rd percentiles, respectively), although it had achieved comparative performance slightly below the second quartile for the one-year period (55th percentile). The Committee considered MassMutual’s favorable view of the subadviser’s long-term performance in both up and down markets, and MassMutual’s strong conviction regarding the subadviser. The Committee considered that the Fund’s total net expense ratio is in the third comparative quartile and that its management fee is in the fourth quartile, but noted that the subadviser has a strong following and impressive long-term track record.

•

Growth & Income Fund – The Committee considered that the Fund has a total net expense ratio in the 1st comparative percentile, and that the Fund’s investment performance had improved significantly from the 93rd percentile for the three-year period to the 55th percentile for the one-year period. The Committee noted MassMutual’s statement that the performance of the prior subadviser, which was replaced in 2010, was responsible for the bulk of the Fund’s substantial underperformance.

•

Large Cap Growth Fund – The Committee considered that the Fund had achieved third-quartile comparative performance in both the one- and three-year periods (70th and 63rd percentiles, respectively), and had expenses in the first comparative decile. The Committee considered MassMutual’s statements that, although 2011 performance was unfavorable, it continues to believe that the portfolio management team has the potential to provide strong results over time, as it has in the past. The Committee also considered MassMutual’s favorable comments as to the subadviser’s consistent approach and focus on quality growth companies with attractive valuations.

•

Small/Mid Cap Value Fund – The Committee noted that the Fund had experienced strong three-year comparative performance (17th percentile), but had experienced fourth-quartile performance in the one-year period. The Committee considered MassMutual’s statements that the subadviser’s strategy lagged in the most recent year as higher quality stocks came into favor, and that recent personnel changes at the subadviser do not appear to have affected the subadviser’s capabilities (although MassMutual continues to monitor for that possibility). The Committee also noted that the Fund’s total net expense ratio was in the first quartile.

Other Information (Unaudited) (Continued)

With respect to the Equity Income Fund and Foreign Fund, the Committee considered, in addition to the other factors noted above, the fact that MassMutual was proposing a revised advisory fee schedule reflecting new breakpoints for each of the Funds.

In conjunction with its review of the Third-Party Report, the Committee also reviewed and considered information included in the Meeting Materials, or discussed at the meeting, concerning economies of scale and the profitability of MassMutual’s advisory relationship with the various Funds, including: (i) a description of the revenue (including management fees and administrative and shareholder services fees, as applicable) and expense allocation methodology employed by MassMutual; and (ii) profitability information for each individual Fund. The discussions included consideration of the intangible benefits derived by MassMutual and its affiliates resulting from their relationships with the Funds and the so-called “fallout benefits” to MassMutual, such as any reputational value derived from serving as investment adviser to the Funds, and benefits accruing to subadvisers due to so-called “soft-dollar arrangements.”

Prior to the votes being taken to approve the Contracts, the Committee met separately in executive session to discuss the appropriateness of such contracts. The Committee weighed the foregoing matters in light of the advice given to them by their independent legal counsel as to the law applicable to the review of investment advisory contracts. In arriving at a decision, the Committee did not identify any single matter as all-important or controlling. The foregoing summary does not detail all of the matters considered.

As to each of the Funds, the Committee concluded that: (i) overall, it was satisfied with the nature, extent, and quality of services provided, and expected to be provided in the future, under the Contracts, including the level of MassMutual’s oversight of each Fund and the subadvisory process; (ii) MassMutual’s levels of profitability from its relationship with the various Funds were not excessive and the advisory fees payable under the Contracts and each Fund’s total net expenses are fair and reasonable; (iii) the investment processes, research capabilities, and philosophies of the subadvisers generally appear well suited to the Funds, given their investment objectives and policies; (iv) either the relative or absolute performance of a Fund (in each case, taking into account the applicable investment strategy and risk profile of the Fund), or the steps MassMutual has proposed in respect of the underperformance of a Fund, are sufficient to warrant continuation of the Contracts for each of the Funds; and (v) the terms of the Contracts were fair and reasonable with respect to each Fund and were in the best interests of each Fund’s shareholders.

In light of the factors noted above, the Trustees, including the Independent Trustees, also considered and approved renegotiated subadvisory agreements with AllianceBernstein L.P. for the Small/Mid Cap Value Fund and American Century Investment Management, Inc. for the Mid Cap Value Fund at their meeting in May 2012, which became effective on June 1, 2012.

Other Information (Unaudited) (Continued)

Fund Expenses June 30, 2012

Expense Examples:

The following information is in regards to expenses for the six months ended June 30, 2012:

As a shareholder of the Funds, you incur ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested for the six months ended June 30, 2012.

Actual Expenses:

The first four columns of the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Operating Expenses Incurred” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:

The last two columns of the table below provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the last two columns of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Value	Annualized Expense Ratio	Ending Value (Based on Actual Returns and Expenses)	Operating Expenses Incurred*	Ending Value (Based on Hypothetical Returns and Expenses)	Operating Expenses Incurred*
Equity Income Fund
Initial Class	$1,000	0.80%	$1,083.70	$4.12	$1,020.80	$4.00
Service Class	1,000	1.05%	1,080.80	5.40	1,019.50	5.24
Foreign Fund
Initial Class	1,000	0.98%	1,019.70	4.89	1,019.90	4.89
Service Class	1,000	1.23%	1,018.50	6.14	1,018.60	6.14
Global Fund
Class I	1,000	0.90%	1,084.80	4.64	1,020.30	4.50
Class II	1,000	0.80%	1,084.90	4.12	1,020.80	4.00
Service Class I	1,000	1.15%	1,083.80	5.93	1,019.00	5.74
Growth & Income Fund
Initial Class	1,000	0.58%	1,089.40	3.00	1,021.90	2.90
Service Class	1,000	0.83%	1,088.60	4.29	1,020.60	4.15
Income & Growth Fund
Initial Class	1,000	0.73%	1,066.60	3.73	1,021.10	3.65
Service Class	1,000	0.98%	1,064.60	5.00	1,019.90	4.89

Other Information (Unaudited) (Continued)

	Beginning Value	Annualized Expense Ratio	Ending Value (Based on Actual Returns and Expenses)	Operating Expenses Incurred*	Ending Value (Based on Hypothetical Returns and Expenses)	Operating Expenses Incurred*
Large Cap Growth Fund
Initial Class	$1,000	0.71%	$1,102.60	$3.69	$1,021.20	$3.55
Service Class	1,000	0.96%	1,100.10	4.99	1,020.00	4.80
Mid Cap Growth Fund
Initial Class	1,000	0.82%	1,076.20	4.21	1,020.70	4.10
Service Class	1,000	1.07%	1,075.10	5.49	1,019.40	5.34
Mid Cap Value Fund
Initial Class	1,000	0.89%	1,073.70	4.56	1,020.30	4.45
Service Class	1,000	1.14%	1,072.10	5.84	1,019.10	5.69
Small Company Value Fund
Class II	1,000	1.15%	1,048.70	5.83	1,019.00	5.74
Service Class I	1,000	1.40%	1,047.80	7.09	1,017.80	6.99
Small/Mid Cap Value Fund
Initial Class	1,000	0.82%	1,071.70	4.20	1,020.70	4.10
Service Class	1,000	1.07%	1,070.80	5.48	1,019.40	5.34

*	Expenses are calculated using the annualized expense ratio for the six months ended June 30, 2012, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year, unless stated otherwise.

Distributor:

MML Distributors, LLC

1295 State Street

Springfield, MA 01111-0001

©2012 Massachusetts Mutual Life Insurance Company, Springfield, MA 01111-0001. All rights reserved. www.massmutual.com. MassMutual
Financial Group is a marketing name for Massachusetts Mutual Life Insurance Company (MassMutual) and its affiliated companies and sales representatives.	L4540a 712 CRN201309-162849

MML Series Investment Fund
Semiannual Report

MML Focused Equity Fund

MML Fundamental Growth Fund

MML Fundamental Value Fund

MML PIMCO Total Return Fund

This semiannual report pertains to certain funds offered through the Series. Your variable product prospectus will list which of these funds are available through your variable product.

June 30, 2012

MassMutual FINANCIAL GROUP®

We'll help you get there.®

This material must be preceded or accompanied by a current prospectus (or summary prospectus, if available) for the MML Series Investment Fund. Investors should consider a Fund’s investment objective, risks, and charges and expenses carefully before investing. This and other information about the investment company is available in the prospectus (or summary prospectus, if available). Read it carefully before investing.

MML Series Investment Fund – President’s Letter to Shareholders

Richard J. Byrne

“The first six months of 2012 remind us that it is impossible to predict what the financial markets will do, particularly over short periods of time. Our longstanding belief is that investors should avoid being swayed by the latest news out of Wall Street (or even Europe). Knowing that unexpected events affect the markets all the time, it is critical to plan ahead and maintain an investment strategy that relies on solid investment fundamentals. Your financial professional can likely provide invaluable assistance in this effort.”

June 30, 2012

Welcome to the MML Series Investment Fund Semiannual Report covering the six months ended June 30, 2012. Investors continued to navigate numerous economic and geo-political challenges and drove major U.S. and international stock indexes higher during the period, with U.S. stocks leading the way. On the U.S. economic front, the unemployment level remained in a tight range of between 8.1% and 8.3%, with some storm clouds on the horizon in the form of increased jobless claims in June 2012 – and the creation of fewer-than-projected new jobs during the period. Conversely, the housing market showed some signs of recovery, including a 5.9% increase in pending sales of existing homes throughout the country in June that largely reversed the 5.5% dip that occurred in May. The price of crude oil rose to a peak of nearly $110 per barrel in late February, dropped 29% to slightly more than $78 in mid-June, and rebounded somewhat by the end of the quarter to about $85. Oil’s overall decline during the period undermined the performance of energy stocks, but provided consumers with some relief in the form of lower prices at the gas pump. The price of gold rose in January and February before reversing course to finish essentially flat for the six-month period.

For the first half of 2012, the technology-heavy NASDAQ Composite® Index returned 13.30%, the large-cap stock S&P 500® Index advanced 9.48%, the small-cap stock Russell 2000® Index gained 8.53%, and the blue-chip stock Dow Jones Industrial AverageSM (the “Dow”) rose 6.82%. Foreign stocks from both developed and emerging markets trailed their U.S. counterparts significantly, as indicated by the MSCI® EAFE® Index’s return of 2.96%, representing foreign developed markets, and the 3.94% advance of the MSCI Emerging Markets Index. U.S. fixed-income investments advanced modestly, with the Barclays U.S. Aggregate Bond Index returning 2.37%.*

Key events that defined the period

The year started off with a significant rally that lifted stocks here and abroad, as share prices ground out steady gains punctuated by brief and shallow corrections during the first quarter of 2012. Evidence of an improving U.S. economy and investors who were mainly undaunted by Europe’s ongoing sovereign debt crisis were the primary factors driving the market’s gains through March. As the period progressed, data pointing to an economic slowdown in the U.S. and increasing investor concerns over Europe were primarily responsible for the volatility that characterized much of the second quarter, particularly April and May.

In January 2012, Standard & Poor’s downgraded the government debt of France, Spain, Italy, and Austria on concerns over high debt levels and the countries’ significant need to refinance in 2013. In February, the European Union downgraded its growth outlook for the region’s economies, raising new questions about the virtues of austerity plans and setting the stage for renegotiation of the budget-deficit targets for some member states. Continued improvements in U.S. economic data drove a higher level of confidence among investors for a firmer economic recovery. Encouraging economic data during February included a solid decline in claims for unemployment benefits. In March, Greece successfully passed a sovereign debt restructuring that cut its debt by approximately $140 billion. That same month, Chinese Premier Wen Jiabao cut that country’s 2012 target growth rate to 7.5%. Here at home, the economy strengthened, personal spending increased, and incomes also grew modestly.

*	Indexes are unmanaged, do not incur fees or expenses and cannot be purchased directly for investment.

(Continued)

1

MML Series Investment Fund – President’s Letter to Shareholders (Continued)

April began with the release of the minutes from the Federal Open Market Committee’s (“FOMC”) most recent meeting at which the Federal Reserve (the “Fed”) made no changes to key interest rates, but kept “Operation Twist” in place. Under Operation Twist, the Fed has been selling shorter-term U.S. Treasury securities and using the proceeds to buy those with longer terms in an effort to lower long-term interest rates. The FOMC minutes stated that economic conditions were “expected to warrant an exceptionally low federal funds rate through late 2014.” In June, the Fed announced that Operation Twist would continue through the end of 2012.

News from Europe and China was mixed in April and enough to trigger volatility in equity markets here and abroad. Prices on Spanish and Italian debt fell after rallying earlier in the year. In May, economic reports pointed to the potential for a slowdown in U.S. economic growth, and concerns over the European economy and the fate of the euro zone dominated the markets. Signals from Europe indicated deeper economic weakness and concern over Greece’s potential exit from the euro as its national currency. Germany reported larger-than-expected gains in factory orders and a surprise gain in industrial output, and China reported slower export growth and the country’s lowest industrial production growth since 2009. In June, the positive reaction to the election of a pro-austerity government in Greece was overshadowed by news that the yield of Spanish 10-year bonds hit an all-time high of more than 7%, driving Spain’s borrowing costs to potentially unsustainable levels.

On June 28, three months after conducting hearings on the subject, the U.S. Supreme Court revealed that it had voted five to four to uphold the Affordable Care Act, the health care law signed by President Obama in 2010. The ruling left the law essentially intact, with most mandates taking effect in 2014.

The second quarter, which seemed to contain an especially busy news cycle of both positive and negative developments, ended with some good news for investors when Germany’s finance minister signaled the country’s potential willingness to take action sooner than expected to support short-term measures that would offer the euro zone additional bailout funds. Additionally, strong earnings announcements helped support stock prices in the U.S., and companies with noteworthy names from across numerous industries reported solid results.

Keeping it in perspective

The first six months of 2012 remind us that it is impossible to predict what the financial markets will do, particularly over short periods of time. Our longstanding belief is that investors should avoid being swayed by the latest news out of Wall Street (or even Europe). Knowing that unexpected events affect the markets all the time, it is critical to plan ahead and maintain an investment strategy that relies on solid investment fundamentals. Your financial professional can likely provide invaluable assistance in this effort.

Thank you for your continued confidence in MassMutual. We continue to work diligently to help you take the steps you need to take to prepare for a more secure financial future, despite what may be occurring in the financial markets – or the world.

Sincerely,

Richard J. Byrne

President

The information provided is the opinion of MassMutual Retirement Services Investment Services as of 7/1/12 and is subject to change without notice. It is not to be construed as tax, legal or investment advice. Of course, past performance does not guarantee future results.

2

MML Series Investment Fund – Portfolio Summaries

What is the investment approach of MML Focused Equity Fund, and who is the Fund’s subadviser?

The Fund seeks growth of capital over the long-term by investing primarily in equity securities of U.S. companies that the Fund’s subadviser believes are undervalued. Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities. The Fund’s subadviser is Harris Associates L.P. (Harris).

MML Focused Equity Fund Largest Holdings (% of Net Assets) on 6/30/12 (Unaudited)

Intel Corp.	7.9%
Visa, Inc. Class A	5.8%
Penn National Gaming, Inc.	5.6%
Wells Fargo & Co.	5.6%
Applied Materials, Inc.	5.3%
Franklin Resources, Inc.	4.9%
Tiffany & Co.	4.9%
Carnival Corp.	4.8%
Cabela’s, Inc.	4.8%
CarMax, Inc.	4.7%

54.3%

MML Focused Equity Fund Sector Table (% of Net Assets) on 6/30/12 (Unaudited)

Consumer, Cyclical	33.6%
Technology	17.5%
Industrial	12.1%
Financial	10.5%
Energy	9.9%
Consumer, Non-cyclical	9.8%

Total Long-Term Investments	93.4%
Short-Term Investments and Other Assets and Liabilities	6.6%

Net Assets	100.0%

3

MML Series Investment Fund – Portfolio Summaries (Continued)

What is the investment approach of MML Fundamental Growth Fund, and who is the Fund’s subadviser?

The Fund seeks long-term growth of capital by investing primarily in domestic equity securities that the Fund’s subadviser believes offer the potential for long-term growth. The Fund’s subadviser is Wellington Management Company, LLP (Wellington Management).

MML Fundamental Growth Fund Largest Holdings (% of Net Assets) on 6/30/12 (Unaudited)

Apple, Inc.	7.7%
Microsoft Corp.	4.5%
Cisco Systems, Inc.	4.2%
International Business Machines Corp.	3.4%
The Coca-Cola Co.	3.4%
Exxon Mobil Corp.	2.8%
Philip Morris International, Inc.	2.8%
EMC Corp.	2.5%
Amgen, Inc.	2.1%
UnitedHealth Group, Inc.	2.1%

35.5%

MML Fundamental Growth Fund Sector Table (% of Net Assets) on 6/30/12 (Unaudited)

Technology	25.3%
Consumer, Non-cyclical	21.1%
Communications	18.5%
Consumer, Cyclical	13.7%
Industrial	7.0%
Energy	6.6%
Basic Materials	1.5%
Financial	1.2%

Total Long-Term Investments	94.9%
Short-Term Investments and Other Assets and Liabilities	5.1%

Net Assets	100.0%

4

MML Series Investment Fund – Portfolio Summaries (Continued)

What is the investment approach of MML Fundamental Value Fund, and who is the Fund’s subadviser?

The Fund seeks long-term total return by investing primarily in equity securities of issuers that the Fund’s subadviser believes are undervalued. Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities, with a focus on companies with large market capitalizations (generally above $2 billion). The Fund’s subadviser is Wellington Management Company, LLP (Wellington Management).

MML Fundamental Value Fund Largest Holdings (% of Net Assets) on 6/30/12 (Unaudited)

Wells Fargo & Co.	3.6%
Chevron Corp.	3.5%
JP Morgan Chase & Co.	3.3%
Pfizer, Inc.	2.9%
General Electric Co.	2.8%
AT&T, Inc.	2.5%
Merck & Co., Inc.	2.5%
Exxon Mobil Corp.	2.4%
Cisco Systems, Inc.	2.3%
ACE Ltd.	2.3%

28.1%

MML Fundamental Value Fund Sector Table (% of Net Assets) on 6/30/12 (Unaudited)

Consumer, Non-cyclical	21.1%
Financial	21.0%
Energy	12.5%
Industrial	10.8%
Consumer, Cyclical	8.8%
Communications	8.4%
Technology	6.4%
Basic Materials	4.9%
Utilities	3.2%

Total Long-Term Investments	97.1%
Short-Term Investments and Other Assets and Liabilities	2.9%

Net Assets	100.0%

MML Fundamental Value Fund Country Weightings (% of Net Assets) on 6/30/12 (Unaudited)

United States	84.4%
Switzerland	5.6%
Ireland	2.5%
United Kingdom	1.5%
Belgium	1.2%
Canada	1.0%
Israel	0.9%

Total Long-Term Investments	97.1%
Short-Term Investments and Other Assets and Liabilities	2.9%

Net Assets	100.0%

5

MML Series Investment Fund – Portfolio Summaries (Continued)

What is the investment approach of MML PIMCO Total Return Fund, and who is the Fund’s subadviser?

The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing, under normal circumstances, at least 65% of its total assets in a diversified portfolio of fixed income securities of varying maturities. The Fund’s subadviser is Pacific Investment Management Company LLC (PIMCO).

MML PIMCO Total Return Fund Quality Structure (% of Net Assets) on 6/30/12 (Unaudited)

U.S. Government, Aaa/AAA	95.1%
Aa/AA	11.8%
A/A	13.7%
Baa/BBB	20.4%
Ba/BB	2.7%
B and Below	5.8%
Equities	0.4%

Total Long-Term Investments	149.9%
Short-Term Investments and Other Assets and Liabilities (Not Rated)	(49.9%)

Net Assets	100.0%

Ratings do not apply to the fund itself. If ratings differ, the fund’s subadviser utilizes the higher of Moody’s, S&P and/or Fitch ratings. Securities in the “not rated” category (above) have not been rated by an agency; however, the subadviser performs its own analysis and assigns comparable ratings.

6

MML Focused Equity Fund – Portfolio of Investments

June 30, 2012 (Unaudited)

	Number of Shares	Value
EQUITIES — 93.4%

COMMON STOCK — 93.4%
Aerospace & Defense — 4.4%
The Boeing Co.	72,500	$5,386,750

Automotive & Parts — 4.5%
Delphi Automotive PLC (a)	217,000	5,533,500

Banks — 5.6%
Wells Fargo & Co.	203,500	6,805,040

Building Materials — 3.5%
Fortune Brands Home & Security, Inc. (a)	194,000	4,320,380

Commercial Services — 9.8%
Robert Half International, Inc.	170,000	4,856,900
Visa, Inc. Class A	57,000	7,046,910

		11,903,810

Computers — 4.3%
Diebold, Inc.	142,000	5,241,220

Diversified Financial — 4.9%
Franklin Resources, Inc.	54,000	5,993,460

Entertainment — 5.6%
Penn National Gaming, Inc. (a)	153,000	6,822,270

Leisure Time — 4.8%
Carnival Corp.	170,000	5,825,900

Lodging — 4.5%
Starwood Hotels & Resorts Worldwide, Inc.	104,000	5,516,160

Manufacturing — 4.1%
Illinois Tool Works, Inc.	95,000	5,024,550

Oil & Gas — 3.3%
Apache Corp.	46,000	4,042,940

Oil & Gas Services — 6.6%
Dresser-Rand Group, Inc. (a)	98,000	4,364,920
National Oilwell Varco, Inc.	57,500	3,705,300

		8,070,220

Retail — 14.3%
Cabela’s, Inc. (a)	153,500	5,803,835
CarMax, Inc. (a)	220,000	5,706,800
Tiffany & Co.	112,000	5,930,400

		17,441,035

Semiconductors — 13.2%
Applied Materials, Inc.	564,000	6,463,440
Intel Corp.	360,000	9,594,000

		16,057,440

TOTAL COMMON STOCK (Cost $106,238,124)		113,984,675

		Value

TOTAL EQUITIES (Cost $106,238,124)		$113,984,675

TOTAL LONG-TERM INVESTMENTS (Cost $106,238,124)		113,984,675

	Principal Amount

SHORT-TERM INVESTMENTS — 5.7%
Repurchase Agreement — 5.7%
State Street Bank & Trust Co. Repurchase Agreement, dated 6/29/12, 0.010%, due 7/02/12 (b)	$6,875,639	6,875,639

TOTAL SHORT-TERM INVESTMENTS (Cost $6,875,639)		6,875,639

TOTAL INVESTMENTS — 99.1% (Cost $113,113,763) (c)		120,860,314

Other Assets/(Liabilities) — 0.9%		1,151,537

NET ASSETS — 100.0%		$122,011,851

Notes to Portfolio of Investments

(a)	Non-income producing security.
(b)	Maturity value of $6,875,645. Collateralized by U.S. Government Agency obligations with a rate of 3.500%, maturity date of 11/25/38, and an aggregate market value, including accrued interest, of $7,015,187.
(c)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

7

MML Fundamental Growth Fund – Portfolio of Investments

June 30, 2012 (Unaudited)

	Number of Shares	Value
EQUITIES — 94.9%

COMMON STOCK — 94.9%
Advertising — 1.1%
Omnicom Group, Inc.	38,448	$1,868,573

Aerospace & Defense — 1.2%
The Boeing Co.	27,892	2,072,376

Agriculture — 2.8%
Philip Morris International, Inc.	56,036	4,889,701

Beverages — 3.6%
The Coca-Cola Co.	76,346	5,969,494
Green Mountain Coffee Roasters, Inc. (a)	10,565	230,105

		6,199,599

Biotechnology — 5.2%
Amgen, Inc.	50,951	3,721,461
Biogen Idec, Inc. (a)	18,921	2,731,814
Celgene Corp. (a)	29,964	1,922,490
Life Technologies Corp. (a)	15,489	696,850

		9,072,615

Chemicals — 1.5%
CF Industries Holdings, Inc.	6,399	1,239,742
The Sherwin-Williams Co.	10,517	1,391,925

		2,631,667

Commercial Services — 0.3%
ITT Educational Services, Inc. (a)	8,704	528,768

Computers — 14.2%
Apple, Inc. (a)	23,033	13,451,272
Dell, Inc. (a)	14,167	177,371
EMC Corp. (a)	172,343	4,417,151
International Business Machines Corp.	30,718	6,007,826
NetApp, Inc. (a)	21,657	689,126

		24,742,746

Diversified Financial — 1.2%
American Express Co.	35,344	2,057,374

Electronics — 0.4%
Waters Corp. (a)	9,159	727,866

Health Care – Products — 3.0%
Bruker Corp. (a)	43,852	583,670
Edwards Lifesciences Corp. (a)	15,305	1,581,007
Hologic, Inc. (a)	61,402	1,107,692
Intuitive Surgical, Inc. (a)	2,522	1,396,658
Zimmer Holdings, Inc.	8,796	566,111

		5,235,138

Health Care – Services — 2.7%
Aetna, Inc.	26,762	1,037,563
UnitedHealth Group, Inc.	62,657	3,665,434

		4,702,997

	Number of Shares	Value
Internet — 7.9%
Amazon.com, Inc. (a)	5,956	$1,360,053
Check Point Software Technologies Ltd. (a)	27,734	1,375,329
eBay, Inc. (a)	67,452	2,833,658
F5 Networks, Inc. (a)	9,748	970,511
Google, Inc. Class A (a)	5,939	3,445,036
IAC/InterActiveCorp	43,186	1,969,282
Priceline.com, Inc. (a)	2,223	1,477,228
Symantec Corp. (a)	24,971	364,826

		13,795,923

Machinery – Construction & Mining — 1.2%
Caterpillar, Inc.	24,528	2,082,672

Machinery – Diversified — 0.4%
Cummins, Inc.	7,722	748,339

Manufacturing — 3.7%
Dover Corp.	14,634	784,529
General Electric Co.	55,878	1,164,497
Honeywell International, Inc.	32,596	1,820,161
Parker Hannifin Corp.	15,262	1,173,343
Tyco International Ltd.	29,225	1,544,541

		6,487,071

Media — 2.5%
Comcast Corp. Class A	78,454	2,508,174
News Corp. Class A	53,716	1,197,330
Sirius XM Radio, Inc. (a)	372,044	688,281

		4,393,785

Oil & Gas — 4.7%
Diamond Offshore Drilling, Inc.	21,039	1,244,036
Exxon Mobil Corp.	57,953	4,959,038
Occidental Petroleum Corp.	10,407	892,609
Valero Energy Corp.	46,480	1,122,492

		8,218,175

Oil & Gas Services — 1.9%
Core Laboratories NV	9,132	1,058,399
National Oilwell Varco, Inc.	20,072	1,293,439
Oceaneering International, Inc.	19,665	941,167

		3,293,005

Pharmaceuticals — 3.5%
Abbott Laboratories	41,385	2,668,091
AmerisourceBergen Corp.	21,146	832,095
Cardinal Health, Inc.	17,501	735,042
Gilead Sciences, Inc. (a)	36,804	1,887,309

		6,122,537

Retail — 13.8%
Bed Bath & Beyond, Inc. (a)	22,066	1,363,679
The Buckle, Inc.	22,290	882,015
Coach, Inc.	23,149	1,353,754

The accompanying notes are an integral part of the financial statements.

8

MML Fundamental Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Costco Wholesale Corp.	26,055	$2,475,225
CVS Caremark Corp.	43,408	2,028,456
Dollar Tree, Inc. (a)	30,538	1,642,944
Lowe’s Cos., Inc.	58,715	1,669,855
Lululemon Athletica, Inc. (a)	8,899	530,647
O’Reilly Automotive, Inc. (a)	15,826	1,325,744
PetSmart, Inc.	28,867	1,968,152
Ross Stores, Inc.	23,750	1,483,662
Starbucks Corp.	26,603	1,418,472
The TJX Cos., Inc.	36,807	1,580,125
Wal-Mart Stores, Inc.	46,153	3,217,787
Yum! Brands, Inc.	15,661	1,008,882

		23,949,399

Semiconductors — 2.9%
Altera Corp.	33,909	1,147,481
Emulex Corp. (a)	69,473	500,206
KLA-Tencor Corp.	13,237	651,922
QLogic Corp. (a)	107,902	1,477,178
Xilinx, Inc.	37,944	1,273,780

		5,050,567

Software — 7.4%
Autodesk, Inc. (a)	19,024	665,650
BMC Software, Inc. (a)	16,158	689,624
Citrix Systems, Inc. (a)	10,795	906,132
Microsoft Corp.	254,617	7,788,734
Oracle Corp.	56,456	1,676,743
Red Hat, Inc. (a)	21,090	1,191,163

		12,918,046

Telecommunications — 7.8%
Cisco Systems, Inc.	429,597	7,376,181
QUALCOMM, Inc.	53,909	3,001,653
Verizon Communications, Inc.	70,302	3,124,221

		13,502,055

TOTAL COMMON STOCK (Cost $151,755,281)		165,290,994

TOTAL EQUITIES (Cost $151,755,281)		165,290,994

TOTAL LONG-TERM INVESTMENTS (Cost $151,755,281)		165,290,994

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 4.7%
Repurchase Agreement — 4.7%
State Street Bank & Trust Co. Repurchase Agreement, dated 6/29/12, 0.010%, due 7/02/12 (b)	$8,253,828	$8,253,828

TOTAL SHORT-TERM INVESTMENTS (Cost $8,253,828)		8,253,828

TOTAL INVESTMENTS — 99.6% (Cost $160,009,109) (c)		173,544,822

Other Assets/(Liabilities) — 0.4%		677,992

NET ASSETS — 100.0%		$174,222,814

Notes to Portfolio of Investments

(a)	Non-income producing security.
(b)	Maturity value of $8,253,835. Collateralized by U.S. Government Agency obligations with a rate of 3.500%, maturity date of 11/25/38, and an aggregate market value, including accrued interest, of $8,419,732.
(c)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

9

MML Fundamental Value Fund – Portfolio of Investments

June 30, 2012 (Unaudited)

	Number of Shares	Value
EQUITIES — 97.1%

COMMON STOCK — 97.1%
Aerospace & Defense — 1.0%
The Boeing Co.	22,960	$1,705,928

Agriculture — 2.3%
Archer-Daniels-Midland Co.	42,550	1,256,076
Philip Morris International, Inc.	30,840	2,691,098

		3,947,174

Auto Manufacturers — 0.9%
General Motors Co. (a)	24,660	486,295
Paccar, Inc.	27,170	1,064,793

		1,551,088

Automotive & Parts — 0.5%
The Goodyear Tire & Rubber Co. (a)	67,340	795,285

Banks — 6.8%
BB&T Corp.	72,300	2,230,455
PNC Financial Services Group, Inc.	53,690	3,280,996
Wells Fargo & Co.	181,190	6,058,993

		11,570,444

Beverages — 2.4%
Anheuser-Busch InBev NV Sponsored ADR (Belgium)	25,650	2,043,023
PepsiCo, Inc.	27,640	1,953,042

		3,996,065

Biotechnology — 1.1%
Amgen, Inc.	25,270	1,845,721

Chemicals — 3.0%
The Dow Chemical Co.	56,150	1,768,725
E.I. du Pont de Nemours & Co.	30,930	1,564,130
The Mosaic Co.	32,650	1,787,914

		5,120,769

Computers — 0.5%
Hewlett-Packard Co.	39,170	787,709

Diversified Financial — 7.0%
Ameriprise Financial, Inc.	6,400	334,464
BlackRock, Inc.	12,670	2,151,619
Citigroup, Inc.	45,400	1,244,414
Credit Suisse Group Sponsored ADR (Switzerland)	36,580	670,511
The Goldman Sachs Group, Inc.	19,070	1,828,050
JP Morgan Chase & Co.	157,480	5,626,761

		11,855,819

Electric — 3.2%
Edison International	33,890	1,565,718
Entergy Corp.	17,790	1,207,763
NextEra Energy, Inc.	13,640	938,568

	Number of Shares	Value
Northeast Utilities	41,760	$1,620,706

		5,332,755

Foods — 1.9%
General Mills, Inc.	33,120	1,276,445
Kraft Foods, Inc. Class A	49,610	1,915,938

		3,192,383

Forest Products & Paper — 0.8%
International Paper Co.	44,500	1,286,495

Hand & Machine Tools — 1.1%
Stanley Black & Decker, Inc.	29,560	1,902,482

Health Care – Products — 4.7%
Baxter International, Inc.	27,560	1,464,814
Covidien PLC	39,220	2,098,270
Johnson & Johnson	31,010	2,095,036
St. Jude Medical, Inc.	31,200	1,245,192
Zimmer Holdings, Inc.	16,150	1,039,414

		7,942,726

Health Care – Services — 2.3%
HCA Holdings, Inc.	39,385	1,198,486
UnitedHealth Group, Inc.	46,410	2,714,985

		3,913,471

Housewares — 0.5%
Newell Rubbermaid, Inc.	48,500	879,790

Insurance — 7.1%
ACE Ltd.	51,340	3,805,834
The Chubb Corp.	27,740	2,020,027
Marsh & McLennan Cos., Inc.	85,190	2,745,674
Principal Financial Group, Inc.	42,940	1,126,316
Swiss Re Ltd. (a)	22,379	1,405,913
Unum Group	48,040	919,005

		12,022,769

Iron & Steel — 1.1%
Nucor Corp.	19,620	743,598
Steel Dynamics, Inc.	90,850	1,067,487

		1,811,085

Machinery – Construction & Mining — 1.3%
Ingersoll-Rand PLC	51,370	2,166,787

Machinery – Diversified — 0.6%
Eaton Corp.	26,600	1,054,158

Manufacturing — 6.2%
3M Co.	19,350	1,733,760
General Electric Co.	223,880	4,665,659
Illinois Tool Works, Inc.	32,280	1,707,289
Tyco International Ltd.	45,790	2,420,002

		10,526,710

The accompanying notes are an integral part of the financial statements.

10

MML Fundamental Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Media — 3.6%
CBS Corp. Class B	30,230	$990,939
Comcast Corp. Class A	104,340	3,335,750
Thomson Reuters Corp.	59,800	1,701,310

		6,027,999

Oil & Gas — 11.8%
Apache Corp.	11,840	1,040,618
Chevron Corp.	56,750	5,987,125
EOG Resources, Inc.	8,960	807,386
Exxon Mobil Corp.	47,600	4,073,132
Marathon Oil Corp.	42,940	1,097,976
Noble Corp. (a)	36,600	1,190,598
Occidental Petroleum Corp.	34,570	2,965,069
Royal Dutch Shell PLC B Shares Sponsored ADR (United Kingdom)	22,610	1,581,117
Southwestern Energy Co. (a)	35,050	1,119,146

		19,862,167

Oil & Gas Services — 0.8%
Baker Hughes, Inc.	31,050	1,276,155

Packaging & Containers — 0.5%
Rexam PLC Sponsored ADR (United Kingdom)	26,810	882,317

Pharmaceuticals — 6.4%
Merck & Co., Inc.	101,990	4,258,082
Pfizer, Inc.	215,510	4,956,730
Teva Pharmaceutical Industries Ltd. Sponsored ADR (Israel)	40,520	1,598,109

		10,812,921

Retail — 5.9%
CVS Caremark Corp.	56,220	2,627,161
The Home Depot, Inc.	45,700	2,421,643
Kohl’s Corp.	44,220	2,011,568
Lowe’s Cos., Inc.	51,600	1,467,504
Nordstrom, Inc.	28,270	1,404,736

		9,932,612

Semiconductors — 4.5%
Analog Devices, Inc.	43,940	1,655,220
Intel Corp.	110,270	2,938,695
Maxim Integrated Products, Inc.	45,260	1,160,466
Xilinx, Inc.	55,250	1,854,743

		7,609,124

Software — 1.5%
Microsoft Corp.	80,860	2,473,507

Telecommunications — 4.8%
AT&T, Inc.	119,490	4,261,013
Cisco Systems, Inc.	225,530	3,872,350

		8,133,363

	Number of Shares	Value
Toys, Games & Hobbies — 1.0%
Mattel, Inc.	51,390	$1,667,092

TOTAL COMMON STOCK (Cost $149,883,482)		163,884,870

TOTAL EQUITIES (Cost $149,883,482)		163,884,870

TOTAL LONG-TERM INVESTMENTS (Cost $149,883,482)		163,884,870

	Principal Amount
SHORT-TERM INVESTMENTS — 3.0%
Repurchase Agreement — 3.0%
State Street Bank & Trust Co. Repurchase Agreement, dated 6/29/12, 0.010%, due 7/02/12 (b)	$5,036,708	5,036,708

TOTAL SHORT-TERM INVESTMENTS (Cost $5,036,708)		5,036,708

TOTAL INVESTMENTS — 100.1% (Cost $154,920,190) (c)		168,921,578

Other Assets/(Liabilities) — (0.1)%		(121,979)

NET ASSETS — 100.0%		$168,799,599

Notes to Portfolio of Investments

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Maturity value of $5,036,712. Collateralized by U.S. Government Agency obligations with a rate of 3.500%, maturity date of 11/25/38, and an aggregate market value, including accrued interest, of $5,138,273.
(c)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

11

MML PIMCO Total Return Fund – Portfolio of Investments

June 30, 2012 (Unaudited)

	Number of Shares	Value
EQUITIES — 0.4%

PREFERRED STOCK — 0.4%
Savings & Loans — 0.4%
GMAC Capital Trust I 8.125% 2/15/40	44,000	$1,058,200

TOTAL PREFERRED STOCK (Cost $1,100,000)		1,058,200

TOTAL EQUITIES (Cost $1,100,000)		1,058,200

	Principal Amount
BONDS & NOTES — 149.5%

BANK LOANS — 0.3%
Diversified Financial — 0.3%
Springleaf Finlancial Funding Co. Term Loan 5.500% 5/10/17	$1,000,000	940,500

TOTAL BANK LOANS (Cost $995,463)		940,500

CORPORATE DEBT — 30.4%
Aerospace & Defense — 1.0%
United Technologies Corp. FRN 0.736% 12/02/13	2,700,000	2,709,572

Agriculture — 0.0%
Altria Group, Inc. 7.750% 2/06/14	100,000	110,332

Auto Manufacturers — 0.3%
Daimler Finance NA LLC FRN (a) 1.667% 9/13/13	200,000	201,182
Volkswagen International Finance NV FRN (a) 0.918% 10/01/12	600,000	600,391

		801,573

Banks — 5.8%
Banco Santander Brasil SA (a) 4.250% 1/14/16	800,000	790,000
Bank of America Corp. FRN 1.885% 1/30/14	500,000	494,778
Bank of India 6.250% 2/16/21	500,000	497,523
Bank of Nova Scotia (a) 1.650% 10/29/15	100,000	102,243
Bank of Nova Scotia (a) 1.950% 1/30/17	200,000	205,860

	Principal Amount	Value
BBVA US Senior SA FRN 2.590% 5/16/14	$800,000	$743,909
BNP Paribas SA FRN 1.369% 1/10/14	500,000	489,551
Cie de Financement Foncier SA (a) 2.125% 4/22/13	1,000,000	1,005,756
GMAC, Inc. 7.500% 12/31/13	100,000	106,000
HBOS PLC FRN EUR (b) 1.469% 3/29/16	2,100,000	2,052,956
HBOS PLC (a) 6.750% 5/21/18	100,000	94,345
HSBC Bank PLC (a) 2.000% 1/19/14	100,000	100,916
ICICI Bank Ltd. (a) 4.750% 11/25/16	900,000	891,918
ICICI Bank Ltd. (a) 5.750% 11/16/20	200,000	197,248
ING Bank NV FRN (a) 1.517% 3/15/13	1,100,000	1,100,363
Intesa Sanpaolo SpA FRN (a) 2.866% 2/24/14	200,000	187,804
Intesa Sanpaolo SpA (a) 6.500% 2/24/21	800,000	699,497
Lloyds TSB Bank PLC 4.875% 1/21/16	200,000	209,967
The Royal Bank of Scotland PLC EUR (b) 6.934% 4/09/18	100,000	116,851
The Royal Bank of Scotland PLC (Acquired 3/10/11, Cost $87,548) FRN CAD (b) (c) 1.997% 3/30/15	100,000	85,454
Santander Issuances SA Unipersonal VRN GBP (b) 7.300% 7/27/19	2,500,000	3,210,618
Santander US Debt SA Unipersonal (a) 2.991% 10/07/13	200,000	192,312
Sberbank of Russia Via SB Capital SA 5.499% 7/07/15	800,000	836,000
State Bank of India 4.500% 10/23/14	200,000	202,905
State Bank of India (a) 4.500% 7/27/15	300,000	305,023
Turkiye Garanti Bankasi AS FRN (a) 2.965% 4/20/16	200,000	184,500
US Bank NA VRN EUR (b) 1.087% 2/28/17	700,000	808,245

		15,912,542

Beverages — 0.3%
Anheuser-Busch InBev Worldwide, Inc. FRN 1.015% 1/27/14	500,000	504,079

The accompanying notes are an integral part of the financial statements.

12

MML PIMCO Total Return Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pernod-Ricard SA (a) 5.750% 4/07/21	$300,000	$338,675

		842,754

Chemicals — 0.5%
Braskem Finance Ltd. (a) 5.750% 4/15/21	800,000	822,000
Braskem Finance Ltd. (a) 7.250% 6/05/18	400,000	445,600

		1,267,600

Commercial Services — 0.5%
Massachusetts Institute of Technology 5.600% 7/01/2111	1,000,000	1,388,720

Computers — 0.3%
Hewlett-Packard Co. FRN 0.746% 5/24/13	800,000	798,254

Diversified Financial — 13.4%
Ally Financial, Inc. FRN 3.666% 2/11/14	1,100,000	1,092,014
Ally Financial, Inc. FRN 3.867% 6/20/14	2,100,000	2,080,008
Ally Financial, Inc. 7.500% 9/15/20	1,000,000	1,123,750
American Express Credit Corp. 5.875% 5/02/13	595,000	619,805
American General Finance Corp. EUR (b) 4.125% 11/29/13	1,500,000	1,670,459
Banque PSA Finance FRN (a) 2.368% 4/04/14	300,000	291,774
Citigroup, Inc. FRN 1.316% 2/15/13	100,000	100,001
Citigroup, Inc. FRN 1.918% 1/13/14	200,000	199,124
Credit Agricole Home Loan FRN (a) 1.215% 7/21/14	600,000	586,433
Federal Home Loan Mortgage Corp. 1.000% 6/29/17	3,500,000	3,503,683
Federal Home Loan Mortgage Corp. 1.750% 5/30/19	500,000	511,916
Federal Home Loan Mortgage Corp. 2.000% 8/25/16	200,000	209,918
Federal Home Loan Mortgage Corp. 2.375% 1/13/22	100,000	102,896
Federal Home Loan Mortgage Corp. 3.750% 3/27/19	600,000	691,667
Federal Home Loan Mortgage Corp. 5.250% 4/18/16	700,000	818,853
Federal Home Loan Mortgage Corp. 5.500% 8/23/17	100,000	122,464
Federal National Mortgage Association 0.500% 7/02/15	3,900,000	3,890,974

	Principal Amount	Value
Federal National Mortgage Association 1.125% 4/27/17	$800,000	$807,113
Federal National Mortgage Association 1.250% 1/30/17	1,600,000	1,626,614
Federal National Mortgage Association 1.375% 11/15/16	2,800,000	2,864,871
Federal National Mortgage Association 5.000% 2/13/17	100,000	118,629
Federal National Mortgage Association 5.375% 6/12/17	100,000	121,357
Ford Motor Credit Co. LLC 5.625% 9/15/15	1,000,000	1,086,856
Ford Motor Credit Co. LLC 7.000% 10/01/13	100,000	106,702
Ford Motor Credit Co. LLC 7.000% 4/15/15	200,000	222,276
General Electric Capital Corp. VRN 7.125% 12/15/49	900,000	950,814
Hyundai Capital Services, Inc. (a) 4.375% 7/27/16	300,000	315,293
International Lease Finance Corp. (a) 6.750% 9/01/16	600,000	645,000
Macquarie Bank Ltd. (a) 6.625% 4/07/21	1,800,000	1,804,817
Merrill Lynch & Co., Inc. EUR (b) 4.875% 5/30/14	600,000	782,662
Merrill Lynch & Co., Inc. 5.450% 2/05/13	100,000	102,011
Merrill Lynch & Co., Inc. 5.571% 10/04/12	900,000	903,510
Morgan Stanley FRN 2.966% 5/14/13	100,000	99,863
Morgan Stanley, Series F 6.625% 4/01/18	800,000	836,454
SLM Corp. 5.000% 10/01/13	900,000	927,000
SLM Corp. 5.050% 11/14/14	4,300,000	4,428,802
SLM Corp. 8.450% 6/15/18	100,000	112,000

		36,478,383

Electric — 0.8%
Comision Federal de Electricidad (a) 4.875% 5/26/21	1,200,000	1,296,000
Duquesne Light Holdings, Inc. (a) 6.400% 9/15/20	100,000	113,186
Entergy Corp. 3.625% 9/15/15	100,000	102,798
Korea Electric Power Corp. (a) 3.000% 10/05/15	200,000	204,274

The accompanying notes are an integral part of the financial statements.

13

MML PIMCO Total Return Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Korea Hydro & Nuclear Power Co. Ltd. (a) 3.125% 9/16/15	$100,000	$102,176
Majapahit Holdings BV (d) 7.250% 6/28/17	100,000	113,880
Majapahit Holdings BV (d) 7.750% 10/17/16	200,000	228,500

		2,160,814

Forest Products & Paper — 0.0%
Celulosa Arauco y Constitucion SA 5.000% 1/21/21	100,000	103,226

Holding Company – Diversified — 0.6%
Hutchison Whampoa International Ltd. (a) 6.500% 2/13/13	1,000,000	1,030,856
Noble Group Ltd. (a) 6.625% 8/05/20	200,000	192,000
Noble Group Ltd. (d) 6.750% 1/29/20	100,000	96,500
Noble Group Ltd. (a) 6.750% 1/29/20	300,000	289,500

		1,608,856

Insurance — 0.9%
American International Group, Inc. VRN 6.250% 3/15/37	1,600,000	1,480,000
American International Group, Inc. VRN 8.175% 5/15/58	1,000,000	1,085,000

		2,565,000

Iron & Steel — 0.6%
CSN Resources SA (a) 6.500% 7/21/20	400,000	433,320
Gerdau Holdings, Inc. (a) 7.000% 1/20/20	600,000	669,000
Gerdau Trade, Inc. (a) 5.750% 1/30/21	500,000	518,250

		1,620,570

Machinery – Construction & Mining — 0.3%
Caterpillar, Inc. FRN 0.636% 5/21/13	700,000	702,223

Media — 0.4%
COX Communications, Inc. 7.125% 10/01/12	1,000,000	1,014,996

Oil & Gas — 1.1%
Ecopetrol SA 7.625% 7/23/19	200,000	252,000
Indian Oil Corp. Ltd. 4.750% 1/22/15	500,000	512,356
Petrobras International Finance Co. 5.375% 1/27/21	400,000	431,108
Petrobras International Finance Co. 5.750% 1/20/20	400,000	437,551

	Principal Amount	Value
Petrobras International Finance Co. 8.375% 12/10/18	$200,000	$249,444
Petroleos Mexicanos (a) 5.500% 6/27/44	100,000	102,250
Petroleos Mexicanos 6.500% 6/02/41	700,000	817,250
Transocean, Inc. 4.950% 11/15/15	100,000	107,667

		2,909,626

Real Estate — 0.1%
Qatari Diar Finance QSC (d) 5.000% 7/21/20	200,000	224,000

Savings & Loans — 0.1%
Odebrecht Drilling Norbe VIII/IX Ltd. (a) 6.350% 6/30/21	392,000	410,620

Telecommunications — 2.9%
Deutsche Telekom International Finance BV GBP (b) 6.500% 4/08/22	1,500,000	2,817,841
France Telecom SA 4.375% 7/08/14	5,000,000	5,252,225

		8,070,066

Transportation — 0.5%
Asciano Finance (a) 5.000% 4/07/18	1,200,000	1,253,483

TOTAL CORPORATE DEBT (Cost $83,374,143)		82,953,210

MUNICIPAL OBLIGATIONS — 3.1%
Bay Area Toll Authority BAB 6.793% 4/01/30	800,000	1,010,600
Bay Area Toll Authority BAB 7.043% 4/01/50	1,800,000	2,546,046
Buckeye Tobacco Settlement Financing Authority 5.875% 6/01/47	100,000	76,544
Los Angeles Community College District BAB 6.600% 8/01/42	1,000,000	1,315,860
Los Angeles Community College District BAB 6.750% 8/01/49	1,200,000	1,589,796
San Diego County Regional Airport Authority BAB 6.628% 7/01/40	1,300,000	1,427,699
State of California BAB 5.700% 11/01/21	500,000	569,245

		8,535,790

TOTAL MUNICIPAL OBLIGATIONS (Cost $6,891,530)		8,535,790

The accompanying notes are an integral part of the financial statements.

14

MML PIMCO Total Return Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 5.9%
Automobile ABS — 0.1%
Auto Compartiment, Series 2007-2, Class A FRN EUR (b) (d) 0.871% 10/25/20	$173,504	$218,181

Commercial MBS — 2.5%
Banc of America Large Loan, Inc., Series 2010-HLTN, Class HLTN FRN (a) 1.992% 11/15/15	187,136	177,314
Banc of America Large Loan, Inc., Series 2009-UB2, Class A4AA VRN (a) 5.807% 5/24/17	900,000	996,021
Bear Stearns Commercial Mortgage Securities, Series 2007-PW16, Class A2 VRN 5.853% 6/11/40	941,211	956,890
Eclipse Ltd., Series 2007-1X, Class A FRN GBP (b) (d) 1.183% 1/25/20	896,472	1,208,453
European Loan Conduit, Series 25A, Class A FRN EUR (a) (b) 0.840% 5/15/19	459,762	500,729
Extended Stay America Trust, Series 2010-ESHA, Class A (a) 2.950% 11/05/27	291,140	293,917
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2010-C2, Class A3 (a) 4.069% 9/15/20	100,000	107,195
Morgan Stanley Reremic Trust, Series 2010-GG10, Class A4A VRN (a) 5.978% 8/15/45	1,500,000	1,679,889
Titan Europe PLC, Series 2007-3X, Class A1 FRN GBP (b) (d) 1.294% 10/23/16	725,222	988,754

		6,909,162

Credit Card ABS — 0.2%
Citibank Omni Master Trust, Series 2009-A14A, Class A14 FRN (a) 2.991% 8/15/18	600,000	629,130

Other ABS — 0.7%
Duane Street CLO, Series 2005-1A, Class A FRN (a) 0.715% 11/08/17	1,239,200	1,212,743
Hillmark Funding, Series 2006-1A, Class A1 FRN (a) 0.716% 5/21/21	500,000	472,264
Wind River CLO Ltd., Series 2004-1A, Class A1 FRN (a) 0.797% 12/19/16	157,253	154,639

		1,839,646

	Principal Amount	Value
WL Collateral CMO — 2.4%
Chase Mortgage Finance Corp., Series 2006-A1, Class 4A1 FRN 5.817% 9/25/36	$111,759	$99,207
Citigroup Mortgage Loan Trust, Inc., Series 2005-11, Class A2A FRN 2.580% 10/25/35	779,356	655,612
Granite Master Issuer PLC, Series 2005-2, Class A6 FRN EUR (b) 0.503% 12/20/54	250,515	240,562
Granite Master Issuer PLC, Series 2006-3, Class A5 FRN EUR (b) 0.505% 12/20/54	626,839	764,073
Granite Master Issuer PLC, Series 2006-1X, Class A6 FRN EUR (b) (d) 0.595% 12/20/54	294,983	359,559
Granite Master Issuer PLC, Series 2005-2, Class A5 FRN EUR (b) (d) 0.675% 12/20/54	250,515	305,357
Granite Mortgages PLC, Series 2003-3, Class 2A FRN EUR (b) (d) 1.121% 1/20/44	11,298	13,827
Granite Mortgages PLC, Series 2004-3, Class 3A1 FRN GBP (b) (d) 1.395% 9/20/44	310,232	468,889
Granite Mortgages PLC, Series 2004-3, Class 3A2 FRN GBP (b) (d) 1.415% 9/20/44	93,070	140,667
GSR Mortgage Loan Trust, Series 2005-AR6, Class 1A1 FRN 2.654% 9/25/35	767,476	702,973
Nomura Asset Acceptance Corp., Series 2004-R3, Class A1 (a) 6.500% 2/25/35	1,320,442	1,336,819
Structured Asset Securities Corp., Series 2005-16, Class 1A2 5.500% 9/25/35	1,654,598	1,496,569

		6,584,114

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $16,569,057)		16,180,233

SOVEREIGN DEBT OBLIGATIONS — 4.8%
Banco Nacional de Desenvolvimento Economico e Social EUR (a) (b) 4.125% 9/15/17	100,000	131,232
Canada Housing Trust No 1 CAD (a) (b) 3.350% 12/15/20	200,000	215,111
Canada Housing Trust No 1 CAD (a) (b) 3.800% 6/15/21	100,000	111,163

The accompanying notes are an integral part of the financial statements.

15

MML PIMCO Total Return Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Indonesia Government International Bond (d) 7.250% 4/20/15	$100,000	$112,125
Korea Finance Corp. 3.250% 9/20/16	100,000	102,456
Korea Housing Finance Corp. (d) 4.125% 12/15/15	400,000	423,179
Mexican Bonos MXN (b) 6.000% 6/18/15	800,000	62,051
Mexican Bonos MXN (b) 7.750% 12/14/17	2,300,000	195,402
Province of Ontario Canada 1.600% 9/21/16	2,800,000	2,850,453
Province of Ontario Canada CAD (b) 3.150% 6/02/22	200,000	202,864
Province of Ontario Canada CAD (b) 4.000% 6/02/21	1,900,000	2,067,083
Province of Ontario Canada CAD (b) 4.200% 6/02/20	200,000	220,434
Province of Ontario Canada CAD (b) 4.400% 6/02/19	300,000	333,857
Province of Ontario Canada 4.400% 4/14/20	500,000	581,267
Province of Quebec Canada 2.750% 8/25/21	200,000	206,875
Province of Quebec Canada CAD (b) 3.500% 12/01/22	1,800,000	1,860,165
Province of Quebec Canada CAD (b) 4.250% 12/01/21	1,800,000	1,980,796
Province of Quebec Canada CAD (b) 4.500% 12/01/20	500,000	559,950
Republic of Indonesia (d) 7.500% 1/15/16	100,000	115,500
Russia Government International Bond STEP (d) 7.500% 3/31/30	563,500	676,533
United Mexican States MXN (b) 10.000% 12/05/24	200,000	21,007

		13,029,503

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $12,766,940)		13,029,503

U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES — 69.1%
Pass-Through Securities — 69.1%
Federal National Mortgage Association
Pool #993382 4.000% 6/01/24	916,946	974,542
Pool #AE7266 4.000% 1/01/41	212,273	225,773

	Principal Amount	Value
Pool #AI8873 4.000% 8/01/41	$465,263	$494,851
Pool #AI8985 4.000% 8/01/41	490,802	522,013
Pool #AJ4460 4.000% 12/01/41	3,559,841	3,792,899
Pool #MA0531 4.500% 8/01/20	68,147	72,968
Pool #930858 4.500% 4/01/24	127,873	136,919
Pool #AB0554 4.500% 4/01/24	613,848	657,273
Pool #931412 4.500% 6/01/24	502,870	538,445
Pool #932561 4.500% 2/01/25	87,668	93,870
Pool #930997 4.500% 4/01/29	2,824,043	3,035,515
Pool #931504 4.500% 7/01/39	321,559	348,954
Pool #AC1095 4.500% 7/01/39	654,127	705,563
Pool #932277 4.500% 12/01/39	285,109	310,824
Pool #AE3461 4.500% 10/01/40	873,683	936,103
Pool #AH1275 4.500% 1/01/41	1,994,546	2,137,047
Pool #AH5583 4.500% 2/01/41	24,873	26,650
Pool #AH7801 4.500% 3/01/41	805,360	871,960
Pool #AH8594 4.500% 3/01/41	362,484	388,382
Pool #AH4108 4.500% 3/01/41	872,547	934,886
Pool #AL0160 4.500% 5/01/41	1,608,290	1,723,194
Pool #AI0788 4.500% 6/01/41	884,383	948,397
Pool #AE5631 4.500% 6/01/41	341,292	365,996
Pool #899622 5.500% 7/01/37	305,237	332,208
Pool #983284 5.500% 5/01/38	1,332,407	1,450,138
Federal National Mortgage Association TBA Pool #3430 3.000% 10/01/26 (f)	9,000,000	9,428,906
Pool #2409 3.500% 12/01/25 (f)	2,000,000	2,112,969

The accompanying notes are an integral part of the financial statements.

16

MML PIMCO Total Return Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #5880 3.500% 10/01/41 (f)	$29,000,000	$30,393,360
Pool #1127 3.500% 10/01/41 (f)	3,000,000	3,152,812
Pool #12994 4.000% 7/01/40 (f)	5,000,000	5,312,304
Pool #6447 4.000% 7/01/40 (f)	24,000,000	25,543,126
Pool # 8089 4.000% 7/17/27 (f) (g)	6,000,000	6,381,563
Pool #20255 4.500% 7/17/27 (f) (g)	19,000,000	20,381,954
Pool #9730 4.500% 6/01/39 (f)	19,000,000	20,367,109
Pool # 11794 4.500% 7/12/42 (f) (g)	3,000,000	3,216,328
Pool #28654 5.000% 11/01/36 (f)	9,000,000	9,741,094
Pool #44117 5.500% 3/01/35 (f)	7,000,000	7,630,547
Pool #45746 5.500% 3/01/35 (f)	21,000,000	22,904,765

		188,592,207

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $187,248,051)		188,592,207

U.S. TREASURY OBLIGATIONS — 35.9%
U.S. Treasury Bonds & Notes — 35.9%
U.S. Treasury Inflation Index 0.125% 4/15/16	312,651	325,426
U.S. Treasury Inflation Index 0.125% 1/15/22	1,931,103	2,043,198
U.S. Treasury Inflation Index 0.625% 7/15/21	1,326,845	1,477,774
U.S. Treasury Inflation Index 0.750% 2/15/42	1,221,660	1,281,502
U.S. Treasury Inflation Index 1.125% 1/15/21	105,159	121,015
U.S. Treasury Inflation Index 1.250% 7/15/20	527,405	612,367
U.S. Treasury Inflation Index 1.750% 1/15/28	1,207,866	1,513,324
U.S. Treasury Inflation Index 2.000% 1/15/26	115,902	147,911
U.S. Treasury Inflation Index 2.375% 1/15/27 (h)	6,616,060	8,877,925
U.S. Treasury Inflation Index 2.500% 1/15/29	2,464,312	3,419,809

	Principal Amount	Value
U.S. Treasury Note (e) (h) 0.625% 5/31/17	$12,600,000	$12,542,316
U.S. Treasury Note 0.625% 6/30/17	22,200,000	22,223,414
U.S. Treasury Note 0.875% 1/31/17	5,300,000	5,345,878
U.S. Treasury Note (f) 0.875% 2/28/17	700,000	706,048
U.S. Treasury Note (e) (h) 0.875% 4/30/17	6,500,000	6,549,360
U.S. Treasury Note (h) 1.000% 3/31/17	30,400,000	30,818,474

		98,005,741

TOTAL U.S. TREASURY OBLIGATIONS (Cost $96,809,550)		98,005,741

TOTAL BONDS & NOTES (Cost $404,654,734)		408,237,184

TOTAL LONG-TERM INVESTMENTS (Cost $405,754,734)		409,295,384

SHORT-TERM INVESTMENTS — 18.0%
Commercial Paper — 0.7%
Itau Unibanco SA 0.010% 11/05/12	1,900,000	1,889,277

Repurchase Agreements — 17.2%
Barclays Capital Repurchase Agreement, dated 6/29/12, 0.160%, due 7/02/12 (i)	4,400,000	4,400,000
Goldman Sachs & Co. Repurchase Agreement, dated 06/29/12, 0.150%, due 7/12/12 (j)	18,800,000	18,800,000
Goldman Sachs & Co. Repurchase Agreement, dated 06/29/12, 0.180%, due 7/17/12 (k)	18,000,000	18,000,000
JP Morgan Chase Repurchase Agreement, dated 06/29/12, 0.190%, due 7/17/12 (l)	200,000	200,000
JP Morgan Chase Repurchase Agreement, dated 06/29/12, 0.200%, due 7/02/12 (m)	4,800,000	4,800,000
State Street Bank & Trust Co. Repurchase Agreement, dated 6/29/12, 0.010%, due 7/02/12 (n)	605,797	605,797

		46,805,797

The accompanying notes are an integral part of the financial statements.

17

MML PIMCO Total Return Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
U.S. Treasury Bills — 0.1%
U.S. Treasury Bill (e) 0.010% 10/04/12	$10,000	$9,996
U.S. Treasury Bill (e) 0.081% 8/02/12	260,000	259,981

		269,977

TOTAL SHORT-TERM INVESTMENTS (Cost $48,965,051)		48,965,051

TOTAL INVESTMENTS — 167.9% (Cost $454,719,785) (o)		458,260,435

Other Assets/(Liabilities) — (67.9)%		(185,199,191)

NET ASSETS — 100.0%		$273,061,244

Notes to Portfolio of Investments

ABS	Asset-Backed Security
BAB	Build America Bonds
CAD	Canadian Dollar
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
EUR	Euro
FRN	Floating Rate Note
GBP	British Pound
MBS	Mortgage-Backed Security
MXN	Mexican Peso
STEP	Step Up Bond
TBA	To Be Announced
VRN	Variable Rate Note
WL	Whole Loan
(a)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2012, these securities amounted to a value of $26,742,031 or 9.79% of net assets.
(b)	The principal amount of the security is in foreign currency. The market value is in U.S. dollars.
(c)	Restricted security. Certain securities are restricted as to resale. At June 30, 2012, these securities amounted to a value of $85,454 or 0.03% of net assets. The Funds generally bear the costs, if any, associated with the disposition of restricted securities.
(d)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At June 30, 2012, these securities amounted to a value of $5,693,904 or 2.09% of net assets.
(e)	All or a portion of this security is held as collateral for open swap agreements and written options outstanding. (Note 2).
(f)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis. (Note 2).
(g)	This security is valued in good faith under procedures established by the Board of Trustees.
(h)	A portion of this security is held as collateral for open futures contracts. (Note 2).
(i)	Maturity value of $4,442,757. Collateralized by U.S. Government Agency obligations with a rate ranging from 1.625% – 4.50%, maturity date ranging from 01/15/15 – 8/15/39, and an aggregate market value, including accrued interest, of $4,526,822.
(j)	Maturity value of $19,371,692. Collateralized by U.S. Government Agency obligations with a rate 3.50%, maturity date 06/20/42, and an aggregate market value, including accrued interest, of $19,419,386.
(k)	Maturity value of $18,002,115. Collateralized by U.S. Government Agency obligations with a rate ranging from 3.50% – 4.50%, maturity date ranging from 11/01/26 – 8/01/39, and an aggregate market value, including accrued interest, of $18,592,322.
(l)	Maturity value of $200,520. Collateralized by U.S. Government Agency obligations with a rate of 4.50%, maturity date of 07/15/13, and an aggregate market value, including accrued interest, of $204,301.
(m)	Maturity value of $4,899,964. Collateralized by U.S. Government Agency obligations with a rate of 1.125%, maturity date of 12/15/12, and an aggregate market value, including accrued interest, of $4,902,636.
(n)	Maturity value of $605,798. Collateralized by U.S. Government Agency obligations with a rate of 4.000%, maturity date of 12/15/17, and an aggregate market value, including accrued interest, of $619,338.
(o)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

18

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MML Series Investment Fund – Financial Statements

Statements of Assets and Liabilities

June 30, 2012 (Unaudited)

	MML Focused Equity Fund	MML Fundamental Growth Fund	MML Fundamental Value Fund	MML PIMCO Total Return Fund
Assets:
Investments, at value (Note 2) (a)	$113,984,675	$165,290,994	$163,884,870	$409,295,384
Short-term investments, at value (Note 2) (b)	6,875,639	8,253,828	5,036,708	48,965,051

Total investments	120,860,314	173,544,822	168,921,578	458,260,435

Foreign currency, at value (c)	-	-	-	124,407
Receivables from:
Investments sold	1,718,223	1,034,483	815,685	1,212,002
Investments sold on a when-issued basis (Note 2)	-	-	-	72,054,136
Open forward foreign currency contracts (Note 2)	-	-	-	6,505
Investment adviser (Note 3)	-	158	978	11,633
Fund shares sold	63,149	97,625	103,038	268,046
Collateral held for open swap agreements (Note 2)	-	-	-	20,000
Collateral held for open futures contracts (Note 2)	-	-	-	12,000
Variation margin on open derivative instruments (Note 2)	-	-	-	74,523
Interest and dividends	79,502	136,606	255,325	1,590,385
Foreign taxes withheld	-	-	3,936	-
Open swap agreements, at value (Note 2)	-	-	-	237,077

Total assets	122,721,188	174,813,694	170,100,540	533,871,149

Liabilities:
Payables for:
Investments purchased	574,250	408,976	1,137,211	21,715,090
Dollar roll transactions	-	-	-	709,446
Closed swap agreements, at value (Note 2)	-	-	-	14,400
Written options outstanding, at value (Note 2) (d)	-	-	-	66,924
Open forward foreign currency contracts (Note 2)	-	-	-	249,087
Fund shares repurchased	16,979	24,703	24,853	43,746
Interest and dividends	-	-	-	604
Investments purchased on a when-issued basis (Note 2)	-	-	-	236,833,657
Variation margin on open derivative instruments (Note 2)	-	-	-	35,127
Investment advisory fees	624	-	-	-
Open swap agreements, at value (Note 2)	-	-	-	569,377
Trustees’ fees and expenses (Note 3)	3,202	4,364	8,305	10,722
Collateral held for open swap agreements (Note 2)	-	-	-	60,000
Collateral held for when-issued securities (Note 2)	-	-	-	300,000
Affiliates (Note 3):
Investment management fees	70,985	94,194	83,654	107,397
Administration fees	9,465	13,457	12,870	21,479
Service fees	115	58	44	256
Accrued expense and other liabilities	33,717	45,128	34,004	72,593

Total liabilities	709,337	590,880	1,300,941	260,809,905

Net assets	$122,011,851	$174,222,814	$168,799,599	$273,061,244

Net assets consist of:
Paid-in capital	$113,190,272	$160,540,731	$145,943,519	$259,031,109
Undistributed (accumulated) net investment income (loss)	282,368	366,131	4,249,134	8,351,567
Accumulated net realized gain (loss) on investments and foreign currency transactions	792,660	(219,761)	4,605,558	2,411,397
Net unrealized appreciation (depreciation) on investments and foreign currency translations	7,746,551	13,535,713	14,001,388	3,267,171

Net assets	$122,011,851	$174,222,814	$168,799,599	$273,061,244

(a) Cost of investments:	$106,238,124	$151,755,281	$149,883,482	$405,754,734
(b) Cost of short-term investments:	$6,875,639	$8,253,828	$5,036,708	$48,965,051
(c) Cost of foreign currency:	$-	$-	$-	$123,819
(d) Premiums on written options:	$-	$-	$-	$230,694

The accompanying notes are an integral part of the financial statements.

20

MML Series Investment Fund – Financial Statements (Continued)

Statements of Assets and Liabilities

June 30, 2012 (Unaudited)

	MML Focused Equity Fund	MML Fundamental Growth Fund	MML Fundamental Value Fund	MML PIMCO Total Return Fund
Class II shares:
Net assets	$121,606,310	$174,046,162	$168,682,436	$272,042,576

Shares outstanding (a)	11,252,306	15,905,727	14,334,906	25,677,278

Net asset value, offering price and redemption price per share	$10.81	$10.94	$11.77	$10.59

Service Class I shares:
Net assets	$405,541	$176,652	$117,163	$1,018,668

Shares outstanding (a)	37,537	16,149	9,958	96,269

Net asset value, offering price and redemption price per share	$10.80	$10.94	$11.77	$10.58

(a)	Authorized unlimited number of shares with no par value.

21

The accompanying notes are an integral part of the financial statements.

MML Series Investment Fund – Financial Statements (Continued)

Statements of Operations

For the Six Months Ended June 30, 2012 (Unaudited)

	MML Focused Equity Fund	MML Fundamental Growth Fund	MML Fundamental Value Fund	MML PIMCO Total Return Fund
Investment income (Note 2):
Dividends (a)	$825,028	$1,075,288	$2,422,143	$44,688
Interest	361	150	154	3,326,861

Total investment income	825,389	1,075,438	2,422,297	3,371,549

Expenses (Note 3):
Investment management fees	452,262	583,872	553,173	623,285
Interest expense	-	-	-	441
Custody fees	4,891	22,885	9,663	88,449
Audit fees	19,609	19,621	16,198	43,936
Legal fees	846	1,153	1,283	1,643
Proxy fees	481	482	488	488
Shareholder reporting fees	5,873	7,608	9,130	11,040
Trustees’ fees	4,489	6,132	6,767	9,079

	488,451	641,753	596,702	778,361
Administration fees:
Class II	60,256	83,387	85,086	124,554
Service Class I*	46	23	18	102
Distribution and service fees:
Service Class I*	115	58	44	256

Total expenses	548,868	725,221	681,850	903,273
Expenses waived (Note 3):
Class II fees waived by adviser	(6,039)	(16,173)	(976)	(92,261)
Service Class I fees waived by adviser*	-	(3)	(2)	(44)

Net expenses	542,829	709,045	680,872	810,968

Net investment income (loss)	282,560	366,393	1,741,425	2,560,581

Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investment transactions	792,660	(219,931)	4,233,753	2,972,993
Futures contracts	-	-	-	1,202,797
Written options	-	-	-	53,611
Swap agreements	-	-	-	(273,691)
Foreign currency transactions	-	170	325	991,994

Net realized gain (loss)	792,660	(219,761)	4,234,078	4,947,704

Net change in unrealized appreciation (depreciation) on:
Investment transactions	7,337,040	14,257,381	8,224,494	4,309,151
Futures contracts	-	-	-	(487,468)
Written options	-	-	-	51,371
Swap agreements	-	-	-	657,128
Translation of assets and liabilities in foreign currencies	-	(109)	-	(847,017)

Net change in unrealized appreciation (depreciation)	7,337,040	14,257,272	8,224,494	3,683,165

Net realized gain (loss) and change in unrealized appreciation (depreciation)	8,129,700	14,037,511	12,458,572	8,630,869

Net increase (decrease) in net assets resulting from operations	$8,412,260	$14,403,904	$14,199,997	$11,191,450

(a) Net of withholding tax of:	$-	$985	$17,989	$-
* Service Class I shares commenced operations on May 1, 2012.

The accompanying notes are an integral part of the financial statements.

22

THIS PAGE INTENTIONALLY LEFT BLANK

MML Series Investment Fund – Financial Statements (Continued)

Statements of Changes in Net Assets

	MML Focused Equity Fund
	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011 +
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$282,560	$133,895
Net realized gain (loss) on investment transactions	792,660	6,658
Net change in unrealized appreciation (depreciation) on investments	7,337,040	409,511

Net increase (decrease) in net assets resulting from operations	8,412,260	550,064

Distributions to shareholders (Note 2):
From net investment income:
Class II	-	(140,745)

Total distributions from net investment income	-	(140,745)

From net realized gains:
Class II	-	-

Total distributions from net realized gains	-	-

Tax return of capital:
Class II	-	(26,048)

Total tax return of capital	-	(26,048)

Net fund share transactions (Note 5):
Class II	2,634,419	110,166,793
Service Class I*	415,108	-

Increase (decrease) in net assets from fund share transactions	3,049,527	110,166,793

Total increase (decrease) in net assets	11,461,787	110,550,064
Net assets
Beginning of period	110,550,064	-

End of period	$122,011,851	$110,550,064

Undistributed (accumulated) net investment income (loss) included in net assets at end of period	$282,368	$-

Distributions in excess of net investment income included in net assets at end of period	$-	$(192)

+	Fund commenced operations on December 8, 2011.
*	Service Class I shares commenced operations on May 1, 2012.

The accompanying notes are an integral part of the financial statements.

24

MML Fundamental Growth Fund		MML Fundamental Value Fund		MML PIMCO Total Return Fund
Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011 +	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011

$366,393	$(4,709)	$1,741,425	$2,505,909	$2,560,581	$4,451,444
(219,761)	-	4,234,078	393,489	4,947,704	(250,594)
14,257,272	(721,559)	8,224,494	(5,939,831)	3,683,165	610,807

14,403,904	(726,268)	14,199,997	(3,040,433)	11,191,450	4,811,657

-	-	-	-	-	(267,068)

-	-	-	-	-	(267,068)

-	-	-	(199,927)	-	-

-	-	-	(199,927)	-	-

-	-	-	-	-	-

-	-	-	-	-	-

10,364,866	150,000,000	(18,165,449)	49,194,831	34,193,556	89,321,002
180,312	-	119,983	-	1,012,904	-

10,545,178	150,000,000	(18,045,466)	49,194,831	35,206,460	89,321,002

24,949,082	149,273,732	(3,845,469)	45,954,471	46,397,910	93,865,591

149,273,732	-	172,645,068	126,690,597	226,663,334	132,797,743

$174,222,814	$149,273,732	$168,799,599	$172,645,068	$273,061,244	$226,663,334

$366,131	$(262)	$4,249,134	$2,507,709	$8,351,567	$5,790,986

$-	$-	$-	$-	$-	$-

25

MML Series Investment Fund – Financial Highlights

(For a share outstanding throughout each period)

MML Focused Equity Fund

		Income (loss) from investment operations			Less distributions to shareholders							Ratios / Supplemental Data
	Net asset value, beginning of period	Net investment income (loss) ***	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	Tax return of capital		Total distributions	Net asset value, end of period	Total Return ^^		Net assets, end of period (000's)	Ratio of expenses to average daily net assets before expense waiver		Ratio of expenses to average daily net assets after expense waiver		Net investment income (loss) to average daily net assets		Portfolio turnover rate
Class II
06/30/12 ≈	$10.03	$0.03	$0.75	$0.78	$-	$-		$-	$10.81	7.78%	**	$121,606	0.91	% *	0.90	% *#	0.47%	*	17%	**
12/31/11 +	10.00	0.01	0.04	0.05	(0.02)	(0.00	) †	(0.02)	10.03	0.46%	**	110,550	1.58	% *	0.90	% *#	1.94%	*	13%	**
Service Class
06/30/12 ++≈	$11.54	$0.01	$(0.75)	$(0.74)	$-	$-		$-	$10.80	(6.41%	)**	$406	1.15	% *	N/A		0.47%	*	17%	~

*	Annualized.
**	Percentage represents the results for the period and is not annualized.
***	Per share amount calculated on the average shares method.
†	Amount is less than $0.005 per share.
+	For the period December 8, 2011 (commencement of operations) through December 31, 2011.
++	For the period May 1, 2012 (commencement of operations) through June 30, 2012.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
^^	Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.
~	The Portfolio turnover rate results are for the Fund.
≈	Unaudited.

MML Fundamental Growth Fund

		Income (loss) from investment operations							Ratios / Supplemental Data
	Net asset value, beginning of period	Net investment income (loss) ***		Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	Net asset value, end of period	Total Return ^^		Net assets, end of period (000's)	Ratio of expenses to average daily net assets before expense waiver		Ratio of expenses to average daily net assets after expense waiver		Net investment income (loss) to average daily net assets		Portfolio turnover rate
Class II
06/30/12 ≈	$9.95	$0.02		$0.97	$0.99	$10.94	9.95%	**	$174,046	0.87%	*	0.85%	*#	0.44%	*	28%	**
12/31/11 +	10.00	(0.00	) †	(0.05)	(0.05)	9.95	(0.50%	)**	149,274	1.41%	*	0.85%	*#	(0.05%	)*	0%	**
Service Class
06/30/12 ++≈	$11.50	$0.01		$(0.57)	$(0.56)	$10.94	(4.87%	)**	$177	1.11%	*	1.10%	*#	0.32%	*	28%	~

*	Annualized.
**	Percentage represents the results for the period and is not annualized.
***	Per share amount calculated on the average shares method.
†	Amount is less than $0.005 per share.
+	For the period December 8, 2011 (commencement of operations) through December 31, 2011.
++	For the period May 1, 2012 (commencement of operations) through June 30, 2012.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
^^	Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.
~	The Portfolio turnover rate results are for the Fund.
≈	Unaudited.

The accompanying notes are an integral part of the financial statements.

26

MML Series Investment Fund – Financial Highlights (Continued)

(For a share outstanding throughout each period)

MML Fundamental Value Fund

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of period	Net investment income (loss) ***	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of period	Total Return ^^		Net assets, end of period (000’s)	Ratio of expenses to average daily net assets before expense waiver		Ratio of expenses to average daily net assets after expense waiver		Net investment income (loss) to average daily net assets		Portfolio turnover rate
Class II
06/30/12 ≈	$10.88	$0.12	$0.77	$0.89	$-	$-	$-	$11.77	8.18%	**	$168,682	0.80%	*	0.80%	*##	2.05%	*	11%	**
12/31/11	11.08	0.18	(0.37)	(0.19)	-	(0.01)	(0.01)	10.88	(1.68%	)	172,645	0.81%		0.80%	#	1.65%		14%
12/31/10 +	10.00	0.06	1.10	1.16	(0.05)	(0.03)	(0.08)	11.08	11.59%	**	126,691	0.90%	*	0.80%	*#	1.51%	*	10%	**
Service Class
06/30/12 ++≈	$12.16	$0.04	$(0.43)	$(0.39)	$-	$-	$-	$11.77	(3.21%	)**	$117	1.06%	*	1.05%	*#	2.06%	*	11%	~

*	Annualized.
**	Percentage represents the results for the period and is not annualized.
***	Per share amount calculated on the average shares method.
+	For the period August 10, 2010 (commencement of operations) through December 31, 2010.
++	For the period May 1, 2012 (commencement of operations) through June 30, 2012.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
##	Amount had no impact on the ratio of expenses to average daily net assets.
^^	Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.
~	The Portfolio turnover rate results are for the Fund.
≈	Unaudited.

MML PIMCO Total Return Fund

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss) ***	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distri- butions	Net asset value, end of the period	Total Return ^^		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waiver ‡‡		Ratio of expenses to average daily net assets after expense waiver ‡‡		Interest expense to average daily net assets ‡‡‡		Ratio of expenses to average daily net assets before expense waiver ‡		Ratio of expenses to average daily net assets after expense waiver ‡		Net investment income (loss) to average daily net assets		Portfolio turnover rate
Class II
06/30/12 ≈	$10.13	$0.11	$0.35	$0.46	$-	$-	$-	$10.59	4.54%	**	$272,043	0.72%	*	0.65%	*#	0.00%	*††	0.72%	*	0.65%	*#	2.05%	*	295%	**
12/31/11	9.90	0.22	0.02	0.24	(0.01)	-	(0.01)	10.13	2.45%		226,663	0.70%		0.65%	#	N/A		0.70%		0.65%	#	2.21%		417%
12/31/10 +	10.00	0.06	(0.05)	0.01	(0.04)	(0.07)	(0.11)	9.90	0.17%	**	132,798	0.91%	*	0.65%	*#	0.00%	*††	0.91%	*	0.65%	*#	1.40%	*	221%	**
Service Class I
06/30/12 ++≈	$10.49	$0.03	$0.06	$0.09	$-	$-	$-	$10.58	0.86%	**	$1,019	0.94%	*	0.90%	*#	0.00%	*††	0.94%	*	0.90%	*#	1.50%	*	295%	~

*	Annualized.
**	Percentage represents the results for the period and is not annualized.
***	Per share amount calculated on the average shares method.
††	Amount is less than 0.005%.
+	For the period August 10, 2010 (commencement of operations) through December 31, 2010.
++	For the period May 1, 2012 (commencement of operations) through June 30, 2012.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
^^	Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.
~	The Portfolio turnover rate results are for the Fund.
≈	Unaudited.
‡	Includes interest expense.
‡‡	Excludes interest expense.
‡‡‡	Interest expense incurred as a result of entering into reverse repurchase agreements or dollar roll transactions is included in the Fund’s net expenses in the Statements of Operations. Income earned on investing proceeds from reverse repurchase agreements is included in interest income in the Statements of Operations.

The accompanying notes are an integral part of the financial statements.

27

Notes to Financial Statements (Unaudited)

1.	The Fund

MML Series Investment Fund (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a no-load, open-end, management investment company. The Trust is organized under the laws of the Commonwealth of Massachusetts as a Massachusetts business trust pursuant to an Agreement and Declaration of Trust dated December 19, 1984, as restated May 14, 1993, and further amended and restated as of December 15, 2011, as it may be further amended from time to time. The following are four series of the Trust (each individually referred to as a “Fund” or collectively as the “Funds”):

MML Focused Equity Fund (“Focused Equity Fund”)

MML Fundamental Growth Fund (“Fundamental Growth Fund”)

MML Fundamental Value Fund (“Fundamental Value Fund”)

MML PIMCO Total Return Fund (“PIMCO Total Return Fund”)

The Trust makes shares of the Funds available for the investment of assets of various separate investment accounts established by Massachusetts Mutual Life Insurance Company (“MassMutual”) and by life insurance companies which are subsidiaries of MassMutual. Shares of the Trust are not offered to the general public. MassMutual, MML Bay State Life Insurance Company, and C.M. Life Insurance Company are the record owners of all of the outstanding shares of the Funds.

The following table shows the classes available for each Fund, including the date each class commenced operations. Each share class represents an interest in the same portfolio of assets. The principal difference among the classes is the level of service and administration fees, and shareholder and distribution service expenses borne by the classes. Because each class will have different fees and expenses, performance and share prices will vary between the classes. The classes of shares are offered to different types of investors, as outlined in the Funds’ Prospectus.

	Class II	Service Class I
Focused Equity Fund	12/8/2011	5/1/2012
Fundamental Growth Fund	12/8/2011	5/1/2012
Fundamental Value Fund	8/10/2010	5/1/2012
PIMCO Total Return Fund	8/10/2010	5/1/2012

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed consistently by each Fund in the preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“generally accepted accounting principles”). The preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Investment Valuation

The net asset value of each Fund’s shares is determined once daily as of the close of regular trading on the New York Stock Exchange, on each day the New York Stock Exchange is open for trading (a “business day”). The New York Stock Exchange normally closes at 4:00 p.m. Eastern Time, but may close earlier on some days.

Equity securities and derivative contracts that are actively traded on a national securities exchange are valued on the basis of information furnished by a pricing service, which provides the last reported sale price for securities or derivatives listed on the exchange or the official closing price on the NASDAQ National Market System, or in the case of over-the-counter (“OTC”) securities for which an official closing price is unavailable or not reported on the NASDAQ System, the last reported bid price. Portfolio securities traded on more than one national securities exchange are valued at the last price at the close of the exchange representing the principal market for such securities. Debt securities (other than short-term obligations) are valued on the basis of valuations furnished by a pricing service, which generally determines valuations taking into account factors such as institutional-size trading in similar securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Short-term debt securities are valued at either amortized cost or at original cost plus accrued interest, whichever the Funds’ investment adviser determines more closely approximates current market value. Shares of other open-end mutual funds are valued at their closing net asset values as reported on each business day.

28

Notes to Financial Statements (Unaudited) (Continued)

Investments for which market quotations are readily available are marked to market daily based on those quotations. Market quotations may be provided by third-party vendors or market makers, and may be determined on the basis of a variety of factors, such as broker quotations, financial modeling, and other market data, such as market indexes and yield curves, counterparty information, and foreign exchange rates. U.S. Government and agency securities may be valued on the basis of market quotations or using a model that may incorporate market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, quoted market prices, and reference data. The fair values of OTC derivative contracts, including forward, swap, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices, may be based on market quotations or may be modeled using a series of techniques, including simulation models depending on the contract and the terms of the transaction. The fair values of asset-backed securities and mortgage-backed securities are estimated based on models that consider the estimated cash flows of each debt tranche of the issuer, establish a benchmark yield, and develop an estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche including, but not limited to, prepayment speed assumptions and attributes of the collateral. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. Restricted securities are valued at a discount to similar publicly traded securities.

Investments for which market quotations are not available or for which a pricing service or vendor does not provide a value, or for which such market quotations or values are considered by the investment adviser or subadviser to be unreliable (including, for example, certain foreign securities, thinly-traded securities, certain restricted securities, certain initial public offerings, or securities whose values may have been affected by a significant event) are stated at fair valuations determined by the Funds’ Valuation Committee1 in accordance with procedures approved annually by the Board of Trustees (“Trustees”), and under the general oversight of the Trustees. The Funds’ Valuation Committee employs various methods to determine fair valuations including a regular review of key inputs and assumptions and review of any related market activity. The Funds’ Valuation Committee reports to the Trustees at their regularly scheduled meetings. It is possible that fair value prices will be used by the Funds to a significant extent. The value determined for an investment using the Funds’ fair value procedures may differ from recent market prices for the investment and may be significantly different from the value realized upon the sale of such investment.

The Funds may invest in securities that are traded principally in foreign markets and that trade on weekends and other days when the Funds do not price their shares. As a result, the value of the Funds’ portfolio securities may change on days when the prices of the Funds’ shares are not calculated. The prices of the Funds’ shares will reflect any such changes when the prices of the Funds’ shares are next calculated, which is the next business day. The Funds may use fair value pricing more frequently for securities primarily traded in foreign markets because, among other things, most foreign markets close well before the Funds value their securities. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. The Funds’ investments may be priced based on fair values provided by a third-party fair valuation vendor, based on certain factors and methodologies applied by such vendor, in the event that there is movement in the U.S. market, between the close of the foreign market and the time the Funds calculate their net asset values, that exceeds a specific threshold established by the Funds’ Valuation Committee pursuant to procedures established by the Trustees, and under the general oversight of the Trustees. All assets and liabilities expressed in foreign currencies are converted into U.S. dollars at the mean between the buying and selling rates of such currencies against the U.S. dollar at the end of each business day.

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. A three-tier hierarchy is utilized to maximize the use of observable market data inputs and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability and are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that

[1]

The Valuation Committee consists of the President, Treasurer, Assistant Treasurers, Vice Presidents (except for the CCO), Secretary, and Assistant Secretaries of the Trust, as well as such alternate members as the Trustees may from time to time designate. The Valuation Committee reviews and makes recommendations concerning the fair valuation of portfolio securities and the Funds’ pricing procedures in general.

29

Notes to Financial Statements (Unaudited) (Continued)

reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability and are developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

Level 1 – quoted prices (unadjusted) in active markets for identical investments

The types of assets and liabilities categorized in Level 1 generally include actively traded domestic and certain foreign equity securities, derivatives actively traded on a national securities exchange (such as some warrants, rights, futures, and options), and shares of open-end mutual funds.

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

The types of assets and liabilities categorized in Level 2 generally include debt securities such as U.S. government and agency securities, mortgage-backed securities, asset-backed securities, municipal obligations, sovereign debt obligations, bank loans, corporate bonds, and those securities valued at amortized cost; OTC derivatives such as swaps, options, swaptions, and forward foreign currency exchange contracts; certain restricted securities; and non-exchange traded equity securities and certain foreign equity securities traded on particular foreign exchanges that close before the Funds determine their net asset values.

Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The types of assets and liabilities categorized in Level 3 generally include securities for which prices, spreads, or any of the other aforementioned key inputs are unobservable. Generally, securities whose trading has been suspended or that have been de-listed from their current primary trading exchange; securities in default or bankruptcy proceedings for which there is no current market quotation; securities and certain derivatives valued by broker quotes which may include brokers’ assumptions; and any illiquid Rule 144A securities or restricted securities held in non-public entities are categorized in Level 3.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. In addition, in periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Level 1, Level 2, or Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the overall fair value measurement.

The Focused Equity Fund and Fundamental Growth Fund characterized all long-term investments at Level 1, and all short-term investments at Level 2, as of June 30, 2012. For each Fund noted above, the level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

30

Notes to Financial Statements (Unaudited) (Continued)

The following is the aggregate value by input level, as of June 30, 2012, for the remaining Funds’ investments:

Asset Valuation Inputs

	Investments in Securities
	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Fundamental Value Fund
Equities
Common Stock
Basic Materials	$8,218,350	$-	$-	$8,218,350
Communications	14,161,363	-	-	14,161,363
Consumer, Cyclical	14,825,866	-	-	14,825,866
Consumer, Non-cyclical	35,650,460	-	-	35,650,460
Energy	21,138,322	-	-	21,138,322
Financial	34,043,120	1,405,913	-	35,449,033
Industrial	17,356,064	882,317	-	18,238,381
Technology	10,870,340	-	-	10,870,340
Utilities	5,332,755	-	-	5,332,755

Total Common Stock	161,596,640	2,288,230	-	163,884,870

Total Equities	161,596,640	2,288,230	-	163,884,870

Total Long-Term Investments	161,596,640	2,288,230	-	163,884,870

Total Short-Term Investments	-	5,036,708	-	5,036,708

Total Investments	$161,596,640	$7,324,938	$-	$168,921,578

PIMCO Total Return Fund
Equities
Preferred Stock
Financial
Total Preferred Stock	$1,058,200	$-	$-	$1,058,200

Total Equities	1,058,200	-	-	1,058,200

Bonds & Notes
Total Bank Loans	-	940,500	-	940,500

Total Corporate Debt	-	82,867,756	85,454	82,953,210

Total Municipal Obligations	-	8,535,790	-	8,535,790

Non-U.S. Government Agency Obligations
Automobile ABS	-	218,181	-	218,181
Commercial MBS	-	6,909,162	-	6,909,162
Credit Card ABS	-	629,130	-	629,130
Other ABS	-	1,839,646	-	1,839,646
WL Collateral CMO	-	6,584,114	-	6,584,114

Total Non-U.S. Government Agency Obligations	-	16,180,233	-	16,180,233

Total Sovereign Debt Obligations	-	13,029,503	-	13,029,503

U.S. Government Agency Obligations and Instrumentalities
Pass-Through Securities	-	188,592,207	-	188,592,207

Total U.S. Government Agency Obligations and Instrumentalities	-	188,592,207	-	188,592,207

31

Notes to Financial Statements (Unaudited) (Continued)

	Investments in Securities
	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
PIMCO Total Return Fund (Continued)
U.S. Treasury Obligations
U.S. Treasury Bonds & Notes	$-	$98,005,741	$-	$98,005,741

Total U.S. Treasury Obligations	-	98,005,741	-	98,005,741

Total Bonds & Notes	-	408,151,730	85,454	408,237,184

Total Long-Term Investments	1,058,200	408,151,730	85,454	409,295,384

Total Short-Term Investments	-	48,965,051	-	48,965,051

Total Investments	$1,058,200	$457,116,781	$85,454	$458,260,435

The following is the aggregate value by input level, as of June 30, 2012, for the Funds’ other financial instruments:

Asset Valuation Inputs

	Other Financial Instruments
	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
PIMCO Total Return Fund
Forward Contracts
Foreign Exchange Risk	$-	$6,505	$-	$6,505
Futures Contracts
Interest Rate Risk	23,131	-	-	23,131
Swap Agreements
Credit Risk	-	287,838	-	287,838
Interest Rate Risk	-	43,175	-	43,175

Liability Valuation Inputs

	Other Financial Instruments
	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
PIMCO Total Return Fund
Forward Contracts
Foreign Exchange Risk	$-	$(249,087)	$-	$(249,087)
Swap Agreements
Credit Risk	-	(569,377)	-	(569,377)
Interest Rate Risk	-	(95,210)	-	(95,210)
Written Options
Interest Rate Risk	(30,782)	(36,142)	-	(66,924)

32

Notes to Financial Statements (Unaudited) (Continued)

Following is a reconciliation of investments for which significant unobservable inputs (Level 3) were used in determining value:

Asset Valuation Inputs

	Investments in Securities
	Balance as of 12/31/11	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	(Sales)	Transfers into Level 3*	Transfers (out) of Level 3*	Balance as of 6/30/12	Net Change in Unrealized Appreciation (Depreciation) from Investments Still Held as of 6/30/12
PIMCO Total Return Fund
Long-Term Investments
Bonds & Notes
Corporate Debt	$77,269	$-	$-	$8,185	$-	$-	$-	$-	$85,454	$8,185

*	The Fund(s) recognize transfers between the Levels as of the beginning of the year.

The Funds had no transfers between Level 1, Level 2, and Level 3 of the fair value hierarchy during the period ended June 30, 2012. The Funds recognize transfers between the Levels as of the beginning of the year.

None of the unobservable inputs, individually or collectively, had a material impact on the Fund(s).

Derivative Instruments

Derivatives are financial instruments whose values are based on the values of one or more indicators, such as a security, asset, currency, interest rate, or index. Derivative transactions can create investment leverage and may be highly volatile. It is possible that a derivative transaction will result in a loss greater than the principal amount invested. A Fund may not be able to close out a derivative transaction at a favorable time or price. For those Funds that held derivatives during the period ended June 30, 2012, the following table shows how the Fund used these derivatives during the period (marked with an “A”), as well as additional uses, if any, it may have for them in the future (marked with an “M”).

Type of Derivative and Objective for Use	PIMCO Total Return Fund
Foreign Currency Exchange Transactions*
Hedging/Risk Management	A
Directional Exposures to Currencies	A

Futures Contracts**
Hedging/Risk Management	A
Duration/Credit Quality Management	A
Substitution for Direct Investment	A

Interest Rate Swaps***
Hedging/Risk Management	A
Duration Management	A
Substitution for Direct Investment	A

Credit Default Swaps (Protection Buyer)
Hedging/Risk Management	A
Duration/Credit Quality Management	A
Substitution for Direct Investment	A

33

Notes to Financial Statements (Unaudited) (Continued)

Type of Derivative and Objective for Use	PIMCO Total Return Fund
Credit Default Swaps (Protection Seller)
Hedging/Risk Management	A
Duration/Credit Quality Management	A
Income	A
Substitution for Direct Investment	A

Options (Purchased)
Hedging/Risk Management	A
Duration/Credit Quality Management	A
Substitution for Direct Investment	A

Options (Written)
Hedging/Risk Management	A
Duration/Credit Quality Management	A
Income	A
*	Includes any options purchased or written, futures contracts, forward contracts, and swap agreements, if applicable.
**	Includes any options purchased or written on futures contracts, if applicable.
***	Includes any caps, floors, and collars, and related purchased or written options, if applicable.

At June 30, 2012, and during the period then ended, the Fund(s) had the following derivatives and transactions in derivatives, grouped into the indicated risk categories:

	Credit Risk	Foreign Exchange Risk	Interest Rate Risk	Total
PIMCO Total Return Fund
Asset Derivatives
Forward Contracts*	$-	$6,505	$-	$6,505
Futures Contracts^^	-	-	23,131	23,131
Swap Agreements*,^^	287,838	-	43,175	331,013

Total Value	$287,838	$6,505	$66,306	$360,649

Liability Derivatives
Forward Contracts^	$-	$(249,087)	$-	$(249,087)
Swap Agreements^,^^	(569,377)	-	(95,210)	(664,587)
Written Options^	-	-	(66,924)	(66,924)

Total Value	$(569,377)	$(249,087)	$(162,134)	$(980,598)

Realized Gain (Loss)#
Forward Contracts	$-	$992,348	$-	$992,348
Futures Contracts	-	-	1,202,797	1,202,797
Swap Agreements	(525,698)	-	252,007	(273,691)
Purchased Options	-	-	43,838	43,838
Written Options	-	-	53,611	53,611

Total Realized Gain (Loss)	$(525,698)	$992,348	$1,552,253	$2,018,903

34

Notes to Financial Statements (Unaudited) (Continued)

	Credit Risk	Foreign Exchange Risk	Interest Rate Risk	Total
PIMCO Total Return Fund (Continued)
Change in Appreciation (Depreciation)##
Forward Contracts	$-	$(921,629)	$-	$(921,629)
Futures Contracts	-	-	(487,468)	(487,468)
Swap Agreements	754,356	-	(97,228)	657,128
Purchased Options	-	-	(16,889)	(16,889)
Written Options	-	-	51,371	51,371

Total Change in Appreciation (Depreciation)	$754,356	$(921,629)	$(550,214)	$(717,487)

Number of Contracts Notional Amounts or Shares/Units†
Forward Contracts	$-	$48,760,388	$-	$48,760,388
Futures Contracts	-	-	238	238
Swap Agreements	$34,933,333	$-	$10,983,333	$45,916,666
Purchased Options	-	-	10,700,000	10,700,000
Written Options	-	-	26,316,695	26,316,695

*	Statements of Assets and Liabilities location: Receivables from: open forward foreign currency contracts or open swap agreements, at value, as applicable.
^	Statements of Assets and Liabilities location: Payables for: open forward foreign currency contracts, open swap agreements, at value, or written options outstanding, as applicable.
^^	Only current day’s variation margin, if any, is reported within the Statements of Assets and Liabilities. Cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps is reported in “Futures Contracts” and “Swap Agreements” below.
#	Statements of Operations location: Amounts are included in net realized gain (loss) on: investment transactions, futures contracts, written options, swap agreements, or foreign currency transactions, as applicable.
##	Statements of Operations location: Amounts are included in net change in unrealized appreciation (depreciation) on: investment transactions, futures contracts, written options, swap agreements, or translation of assets and liabilities in foreign currencies, as applicable.
†	Amount(s) disclosed represent average number of contracts for futures contracts, notional amounts for forward contracts and swap agreements, or shares/units outstanding for written options and purchased options, which is indicative of volume of this derivative type, for the months that the Fund held such derivatives during the period ended June 30, 2012.

Further details regarding the derivatives and other investments held by the Funds during the period ended June 30, 2012, are discussed below.

Foreign Currency Exchange Transactions

A Fund may engage in foreign currency exchange transactions for hedging purposes in order to protect against uncertainty in the level of future foreign currency exchange rates, or for other, non-hedging purposes.

A Fund may use foreign currency exchange transactions for hedging purposes to protect against two principal risks. First, if a Fund has assets or liabilities denominated in foreign (non-U.S. dollar) currencies, the Fund is exposed to the risk that the values of those assets or liabilities in U.S. dollars may fall or rise due to changes in currency exchange rates. Second, if the Fund agrees, or expects, to receive or deliver an asset denominated in a foreign currency, it is exposed to currency exchange risk until the date of receipt or delivery. In order to reduce those risks, a Fund may enter into foreign currency forward contracts, which call for the Fund to purchase or sell a foreign currency at a time in the future at a price determined at the time the contract is entered into. Forward contracts are private contractual arrangements and a Fund is subject to the risk that its counterparty will not, or will not be able to, perform its obligations. This type of arrangement may require the Fund to post margin.

35

Notes to Financial Statements (Unaudited) (Continued)

Whenever a Fund enters into a foreign currency exchange transaction, it is subject to the risk that the value of the transaction will move in a direction unfavorable to it. When the Fund uses the transactions for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the transactions, at least in part. If a Fund enters into foreign currency exchange transactions other than for hedging purposes (for example, seeking to profit from an anticipated change in the values of currencies by creating directional exposures in the portfolio with respect to one or more currencies), it will generally be subject to the same risks, but is less likely to have assets or liabilities that will offset any losses on the transactions. There can be no assurance that a Fund will be able to terminate any foreign currency exchange transaction prior to its maturity in order to limit its loss on the transaction.

Forward foreign currency contracts are marked to market daily and the change in their value is recorded by the Funds as an unrealized gain or loss. Forward foreign currency contracts are valued at the settlement price established through dealers or other market sources on the day which they are traded. When a forward foreign currency contract is extinguished, through delivery or offset by entering into another forward foreign currency contract, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished or offset. The notional or contractual amounts of these instruments do not necessarily represent the amounts potentially subject to risk. The measurement of the risk associated with these instruments is meaningful only when all related and offsetting transactions and counterparty risks are considered.

The Fund(s) listed in the following table had open forward foreign currency contracts at June 30, 2012. A Fund’s current exposure to a counterparty is typically the unrealized appreciation on the contract.

	Counterparty	Units of Currency	Contracts to Deliver/Receive	Settlement Date	In Exchange for U.S. Dollars	Contracts at Value	Unrealized Appreciation (Depreciation)
PIMCO Total Return Fund
BUYS
	Barclays Bank PLC	200,000	Euro	7/16/12	$259,372	$253,126	$(6,246)

	Credit Suisse Securities LLC	120,000	Euro	9/14/12	151,290	151,965	675

	Goldman Sachs & Co.	2,554,900,000	Indonesian Rupiah	7/02/12	269,305	272,015	2,710

	JP Morgan Chase Bank	2,554,900,000	Indonesian Rupiah	7/02/12	271,509	272,015	506
	JP Morgan Chase Bank	65,520	Mexican Peso	8/15/12	5,012	4,891	(121)

					276,521	276,906	385

					$956,488	$954,012	$(2,476)

SELLS
	Barclays Bank PLC	5,790,000	British Pound	9/12/12	$9,013,091	$9,066,318	$(53,227)
	Barclays Bank PLC	6,584,000	Euro	9/14/12	8,231,356	8,337,804	(106,448)
	Barclays Bank PLC	1,238,100	Mexican Peso	8/15/12	89,333	92,427	(3,094)

					17,333,780	17,496,549	(162,769)

	Goldman Sachs & Co.	2,554,900,000	Indonesian Rupiah	7/02/12	274,573	272,015	2,558
	Goldman Sachs & Co.	23,786,000	Japanese Yen	9/10/12	296,853	297,848	(995)

					571,426	569,863	1,563

36

Notes to Financial Statements (Unaudited) (Continued)

Counterparty	Units of Currency	Contracts to Deliver/Receive	Settlement Date	In Exchange for U.S. Dollars	Contracts at Value	Unrealized Appreciation (Depreciation)
PIMCO Total Return Fund (Continued)
SELLS (Continued)
JP Morgan Chase Bank	2,000	Euro	9/14/12	$2,539	$2,533	$6
JP Morgan Chase Bank	2,554,900,000	Indonesian Rupiah	7/02/12	269,305	272,015	(2,710)
JP Morgan Chase Bank	39,950,000	Japanese Yen	9/10/12	498,731	500,253	(1,522)

				770,575	774,801	(4,226)

UBS AG	7,776,000	Canadian Dollar	9/20/12	7,564,865	7,624,437	(59,572)
UBS AG	2,671,235	Mexican Peso	8/15/12	184,263	199,415	(15,152)
UBS AG	2,467	Singapore Dollar	8/03/12	1,997	1,947	50

				7,751,125	7,825,799	(74,674)

				$26,426,906	$26,667,012	$(240,106)

Futures	Contracts

A Fund may seek to manage a variety of different risks, such as interest rate risk, equity price risk, and currency risk, through the use of futures contracts. A Fund may use interest rate futures contracts to adjust the interest rate sensitivity (duration) of its portfolio or the credit exposure of the portfolio. Interest rate futures contracts obligate the long or short holder to take or make delivery of a specified quantity of a financial instrument, such as a specific fixed-income security, during a specified future period at a specified price. A Fund may use index futures to hedge against broad market risks to its portfolio or to gain broad market exposure when it holds uninvested cash or as an inexpensive substitute for cash investments directly in securities or other assets. Securities index futures contracts are contracts to buy or sell units of a securities index at a specified future date at a price agreed upon when the contract is made and are settled in cash. Positions in futures may be closed out only on an exchange or board of trade which provides a secondary market for such futures. Because futures contracts are exchange-traded, they typically have minimal exposure to counterparty risk.

Parties to a futures contract are not required to post the entire notional amount of the contract, but rather a small percentage of that amount (by way of margin), both at the time they enter into futures transactions, and then on a daily basis if their positions decline in value; as a result, futures contracts are highly leveraged. Such payments are known as variation margin and are recorded by the Funds as unrealized gains or losses. Because futures markets are highly leveraged, they can be extremely volatile, and there can be no assurance that the pricing of a futures contract will correlate precisely with the pricing of the asset or index underlying it or the asset or liability of the Fund that is the subject of the hedge. It may not always be possible for a Fund to enter into a closing transaction with respect to a futures contract it has entered into, at a favorable time or price. When a Fund enters into a futures transaction, it is subject to the risk that the value of the futures contract will move in a direction unfavorable to it. When the Fund uses futures contracts for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the transactions, at least in part.

When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

37

Notes to Financial Statements (Unaudited) (Continued)

The Fund(s) listed in the following table had open futures contracts at June 30, 2012:

Number of Contracts	Type	Expiration Date	Notional Contract Value	Net Unrealized Appreciation (Depreciation)
PIMCO Total Return Fund
BUYS
52	90 Day Eurodollar	3/16/15	$12,883,650	$12,479
26	90 Day Eurodollar	6/15/15	6,434,675	5,945
7	90 Day Eurodollar	9/14/15	1,730,225	4,278

				$22,702

SELLS
1	German Euro Bond	9/06/12	(178,309)	$429

Swap Agreements

Swap agreements are typically two-party contracts entered into primarily by institutional investors. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount,” (i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or in a “basket” of securities representing a particular index).

Interest Rate Swaps. When a Fund enters into an interest rate swap, it typically agrees to make payments to its counterparty based on a specified long- or short-term interest rate, and will receive payments from its counterparty based on another interest rate. Other forms of interest rate swap agreements include interest rate caps, under which, in return for a specified payment stream, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”; interest rate floors, under which, in return for a specified payment stream, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”; and interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels. A Fund may enter into an interest rate swap in order, for example, to hedge against the effect of interest rate changes on the value of specific securities in its portfolio, or to adjust the interest rate sensitivity (duration) or the credit exposure of its portfolio overall, or otherwise as a substitute for a direct investment in debt securities.

Credit Default Swaps. A Fund also may enter into credit default swap transactions, as a “buyer” or “seller” of credit protection. In a credit default swap, one party provides what is in effect insurance against a default or other adverse credit event affecting an issuer of debt securities (typically referred to as a “reference entity”). In general, the buyer of credit protection is obligated to pay the protection seller an upfront amount or a periodic stream of payments over the term of the swap. If a “credit event” occurs, the buyer has the right to deliver to the seller bonds or other obligations of the reference entity (with a value up to the full notional value of the swap), and to receive a payment equal to the par value of the bonds or other obligations. Credit events that would trigger a request that the seller make payment are specific to each credit default swap agreement, but generally include bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium. When a Fund buys protection, it may or may not own securities of the reference entity. If it does own securities of the reference entity, the swap serves as a hedge against a decline in the value of the securities due to the occurrence of a credit event involving the issuer of the securities. If the Fund does not own securities of the reference entity, the credit default swap may be seen to create a short position in the reference entity. If a Fund is a buyer and no credit event occurs, the Fund will typically recover nothing under the swap, but will have had to pay the required upfront payment or stream of continuing payments under the swap. When a Fund sells protection under a credit default swap, the position may have the effect of creating leverage in the Fund’s portfolio through the Fund’s indirect long exposure to the issuer or securities on which the swap is written. When a Fund sells protection, it may do so either to earn additional income or to create such a “synthetic” long position.

Whenever a Fund enters into a swap agreement, it takes on counterparty risk — the risk that its counterparty will be unable or unwilling to meet its obligations under the swap agreement. The Fund also takes the risk that the market will move against its position in the swap agreement. In the case of an interest rate swap, the value of the swap may increase or decrease depending on

38

Notes to Financial Statements (Unaudited) (Continued)

changes in interest rates. In the case of a credit default swap, the swap will become more or less valuable depending on the credit of the issuer of the underlying security, and, if a credit event occurs under a swap where the Fund is the seller of credit protection, the Fund could be required to purchase the security at par value, resulting in a significant loss to the Fund. When the Fund enters into any type of swap for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the swap, at least in part. Swap agreements may be non-transferable or otherwise highly illiquid, and a Fund may not be able to terminate or transfer a swap agreement at any particular time or at an acceptable price.

Swaptions. A Fund may also enter into options on swap agreements (“swaptions”). A swaption is a contract that gives a counterparty the right (but not the obligation) to enter into a new swap agreement or to shorten, extend, cancel, or otherwise modify an existing swap agreement, at some designated future time on specified terms. A Fund may write (sell) and purchase put and call swaptions. Depending on the terms of the particular option agreement, a Fund will generally incur a greater degree of risk when it writes a swaption than it will incur when it purchases a swaption. When a Fund purchases a swaption, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised. However, when a Fund writes a swaption, upon exercise of the option the Fund will become obligated according to the terms of the underlying agreement. A Fund may enter into swaptions for the same purposes as swaps. See “Options,” below, for information regarding the accounting treatment of options.

Centrally Cleared Swaps. Certain clearinghouses currently offer clearing for limited types of derivatives transactions, principally credit derivatives. In a cleared derivative transaction, a Fund typically enters into the transaction with a financial institution counterparty, and performance of the transaction is effectively guaranteed by a central clearinghouse, thereby reducing or eliminating the Fund’s exposure to the credit risk of its original counterparty. The Fund will be required to post specified levels of margin with the clearinghouse or at the instruction of the clearinghouse; the margin required by a clearinghouse may be greater than the margin the Fund would be required to post in an uncleared transaction. Only a limited number of transactions are currently eligible for clearing.

During the term of a swap transaction, changes in the value of the swap are recognized as unrealized gains or losses by marking to market to reflect the market value of the swap. When the swap is terminated, a Fund will record a realized gain or loss equal to the difference, if any, between the proceeds from (or cost of) the closing transaction and a Fund’s basis in the agreement. Upfront swap premium payments paid or received by a Fund, if any, are recorded within the value of the open swap agreement on the Fund’s Statement of Assets and Liabilities and represent payments paid or received upon entering into the swap agreement to compensate for differences between stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, and other relevant factors). These upfront payments are recorded as realized gain or loss on the Fund’s Statement of Operations upon termination or maturity of the swap agreement.

During the term of a swap transaction, the periodic net payments can be made for a set period of time or may be triggered by a predetermined credit event. The net periodic payments may be based on a fixed or variable interest rate, the change in market value of a specified security, basket of securities or index, or the return generated by a security. These periodic payments received or made by the Funds are recorded in the accompanying Statements of Operations as realized gains and losses, respectively.

The Fund(s) listed in the following table had open swap agreements at June 30, 2012. A Fund’s current exposure to a counterparty is typically the fair value of the agreement.

Notional Amount	Currency	Expiration Date	Counterparty	Buy/Sell Protection	Receive (Pay) Fixed Rate	Deliverable on Default	Unrealized Appreciation (Depreciation)	Premium (Received) Paid	Value
PIMCO Total Return Fund*
Credit Default Swaps
OTC Swaps
2,300,000	USD	6/20/15	Barclays Bank PLC	Sell***	5.000%	CDX.EM.13 (PIMCO Rating: BA+)**	$(71,751)	$222,700	$150,949
400,000	USD	12/20/15	Barclays Bank PLC	Sell***	1.000%	Federative Republic of Brazil (PIMCO Rating: BAA)**	(2,418)	(2,308)	(4,726)
1,800,000	USD	3/20/16	Barclays Bank PLC	Sell***	1.000%	Federative Republic of Brazil (PIMCO Rating: BAA)**	(18,191)	(7,163)	(25,354)

39

Notes to Financial Statements (Unaudited) (Continued)

Notional Amount	Currency	Expiration Date	Counterparty	Buy/Sell Protection	Receive (Pay) Fixed Rate		Deliverable on Default	Unrealized Appreciation (Depreciation)	Premium (Received) Paid	Value
PIMCO Total Return Fund* (continued)
Credit Default Swaps (continued)
OTC Swaps (continued)
1,100,000	USD	3/20/16	Barclays Bank PLC	Sell***	1.000%		United Mexican States (PIMCO Rating: BAA+)**	$(5,079)	$(5,308)	$(10,387)
1,600,000	USD	6/20/16	Barclays Bank PLC	Sell***	1.000%		People’s Republic of China (PIMCO Rating: AA-)**	(20,879)	20,780	(99)
1,100,000	USD	6/20/16	Barclays Bank PLC	Sell***	1.000%		Federative Republic of Brazil (PIMCO Rating: BAA)**	(16,437)	(1,593)	(18,030)
100,000	USD	9/20/16	Barclays Bank PLC	Sell***	0.250%		French Republic (PIMCO Rating: AAA)**	244	(6,114)	(5,870)
800,000	USD	12/20/16	Barclays Bank PLC	Sell***	1.000%		Federative Republic of Brazil (PIMCO Rating: BAA)**	1,928	(20,149)	(18,221)
600,000	USD	6/20/17	Barclays Bank PLC	Sell***	1.000%		Australia Government (PIMCO Rating: AAA)**	(74)	7,100	7,026
200,000	USD	6/20/17	Barclays Bank PLC	Sell***	1.000%		Berkshire Hathaway Finance (PIMCO Rating: AA+)**	788	(5,140)	(4,352)
500,000	EUR	6/20/17	Barclays Bank PLC	Buy	(1.000%	)	DJ ITRAXX 17SEN2	19,341	32,348	51,689
1,400,000	USD	6/20/17	Barclays Bank PLC	Sell***	1.000%		United Mexican States (PIMCO Rating: BAA+)**	(18,987)	(9,379)	(28,366)
400,000	USD	3/20/21	Barclays Bank PLC	Sell***	1.000%		United Mexican States (PIMCO Rating: BAA+)**	(5,504)	(19,146)	(24,650)
600,000	USD	6/20/17	Credit Suisse Securities LLC	Sell***	1.000%		United Mexican States (PIMCO Rating: BAA+)**	(7,390)	(4,767)	(12,157)

								(144,409)	201,861	57,452

800,000	USD	6/20/16	Credit Suisse Securities LLC	Sell***	1.000%		Federative Republic of Brazil (PIMCO Rating: BAA)**	(11,949)	(1,164)	(13,113)
200,000	USD	6/20/17	Credit Suisse Securities LLC	Sell***	1.000%		Berkshire Hathaway Finance (PIMCO Rating: AA+)**	605	(4,957)	(4,352)

								(11,344)	(6,121)	(17,465)

1,300,000	USD	12/20/14	Goldman Sachs & Co.	Sell***	1.000%		MetLife, Inc. (PIMCO Rating: A-)**	(4,169)	(32,175)	(36,344)
200,000	USD	6/20/15	Goldman Sachs & Co.	Sell***	1.000%		United Kingdom Gilt (PIMCO Rating: AAA)**	1,995	2,014	4,009
100,000	USD	12/20/15	Goldman Sachs & Co.	Sell***	1.000%		United Kingdom of Great Britain and Northern Ireland (PIMCO Rating: AAA)**	(397)	2,302	1,905
100,000	USD	3/20/16	Goldman Sachs & Co.	Sell***	1.000%		General Electric Capital Corp. (PIMCO Rating: AA+)**	(301)	(1,685)	(1,986)
600,000	USD	3/20/16	Goldman Sachs & Co.	Sell***	0.250%		French Republic (PIMCO Rating: AAA)**	(5,486)	(22,592)	(28,078)
300,000	USD	9/20/16	Goldman Sachs & Co.	Sell***	1.000%		United Mexican States (PIMCO Rating: BAA+)**	(2,719)	(1,414)	(4,133)
1,000,000	USD	9/20/16	Goldman Sachs & Co.	Sell***	0.250%		French Republic (PIMCO Rating: AAA)**	(7,965)	(50,737)	(58,702)
1,000,000	USD	12/20/16	Goldman Sachs & Co.	Sell***	0.250%		French Republic (PIMCO Rating: AAA)**	9,473	(74,755)	(65,282)
200,000	USD	6/20/17	Goldman Sachs & Co.	Sell***	1.000%		South Korea Government (PIMCO Rating: A+)**	(338)	(2,327)	(2,665)
600,000	USD	6/20/17	Goldman Sachs & Co.	Sell***	1.000%		United Mexican States (PIMCO Rating: BAA+)**	(9,509)	(2,648)	(12,157)
100,000	USD	6/20/17	Goldman Sachs & Co.	Sell***	5.000%		NRG Energy, Inc. (PIMCO Rating: BA-)**	5,775	(10,000)	(4,225)

								(13,641)	(194,017)	(207,658)

40

Notes to Financial Statements (Unaudited) (Continued)

Notional Amount	Currency	Expiration Date	Counterparty	Buy/Sell Protection	Receive (Pay) Fixed Rate		Deliverable on Default	Unrealized Appreciation (Depreciation)	Premium (Received) Paid	Value
PIMCO Total Return Fund* (continued)
Credit Default Swaps (continued)
OTC Swaps (continued)
200,000	USD	6/20/16	JP Morgan Chase Bank	Sell***	1.000%		Republic of Indonesia (PIMCO Rating: BAA-)**	$(1,068)	$(3,707)	$(4,775)
100,000	USD	9/20/16	JP Morgan Chase Bank	Sell***	1.000%		Federative Republic of Brazil (PIMCO Rating: BAA)**	(1,343)	(609)	(1,952)
300,000	USD	9/20/16	JP Morgan Chase Bank	Sell***	1.000%		People’s Republic of China (PIMCO Rating: AA-)**	(2,544)	1,632	(912)
800,000	USD	6/20/17	JP Morgan Chase Bank	Sell***	1.000%		People’s Republic of China (PIMCO Rating: AA-)**	(5,872)	(4,176)	(10,048)
700,000	USD	6/20/17	JP Morgan Chase Bank	Sell***	1.000%		Japan Government (PIMCO Rating: AA-)**	4,141	(1,215)	2,926
300,000	USD	6/20/17	JP Morgan Chase Bank	Sell***	1.000%		Republic of Indonesia (PIMCO Rating: BAA-)**	(4,952)	(8,966)	(13,918)
1,500,000	USD	6/20/17	JP Morgan Chase Bank	Sell***	1.000%		Federative Republic of Brazil (PIMCO Rating: BAA)**	(25,372)	(18,588)	(43,960)

								(37,010)	(35,629)	(72,639)

600,000	USD	3/20/16	Royal Bank of Scotland PLC	Sell***	1.000%		Japan Government (PIMCO Rating: AA-)**	920	6,663	7,583
1,300,000	USD	3/20/16	Royal Bank of Scotland PLC	Sell***	0.250%		French Republic (PIMCO Rating: AAA)**	(20,819)	(40,017)	(60,836)

								(19,899)	(33,354)	(53,253)

1,000,000	USD	9/20/16	UBS AG	Sell***	1.000%		United Mexican States (PIMCO Rating: BAA+)**	(9,390)	(4,388)	(13,778)
100,000	USD	9/20/16	UBS AG	Sell***	1.000%		Republic of Indonesia (PIMCO Rating: BAA-)**	(809)	(1,578)	(2,387)
700,000	USD	9/20/16	UBS AG	Sell***	1.000%		People’s Republic of China (PIMCO Rating: AA-)**	(5,762)	3,634	(2,128)
300,000	USD	6/20/17	UBS AG	Sell***	1.000%		Republic of Indonesia (PIMCO Rating: BAA-)**	(4,670)	(9,248)	(13,918)
1,200,000	USD	6/20/17	UBS AG	Sell***	1.000%		South Korea Government (PIMCO Rating: A+)**	(4,104)	(11,886)	(15,990)
100,000	USD	9/20/17	UBS AG	Sell***	1.000%		People’s Republic of China (PIMCO Rating: AA-)**	(149)	(1,377)	(1,526)

								(24,884)	(24,843)	(49,727)

Centrally Cleared Swaps
10,500,000	USD	6/20/17		Buy	(1.000%	)	CDX.IG.18	114,392	(52,641)	61,751

Notional Amount	Currency	Expiration Date	Counterparty	Payments Made by Fund	Payments Received by Fund	Unrealized Appreciation (Depreciation)	Premium Received (Paid)	Value
Interest Rate Swaps
OTC Swaps
9,000,000	MXN	9/13/17	Barclays Bank PLC	MXN TIIE Banxico	Fixed 5.500%	$13,406	$(6,702)	$6,704
14,000,000	MXN	9/02/22	Barclays Bank PLC	MXN TIIE Banxico	Fixed 6.000%	11,611	(7,325)	4,286

						25,017	(14,027)	10,990

Centrally Cleared Swaps
1,800,000	USD	6/20/42		3-Month USD-LIBOR-BBA	Fixed 2.750%	(118,901)	23,691	(95,210)
2,400,000	USD	12/19/42		3-Month MSD-LIBOR-BBA	Fixed 2.500%	17,785	14,400	32,185

						(101,116)	38,091	(63,025)

41

Notes to Financial Statements (Unaudited) (Continued)

EUR	– Euro
MXN	– Mexican Peso
USD	– United States Dollar
*	Collateral for swap agreements held by Barclays Bank PLC and Citigroup Global Markets, Inc. and received from Barclays Bank PLC amounted to $19,000, $1,000, and $60,000 in cash, respectively, at June 30, 2012; and collateral for swap agreements held by Barclays Bank PLC, Citigroup Global Markets, Inc., Credit Suisse Securities LLC, Goldman Sachs & Co., and Royal Bank of Scotland PLC amounted to $166,256, $43,804, $191,547, $269,988, and $303,642 in securities, respectively, at June 30, 2012.
**	Rating is determined by Pacific Investment Management Company LLC and represents a weighted average rating of all securities in the underlying index for credit default swaps. The source of the ratings for the underlying securities are Moody’s Investors Service, Inc., Standard & Poor’s Ratings Group, and/or Fitch Ratings. All ratings are as of the report date and do not reflect subsequent changes.
***	For each credit derivative with sold protection, the credit ratings of the entities referenced, as rated by any rating organization, are included in the equivalent Pacific Investment Management Company LLC’s rating category. The reference entity rating represents the likelihood of a potential payment by the Fund if the referenced entity experiences a credit event as of period end. Notional amounts represent the maximum potential amount of future payments (undiscounted) the Fund could be required to make under the credit derivatives with sold protection.

Options

A Fund may purchase and sell put and call options on securities or an index of securities to enhance investment performance or to protect against changes in market prices. A Fund that invests in debt securities may also purchase and sell put and call options to adjust the interest rate sensitivity of its portfolio or the credit exposure of the portfolio.

Call Options. A call option gives the holder the right to purchase, and obligates the writer to sell, a security at the strike price at any time before the expiration date. A Fund may write call options on a security it owns, in a “directional” strategy hoping to realize a greater current return through the receipt of premiums. In return for the option premium, the Fund takes the risk that it will have to forego any increase in the value of the security over the strike price. When a Fund has written a call option on a security it does not own, its exposure on such an option is theoretically unlimited. A Fund may enter into closing purchase transactions in order to realize a profit or limit a loss on a previously written call option or, in the case of a call option on a security it owns, to free itself to sell the underlying security or to write another call on the security, or protect a security from being called in an unexpected market rise. Any profits from a closing purchase transaction in the case of a call option on a security a Fund owns may be offset by a decline in the value of the underlying security. Conversely, because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from a closing purchase transaction relating to a call option on a security a Fund owns is likely to be offset in whole or in part by unrealized appreciation of the underlying security owned by the Fund. A Fund may not be able to close out a call option that it has previously written.

Put Options. A put option gives the holder the right to sell, and obligates the writer to buy, a security at the exercise price at any time before the expiration date. A Fund may write put options in order to enhance its current return by taking a long directional position as to a security or index of securities. By writing a put option, the Fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then current market value, resulting in a potential capital loss unless the security later appreciates in value. A Fund may terminate a put option that it has written before it expires by entering into a closing purchase transaction. Any loss from this transaction may be partially or entirely offset by the premium received on the terminated option. A Fund may not be able to close out a put option that it has previously written.

Writing put and call options. When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against the amount paid on the underlying investment to determine the realized gain or loss.

Purchasing put and call options. A Fund may purchase put options to protect portfolio holdings against a decline in market value of a security or securities held by it. A Fund may also purchase a put option hoping to profit from an anticipated decline in the value of the underlying security. If the Fund holds the security underlying the option, the option premium and any transaction costs

42

Notes to Financial Statements (Unaudited) (Continued)

will reduce any profit the Fund might have realized had it sold the underlying security instead of buying the put option. A Fund may purchase call options to hedge against an increase in the price of securities that the Fund wants ultimately to buy. A Fund may also purchase a call option as a long directional investment hoping to profit from an anticipated increase in the value of the underlying security. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit the Fund might have realized had it bought the underlying security at the time it purchased the call option.

When a Fund purchases an option, it runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the Fund exercises the option or enters into a closing sale transaction before the option’s expiration. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, the Fund will lose part or all of its investment in the option. This contrasts with an investment by a Fund in the underlying security, since the Fund will not realize a loss if the security’s price does not change. Premiums paid for purchasing options that expire are treated as realized losses.

Exchange Traded Options. Exchange traded options purchased or sold by a Fund may be traded on a securities or options exchange or market. Such options typically have minimal exposure to counterparty risk. However, an exchange or market may at times find it necessary to impose restrictions on particular types of options transactions, such as opening transactions. If an underlying security ceases to meet qualifications imposed by the market or the Options Clearing Corporation, new series of options on that security will no longer be opened to replace expiring series, and opening transactions in existing series may be prohibited. Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options.

OTC Options. OTC options purchased or sold by a Fund are not traded on securities or options exchanges or backed by clearinghouses. Rather, they are entered into directly between a Fund and the counterparty to the option. In the case of an OTC option purchased by the Fund, the value of the option to the Fund will depend on the willingness and ability of the option writer to perform its obligations to the Fund. In addition, OTC options may not be transferable and there may be little or no secondary market for them, so they may be considered illiquid. It may not be possible to enter into closing transactions with respect to OTC options or otherwise to terminate such options, and as a result a Fund may be required to remain obligated on an unfavorable OTC option until its expiration. OTC options are valued using prices supplied by a primary pricing source, selected pursuant to procedures approved by the Trustees.

The Fund(s) listed in the following table had open written option contracts at June 30, 2012. A Fund’s current exposure to a counterparty is typically the fair value of the contract.

Notional Amount	Expiration Date	Description	Premiums Received	Value
PIMCO Total Return Fund
$50,000	7/27/12	U.S. Treasury Note 10 Year Call, Strike 134.00	$10,881	$21,875
8,600,000	8/13/12	Interest Rate Swaption USD 5 Year Put, Strike 1.70*	51,815	19
2,600,000	8/13/12	Interest Rate Swaption USD 5 Year Put, Strike 1.55**	13,310	37
500,000	8/13/12	Interest Rate Swaption USD 5 Year Put, Strike 1.55***	2,427	7
400,000	8/13/12	Interest Rate Swaption USD 5 Year Put, Strike 1.70****	5,090	1
2,800,000	8/13/12	Interest Rate Swaption USD 5 Year Put, Strike 1.70***	39,690	6
2,300,000	8/13/12	Interest Rate Swaption USD 5 Year Put, Strike 1.35***	9,401	335
19,000	8/24/12	U.S. Treasury Note 10 Year Call, Strike 136.00	3,983	3,563
19,000	8/24/12	U.S. Treasury Note 10 Year Put, Strike 131.00	5,800	5,344
4,100,000	9/24/12	Interest Rate Swaption USD 2 Year Put, Strike 2.25****	24,327	-
1,500,000	11/19/12	Interest Rate Swaption USD 1 Year Put, Strike 1.00****	8,558	84
1,800,000	11/19/12	Interest Rate Swaption USD 1 Year Put, Strike 1.75***	6,795	1
1,300,000	3/18/13	Interest Rate Swaption USD 5 Year Call, Strike 1.40**	12,090	20,226
1,300,000	3/18/13	Interest Rate Swaption USD 5 Year Put, Strike 1.40**	25,090	8,030
1,500,000	5/30/13	Interest Rate Swaption USD 5 Year Put, Strike 1.75***	11,437	7,396

			$230,694	$66,924

*	OTC traded option counterparty JPMorgan Chase Bank.
**	OTC traded option counterparty Credit Suisse Securities LLC.
***	OTC traded option counterparty Royal Bank of Scotland PLC.
****	OTC traded option counterparty Goldman Sachs & Co.

43

Notes to Financial Statements (Unaudited) (Continued)

Transactions in written option contracts during the period ended June 30, 2012, were as follows:

	Number of Contracts	Premiums Received
PIMCO Total Return Fund
Options outstanding at December 31, 2011	33,000,015	$138,070
Options written	18,100,088	146,235
Options terminated in closing purchase transactions	(22,400,015)	(53,611)

Options outstanding at June 30, 2012	28,700,088	$230,694

When-Issued, Delayed-Delivery, Forward Commitment, and To-Be-Announced Transactions

A Fund may enter into when-issued, delayed-delivery, forward commitment, or to-be-announced (“TBA”) transactions in order to lock in the purchase price of the underlying security, or in order to adjust the interest rate exposure of the Fund’s existing portfolio. In when-issued, delayed-delivery, or forward commitment transactions, a Fund commits to purchase or sell particular securities, with payment and delivery to take place at a future date. In the case of TBA purchase commitments, the unit price and the estimated principal amount are established when the Fund enters into a commitment, with the actual principal amount being within a specified range of the estimate. Although a Fund does not typically pay for the securities in these types of transactions until they are delivered, it immediately assumes the risks of ownership, including the risk of price fluctuation. If a Fund’s counterparty fails to deliver a security purchased on a when-issued, delayed-delivery, forward commitment, or TBA basis, there may be a loss, and the Fund may have missed an opportunity to make an alternative investment.

Prior to settlement of these transactions, the value of the subject securities will fluctuate. In addition, because the Fund is not required to make payment under these transactions until the delivery date, they may result in a form of leverage.

These securities are valued on the basis of valuations furnished by a pricing service, selected pursuant to procedures approved by the Trustees, which determines valuations taking into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Securities for which no market quotation is available are valued at fair value in accordance with procedures approved by the Trustees. The Funds record on a daily basis the unrealized appreciation (depreciation) based upon changes in the values of these securities. When a when-issued, delayed-delivery, forward commitment, or TBA transaction is closed, the Funds record a realized gain or loss equal to the difference between the value of the transaction at the time it was opened and the value of the transaction at the time it was closed.

Dollar Roll Transactions

A Fund may enter into dollar roll transactions, in which the Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to purchase substantially similar securities on a specified future date from the same party. A Fund may invest in dollar rolls in order to benefit from anticipated changes in pricing for the mortgage-backed securities during the term of the transaction, or for the purpose of creating investment leverage. In a dollar roll, the securities that are to be purchased will be of the same type as the securities sold, but will be supported by different pools of mortgages.

Dollar rolls involve the risk that the Fund’s counterparty will be unable to deliver the mortgage-backed securities underlying the dollar roll at the fixed time. If the counterparty files for bankruptcy or becomes insolvent, a Fund’s use of the transaction proceeds may be restricted pending a determination by the counterparty or its representative, whether to enforce the Fund’s obligation to repurchase the securities. A Fund can incur a loss on a dollar roll transaction (either because its counterparty fails to perform or because the value of the mortgages subject to the transaction declines) and on the investments made by the Fund with the proceeds of the dollar roll transaction. Dollar roll transactions generally have the effect of creating leverage in a Fund’s portfolio.

A Fund accounts for a dollar roll transaction as a purchase and sale whereby the difference in the sales price and purchase price of the security sold is recorded as a realized gain (loss). If certain criteria are met, these dollar roll transactions may be considered financing transactions, whereby the difference in the sales price and the future purchase price is recorded as an adjustment to interest income.

44

Notes to Financial Statements (Unaudited) (Continued)

The PIMCO Total Return Fund had dollar roll transactions during the period ended June 30, 2012, which were accounted for as financing transactions.

PIMCO Total Return Fund
Average balance outstanding	$1,362,737
Average interest rate	(0.07%)

Inflation-Indexed Bonds

The Funds may invest in inflation-indexed bonds, which are fixed income securities whose principal value or coupon is periodically adjusted according to the rate of inflation, as measured by the Consumer Price Index for All Urban Consumers (“CPI-U”) (for U.S. Treasury inflation-indexed bonds) or, generally, by a comparable inflation index calculated by the foreign government issuing the inflation-indexed bonds.

If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed, and will fluctuate. The Funds may also invest in other inflation related bonds which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal. Any adjustments to the principal amount of an inflation-indexed bond due to inflation will be reflected as increases or decreases to interest income. Such adjustments may have a significant impact on the Fund’s distributions.

The value of inflation-indexed bonds is generally based on changes in real interest rates, which in turn are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds. While the values of these securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in value. There can be no assurance that the CPI-U or any foreign inflation index will accurately measure the real rate of inflation, or that the rate of inflation in a foreign country will correlate to the rate of inflation in the United States. Additionally, if interest rates rise due to reasons other than inflation, investors in these securities may not be protected to the extent that the increase is not reflected in the bond’s inflation measure.

Bank Loans

Certain of the Funds may invest in bank loans including, for example, corporate loans, loan participations, direct debt, bank debt, and bridge debt. A Fund may invest in a loan by lending money to a borrower directly as part of a syndicate of lenders. In a syndicated loan, the agent that originated and structured the loan typically administers and enforces the loan on behalf of the syndicate. Failure by the agent to fulfill its obligations may delay or adversely affect receipt of payment by a Fund. A Fund may also invest in loans through novations, assignments, and participation interests. In a novation, a Fund typically assumes all of the rights of a lending institution in a loan, including the right to receive payments of principal and interest and other amounts directly from the borrower and to enforce its rights as a lender directly against the borrower. When a Fund takes an assignment of a loan, the Fund acquires some or all of the interest of another lender (or assignee) in the loan. In such cases, the Fund may be required generally to rely upon the assignor to demand payment and enforce rights under the loan. If a Fund acquires a participation in the loan, the Fund purchases an indirect interest in a loan held by a third party and the Fund typically will have a contractual relationship only with the third party loan investor, not with the borrower. As a result, a Fund may have the right to receive payments of principal, interest, and any fees to which it is entitled only from the loan investor selling the participation and only upon receipt by such loan investor of such payments from the borrower. In such cases, a Fund assumes the credit risk of both the borrower and the loan investor selling the participation, and the Fund may be unable to realize some or all of the value of its interest in the loan in the event of the insolvency of the third party.

45

Notes to Financial Statements (Unaudited) (Continued)

Changes in the financial condition of the borrower or economic conditions or other circumstances may reduce the capacity of the borrower to make principal and interest payments on such instruments and may lead to defaults. The value of any collateral securing a bank loan may decline after the Fund invests, and there is a risk that the value of the collateral may not be sufficient to cover the amount owed to the Fund.

At June 30, 2012, the Funds had no unfunded loan commitments.

Repurchase Agreements

Each Fund may enter into repurchase agreements with certain banks and broker-dealers whereby a Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. A Fund, through its custodian, takes possession of the securities collateralizing the repurchase agreement in a segregated account. Repurchase agreements must be fully collateralized at all times, but involve some risk to a Fund if the other party should default on its obligation and the Fund is delayed or prevented from recovering the collateral, or if the Fund is required to return collateral to a borrower at a time when it may realize a loss on the investment of that collateral. Collateral for certain tri-party repurchase agreements is held at the Fund’s custodian or sub-custodian in a segregated account for the benefit of the Fund and the counterparty.

Reverse Repurchase Agreements

Each Fund may enter into reverse repurchase agreements with banks and broker-dealers to enhance return. Reverse repurchase agreements involve sales by a Fund of portfolio securities concurrently with an agreement by the Fund to repurchase the same securities at a later date at a fixed price. During the reverse repurchase agreement period, the Fund continues to receive principal and interest payments on the securities and also has the opportunity to earn a return on the collateral furnished by the counterparty to secure its obligation to redeliver the securities. A reverse repurchase agreement generally creates investment leverage. If the counterparty in a reverse repurchase agreement files for bankruptcy or becomes insolvent, a Fund’s use of proceeds from the sale of its securities may be restricted while the other party or its trustee or receiver determines whether to enforce the Fund’s obligation to repurchase the securities.

PIMCO Total Return Fund
Average balance outstanding	$148,361
Maximum balance outstanding	$3,212,000
Average interest rate	0.05%
Weighted average maturity	10 days

Average balance outstanding was calculated based on daily balances outstanding during the period that the Fund had entered into reverse repurchase agreements.

Accounting for Investment Transactions

Investment transactions are accounted for on the trade date. Realized gains and losses on sales of investments and unrealized appreciation and depreciation of investments are computed by the specific identification cost method. Proceeds received from litigation, if any, are included in realized gains on investment transactions for any investments that are no longer held in the portfolio and as a reduction in cost for investments that continue to be held in the portfolio. Interest income, adjusted for amortization of discounts and premiums on debt securities, is earned from the settlement date and is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Withholding taxes on foreign interest, dividends, and capital gains have been provided for in accordance with the applicable country’s tax rules and rates. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Funds estimate the components of distributions received that may be considered return of capital distributions or capital gain distributions.

46

Notes to Financial Statements (Unaudited) (Continued)

Foreign Currency Translation

The books and records of the Funds are maintained in U.S. dollars. The market values of foreign currencies, foreign securities, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the mean of the buying and selling rates of such currencies against the U.S. dollar at the end of each business day. Purchases and sales of foreign securities and income and expense items are translated at the rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations arising from changes in the exchange rates from that portion arising from changes in the market prices of securities. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of dividends or interest recorded on the books of the Funds and the amount actually received.

Allocation of Operating Activity

In maintaining the records for the Funds, the income and expense accounts are allocated to each class of shares. Investment income and loss, and unrealized and realized gains or losses are prorated among the classes of shares based on the relative net assets of each. Expenses are allocated to each class of shares depending on the nature of the expenditures. Administration and service fees, if any, which are directly attributable to a class of shares, are charged to that class’s operations. Expenses of the Fund not directly attributable to the operations of any class of shares or Fund are prorated among the Funds and classes to which the expense relates based on the relative net assets of each.

Foreign Securities

The Funds may invest in foreign securities. Foreign securities, including ADRs, are subject to additional risks compared to securities of U.S. issuers, including international trade, currency, political, regulatory, and diplomatic risks. In addition, fluctuations in currency exchange rates may adversely affect the values of foreign securities and the price of a Fund’s shares. Emerging markets securities are subject to greater risks than securities issued in developed foreign markets, including less liquidity, greater price volatility, higher relative rates of inflation, greater political and economic instability, and greater volatility in currency exchange rates.

Credit Risk

The Funds may invest a portion of their assets, directly or indirectly, in securities backed by mortgage loans, credit card receivables, and automotive loans. The values and related income of these securities are sensitive to changes in economic conditions, including delinquencies and/or defaults. Continuing shifts in the market’s perception of credit quality on such securities have resulted in increased volatility of market price and periods of decreased market activity that have adversely impacted the valuation and liquidity of such securities.

Federal Income Tax

It is each Fund’s intent to continue to comply with the provisions of subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to a regulated investment company. Under such provisions, the Funds would not be subject to federal income taxes on their ordinary income and net realized capital gains to the extent they are distributed or deemed to have been distributed to their shareholders. Therefore, the Funds have not made any provision for federal income tax.

Dividends and Distributions to Shareholders

Dividends from net investment income and distributions of any net realized capital gains of each Fund are declared and paid annually and at other times as may be required to satisfy tax or regulatory requirements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. As a result, net

47

Notes to Financial Statements (Unaudited) (Continued)

investment income and net realized capital gains on investment transactions for a reporting period may differ significantly from distributions during such period.

3.	Management Fees and Other Transactions

Investment Management Fees

Under agreements between MassMutual and the Trust on behalf of each Fund, MassMutual is responsible for providing investment management services for each Fund. In return for these services, MassMutual receives advisory fees, based upon each Fund’s average daily net assets, at the following annual rates:

Focused Equity Fund	0.75%
Fundamental Growth Fund	0.70%
Fundamental Value Fund*	0.65% on the first $1 billion; and
0.625% on any excess over $1 billion
PIMCO Total Return Fund	0.50%

*	Prior to June 1, 2012, the investment management fees were as follows:

Fundamental Value Fund	0.65%

MassMutual has entered into investment subadvisory agreements with the following unaffiliated investment subadvisers: Harris Associates L.P. for the Focused Equity Fund; Pacific Investment Management Company LLC for the PIMCO Total Return Fund; and Wellington Management Company, LLP for the Fundamental Growth Fund and Fundamental Value Fund. MassMutual pays a subadvisory fee to each of these subadvisers based upon the aggregate net assets under management which include (1) the average daily net assets of the specified Fund which it manages, and, if applicable, (2) the average daily net assets of all other funds or accounts of MassMutual or its affiliates for which the subadviser provides subadvisory services and which have substantially the same investment objectives, policies and investment strategies.

The Funds’ subadvisory fees are paid by MassMutual out of the management fees previously disclosed above.

Administration Fees

Under separate administrative and shareholder services agreements between each Fund and MassMutual, MassMutual provides certain administrative and shareholder services and bears some class specific administrative expenses. In return for these services, MassMutual receives an administrative services fee, based upon the average daily net assets of the applicable class of shares of the Fund, at the following annual rates:

	Class II	Service Class I
Focused Equity Fund	0.10%	0.10%
Fundamental Growth Fund	0.10%	0.10%
Fundamental Value Fund	0.10%	0.10%
PIMCO Total Return Fund	0.10%	0.10%

48

Notes to Financial Statements (Unaudited) (Continued)

Distribution and Service Fees

MML Distributors, LLC (the “Distributor”) acts as distributor to the Funds. Pursuant to a Distribution and Services Plan adopted by the Funds pursuant to Rule 12b-1 under the 1940 Act, Service Class I shares of the Funds pay an annual fee of 0.25% of the average daily net asset value of Service Class I shares. This fee, or a portion thereof, is paid to: (i) the Distributor for services provided and expenses incurred by it in connection with the distribution of Service Class I shares, as applicable, of each Fund; and/or (ii) MassMutual for services provided and expenses incurred by it for purposes of maintaining or providing personal services to Service Class I shareholders.

Expense Caps and Waivers

MassMutual agreed to bear the expenses of the Funds (other than extraordinary litigation and legal expenses, Acquired Fund fees and expenses#, interest expense, short sale dividend and loan expense, or other non-recurring or unusual expenses such as, for example, organizational expenses and shareholder meeting expenses) based upon the average daily net assets of the applicable class of shares of the Funds, as follows:

	Class II	Service Class I
Focused Equity Fund*	0.90%	1.15%
Fundamental Growth Fund*	0.85%	1.10%
Fundamental Value Fund*^	0.80%	1.05%
PIMCO Total Return Fund*^^	0.65%	0.90%

#	Acquired Fund fees and expenses are expenses borne indirectly by a Fund through investments in other pooled investment vehicles.
*	Expense caps in effect through April 30, 2013.
^	Interest expense and short sale dividend and loan expense were not excluded from the caps prior to May 1, 2012.
^^	Short sale dividend and loan expense was not excluded from the caps prior to May 1, 2012.

Expense caps and waiver amounts are reflected as a reduction of expenses on the Statements of Operations.

Rebated Brokerage Commissions

The Fundamental Value Fund has entered into agreements with certain brokers whereby the brokers will rebate to the Fund, in cash, a portion of brokerage commissions. Rebated brokerage commissions are amounts earned by the Fund and are included with realized gain or loss on investment transactions presented in the Statements of Operations. For the period ended June 30, 2012, brokerage commissions rebated under these agreements amounted to $1,306.

Deferred Compensation

Trustees of the Funds who are not employees of MassMutual or its subsidiaries may elect to defer receipt of their annual fees in accordance with terms of a Non-Qualified Deferred Compensation Plan. Amounts deferred shall accrue interest or earnings and shall be recorded on the Funds’ books as other liabilities. Deferred compensation is included within Trustees’ fees and expenses in the Statements of Assets and Liabilities.

Other

Certain officers and trustees of the Funds are also employees of MassMutual. The compensation of each trustee who is not an employee of MassMutual is borne by the Funds.

49

Notes to Financial Statements (Unaudited) (Continued)

4.	Purchases and Sales of Investments

Cost of purchases and proceeds from sales of investment securities (excluding short-term investments) for the period ended June 30, 2012, were as follows:

	Purchases		Sales
	Long-Term U.S. Government Securities	Other Long-Term Securities	Long-Term U.S. Government Securities	Other Long-Term Securities
Focused Equity Fund	$-	$19,885,022	$-	$18,863,678
Fundamental Growth Fund	-	51,159,133	-	46,810,932
Fundamental Value Fund	-	18,067,425	-	34,215,707
PIMCO Total Return Fund	1,095,300,424	7,291,455	943,116,113	23,152,754

5.	Capital Share Transactions

Changes in shares outstanding for each Fund were as follows:

	Six Months Ended June 30, 2012		Year Ended December 31, 2011

	Shares	Amount	Shares	Amount

Focused Equity Fund Class II*
Sold	11,570,947	$127,532,831	11,000,000	$110,000,000
Issued as reinvestment of dividends	-	-	17,374	166,793
Redeemed	(11,336,015)	(124,898,412)	-	-

Net increase (decrease)	234,932	$2,634,419	11,017,374	$110,166,793

Focused Equity Fund Service Class I**
Sold	39,513	$435,785
Issued as reinvestment of dividends	-	-
Redeemed	(1,976)	(20,677)

Net increase (decrease)	37,537	$415,108

Fundamental Growth Fund Class II*
Sold	16,355,886	$181,535,322	15,000,000	$150,000,000
Issued as reinvestment of dividends	-	-	-	-
Redeemed	(15,450,159)	(171,170,456)	-	-

Net increase (decrease)	905,727	$10,364,866	15,000,000	$150,000,000

Fundamental Growth Fund Service Class I**
Sold	16,155	$180,376
Issued as reinvestment of dividends	-	-
Redeemed	(6)	(64)

Net increase (decrease)	16,149	$180,312

Fundamental Value Fund Class II
Sold	802,309	$9,407,223	5,217,989	$57,202,389
Issued as reinvestment of dividends	-	-	19,242	199,927
Redeemed	(2,331,735)	(27,572,672)	(805,857)	(8,207,485)

Net increase (decrease)	(1,529,426)	$(18,165,449)	4,431,374	$49,194,831

Fundamental Value Fund Service Class I**
Sold	9,959	$120,000
Issued as reinvestment of dividends	-	-
Redeemed	(1)	(17)

Net increase (decrease)	9,958	$119,983

50

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended June 30, 2012		Year Ended December 31, 2011

	Shares	Amount	Shares	Amount
PIMCO Total Return Fund Class II
Sold	4,200,717	$43,607,997	11,707,541	$117,047,558
Issued as reinvestment of dividends	-	-	26,442	267,068
Redeemed	(905,064)	(9,414,441)	(2,770,352)	(27,993,624)

Net increase (decrease)	3,295,653	$34,193,556	8,963,631	$89,321,002

PIMCO Total Return Fund Service Class I**
Sold	99,841	$1,050,660
Issued as reinvestment of dividends	-	-
Redeemed	(3,572)	(37,756)

Net increase (decrease)	96,269	$1,012,904

*	Fund commenced operations on December 8, 2011.
**	Service Class I shares commenced operations on May 1, 2012.

6.	Federal Income Tax Information

At June 30, 2012, the cost of securities and the unrealized appreciation (depreciation) in the value of investments owned by the Funds, as computed on a federal income tax basis, were as follows:

	Federal Income Tax Cost	Tax Basis Unrealized Appreciation	Tax Basis Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Focused Equity Fund	$113,113,763	$12,013,041	$(4,266,490)	$7,746,551
Fundamental Growth Fund	160,009,109	17,128,396	(3,592,683)	13,535,713
Fundamental Value Fund	154,920,190	21,275,710	(7,274,322)	14,001,388
PIMCO Total Return Fund	454,719,785	6,622,167	(3,081,517)	3,540,650

Net capital loss carryforwards may be applied against any net realized taxable gains in succeeding years, subject to the carryforward period limitations, where applicable. On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”) was signed by the President. The Modernization Act changed the capital loss carryforward rules as they relate to regulated investment companies. Capital losses generated in tax years beginning after the date of enactment may now be carried forward indefinitely, and retain the character of the original loss. Under pre-enactment law, capital losses could be carried forward for up to eight tax years as short-term capital losses. The provisions affecting the utilization of capital loss carryforwards under the Modernization Act also require the utilization of post-enactment losses prior to the utilization of pre-enactment losses.

At December 31, 2011, the following Fund(s) had available, for federal income tax purposes, unused capital losses:

	Long Term Capital Loss Carryforward	Short Term Capital Loss Carryforward
PIMCO Total Return Fund	$-	$1,277,677

Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital.

51

Notes to Financial Statements (Unaudited) (Continued)

The tax character of distributions (including capital gain dividends, if any, designated pursuant to Section 852 of the Code) paid during the year ended December 31, 2011, was as follows:

	Ordinary Income	Long Term Capital Gain	Return of Capital
Focused Equity Fund	$140,745	$-	$26,048
Fundamental Value Fund	199,927	-	-
PIMCO Total Return Fund	267,068	-	-

Capital accounts within financial statements are periodically adjusted for permanent differences between book and tax accounting. These adjustments have no impact on net assets or the results of operations. Temporary book and tax accounting differences will reverse in subsequent periods. At December 31, 2011, temporary book and tax accounting differences were primarily attributable to investments in forward contracts, futures contracts, options contracts, swap agreements, premium amortization accruals, the deferral of wash sale losses, and deferred Trustee compensation.

At December 31, 2011, the components of distributable earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long Term Capital Gain (Capital Loss Carryover)	Other Temporary Differences	Unrealized Appreciation (Depreciation)
Focused Equity Fund	$-	$-	$(192)	$409,511
Fundamental Growth Fund	-	-	(262)	(721,559)
Fundamental Value Fund	2,900,763	-	(4,838)	5,760,158
PIMCO Total Return Fund	5,500,191	(1,277,677)	96,421	(1,480,250)

The Funds did not have any unrecognized tax benefits at June 30, 2012, nor were there any increases or decreases in unrecognized tax benefits for the period then ended. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as an income tax expense in the Statements of Operations. During the period ended June 30, 2012, the Funds did not incur any such interest or penalties. The Funds are subject to examination by U.S. federal and state tax authorities for returns filed to date. Foreign taxes are provided for based on the Funds’ understanding of the tax rules and rates that exist in the foreign markets in which they invest.

7.	Indemnifications

Under the Funds’ organizational documents, current and former Trustees and Officers are provided with specified rights to indemnification against liabilities arising in connection with the performance of their duties to the Funds, and shareholders are indemnified against personal liability for obligations of the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

8.	Subsequent Events

Management has evaluated the events and transactions subsequent to June 30, 2012, through the date when the financial statements were issued, and determined that there are no material events or transactions that would require adjustments to or disclosures in the Funds’ financial statements other than those disclosed below.

Effective August 1, 2012, each Fund may lend its securities to qualified brokers; however, securities lending cannot exceed 33% of the total assets of the Fund taken at current value. The loans are collateralized at all times with cash or securities with a market value at least equal to 100% of the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of a Fund and any additional collateral is delivered to the Fund the next business day. As with other extensions of credit, the Funds may bear the risk of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. The Funds receive compensation for lending their securities.

52

Other Information (Unaudited)

Proxy Voting

A description of the policies and procedures that each Fund’s investment adviser and subadvisers use to vote proxies relating to the Fund’s portfolio securities is available, without charge, upon request, by calling 1-888-309-3539, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available, without charge, upon request, on the MassMutual website at http://www.massmutual.com/funds and on the SEC’s website at http://www.sec.gov.

Quarterly Reporting

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

Trustees’ Approval of Investment Advisory Contracts

At their meetings in April and May 2012, the Contract Committee (the “Committee”) and the Trustees, including the Trustees who are not “interested persons” (as such term is defined in the 1940 Act) of the Trust, MassMutual, or subadvisers (the “Independent Trustees”), re-approved the existing advisory and subadvisory agreements (collectively, the “Contracts”) for each of the Fundamental Value Fund and PIMCO Total Return Fund. In preparation for the meetings, the Trustees requested, and MassMutual and the subadvisers provided in advance, certain materials relevant to the consideration of the Contracts (the “Meeting Materials”). In all of their deliberations, the Trustees were advised by independent counsel.

The Committee received in advance of the meetings (i) a memorandum from MassMutual discussing the nature and quality of the services it provides as investment manager to the Funds; (ii) a profitability analysis prepared by MassMutual; and (iii) a fee and performance study report (the “Third-Party Report”) with respect to each Fund prepared by an independent third-party vendor (the “Third-Party”). The Third Party Report provided detailed comparative management fee, total expense, and performance information for each Fund to assist the Committee in its evaluation of the Contracts. The Committee also considered information presented to it throughout the year regarding MassMutual and each of the subadvisers.

The Committee considered the nature, scope, and quality of services MassMutual provides to the Funds, including: (i) the financial condition, stability, and business strategy of MassMutual; (ii) the capabilities of MassMutual with respect to regulatory compliance and its ability to monitor compliance with the investment policies of the Funds; (iii) MassMutual’s ability to provide investment oversight and administrative and shareholder services to the Funds; and (iv) the experience and qualifications of the personnel of MassMutual that perform, or oversee the performance of, the services provided to the Funds and the needs of the Funds for administrative and shareholder services.

The Committee then reviewed and considered, for each Fund separately, the detailed information presented in the Third-Party Report regarding: (i) Fund expenses, including, among other things, both the Fund’s advisory fee and total net expense ratio against peer funds; and (ii) the Fund’s relative performance (over various time periods against peer funds and a benchmark index). In connection with the Committee’s review, MassMutual provided commentary and analysis regarding each Fund’s performance and expenses. The Committee also noted that it had received in the Meeting Materials or during the course of the past year: (i) detailed information regarding MassMutual’s ability to provide investment oversight and administrative and shareholder services to the Funds; and (ii) a wide range of information about each subadviser and its personnel with responsibility for providing services to the respective Fund and the fees payable to each subadviser by MassMutual. MassMutual reviewed with the Committee in detail the work MassMutual does in its oversight, administrative, and shareholder servicing roles, the expertise it brings to these roles, the size of its teams, and the financial commitment it has made to providing those services. Throughout the discussion, MassMutual responded to Committee members’ questions and provided additional information concerning each Fund.

53

Other Information (Unaudited) (Continued)

The Committee reviewed the expense and performance information for each Fund. (References to the one-year period below are to the period ended December 31, 2011. In all cases, the comparative expense information is that of a Fund’s “peer group” and the comparative performance information is that of a Fund’s “performance category.”)

The Committee noted that the Fundamental Value Fund had achieved third-quartile comparative performance for the one-year period, but that it was recently organized and did not have a longer performance record. The Committee determined that the period was too short a time to make any substantial determinations as to the quality of the subadviser’s performance. The Committee noted that the Fund’s expenses were in the third quartile, but that the Fund’s total net expense ratio was only three basis points higher than the median of its peer group.

The Committee considered information regarding the PIMCO Total Return Fund, which had underperformed compared to its peers. The Committee considered that the Fund had a one-year performance record (during its first year) in the 100th percentile. The Committee considered statements by the Third-Party and MassMutual that Pacific Investment Management Company LLC (“PIMCO”) had experienced one of the worst years in its long history of managing funds in that strategy, due to the firm’s well publicized position to de-emphasize U.S. Treasury securities, which, in retrospect turned out to be an ill-timed decision, but which was arguably well-considered at the time it was made. The Committee also considered MassMutual’s positive view of PIMCO’s long-term favorable performance record in this strategy and MassMutual’s continued confidence in the firm and the strategy. The Committee also noted that the Fund’s total net expense ratio was in the second quartile.

With respect to the Fundamental Value Fund, the Committee considered, in addition to the other factors noted above, the fact that MassMutual was proposing a revised advisory fee schedule reflecting new breakpoints for the Fund.

In conjunction with its review of the Third-Party Report, the Committee also reviewed and considered information included in the Meeting Materials, or discussed at the meeting, concerning economies of scale and the profitability of MassMutual’s advisory relationship with the various Funds, including: (i) a description of the revenue (including management fees and administrative and shareholder services fees, as applicable) and expense allocation methodology employed by MassMutual; and (ii) profitability information for each individual Fund. The discussions included consideration of the intangible benefits derived by MassMutual and its affiliates resulting from their relationships with the Funds and the so-called “fallout benefits” to MassMutual, such as any reputational value derived from serving as investment adviser to the Funds, and benefits accruing to subadvisers due to so-called “soft-dollar arrangements.”

Prior to the votes being taken to approve the Contracts, the Committee met separately in executive session to discuss the appropriateness of such contracts. The Committee weighed the foregoing matters in light of the advice given to them by their independent legal counsel as to the law applicable to the review of investment advisory contracts. In arriving at a decision, the Committee did not identify any single matter as all-important or controlling. The foregoing summary does not detail all of the matters considered.

As to each of the Funds, the Committee concluded that: (i) overall, it was satisfied with the nature, extent, and quality of services provided, and expected to be provided in the future, under the Contracts, including the level of MassMutual’s oversight of each Fund and the subadvisory process; (ii) MassMutual’s levels of profitability from its relationship with the various Funds were not excessive and the advisory fees payable under the Contracts and each Fund’s total net expenses are fair and reasonable; (iii) the investment processes, research capabilities, and philosophies of the subadvisers generally appear well suited to the Funds, given their investment objectives and policies; (iv) either the relative or absolute performance of a Fund (in each case, taking into account the applicable investment strategy and risk profile of the Fund), or the steps MassMutual has proposed in respect of the underperformance of a Fund, are sufficient to warrant continuation of the Contracts for each of the Funds; and (v) the terms of the Contracts were fair and reasonable with respect to each Fund and were in the best interests of each Fund’s shareholders.

54

Other Information (Unaudited) (Continued)

Fund Expenses June 30, 2012

Expense Examples:

The following information is in regards to expenses for the six months ended June 30, 2012:

As a shareholder of the Funds, you incur ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested for the six months ended June 30, 2012.

Actual Expenses:

The first four columns of the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Operating Expenses Incurred” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:

The last two columns of the table below provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the last two columns of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Value	Annualized Expense Ratio	Ending Value (Based on Actual Returns and Expenses)	Operating Expenses Incurred*	Ending Value (Based on Hypothetical Returns and Expenses)	Operating Expenses Incurred*
Focused Equity Fund
Class II	$1,000	0.90%	$1,077.80	$4.62	$1,020.30	$4.50
Service Class I**	1,000	1.15%	935.90	1.82	1,019.00	5.74
Fundamental Growth Fund
Class II	1,000	0.85%	1,099.50	4.41	1,020.50	4.25
Service Class I**	1,000	1.10%	951.30	1.76	1,019.30	5.49
Fundamental Value Fund
Class II	1,000	0.80%	1,081.80	4.12	1,020.80	4.00
Service Class I**	1,000	1.05%	967.90	1.69	1,019.50	5.24
PIMCO Total Return Fund
Class II	1,000	0.65%	1,045.40	3.29	1,021.50	3.25
Service Class I**	1,000	0.90%	1,008.60	1.48	1,020.30	4.50

*	Expenses are calculated using the annualized expense ratio for the six months ended June 30, 2012, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year, unless stated otherwise.
**	Actual expenses are calculated using the annualized expense ratio, multiplied by the average account value over the period from inception of the Class(s) on May 1, 2012, through June 30, 2012, multiplied by the number of days in the inception period divided by the number of days in the year. Hypothetical expenses are calculated using the annualized expense ratio for the six months ended June 30, 2012, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

55

Distributor:

MML Distributors, LLC

1295 State Street

Springfield, MA 01111-0001

©2012 Massachusetts Mutual Life Insurance Company, Springfield, MA 01111-0001. All rights reserved. www.massmutual.com. MassMutual
Financial Group is a marketing name for Massachusetts Mutual Life Insurance Company (MassMutual) and its affiliated companies and sales representatives.	L4540c 712 CRN201309-162852

Item 2. Code of Ethics.

Not applicable to this filing.

Item 3. Audit Committee Financial Expert.

Not applicable to this filing.

Item 4. Principal Accountant Fees and Services.

Not applicable to this filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable to this filing.

Item 6. Investments.

Please see portfolio of investments contained in the Reports to Stockholders included under Item 1 of this form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to this filing.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to this filing.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to this filing.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable to this filing.

Item 11. Controls and Procedures.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this Form N-CSR, to provide reasonable assurance that the information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized, and reported within the time periods specified in the SEC’s rules and forms, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the Registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of Ethics (Item 2) is not applicable to this filing.

(a)(2) Certifications of the Principal Executive Officer and Principal Financial Officer of the Registrant as required by

Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto as Exhibit 99CERT.

(a)(3) Not applicable to this filing.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 as required by Rule 30a-2(b), under the 1940 Act (17 CFR 270.30a-2(b)), Rule 15d-14(b) under the Securities Exchange Act of 1934 (17 CFR 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) are attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    MML Series Investment Fund

By (Signature and Title)	/s/ Richard J. Byrne
Richard J. Byrne, President and Principal Executive Officer

Date    8/24/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Richard J. Byrne
Richard J. Byrne, President and Principal Executive Officer

Date    8/24/12

By (Signature and Title)	/s/ Nicholas H. Palmerino
Nicholas H. Palmerino, Treasurer and Principal Financial Officer

Date    8/24/12